UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2021
Virtus Newfleet Core Plus Bond Fund
Virtus Newfleet High Yield Fund
Virtus Newfleet Low Duration Core Plus Bond Fund
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Virtus Newfleet Senior Floating Rate Fund
Virtus Newfleet Tax-Exempt Bond Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2021.
Monetary support and fiscal stimulus drove strong returns for global markets during the period as optimism about vaccinations increased and economic indicators improved. For the six months, U.S. small-cap stocks, which gained 48.06% as measured by the Russell 2000® Index, strongly outperformed large-capitalization stocks, which returned 19.07%, as measured by the S&P 500® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 20.08%, and emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 22.43%.
In fixed income markets, the yield on the 10-year Treasury rose sharply to 1.74% on March 31, 2021, from 0.69% on September 30, 2020, based on inflation fears. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, was down 2.73% for the six-month period, but non-investment grade bonds, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, were up 7.36%.
On behalf of the Virtus Funds and our investment managers, I thank you for entrusting us with your assets. To learn more about the other investment strategies we offer, please visit Virtus.com. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2021
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$ 995.60	0.79%	$ 3.93
	Class C	1,000.00	992.30	1.55	7.70
	Class I	1,000.00	997.00	0.55	2.74
	Class R6	1,000.00	996.80	0.43	2.14
Newfleet High Yield Fund
	Class A	1,000.00	1,088.50	0.99	5.15
	Class C	1,000.00	1,083.00	1.75	9.09
	Class I	1,000.00	1,087.10	0.75	3.90
	Class R6	1,000.00	1,090.50	0.62	3.23
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	1,008.00	0.75	3.75
	Class C	1,000.00	1,004.30	1.50	7.50
	Class I	1,000.00	1,010.20	0.50	2.51
	Class R6	1,000.00	1,009.60	0.43	2.15
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	1,038.00	0.99	5.03
	Class C	1,000.00	1,033.70	1.74	8.82
	Class I	1,000.00	1,038.70	0.74	3.76
	Class R6	1,000.00	1,040.60	0.60	3.05
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	1,058.00	1.03	5.28
	Class C	1,000.00	1,054.10	1.78	9.12
	Class I	1,000.00	1,059.40	0.78	4.00
	Class R6	1,000.00	1,060.20	0.64	3.29
Newfleet Tax-Exempt Bond Fund
	Class A	1,000.00	1,012.10	0.85	4.26
	Class C	1,000.00	1,007.40	1.60	8.01
	Class I	1,000.00	1,013.40	0.60	3.01

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$ 1,020.99	0.79%	$ 3.98
	Class C	1,000.00	1,017.20	1.55	7.80
	Class I	1,000.00	1,022.19	0.55	2.77
	Class R6	1,000.00	1,022.79	0.43	2.17
Newfleet High Yield Fund
	Class A	1,000.00	1,020.00	0.99	4.99
	Class C	1,000.00	1,016.21	1.75	8.80
	Class I	1,000.00	1,021.19	0.75	3.78
	Class R6	1,000.00	1,021.84	0.62	3.13
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	1,021.19	0.75	3.78
	Class C	1,000.00	1,017.45	1.50	7.54
	Class I	1,000.00	1,022.44	0.50	2.52
	Class R6	1,000.00	1,022.79	0.43	2.17
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	1,020.00	0.99	4.99
	Class C	1,000.00	1,016.26	1.74	8.75
	Class I	1,000.00	1,021.24	0.74	3.73
	Class R6	1,000.00	1,021.94	0.60	3.02
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	1,019.80	1.03	5.19
	Class C	1,000.00	1,016.06	1.78	8.95
	Class I	1,000.00	1,021.04	0.78	3.93
	Class R6	1,000.00	1,021.74	0.64	3.23
Newfleet Tax-Exempt Bond Fund
	Class A	1,000.00	1,020.69	0.85	4.28
	Class C	1,000.00	1,016.95	1.60	8.05
	Class I	1,000.00	1,021.94	0.60	3.02

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Home Loan Mortgage Corporation (“Freddie Mac”)
A government-owned corporation that buys mortgages and packages them into mortgage-backed securities.
Federal National Mortgage Association (“Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans, but backs or guarantees them in the secondary mortgage market.
Government National Mortgage Association (“Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Morgan Stanley Structured Asset Security (“MASTR”)
A flexible and evolving segment of the capital markets, structured investments typically combine a debt security or certificate of deposit (CD) with exposure to other underlying asset classes (such as equities, commodities, currencies or interest rates) to create a way for investors to express a market view (bullish, bearish or market neutral), complement an investment objective (conservative, moderate or aggressive), hedge an existing position or gain exposure to a variety of underlying asset classes.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2021
Permanent School Fund Guarantee Program
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Real Estate Mortgage Investment Conduit (“REMIC”)
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P Depositary Receipt (“SPDR”)
The S&P Depositary Receipt is an Exchange-Traded Fund (ETF) set up to mimic the movements of an index produced by Standard & Poor’s.

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2021
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2021.
Newfleet Core Plus Bond Fund
Corporate Bonds and Notes		35%
Financials	12%
Information Technology	4
Energy	3
All other Corporate Bonds and Notes	16
Mortgage-Backed Securities		25
U.S. Government Securities		13
Asset-Backed Securities		10
Leveraged Loans		9
Short-Term Investment		2
Foreign Government Securities		2
Other (includes securities lending collateral)		4
Total		100%
Newfleet High Yield Fund
Corporate Bonds and Notes		90%
Consumer Discretionary	15%
Communication Services	13
Energy	12
Industrials	10
Health Care	9
Financials	9
Materials	8
All other Corporate Bonds and Notes	14
Leveraged Loans		7
Securities Lending Collateral		3
Other		1
Total		100%

Newfleet Low Duration Core Plus Bond Fund
Asset-Backed Securities		33%
Mortgage-Backed Securities		32
Corporate Bonds and Notes		17
Financials	6%
Information Technology	2
Industrials	2
All other Corporate Bonds and Notes	7
Leveraged Loans		7
U.S. Government Securities		5
Short-Term Investment		3
Preferred Stocks		1
Other (includes securities lending collateral)		2
Total		100%
Newfleet Multi-Sector Intermediate Bond Fund
Corporate Bonds and Notes		47%
Energy	9%
Financials	8
Consumer Discretionary	6
All other Corporate Bonds and Notes	24
Leveraged Loans		19
Mortgage-Backed Securities		14
Asset-Backed Securities		10
Foreign Government Securities		7
Preferred Stocks		2
Securities Lending Collateral		1
Total		100%

Newfleet Senior Floating Rate Fund
Leveraged Loans		94%
Healthcare	15%
Service	11
Information Technology	7
Forest Prod / Containers	6
Gaming / Leisure	6
Manufacturing	6
Food / Tobacco	5
All other Leveraged Loans	38
Corporate Bonds and Notes		4
Common Stocks		1
Other (includes short-term investment)		1
Total		100%
Newfleet Tax-Exempt Bond Fund
Texas	14%
Illinois	14
Florida	13
Colorado	6
Arizona	5
District of Columbia	5
New Jersey	4
Other (includes exchange-traded fund)	39
Total	100%

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—13.7%
U.S. Treasury Bonds
2.500%, 2/15/46	$1,115	$ 1,136
3.000%, 8/15/48	4,100	4,601
2.000%, 2/15/50	975	892
1.375%, 8/15/50	1,595	1,245
1.625%, 11/15/50	455	379
1.875%, 2/15/51	565	501
U.S. Treasury Notes
0.125%, 5/31/22	825	825
0.250%, 5/31/25	800	785
2.875%, 8/15/28	1,180	1,298
2.625%, 2/15/29	585	633
1.500%, 2/15/30	2,155	2,129
0.875%, 11/15/30	820	758
Total U.S. Government Securities (Identified Cost $15,183)		15,182

Municipal Bonds—1.4%
California—0.3%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	250	245
University of California, Series B-A, Taxable 4.428%, 5/15/48	140	152
		397

Idaho—0.2%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	170	196
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	30	31
Texas—0.6%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	255	249
State of Texas, General Obligation Taxable 3.211%, 4/1/44	80	84
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	205	196
	Par Value	Value

Texas—continued
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	$ 80	$ 95
		624

Virginia—0.3%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	285	297
Total Municipal Bonds (Identified Cost $1,513)		1,545

Foreign Government Securities—1.7%
Emirate of Dubai RegS 5.250%, 1/30/43(1)	200	216
Federative Republic of Brazil 3.875%, 6/12/30	210	204
Kingdom of Saudi Arabia 144A 3.250%, 10/22/30(2)	200	210
Oman Government International Bond 144A 7.375%, 10/28/32(2)	205	227
Republic of South Africa 4.850%, 9/27/27	210	217
Republic of Turkey 5.875%, 6/26/31	410	370
State of Qatar 144A 4.400%, 4/16/50(2)	200	232
United Mexican States 2.659%, 5/24/31	225	212
Total Foreign Government Securities (Identified Cost $2,005)		1,888

Mortgage-Backed Securities—25.7%
Agency—1.0%
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	10	11
Pool #535371 6.500%, 5/1/30	— (3)	1
Pool #590108 7.000%, 7/1/31	5	5
Pool #880117 5.500%, 4/1/36	23	27
Pool #938574 5.500%, 9/1/36	70	82
Pool #909092 6.000%, 9/1/37	11	13
Pool #909220 6.000%, 8/1/38	115	135
	Par Value	Value

Agency—continued
Pool #986067 6.000%, 8/1/38	$ 3	$ 4
Pool #AA7001 5.000%, 6/1/39	276	321
Pool #CA4978 3.000%, 1/1/50	521	544
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	12	13
		1,156

Non-Agency—24.7%
ACRES Commercial Realty Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 1.258%, 3/15/35(2)(4)	186	186
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(2)(4)	304	301
2019-D, A1 144A 2.956%, 9/25/65(2)(4)	258	261
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(2)	335	359
2015-SFR1, A 144A 3.467%, 4/17/52(2)	201	215
2015-SFR2, C 144A 4.691%, 10/17/52(2)	125	135
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(2)	110	111
2020-SFR1, B 144A 2.120%, 4/17/37(2)	255	256
2020-SFR2, C 144A 2.533%, 7/17/37(2)	100	102
2020-SFR2, D 144A 3.282%, 7/17/37(2)	250	258
Angel Oak Mortgage Trust I LLC 2019-2, A1 144A 3.628%, 3/25/49(2)(4)	114	116
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(2)(4)	106	106
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(2)(4)	347	347
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(2)(4)	181	182
2019-1, A1 144A 3.805%, 1/25/49(2)(4)	90	93
2019-2, A1 144A 3.347%, 4/25/49(2)(4)	91	93
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Banc of America Funding Trust
2004-B, 2A1 2.673%, 11/20/34(4)	$ 27	$ 29
2005-1, 1A1 5.500%, 2/25/35	40	41
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(2)	160	167
2017-SPL5, B1 144A 4.000%, 6/28/57(2)(4)	100	106
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(4)	100	104
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 0.828%, 3/15/37(2)(4)	225	223
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%) 144A 1.356%, 2/15/29(2)(4)	340	340
BX Commercial Mortgage Trust 2019-XL, C (1 month LIBOR + 1.250%) 144A 1.356%, 10/15/36(2)(4)	160	160
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(2)(4)	245	254
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(2)	551	549
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	196	197
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.273%, 5/25/34(4)	73	73
Citigroup Commercial Mortgage Trust
2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.026%, 12/15/36(2)(4)	200	200
2015-GC27, A4 2.878%, 2/10/48	245	256
Citigroup Mortgage Loan Trust, Inc. 2019-IMC1, A1 144A 2.720%, 7/25/49(2)(4)	116	118
COLT Mortgage Loan Trust Funding LLC
2019-3, A1 144A 2.764%, 8/25/49(2)(4)	118	119
2020-1, A1 144A 2.488%, 2/25/50(2)(4)	57	57
	Par Value	Value

Non-Agency—continued
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(2)(4)	$ 146	$ 145
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(2)(4)	200	199
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(2)	210	210
CoreVest American Finance Trust
2020-4, A 144A 1.174%, 12/15/52(2)	325	321
2018-2, A 144A 4.026%, 11/15/52(2)	105	112
2019-3, C 144A 3.265%, 10/15/52(2)	220	223
2020-1, A1 144A 1.832%, 3/15/50(2)	261	265
2020-3, A 144A 1.358%, 8/15/53(2)	353	348
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.086%, 5/15/36(2)(4)	370	370
Credit Suisse Mortgage Capital Trust
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(4)	326	334
2020-NQM1, A1 144A 1.208%, 5/25/65(2)(4)	125	126
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(2)(4)	63	64
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 9/17/25(2)	100	99
2020-SFR2, B 144A 1.567%, 10/19/37(2)	425	423
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(2)(4)	119	120
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(2)(4)	30	30
2018-1, A23 144A 3.500%, 11/25/57(2)(4)	29	30
2018-2, A41 144A 4.500%, 10/25/58(2)(4)	46	46
2019-H1, A1 144A 2.657%, 10/25/59(2)(4)	99	101
2020-H1, A1 144A 2.310%, 1/25/60(2)(4)	203	207
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(2)(4)	93	94
	Par Value	Value

Non-Agency—continued
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%) 144A 0.906%, 2/15/38(2)(4)	$ 395	$ 395
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(2)	255	259
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	245	259
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(2)(4)	304	309
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(2)	210	206
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(2)(4)	193	196
2019-1, A1 144A 3.454%, 1/25/59(2)(4)	88	89
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	43	44
JPMorgan Chase Mortgage Trust
2016-SH1, M2 144A 3.750%, 4/25/45(2)(4)	130	132
2016-SH2, M2 144A 3.750%, 12/25/45(2)(4)	222	230
2017-1, A2 144A 3.500%, 1/25/47(2)(4)	123	125
2017-3, 2A2 144A 2.500%, 8/25/47(2)(4)	53	54
2017-5, A1 144A 3.115%, 10/26/48(2)(4)	115	119
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%) 144A 1.106%, 12/15/37(2)(4)	190	190
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 0.906%, 5/15/36(2)(4)	215	215
LHOME Mortgage Trust
2019-RTL1, A1 144A 4.580%, 10/25/23(2)(4)	118	119
2021-RTL1, A1 144A 2.090%, 9/25/26(2)(4)	270	270
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.309%, 6/25/52(2)(4)	$ 85	$ 85
MetLife Securitization Trust
2017-1A, M1 144A 3.553%, 4/25/55(2)(4)	305	320
2019-1A, A1A 144A 3.750%, 4/25/58(2)(4)	255	265
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(4)	175	185
2019-1, M2 144A 3.500%, 10/25/69(2)(4)	155	162
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	360	385
2015-C22, AS 3.561%, 4/15/48	310	330
New Residential Mortgage Loan Trust
2016-4A, B1A 144A 4.500%, 11/25/56(2)(4)	150	166
2017-2A, A3 144A 4.000%, 3/25/57(2)(4)	125	133
2018-2A, A1 144A 4.500%, 2/25/58(2)(4)	206	220
2014-1A, A 144A 3.750%, 1/25/54(2)(4)	88	92
2015-2A, A1 144A 3.750%, 8/25/55(2)(4)	65	69
2016-1A, A1 144A 3.750%, 3/25/56(2)(4)	54	57
2018-1A, A1A 144A 4.000%, 12/25/57(2)(4)	166	177
2019-NQM4, A1 144A 2.492%, 9/25/59(2)(4)	160	163
2020-1A, A1B 144A 3.500%, 10/25/59(2)(4)	261	276
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 1.834%, 3/25/35(4)	33	33
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(2)(4)	69	72
2018-EXP2, 1A1 144A 4.000%, 7/25/58(2)(4)	121	122
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(2)(4)	289	290
2020-2, A1 144A 3.671%, 8/25/25(2)(4)	134	135
2020-3, A1 144A 2.857%, 9/25/25(2)(4)	366	368
	Par Value	Value

Non-Agency—continued
2020-6, A1 144A 2.363%, 11/25/25(2)(4)	$ 384	$ 384
2021-2, A1 144A 2.115%, 3/25/26(2)(4)	335	335
Pretium Mortgage Credit Partners I LLC
2020-NPL3, A1 144A 3.105%, 6/27/60(2)(4)	282	285
2021-NPL1, A1 144A 2.240%, 9/27/60(2)(4)(5)	260	260
Progress Residential Trust
2021-SFR2, D 144A 2.197%, 4/19/38(2)	280	280
2018-SFR2, B 144A 3.841%, 8/17/35(2)	100	101
2019-SFR2, A 144A 3.147%, 5/17/36(2)	332	340
2019-SFR3, B 144A 2.571%, 9/17/36(2)	235	237
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(4)	194	196
Provident Funding Mortgage Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.150%) 144A 1.260%, 2/25/55(2)(4)(5)	185	185
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(2)(4)	347	354
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(2)(4)	266	268
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(2)(4)	147	150
Sequoia Mortgage Trust 2013-8, B1 3.511%, 6/25/43(4)	54	56
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(2)(4)	195	198
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(2)(4)	146	146
Towd Point Mortgage Trust
2016-4, B1 144A 3.848%, 7/25/56(2)(4)	310	332
2015-5, A2 144A 3.500%, 5/25/55(2)(4)	220	224
2016-3, M1 144A 3.500%, 4/25/56(2)(4)	525	553
2017-1, M1 144A 3.750%, 10/25/56(2)(4)	100	107
2017-4, A2 144A 3.000%, 6/25/57(2)(4)	335	351
2018-SJ1, A1 144A 4.000%, 10/25/58(2)(4)	6	6
	Par Value	Value

Non-Agency—continued
2019-1, A1 144A 3.735%, 3/25/58(2)(4)	$ 218	$ 231
2018-6, A2 144A 3.750%, 3/25/58(2)(4)	600	644
2020-MH1, A2 144A 2.500%, 2/25/60(2)(4)	405	407
2019-2, A2 144A 3.750%, 12/25/58(2)(4)	190	204
2015-2, 1M1 144A 3.250%, 11/25/60(2)(4)	165	170
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.009%, 4/25/48(2)(4)	393	394
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(2)	197	198
2019-SFR1, C 144A 3.149%, 3/17/38(2)	190	197
2020-SFR2, D 144A 2.281%, 11/17/39(2)	210	204
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(2)	200	201
VCAT LLC
2020-NPL1, A1 144A 3.671%, 8/25/50(2)(4)	55	56
2021-NPL1, A2 144A 4.826%, 12/26/50(2)(4)	220	220
2021-NPL2, A1 144A 2.115%, 3/27/51(2)(4)	225	225
Vericrest Opportunity Loan Trust 2020-NPL2, A1A 144A 2.981%, 2/25/50(2)(4)	174	175
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(2)(4)	270	270
Verus Securitization Trust
2019-2, A1 144A 3.211%, 5/25/59(2)(4)	90	90
2019-INV1, A1 144A 3.402%, 12/25/59(2)(4)	67	67
2019-INV2, A1 144A 2.913%, 7/25/59(2)(4)	227	231
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(2)	242	243
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	100	106
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(4)	$ 196	$ 199
		27,377

Total Mortgage-Backed Securities (Identified Cost $28,218)		28,533

Asset-Backed Securities—10.2%
Automobiles—5.3%
ACC Trust 2019-1, A 144A 3.750%, 5/20/22(2)	29	29
American Credit Acceptance Receivables Trust
2018-4, C 144A 3.970%, 1/13/25(2)	78	78
2019-2, C 144A 3.170%, 6/12/25(2)	220	223
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	215	215
Avis Budget Rental Car Funding LLC
(AESOP) 2016-1A, A 144A 2.990%, 6/20/22(2)	100	100
(AESOP) 2019-3A, A 144A 2.360%, 3/20/26(2)	270	281
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(2)	185	186
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(2)	225	234
2019-3A, D 144A 3.040%, 4/15/25(2)	240	249
Credit Acceptance Auto Loan Trust 2020-3A, B 144A 1.770%, 12/17/29(2)	265	269
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	240	245
DT Auto Owner Trust
2019-2A, B 144A 2.990%, 4/17/23(2)	149	150
2019-2A, C 144A 3.180%, 2/18/25(2)	295	300
Exeter Automobile Receivables Trust
2018-3A, C 144A 3.710%, 6/15/23(2)	84	84
	Par Value	Value

Automobiles—continued
2019-2A, C 144A 3.300%, 3/15/24(2)	$ 225	$ 229
2019-4A, C 144A 2.440%, 9/16/24(2)	285	290
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(2)	260	270
2020-3, C 144A 1.730%, 9/15/26(2)	260	265
2021-1, C 144A 0.910%, 3/15/27(2)	340	338
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(2)	260	265
2019-4A, C 144A 3.060%, 8/15/25(2)	260	271
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(2)	240	249
Hertz Vehicle Financing II LP 2019-1A, A 144A 3.710%, 3/25/23(2)	25	25
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(2)	145	147
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(2)	106	107
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(2)	240	246
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(2)	215	217
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(2)	270	273
		5,835

Credit Card—0.6%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(2)	410	415
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(2)	305	306
		721

Other—4.1%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(2)	68	70
	Par Value	Value

Other—continued
2019-A, A 144A 3.140%, 7/16/40(2)	$ 253	$ 260
2019-A, C 144A 4.010%, 7/16/40(2)	265	280
2020-AA, B 144A 2.790%, 7/17/46(2)	270	275
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	259	264
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(2)	198	198
CCG Receivables Trust 2021-1, C 144A 0.840%, 6/14/27(2)	285	283
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	180	183
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(2)	42	43
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(2)	106	110
2021-1A, A 144A 1.270%, 5/15/41(2)	280	279
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	245	259
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(2)	270	277
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(2)	172	175
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(2)	137	141
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(2)	200	205
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(2)	107	108
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(2)	88	89
2020-1A, A 144A 1.710%, 2/20/25(2)	252	254
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(2)	174	174
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(2)	149	155
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(2)	41	41
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	$ 170	$ 174
Upstart Securitization Trust 2021-1, A 144A 0.870%, 3/20/31(2)	271	271
		4,568

Student Loan—0.2%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(2)	164	168
Total Asset-Backed Securities (Identified Cost $11,134)		11,292

Corporate Bonds and Notes—35.0%
Communication Services—2.2%
Cable Onda S.A. 144A 4.500%, 1/30/30(2)	200	212
CCO Holdings LLC 144A 4.750%, 3/1/30(2)	110	114
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(2)	160	173
Diamond Sports Group LLC
144A 5.375%, 8/15/26(2)	100	72
144A 6.625%, 8/15/27(2)(6)	55	29
DISH DBS Corp.
5.000%, 3/15/23	95	99
7.750%, 7/1/26	50	55
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(2)	225	228
Meredith Corp. 6.875%, 2/1/26	72	74
Radiate Holdco LLC 144A 4.500%, 9/15/26(2)	35	35
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(2)	200	214
Telesat Canada 144A 6.500%, 10/15/27(2)	85	85
T-Mobile USA, Inc. 144A 3.875%, 4/15/30(2)	300	326
TripAdvisor, Inc. 144A 7.000%, 7/15/25(2)	160	173
Univision Communications, Inc. 144A 6.625%, 6/1/27(2)	160	171
Verizon Communications, Inc. 2.550%, 3/21/31	156	156
Virgin Media Finance plc 144A 5.000%, 7/15/30(2)	200	200
		2,416

	Par Value	Value

Consumer Discretionary—2.8%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(6)	$ 145	$ 150
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(2)	200	200
Aramark Services, Inc. 144A 6.375%, 5/1/25(2)	100	106
Block Financial LLC 3.875%, 8/15/30	245	253
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(2)	50	53
Crocs, Inc. 144A 4.250%, 3/15/29(2)	170	166
Ford Motor Co. 9.000%, 4/22/25	206	250
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	95	91
Hanesbrands, Inc. 144A 5.375%, 5/15/25(2)	195	206
International Game Technology plc 144A 4.125%, 4/15/26(2)	220	226
M/I Homes, Inc. 4.950%, 2/1/28	190	197
Marriott International, Inc. 2.850%, 4/15/31	30	29
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	165	167
Nissan Motor Co. Ltd. 144A 4.810%, 9/17/30(2)	200	219
PulteGroup, Inc. 6.375%, 5/15/33	120	153
QVC, Inc. 4.375%, 3/15/23	145	152
Scientific Games International, Inc.
144A 5.000%, 10/15/25(2)	130	135
144A 8.250%, 3/15/26(2)	70	75
144A 7.000%, 5/15/28(2)	35	37
Tenneco, Inc. 144A 5.125%, 4/15/29(2)	205	202
Under Armour, Inc. 3.250%, 6/15/26	100	100
		3,167

Consumer Staples—1.1%
Albertsons Cos., Inc.
144A 3.250%, 3/15/26(2)	210	209
144A 3.500%, 3/15/29(2)	20	19
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	200	223
4.750%, 1/23/29	52	61
Bacardi Ltd. 144A 4.700%, 5/15/28(2)	170	195
	Par Value	Value

Consumer Staples—continued
BAT Capital Corp. 4.906%, 4/2/30	$ 240	$ 274
Post Holdings, Inc. 144A 4.500%, 9/15/31(2)	145	143
Vector Group Ltd. 144A 5.750%, 2/1/29(2)	55	57
		1,181

Energy—3.2%
Aker BP ASA 144A 2.875%, 1/15/26(2)	265	274
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	120	112
Boardwalk Pipelines LP 4.950%, 12/15/24	185	207
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(2)	80	83
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(2)	170	177
CrownRock LP 144A 5.625%, 10/15/25(2)	115	117
EQM Midstream Partners LP
144A 6.000%, 7/1/25(2)	25	27
144A 6.500%, 7/1/27(2)	30	32
144A 4.500%, 1/15/29(2)	50	49
144A 4.750%, 1/15/31(2)	45	43
HollyFrontier Corp. 5.875%, 4/1/26	210	238
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(2)	85	84
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	320	438
Occidental Petroleum Corp. 5.500%, 12/1/25	5	5
Parsley Energy LLC 144A 4.125%, 2/15/28(2)	100	106
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	150	149
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	300	371
Petroleos Mexicanos
6.500%, 3/13/27	155	162
7.690%, 1/23/50	190	176
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	200	214
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	140	145
4.200%, 3/15/28	80	88
Targa Resources Partners LP 5.875%, 4/15/26	185	194
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(2)	$ 36	$ 32
		3,523

Financials—11.7%
AerCap Ireland Capital DAC 3.650%, 7/21/27	150	157
Allstate Corp. (The) Series B 5.750%, 8/15/53	200	212
Ares Finance Co. LLC 144A 4.000%, 10/8/24(2)	270	288
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	265	274
Athene Global Funding 144A 2.450%, 8/20/27(2)	265	268
Bank of America Corp.
3.004%, 12/20/23	285	296
4.200%, 8/26/24	448	494
(3 month LIBOR + 0.770%) 0.965%, 2/5/26(4)	225	226
Bank of New York Mellon Corp. (The) Series G 4.700% (7)	240	260
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	200	206
Brighthouse Financial, Inc.
3.700%, 6/22/27	38	40
5.625%, 5/15/30	163	191
Brightsphere Investment Group, Inc. 4.800%, 7/27/26(6)	200	217
Brookfield Finance, Inc. 4.250%, 6/2/26	370	417
Capital One Financial Corp.
4.200%, 10/29/25	200	221
3.750%, 7/28/26	225	244
Charles Schwab Corp. (The) Series H 4.000% (7)	275	270
Citadel LP 144A 4.875%, 1/15/27(2)	190	202
Citigroup, Inc.
3.200%, 10/21/26	371	399
(3 month LIBOR + 1.250%) 1.452%, 7/1/26(4)	600	614
Corporate Office Properties LP 2.750%, 4/15/31	254	246
Discover Bank 4.682%, 8/9/28	500	533
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	280	287
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	225	250
ICAHN Enterprises LP
6.250%, 5/15/26	225	236
	Par Value	Value

Financials—continued
144A 4.375%, 2/1/29(2)	$ 20	$ 20
Jefferies Group LLC 4.850%, 1/15/27	115	132
JPMorgan Chase & Co. 2.956%, 5/13/31	495	504
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	210	207
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(2)	65	70
144A 4.569%, 2/1/29(2)	210	244
MetLife, Inc. Series G 3.850% (7)	280	289
Morgan Stanley
3.125%, 7/27/26	410	441
6.375%, 7/24/42	215	314
OneMain Finance Corp.
6.875%, 3/15/25	110	125
7.125%, 3/15/26	40	46
Prudential Financial, Inc.
5.875%, 9/15/42	85	90
5.625%, 6/15/43	270	289
Santander Holdings USA, Inc.
3.700%, 3/28/22	169	174
4.400%, 7/13/27	80	89
Societe Generale S.A. 144A 4.750%, 11/24/25(2)	200	222
SVB Financial Group 4.100% (7)	295	296
Synovus Financial Corp. 5.900%, 2/7/29	90	97
Toronto-Dominion Bank (The) 3.625%, 9/15/31	270	296
UBS AG 7.625%, 8/17/22	500	545
Voya Financial, Inc. 5.650%, 5/15/53	195	209
Wells Fargo & Co.
3.900% (7)	420	424
2.393%, 6/2/28	540	553
Zions Bancorp NA 3.250%, 10/29/29	250	253
		12,977

Health Care—1.9%
Anthem, Inc. 2.875%, 9/15/29	185	192
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(2)	70	75
Centene Corp.
4.625%, 12/15/29	80	87
2.500%, 3/1/31	210	201
Charles River Laboratories International, Inc. 144A 4.000%, 3/15/31(2)(6)	55	56
DaVita, Inc. 144A 4.625%, 6/1/30(2)	220	224
HCA, Inc. 5.250%, 6/15/49	140	171
	Par Value	Value

Health Care—continued
Illumina, Inc. 2.550%, 3/23/31	$ 138	$ 137
Jaguar Holding Co. II 144A 5.000%, 6/15/28(2)	80	83
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(2)	75	73
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)	65	69
Tenet Healthcare Corp.
144A 5.125%, 11/1/27(2)	63	66
144A 7.500%, 4/1/25(2)	25	27
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	170	163
Universal Health Services, Inc. 144A 2.650%, 10/15/30(2)	273	264
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	230	253
		2,141

Industrials—2.3%
American Airlines, Inc. 144A 5.750%, 4/20/29(2)	15	16
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	280	292
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	200	206
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	215	225
Boeing Co. (The)
5.150%, 5/1/30	140	161
5.930%, 5/1/60	179	230
BWX Technologies, Inc. 144A 4.125%, 4/15/29(2)	75	76
Dycom Industries, Inc. 144A 4.500%, 4/15/29(2)	85	85
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(2)	10	11
GFL Environmental, Inc. 144A 3.750%, 8/1/25(2)	170	173
Howmet Aerospace, Inc. 6.875%, 5/1/25	205	238
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(2)	215	286
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(2)	215	227
Stanley Black & Decker, Inc. 4.000%, 3/15/60	204	215
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
TransDigm, Inc. 5.500%, 11/15/27	$ 155	$ 160
		2,601

Information Technology—3.6%
Broadcom, Inc.
4.150%, 11/15/30	255	275
144A 2.450%, 2/15/31(2)	152	143
Citrix Systems, Inc. 3.300%, 3/1/30	365	375
Dell International LLC 144A 8.100%, 7/15/36(2)	95	139
Flex Ltd. 3.750%, 2/1/26	191	205
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	255	291
HP, Inc. 3.400%, 6/17/30	320	334
Leidos, Inc. 144A 2.300%, 2/15/31(2)	295	279
Microchip Technology, Inc. 144A 4.250%, 9/1/25(2)	210	219
Motorola Solutions, Inc.
4.600%, 2/23/28	163	186
4.600%, 5/23/29	85	96
NCR Corp. 144A 5.125%, 4/15/29(2)	130	131
Oracle Corp. 2.875%, 3/25/31	270	275
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	205	212
Seagate HDD Cayman 144A 3.375%, 7/15/31(2)	110	106
SK Hynix, Inc. 144A 1.500%, 1/19/26(2)	400	394
Vontier Corp. 144A 2.950%, 4/1/31(2)	237	231
Xerox Holdings Corp. 144A 5.500%, 8/15/28(2)	155	161
		4,052

Materials—2.3%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(2)	200	205
Avient Corp. 144A 5.750%, 5/15/25(2)	200	213
Chemours Co. (The) 144A 5.750%, 11/15/28(2)	160	168
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(2)	165	179
Commercial Metals Co. 3.875%, 2/15/31	110	108
Glencore Funding LLC 144A 1.625%, 9/1/25(2)	275	275
	Par Value	Value

Materials—continued
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(2)	$ 290	$ 309
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(2)	185	180
Nutrition & Biosciences, Inc. 144A 2.300%, 11/1/30(2)	215	208
Olin Corp. 5.625%, 8/1/29	225	243
Resolute Forest Products, Inc. 144A 4.875%, 3/1/26(2)	170	170
Teck Resources Ltd. 6.125%, 10/1/35	215	264
		2,522

Real Estate—2.4%
American Assets Trust LP 3.375%, 2/1/31	330	324
EPR Properties 4.750%, 12/15/26	275	289
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(2)	190	201
GLP Capital LP 5.750%, 6/1/28	231	267
Iron Mountain, Inc. 144A 4.875%, 9/15/29(2)	190	192
iStar, Inc. 4.250%, 8/1/25	190	191
MPT Operating Partnership LP
5.000%, 10/15/27	80	84
4.625%, 8/1/29	45	47
3.500%, 3/15/31	185	182
Office Properties Income Trust 4.500%, 2/1/25	215	226
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	164
Retail Properties of America, Inc. 4.750%, 9/15/30	285	302
Service Properties Trust 4.950%, 2/15/27	245	242
		2,711

Utilities—1.5%
American Electric Power Co., Inc. 2.300%, 3/1/30	285	278
DPL, Inc. 4.350%, 4/15/29	193	207
Edison International 4.125%, 3/15/28	265	284
Exelon Corp. 3.497%, 6/1/22	135	139
	Par Value	Value

Utilities—continued
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(2)	$ 147	$ 148
National Fuel Gas Co. 2.950%, 3/1/31	90	87
Southern Power Co. 4.150%, 12/1/25	255	284
Talen Energy Supply LLC 144A 6.625%, 1/15/28(2)	105	105
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	110	119
		1,651

Total Corporate Bonds and Notes (Identified Cost $37,204)		38,942

Leveraged Loans(4)—9.4%
Aerospace—0.7%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.500%, 1/18/27	158	158
American Airlines, Inc. (3 month LIBOR + 4.750%) 0.000%, 4/20/28(8)	170	174
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	210	223
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.359%, 5/30/25	230	225
		780

Chemicals—0.6%
Gemini HDPE LLC 2027 (3 month LIBOR + 3.000%) 3.500%, 12/31/27	65	65
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.109%, 4/1/24	133	132
Ineos U.S. Petrochem LLC 2026, Tranche B (3 month LIBOR + 2.750%) 3.250%, 1/29/26	170	169
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 2.860%, 10/1/25	224	220
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Trinseo Materials Operating SCA Tranche B-2, First Lien (3 month LIBOR + 2.500%) 0.000%, 3/17/28(8)	$ 100	$ 99
		685

Consumer Durables—0.2%
CP Atlas Buyer, Inc. Tranche B (3 month LIBOR + 3.750%) 4.250%, 11/23/27	55	55
Resideo Funding, Inc. Tranche B (3 month LIBOR + 2.250%) 2.750%, 2/11/28	110	109
Weber-Stephen Products LLC Tranche B (3 month LIBOR + 3.250%) 4.000%, 10/30/27	110	110
		274

Energy—0.1%
Buckeye Partners LP Tranche B, First Lien (3 month LIBOR + 2.250%) 2.359%, 11/1/26	45	44
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24	76	76
		120

Financial—0.2%
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27	110	110
Citadel Securities LP 2021 (3 month LIBOR + 2.500%) 2.615%, 2/2/28	130	128
		238

Food / Tobacco—0.5%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.859%, 1/15/27	45	44
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 2.859%, 3/31/25	68	67
City Brewing Co. LLC First Lien (3 month LIBOR + 3.500%) 0.000%, 10/1/26(8)	40	40
	Par Value	Value

Food / Tobacco—continued
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 3.000%) 0.000%, 8/3/25(8)	$ 224	$ 222
JBS USA Lux S.A. (3 month LIBOR + 2.000%) 0.000%, 5/1/26(8)	224	223
		596

Forest Prod / Containers—0.5%
Berry Global, Inc. Tranche Z (3 month LIBOR + 1.750%) 1.898%, 7/1/26	222	220
Reynolds Group Holdings, Inc. (3 month LIBOR + 2.750%) 0.000%, 2/6/23(8)	225	224
Schweitzer-Mauduit International, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 1/27/28(8)	130	130
		574

Gaming / Leisure—0.9%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	25	25
CityCenter Holdings LLC (3 month LIBOR + 2.250%) 0.000%, 4/18/24(8)	225	222
Hilton Worldwide Finance LLC Tranche B-2 (3 month LIBOR + 1.750%) 0.000%, 6/22/26(8)	225	223
Playtika Holding Corp. Tranche B-1 (3 month LIBOR + 2.750%) 0.000%, 3/5/28(8)	170	169
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.609%, 2/12/27	119	114
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 1.859%, 7/8/24	133	133
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	69	68
		954

Healthcare—0.8%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.859%, 11/27/25	26	26
	Par Value	Value

Healthcare—continued
(1 month LIBOR + 3.000%) 3.109%, 6/2/25	$ 15	$ 14
Catalent Pharma Solutions, Inc. Tranche B-3 (1 month LIBOR + 2.000%) 2.500%, 2/22/28	130	130
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23	116	116
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 3.500%, 10/27/22	196	196
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.953%, 6/11/25	126	126
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.859%, 11/17/25	154	153
PPD, Inc. (1 month LIBOR + 2.250%) 2.750%, 1/13/28	155	154
		915

Housing—0.3%
CPG International LLC (3 month LIBOR + 2.500%) 3.250%, 5/6/24(5)	75	74
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.109%, 11/21/24	224	224
		298

Information Technology—0.7%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.000%) 3.524%, 9/19/24	174	174
Boxer Parent Co., Inc. 2021 (1 month LIBOR + 3.750%) 3.859%, 10/2/25	189	188
Sophia LP (3 month LIBOR + 3.750%) 3.953%, 10/7/27	185	184
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26	119	120
Ultra Clean Holdings, Inc. (3 month LIBOR + 3.750%) 0.000%, 2/24/28(8)	65	65
		731

See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Manufacturing—0.5%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27	$ 105	$ 104
Gardner Denver, Inc. Tranche A (1 month LIBOR + 2.750%) 2.859%, 3/1/27	20	20
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.750%) 3.500%, 3/31/27	224	224
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.859%, 3/1/27	20	20
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	179	177
		545

Media / Telecom - Broadcasting—0.2%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.615%, 9/18/26	180	179
Media / Telecom - Cable/Wireless Video—0.2%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.356%, 1/15/26	147	145
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26	30	30
Virgin Media Bristol LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 1/31/29(8)	35	35
		210

Media / Telecom - Diversified Media—0.2%
Newco Financing Partnership Tranche AV1 (1 month LIBOR + 3.500%) 3.606%, 1/31/29	85	84
UPC Financing Partnership Tranche AV (1 month LIBOR + 3.500%) 3.606%, 1/31/29	85	85
		169

	Par Value	Value

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.359%, 3/15/27	$ 64	$ 63
Consolidated Communications, Inc. (1 month LIBOR + 4.750%) 5.750%, 10/2/27	50	50
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.109%, 3/9/27	163	162
		275

Media / Telecom - Wireless Communications—0.2%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.860%, 4/11/25	225	222
Retail—0.3%
Harbor Freight Tools USA, Inc. 2020 (1 month LIBOR + 3.000%) 3.750%, 10/19/27	165	164
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/12/28	125	125
		289

Service—1.2%
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28	270	269
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.359%, 2/6/26	278	276
Peraton Corp.
(3 month LIBOR + 3.750%) 0.000%, 2/1/28(8)	78	78
Tranche B, First Lien (3 month LIBOR + 3.750%) 4.500%, 2/1/28	44	45
PODS LLC (3 month LIBOR + 3.000%) 0.000%, 3/31/28(8)	125	124
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.359%, 12/31/25	216	212
TKC Holdings, Inc. First Lien (6 month LIBOR + 3.750%) 4.750%, 2/1/23	110	107
	Par Value	Value

Service—continued
WEX, Inc.
Tranche B, First Lien (3 month LIBOR + 2.250%) 0.000%, 3/20/28(8)	$ 85	$ 85
Tranche B-3 (3 month LIBOR + 2.250%) 0.000%, 5/15/26(8)	170	169
		1,365

Transportation - Automotive—0.2%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	128	123
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.620%, 11/6/24	92	92
		215

Transportation - Land Transportation—0.2%
Genesee & Wyoming, Inc. (3 month LIBOR + 2.000%) 0.000%, 12/30/26(8)	224	223
Utility—0.5%
APLP Holdings LP 2020, Tranche B (3 month LIBOR + 2.500%) 3.500%, 4/14/25	94	93
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27	154	154
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25	211	209
Calpine Corp. 2019 (1 month LIBOR + 2.000%) 2.110%, 4/5/26	147	146
		602

Total Leveraged Loans (Identified Cost $10,461)		10,459

	Shares
Preferred Stocks—1.0%
Financials—0.8%
Discover Financial Services Series D, 6.125%	85 (9)	94
Fifth Third Bancorp Series L, 4.500%	220 (9)	234
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Shares	Value
Financials—continued
JPMorgan Chase & Co. Series HH, 4.600%	86 (9)	$ 87
KeyCorp Series D, 5.000%	140 (9)	153
MetLife, Inc. Series D, 5.875%	88 (9)	97
Truist Financial Corp. Series Q, 5.100%	250 (9)	273
		938

Industrials—0.2%
General Electric Co. Series D, 3.514%(4)	231 (9)	218
Total Preferred Stocks (Identified Cost $1,079)		1,156

Exchange-Traded Funds—0.6%
iShares iBoxx High Yield Corporate Bond ETF(6)(10)	3,651	318
iShares JP Morgan USD Emerging Markets Bond ETF(10)	2,935	320
Total Exchange-Traded Funds (Identified Cost $647)		638

Total Long-Term Investments—98.7% (Identified Cost $107,444)		109,635

Short-Term Investment—2.3%
Money Market Mutual Fund—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(10)	2,562,053	2,562
Total Short-Term Investment (Identified Cost $2,562)		2,562

	Shares	Value

Securities Lending Collateral—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(10)(11)	778,635	$ 779
Total Securities Lending Collateral (Identified Cost $779)		779

TOTAL INVESTMENTS—101.7% (Identified Cost $110,785)		$112,976
Other assets and liabilities, net—(1.7)%		(1,904)
NET ASSETS—100.0%		$111,072

Abbreviations:
BAM	Build America Municipal Insured
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
WaMu	Washington Mutual

Footnote Legend:
(1)	Regulation S security. Security is offered and sold outside of the United States; it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $52,867 or 47.6% of net assets.
(3)	Amount is less than $500.
(4)	Variable rate security. Rate disclosed is as of March 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	All or a portion of security is on loan.
(7)	No contractual maturity date.
(8)	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	92%
Canada	2
Mexico	1
Switzerland	1
Luxembourg	1
Bermuda	1
Netherlands	1
Other	1
Total	100%
† % of total investments as of March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 11,292	$ —	$ 11,292	$ —
Corporate Bonds and Notes	38,942	—	38,942	—
Foreign Government Securities	1,888	—	1,888	—
Leveraged Loans	10,459	—	10,385	74
Mortgage-Backed Securities	28,533	—	28,088	445
Municipal Bonds	1,545	—	1,545	—
U.S. Government Securities	15,182	—	15,182	—
Equity Securities:
Preferred Stocks	1,156	—	1,156	—
Securities Lending Collateral	779	779	—	—
Exchange-Traded Funds	638	638	—	—
Money Market Mutual Fund	2,562	2,562	—	—
Total Investments	$112,976	$3,979	$108,478	$519
Security held by the Fund with an end of period value of $74 was transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2021.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Security—0.2%
Non-Agency—0.2%
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)	$109	$ 110
Total Mortgage-Backed Security (Identified Cost $109)		110

Corporate Bonds and Notes—90.2%
Communication Services—15.1%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	200	197
Altice France S.A. 144A 7.375%, 5/1/26(1)	340	354
Cars.com, Inc. 144A 6.375%, 11/1/28(1)	295	308
CCO Holdings LLC
144A 5.125%, 5/1/27(1)	350	370
144A 4.750%, 3/1/30(1)	325	337
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	265	273
Cinemark USA, Inc. 144A 5.875%, 3/15/26(1)	295	302
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)	5	5
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	81	84
144A 5.125%, 8/15/27(1)	100	101
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	175	189
CSC Holdings LLC 144A 5.750%, 1/15/30(1)	600	632
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	105	76
144A 6.625%, 8/15/27(1)(3)	280	146
DISH DBS Corp. 7.750%, 7/1/26	325	359
Frontier Communications Corp. 144A 6.750%, 5/1/29(1)	390	411
iHeartCommunications, Inc. 8.375%, 5/1/27	272	291
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	305	295
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	290	301
144A 4.750%, 10/15/27(1)	195	196
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(1)	210	207
Meredith Corp. 6.875%, 2/1/26	264	271
	Par Value	Value

Communication Services—continued
Northwest Fiber LLC 144A 10.750%, 6/1/28(1)	$265	$ 299
Playtika Holding Corp. 144A 4.250%, 3/15/29(1)	305	300
Radiate Holdco LLC
144A 4.500%, 9/15/26(1)	140	142
144A 6.500%, 9/15/28(1)	235	248
Telesat Canada 144A 6.500%, 10/15/27(1)	575	576
T-Mobile USA, Inc.
2.625%, 4/15/26	65	66
3.375%, 4/15/29	85	86
3.500%, 4/15/31	240	242
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	280	303
Twitter, Inc. 144A 3.875%, 12/15/27(1)	300	315
Univision Communications, Inc.
144A 5.125%, 2/15/25(1)	325	329
144A 9.500%, 5/1/25(1)	85	93
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	250	250
		8,954

Consumer Discretionary—16.8%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	410	405
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(3)	410	425
Aramark Services, Inc. 144A 6.375%, 5/1/25(1)	260	276
Aston Martin Capital Holdings Ltd. 144A 10.500%, 11/30/25(1)	320	353
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(1)(4)	305	316
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	135	144
144A 8.125%, 7/1/27(1)	105	116
Carnival Corp.
144A 11.500%, 4/1/23(1)	160	183
144A 7.625%, 3/1/26(1)	40	43
Carvana Co.
144A 5.625%, 10/1/25(1)	235	241
144A 5.875%, 10/1/28(1)	120	123
Clarios Global LP 144A 8.500%, 5/15/27(1)	255	274
Crocs, Inc. 144A 4.250%, 3/15/29(1)	300	292
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	280	290
FirstCash, Inc. 144A 4.625%, 9/1/28(1)	250	255
Ford Motor Co.
9.000%, 4/22/25	108	131
	Par Value	Value

Consumer Discretionary—continued
9.625%, 4/22/30	$ 69	$ 96
Ford Motor Credit Co. LLC
5.125%, 6/16/25	285	308
4.125%, 8/17/27	200	206
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	315	300
Golden Nugget, Inc. 144A 8.750%, 10/1/25(1)(3)	260	274
International Game Technology plc 144A 6.250%, 1/15/27(1)	200	222
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	310	315
M/I Homes, Inc. 4.950%, 2/1/28	280	290
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	295	298
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)	295	297
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	195	197
NCL Finance Ltd. 144A 6.125%, 3/15/28(1)	90	92
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	145	148
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	250	271
PulteGroup, Inc. 7.875%, 6/15/32	180	253
Royal Caribbean Cruises Ltd.
144A 9.125%, 6/15/23(1)	225	248
144A 5.500%, 4/1/28(1)	30	30
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)	120	129
144A 7.000%, 5/15/28(1)	160	171
Station Casinos LLC 144A 4.500%, 2/15/28(1)	335	334
Tenneco, Inc.
5.375%, 12/15/24	150	151
144A 5.125%, 4/15/29(1)	265	262
Vista Outdoor, Inc. 144A 4.500%, 3/15/29(1)	365	361
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	310	318
Wynn Macau Ltd. 144A 5.625%, 8/26/28(1)	500	523
		9,961

Consumer Staples—4.2%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	585	606
Chobani LLC 144A 7.500%, 4/15/25(1)	315	328
Dole Food Co., Inc. 144A 7.250%, 6/15/25(1)	325	334
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	276
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Post Holdings, Inc. 144A 4.500%, 9/15/31(1)	$385	$ 381
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	120	122
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	305	316
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	145	150
		2,513

Energy—12.6%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	285	265
Antero Midstream Partners LP
144A 7.875%, 5/15/26(1)	150	161
144A 5.750%, 1/15/28(1)	340	340
Antero Resources Corp.
144A 8.375%, 7/15/26(1)	120	132
144A 7.625%, 2/1/29(1)	105	112
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	200	208
BP Capital Markets plc 4.875% (5)	285	305
Callon Petroleum Co. 6.125%, 10/1/24(3)	141	120
Cheniere Energy Partners LP 5.625%, 10/1/26	160	167
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(1)	175	182
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	320	333
144A 5.875%, 2/1/29(1)	60	64
Citgo Holding, Inc. 144A 9.250%, 8/1/24(1)	140	139
CrownRock LP 144A 5.625%, 10/15/25(1)	260	265
CSI Compressco LP
7.250%, 8/15/22	205	195
144A 7.500%, 4/1/25(1)(3)	195	198
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	75	81
144A 6.500%, 7/1/27(1)	90	98
144A 4.500%, 1/15/29(1)	60	59
144A 4.750%, 1/15/31(1)	60	58
Geopark Ltd. 144A 6.500%, 9/21/24(1)	215	222
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	195	197
144A 6.000%, 2/1/31(1)	195	198
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(1)	300	296
Kosmos Energy Ltd. 144A 7.500%, 3/1/28(1)	365	346
	Par Value	Value

Energy—continued
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	$235	$ 243
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(6)	115	— (7)
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	210	218
Occidental Petroleum Corp.
2.700%, 8/15/22	83	83
5.875%, 9/1/25	130	139
5.500%, 12/1/25	70	74
3.500%, 8/15/29	160	150
6.625%, 9/1/30	135	152
6.125%, 1/1/31	115	127
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	175	185
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	300	298
Sunoco LP 144A 4.500%, 5/15/29(1)	435	433
Targa Resources Partners LP 144A 4.875%, 2/1/31(1)	120	122
Transocean, Inc. 144A 11.500%, 1/30/27(1)	143	123
USA Compression Partners LP 6.875%, 4/1/26	170	174
WPX Energy, Inc. 4.500%, 1/15/30	188	202
		7,464

Financials—4.5%
Acrisure LLC
144A 7.000%, 11/15/25(1)	240	248
144A 4.250%, 2/15/29(1)	95	93
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(1)	295	302
ICAHN Enterprises LP
6.250%, 5/15/26	220	231
5.250%, 5/15/27	265	274
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	305	300
Navient Corp. 5.875%, 10/25/24	185	194
NMI Holdings, Inc. 144A 7.375%, 6/1/25(1)	135	156
OneMain Finance Corp. 6.875%, 3/15/25	370	421
Prospect Capital Corp. 3.706%, 1/22/26	455	449
		2,668

Health Care—8.6%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	41	42
Akumin, Inc. 144A 7.000%, 11/1/25(1)	320	340
	Par Value	Value

Health Care—continued
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(1)	$135	$ 150
144A 8.500%, 1/31/27(1)	270	300
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(1)	190	206
Charles River Laboratories International, Inc.
144A 3.750%, 3/15/29(1)	105	105
144A 4.000%, 3/15/31(1)(3)	90	92
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	325	338
Community Health Systems, Inc.
144A 6.625%, 2/15/25(1)	280	296
144A 6.875%, 4/15/29(1)	25	26
144A 4.750%, 2/15/31(1)	160	156
DaVita, Inc. 144A 4.625%, 6/1/30(1)	285	290
Endo Dac 144A 9.500%, 7/31/27(1)	50	54
Jaguar Holding Co. II 144A 5.000%, 6/15/28(1)	215	224
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	5	5
144A 4.375%, 2/15/27(1)	290	284
LifePoint Health, Inc. 144A 5.375%, 1/15/29(1)	100	99
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)	84	90
144A 7.250%, 2/1/28(1)	81	89
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	256	272
Select Medical Corp. 144A 6.250%, 8/15/26(1)	440	468
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	180	184
144A 10.000%, 4/15/27(1)	130	143
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	180	159
Tenet Healthcare Corp.
144A 4.875%, 1/1/26(1)	180	187
144A 6.250%, 2/1/27(1)	130	137
144A 5.125%, 11/1/27(1)	60	63
144A 7.500%, 4/1/25(1)	80	86
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	245	234
		5,119

Industrials—9.1%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	380	403
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)	$190	$ 187
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	530	656
144A 5.500%, 4/20/26(1)	55	57
144A 5.750%, 4/20/29(1)	20	21
Boeing Co. (The) 5.930%, 5/1/60	231	296
Bombardier, Inc.
144A 8.750%, 12/1/21(1)	125	131
144A 7.500%, 12/1/24(1)	155	155
BWX Technologies, Inc. 144A 4.125%, 4/15/29(1)	200	203
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(1)(3)	300	294
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(1)	290	305
Delta Air Lines, Inc. 3.750%, 10/28/29	315	307
Dycom Industries, Inc. 144A 4.500%, 4/15/29(1)	150	150
Fortress Transportation & Infrastructure Investors LLC
144A 6.750%, 3/15/22(1)	90	90
144A 6.500%, 10/1/25(1)	235	246
144A 9.750%, 8/1/27(1)	40	46
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	160	165
Spirit AeroSystems, Inc.
3.950%, 6/15/23	165	163
144A 5.500%, 1/15/25(1)	290	307
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	295	306
TransDigm, Inc.
144A 6.250%, 3/15/26(1)	115	122
5.500%, 11/15/27	450	466
Uber Technologies, Inc. 144A 7.500%, 5/15/25(1)	270	291
		5,367

Information Technology—5.8%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	170	181
J2 Global, Inc. 144A 4.625%, 10/15/30(1)	335	338
NCR Corp. 144A 5.125%, 4/15/29(1)	315	317
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	305	300
Rocket Software, Inc. 144A 6.500%, 2/15/29(1)	295	298
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	450
	Par Value	Value

Information Technology—continued
Seagate HDD Cayman 144A 3.375%, 7/15/31(1)	$310	$ 298
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	300	320
Veritas US, Inc. 144A 7.500%, 9/1/25(1)	290	301
Viasat, Inc. 144A 5.625%, 9/15/25(1)	305	310
Xerox Holdings Corp. 144A 5.500%, 8/15/28(1)	295	305
		3,418

Materials—8.2%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(8)	595	625
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	280	295
Cleveland-Cliffs, Inc.
144A 6.750%, 3/15/26(1)	115	125
144A 7.000%, 3/15/27(1)	170	171
Commercial Metals Co. 3.875%, 2/15/31	285	280
Freeport-McMoRan, Inc. 5.450%, 3/15/43	235	283
Hecla Mining Co. 7.250%, 2/15/28	305	327
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)	315	319
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(1)	445	433
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	300	300
Resolute Forest Products, Inc. 144A 4.875%, 3/1/26(1)(3)	250	250
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	165	168
Teck Resources Ltd. 6.125%, 10/1/35	265	325
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	150	160
144A 6.625%, 11/1/25(1)	265	269
Trinseo Materials Operating SCA 144A 5.125%, 4/1/29(1)	120	124
United States Steel Corp.
6.250%, 3/15/26	235	237
6.875%, 3/1/29	155	158
		4,849

Real Estate—3.5%
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(1)	345	365
	Par Value	Value

Real Estate—continued
Iron Mountain, Inc. 144A 4.875%, 9/15/29(1)	$315	$ 319
iStar, Inc. 4.250%, 8/1/25	290	292
MPT Operating Partnership LP 3.500%, 3/15/31	315	309
Service Properties Trust
5.500%	150	159
7.500%, 9/15/25	270	307
Uniti Group, Inc. 144A 7.125%, 12/15/24(1)	300	308
		2,059

Utilities—1.8%
Ferrellgas Escrow LLC
144A 5.375%, 4/1/26(1)	90	89
144A 5.875%, 4/1/29(1)	90	89
Ferrellgas Partners LP 8.625%, 6/15/20(9)	140	102
PG&E Corp. 5.250%, 7/1/30	295	313
Talen Energy Supply LLC 144A 6.625%, 1/15/28(1)	205	205
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	240	259
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(6)	500	—
		1,057

Total Corporate Bonds and Notes (Identified Cost $51,958)		53,429

Leveraged Loans(2)—7.1%
Aerospace—0.6%
American Airlines, Inc. (3 month LIBOR + 4.750%) 0.000%, 4/20/28(10)	50	51
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	295	313
		364

Consumer Non-Durables—0.3%
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.109%, 6/30/24	168	166
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—0.6%
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24	$ 85	$ 85
Fieldwood Energy LLC First Lien (3 month PRIME + 4.250%) 7.500%, 4/11/22(11)	245	93
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24	194	192
		370

Financial—0.2%
Asurion LLC Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.359%, 1/31/28	85	86
Food / Tobacco—0.2%
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	140	140
Forest Prod / Containers—0.4%
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 0.000%, 2/12/26(10)	215	214
Gaming / Leisure—0.6%
ECL Entertainment LLC (3 month LIBOR + 8.000%) 0.000%, 3/31/28(10)	115	114
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	248	237
		351

Healthcare—1.6%
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.859%, 10/10/25	133	115
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.250%, 11/27/22	489	485
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.859%, 7/2/25	322	312
		912

	Par Value	Value

Information Technology—0.3%
Infinite Bidco LLC Second Lien (3 month LIBOR + 7.000%) 7.500%, 2/24/29	$175	$ 175
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	15	16
		191

Media / Telecom - Cable/Wireless Video—0.3%
Intelsat Jackson Holdings S.A. Tranche B-5 (6 month LIBOR + 8.625%) 8.625%, 1/2/24(11)	186	190
Media / Telecom - Telecommunications—0.3%
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24	204	189
Service—1.3%
Carlisle Food Service Products, Inc. First Lien (3 month LIBOR + 3.000%) 4.000%, 3/20/25	79	76
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.359%, 2/6/26	148	148
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26	385	391
TKC Holdings, Inc. First Lien (6 month LIBOR + 3.750%) 4.750%, 2/1/23	152	148
		763

Transportation - Automotive—0.4%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	255	245
Total Leveraged Loans (Identified Cost $4,230)		4,181

	Shares	Value
Preferred Stocks—0.8%
Financials—0.8%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250 (12)	$ 256
Citigroup, Inc. Series T, 6.250%	190 (12)	217
		473

Total Preferred Stocks (Identified Cost $442)		473

Common Stocks—0.3%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc. Class A(13)	7,282	13
Consumer Discretionary—0.3%
MYT Holding LLC Class B(13)	33,144	172
Energy—0.0%
Frontera Energy Corp.	1,088	6
Financials—0.0%
Neiman Marcus Group, Inc.(13)	116	8
Total Common Stocks (Identified Cost $259)		199

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(6)(13)	8,563	9
Total Rights (Identified Cost $7)		9

Warrant—0.1%
Communication Services—0.1%
iHeartMedia, Inc.(6)	3,097	38
Total Warrant (Identified Cost $54)		38

Total Long-Term Investments—98.7% (Identified Cost $57,059)		58,439

See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(14)(15)	1,471,816	$ 1,472
Total Securities Lending Collateral (Identified Cost $1,472)		1,472

TOTAL INVESTMENTS—101.2% (Identified Cost $58,531)		$59,911
Other assets and liabilities, net—(1.2)%		(701)
NET ASSETS—100.0%		$59,210

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $41,883 or 70.7% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	All or a portion of security is on loan.
(4)	The first payment of cash and/or principal will be made on 10/1/21.
(5)	No contractual maturity date.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Amount is less than $500.
(8)	100% of the income received was in cash.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	83%
Canada	6
Luxembourg	2
Netherlands	2
Cayman Islands	1
United Kingdom	1
Bermuda	1
Other	4
Total	100%
† % of total investments as of March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$53,429	$ —	$53,429	$— (1)(2)
Leveraged Loans	4,181	—	4,181	—
Mortgage-Backed Security	110	—	110	—
Equity Securities:
Common Stocks	199	19	180	—
Preferred Stocks	473	—	473	—
Rights	9	—	—	9
Warrant	38	—	—	38
Securities Lending Collateral	1,472	1,472	—	—
Total Investments	$59,911	$1,491	$58,373	$47

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500.
Securities held by the Fund with an end of period value of $9 were transferred from Level 2 to Level 3 due to an decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2021.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.3%
U.S. Treasury Notes
1.750%, 6/15/22	$13,145	$ 13,405
0.375%, 11/30/25	3,000	2,934
0.375%, 12/31/25	19,485	19,029
Total U.S. Government Securities (Identified Cost $35,631)		35,368

Foreign Government Securities—0.8%
Kingdom of Saudi Arabia 144A 4.000%, 4/17/25(1)	425	468
Republic of Indonesia
144A 5.875%, 1/15/24(1)	755	854
144A 4.125%, 1/15/25(1)	435	476
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	570	661
Republic of South Africa
5.875%, 9/16/25	265	292
4.850%, 9/27/27	975	1,006
Republic of Turkey 7.375%, 2/5/25	1,225	1,263
State of Qatar Government International Bond 144A 3.400%, 4/16/25(1)	300	326
Total Foreign Government Securities (Identified Cost $5,201)		5,346

Mortgage-Backed Securities—31.5%
Agency—0.6%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	19	21
Pool #AO5149 3.000%, 6/1/27	59	62
Pool #AL7532 3.000%, 11/1/27	294	310
Pool #AS5730 3.000%, 9/1/30	624	659
Pool #AS5927 3.000%, 10/1/30	259	274
Pool #MA0908 4.000%, 11/1/31	166	182
Pool #AC3654 5.000%, 10/1/39	123	143
Pool #AD3841 4.500%, 4/1/40	40	45
Pool #MA3663 3.500%, 5/1/49	480	507
Pool #CA4978 3.000%, 1/1/50	1,523	1,589
	Par Value	Value

Agency—continued
Federal National Mortgage Association REMIC 1997-70, PE (P.O.) 0.000%, 4/25/22	$ —(2)	$ —(2)
Government National Mortgage Association
Pool #345039 7.000%, 9/15/23	1	1
Pool #780023 7.000%, 9/15/24	1	2
		3,795

Non-Agency—30.9%
ACRES Commercial Realty Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 1.258%, 3/15/35(1)(3)	896	896
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(1)(3)	1,385	1,373
2019-D, A1 144A 2.956%, 9/25/65(1)(3)	786	795
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(1)	2,672	2,869
2015-SFR1, A 144A 3.467%, 4/17/52(1)	178	191
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	939	950
2020-SFR1, B 144A 2.120%, 4/17/37(1)	940	944
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,400	2,388
Angel Oak Mortgage Trust I LLC 2018-3, A1 144A 3.649%, 9/25/48(1)(3)	944	953
Angel Oak Mortgage Trust LLC
2020-R1, A2 144A 1.247%, 4/25/53(1)(3)	2,523	2,526
2019-3, A1 144A 2.930%, 5/25/59(1)(3)	1,835	1,845
2020-6, A1 144A 1.261%, 5/25/65(1)(3)	498	500
2020-4, A1 144A 1.469%, 6/25/65(1)(3)	2,226	2,234
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	972	973
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(3)	2,230	2,239
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	1,383	1,418
	Par Value	Value

Non-Agency—continued
2019-2, A1 144A 3.347%, 4/25/49(1)(3)	$2,933	$2,995
2020-1, A1B 144A 2.100%, 3/25/55(1)	2,609	2,644
Banc of America Funding Trust
2004-B, 2A1 2.673%, 11/20/34(3)	18	19
2005-1, 1A1 5.500%, 2/25/35	69	71
2006-2, 3A1 6.000%, 3/25/36	13	13
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(3)	148	152
Bayview Opportunity Master Fund IVa Trust 2017-RT1, A1 144A 3.000%, 3/28/57(1)(3)	324	330
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%) 144A 1.356%, 2/15/29(1)(3)	755	755
BRAVO Residential Funding Trust 2021-A, A1 144A 1.991%, 1/25/24(1)(3)(4)	873	872
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	1,136	1,163
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%) 144A 1.356%, 10/15/36(1)(3)	973	973
2020-BXLP, D (1 month LIBOR + 1.250%) 144A 1.356%, 12/15/36(1)(3)	479	479
BX Trust 2018-GW, B (1 month LIBOR + 1.020%) 144A 1.126%, 5/15/35(1)(3)	1,265	1,264
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	2,506	2,498
Centex Home Equity Loan Trust 2004-D, AF5 5.850%, 9/25/34(3)	61	62
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	902	909
Citigroup Commercial Mortgage Trust
2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.026%, 12/15/36(1)(3)	1,200	1,200
2015-GC27, A4 2.878%, 2/10/48	1,200	1,252
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	$ 87	$ 94
2014-A, A 144A 4.000%, 1/25/35(1)(3)	157	166
2015-PS1, A1 144A 3.750%, 9/25/42(1)(3)	84	86
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(3)	1,144	1,165
2015-A, A1 144A 3.500%, 6/25/58(1)(3)	94	96
2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	1,342	1,409
COLT Mortgage Loan Trust Funding LLC
2019-3, A1 144A 2.764%, 8/25/49(1)(3)	2,071	2,080
2020-1, A1 144A 2.488%, 2/25/50(1)(3)	836	844
2020-1R, A1 144A 1.255%, 9/25/65(1)(3)	1,607	1,614
2020-2R, A1 144A 1.325%, 10/26/65(1)(3)	756	757
2021-2R, A1 144A 0.798%, 7/27/54(1)(3)	1,463	1,458
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(1)(3)	1,431	1,427
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(1)(3)	1,188	1,177
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	1,035	1,034
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(1)	780	785
2020-4, A 144A 1.174%, 12/15/52(1)	1,593	1,571
2018-2, A 144A 4.026%, 11/15/52(1)	1,071	1,144
2020-1, A1 144A 1.832%, 3/15/50(1)	1,210	1,229
2020-3, A 144A 1.358%, 8/15/53(1)	2,949	2,908
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3 5.250%, 11/25/33	5	5
2003-AR30, 5A1 2.704%, 1/25/34(3)	91	92
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.086%, 5/15/36(1)(3)	1,455	1,456
	Par Value	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 2.929%, 4/25/43(1)(3)	$ 94	$ 96
2014-IVR2, A2 144A 3.762%, 4/25/44(1)(3)	258	263
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	2,059	2,113
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(3)	2,183	2,192
2021-AFC1, A1 144A 0.830%, 3/25/56(1)(3)	1,574	1,571
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(3)	1,303	1,297
2021-NQM2, A1 144A 1.179%, 2/25/66(1)(3)	1,575	1,575
CSMC Trust 2017-RPL1, A1 144A 2.750%, 7/25/57(1)(3)	897	931
Deephaven Residential Mortgage Trust
2017-1A, A1 144A 2.725%, 12/26/46(1)(3)	21	21
2017-1A, A2 144A 2.928%, 12/26/46(1)(3)	35	35
2017-2A, A1 144A 2.453%, 6/25/47(1)(3)	322	322
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	746	760
2020-1, A1 144A 2.006%, 5/25/65(1)(3)	882	895
2020-2, A1 144A 1.178%, 10/25/65(1)(3)	1,643	1,642
2021-1, A2 144A 1.003%, 2/25/66(1)(3)	1,447	1,443
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 9/17/25(1)	800	796
2020-SFR2, A 144A 1.266%, 10/19/37(1)	1,202	1,191
2020-SFR2, B 144A 1.567%, 10/19/37(1)	2,045	2,035
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(3)	371	376
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	219	226
2018-2, A41 144A 4.500%, 10/25/58(1)(3)	413	417
2019-2, A52 144A 3.500%, 6/25/59(1)(3)	1,115	1,145
2019-H1, A1 144A 2.657%, 10/25/59(1)(3)	487	496
2020-H1, A1 144A 2.310%, 1/25/60(1)(3)	1,811	1,845
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(3)	1,568	1,574
	Par Value	Value

Non-Agency—continued
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%) 144A 0.906%, 2/15/38(1)(3)	$2,085	$2,085
GS Mortgage Securities Trust
2020-TWN3, A (1 month LIBOR + 2.000%) 144A 2.106%, 11/15/37(1)(3)	1,540	1,547
2020-GC45, AS 3.173%, 2/13/53(3)	1,225	1,297
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(1)(3)	581	590
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	134	139
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	1,071
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(1)(3)	2,502	2,546
2019-1, A1 144A 3.454%, 1/25/59(1)(3)	1,887	1,907
2019-3, A1 144A 2.675%, 11/25/59(1)(3)	2,016	2,041
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	46	46
JP Morgan Chase Mortgage Trust 2005-A5, 1A2 2.803%, 8/25/35(3)	169	175
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.358%, 6/25/29(1)(3)	585	593
2014-2, 2A2 144A 3.500%, 6/25/29(1)(3)	411	419
2006-A2, 4A1 3.053%, 8/25/34(3)	40	42
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	278	281
2015-1, AM1 144A 2.126%, 12/25/44(1)(3)	129	131
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	328	334
2015-5, A2 144A 2.482%, 5/25/45(1)(3)	716	742
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	494	512
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	419	424
2017-5, A1 144A 3.115%, 10/26/48(1)(3)	1,420	1,461
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
JPMorgan Chase WaMu Mortgage Pass-Through Certificates Trust 2003-AR6, A1 3.072%, 6/25/33(3)	$ 89	$ 92
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%) 144A 1.106%, 12/15/37(1)(3)	945	944
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 0.906%, 5/15/36(1)(3)	1,040	1,041
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(3)	725	729
MASTR Alternative Loan Trust
2004-4, 6A1 5.500%, 4/25/34	64	66
2004-7, 9A1 6.000%, 8/25/34	54	56
2005-2, 2A1 6.000%, 1/25/35	243	256
Mello Warehouse Securitization Trust
2019-1, C (1 month LIBOR + 1.200%) 144A 1.309%, 6/25/52(1)(3)	1,040	1,041
2021-1, C (1 month LIBOR + 1.100%) 144A 1.209%, 2/25/55(1)(3)	775	775
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(1)(3)	482	505
2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	4,709	4,892
MFA Trust
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	2,256	2,254
2021-INV1, A1 144A 0.852%, 1/25/56(1)(3)	386	385
Mill City Mortgage Loan Trust 2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	1,322	1,329
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,515	1,619
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(1)	1,660	1,661
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 0.806%, 11/15/34(1)(3)	1,380	1,380
	Par Value	Value

Non-Agency—continued
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.522%, 6/25/44(1)(3)	$ 340	$ 353
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	56	57
New Residential Mortgage Loan Trust
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	1,441	1,538
2020-NPL2, A1 144A 3.228%, 8/25/60(1)(3)	257	260
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	763	807
2014-2A, A3 144A 3.750%, 5/25/54(1)(3)	71	75
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(3)	1,868	1,990
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	860	912
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	508	536
2016-2A, A1 144A 3.750%, 11/26/35(1)(3)	1,208	1,280
2016-3A, A1 144A 3.750%, 9/25/56(1)(3)	519	553
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	2,205	2,347
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	1,727	1,843
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(3)	863	877
2020-1A, A1B 144A 3.500%, 10/25/59(1)(3)	1,409	1,487
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 1.834%, 3/25/35(3)	276	277
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(3)	205	213
2018-1, A2 (1 month LIBOR + 0.650%) 144A 0.759%, 6/25/57(1)(3)	207	207
2018-EXP2, 1A1 144A 4.000%, 7/25/58(1)(3)	525	531
2019-EXP3, 1A8 144A 3.500%, 10/25/59(1)(3)	590	602
2021-NQM1, A1 144A 1.072%, 2/25/66(1)(3)(5)	965	966
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(1)(3)	919	921
2020-3, A1 144A 2.857%, 9/25/25(1)(3)	1,979	1,994
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(3)(5)	750	750
	Par Value	Value

Non-Agency—continued
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(1)	$ 690	$ 694
2018-SFR2, B 144A 3.841%, 8/17/35(1)	1,750	1,759
2018-SFR3, A 144A 3.880%, 10/17/35(1)	1,662	1,686
2019-SFR2, A 144A 3.147%, 5/17/36(1)	1,211	1,238
2019-SFR3, B 144A 2.571%, 9/17/36(1)	685	692
2020-SFR2, A 144A 2.078%, 6/17/37(1)	1,500	1,532
2020-SFR3, A 144A 1.294%, 10/17/27(1)	345	342
2021-SFR1, C 144A 1.555%, 4/17/38(1)	1,050	1,023
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	218	221
Provident Funding Mortgage Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.150%) 144A 1.260%, 2/25/55(1)(3)(5)	1,160	1,159
PSMC Trust 2018-2, A1 144A 3.500%, 6/25/48(1)(3)	409	414
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(3)	858	874
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(1)(3)	1,156	1,162
Residential Mortgage Loan Trust
2020-1, A1 144A 2.376%, 2/25/24(1)(3)	2,324	2,351
2019-2, A1 144A 2.913%, 5/25/59(1)(3)	277	282
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(1)(3)	1,254	1,272
Spruce Hill Mortgage Loan Trust
2019-SH1, A1 144A 3.395%, 4/29/49(1)(3)	1,218	1,236
2020-SH1, A1 144A 2.521%, 1/28/50(1)(3)	573	583
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(1)(3)(5)	2,175	2,175
Starwood Mortgage Residential Trust
2019-IMC1, A1 144A 3.468%, 2/25/49(1)(3)	871	871
2020-1, A1 144A 2.275%, 2/25/50(1)(3)	669	681
2020-2, A1 144A 2.718%, 4/25/60(1)(3)	4,720	4,801
2020-3, A1 144A 1.486%, 4/25/65(1)(3)	632	639
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 2.524%, 10/25/34(3)	$ 87	$ 89
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2003-34A, 6A 2.521%, 11/25/33(3)	162	158
Towd Point Mortgage Trust
2015-3, A1B 144A 3.000%, 3/25/54(1)(3)	6	6
2015-4, M1 144A 3.750%, 4/25/55(1)(3)	526	550
2015-5, A2 144A 3.500%, 5/25/55(1)(3)	275	280
2018-4, A1 144A 3.000%, 6/25/58(1)(3)	172	179
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(3)	520	520
2019-1, A1 144A 3.735%, 3/25/58(1)(3)	514	544
2020-MH1, A2 144A 2.500%, 2/25/60(1)(3)	830	835
Towd Point Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.009%, 4/25/48(1)(3)	1,323	1,325
2021-HE1, M1 144A 1.500%, 2/25/63(1)(3)	1,502	1,508
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(1)	2,481	2,498
VCAT LLC 2021-NPL2, A1 144A 2.115%, 3/27/51(1)(3)	1,290	1,290
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(1)(3)	1	1
Vericrest Opportunity Loan Trust 2020-NPL2, A1A 144A 2.981%, 2/25/50(1)(3)	619	621
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(3)	1,385	1,385
Vericrest Opportunity Loan Trust XCIV LLC 2021-NPL3, A1 144A 2.240%, 2/27/51(1)(3)	462	462
Vericrest Opportunity Loan Trust XCV LLC 2021-NPL4, A1 144A 2.240%, 3/27/51(1)(3)	645	645
Verus Securitization Trust
2019-2, A1 144A 3.211%, 5/25/59(1)(3)	2,475	2,481
2019-INV1, A1 144A 3.402%, 12/25/59(1)(3)	442	447
	Par Value	Value

Non-Agency—continued
2019-INV2, A1 144A 2.913%, 7/25/59(1)(3)	$3,122	$ 3,181
2020-1, A1 144A 2.417%, 1/25/60(1)(3)	1,664	1,682
2020-4, A1 144A 1.502%, 5/25/65(1)(3)	3,984	4,016
2021-1, A1 144A 0.815%, 1/25/66(1)(3)	1,374	1,369
2021-R1, A1 144A 0.820%, 10/25/63(1)(3)	1,858	1,857
2021-R2, A1 144A 0.918%, 2/25/64(1)(3)(5)	780	780
Visio Trust 2019-1, A1 144A 3.572%, 6/25/54(1)(3)	1,428	1,437
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	485	513
Wells Fargo Mortgage Backed Securities Trust
2004-K, 1A2 2.990%, 7/25/34(3)	64	64
2004-U, A1 3.273%, 10/25/34(3)	23	23
2020-4, A1 144A 3.000%, 7/25/50(1)(3)	670	682
		206,498

Total Mortgage-Backed Securities (Identified Cost $208,946)		210,293

Asset-Backed Securities—33.1%
Automobiles—18.2%
ACC Trust
2019-1, A 144A 3.750%, 5/20/22(1)	134	135
2019-2, A 144A 2.820%, 2/21/23(1)	2,047	2,060
2020-A, A 144A 6.000%, 3/20/23(1)	1,023	1,054
American Credit Acceptance Receivables Trust
2018-3, C 144A 3.750%, 10/15/24(1)	116	116
2018-4, C 144A 3.970%, 1/13/25(1)	444	447
2019-1, C 144A 3.500%, 4/14/25(1)	1,032	1,046
2019-2, C 144A 3.170%, 6/12/25(1)	1,040	1,054
2020-4, D 144A 1.770%, 12/14/26(1)	1,280	1,301
2021-1, C 144A 0.830%, 3/15/27(1)	1,710	1,704
AmeriCredit Automobile Receivables Trust
2017-1, C 2.710%, 8/18/22	320	321
2018-1, D 3.820%, 3/18/24	975	1,021
	Par Value	Value

Automobiles—continued
2019-1, C 3.360%, 2/18/25	$1,200	$1,252
2020-3, C 1.060%, 8/18/26	2,140	2,145
Arivo Acceptance Auto Loan Receivables Trust 2021-1A, A 144A 1.190%, 1/15/27(1)	1,548	1,554
Avis Budget Rental Car Funding LLC
(AESOP) 2016-1A, A 144A 2.990%, 6/20/22(1)	400	401
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	1,110	1,145
(AESOP) 2019-3A, A 144A 2.360%, 3/20/26(1)	1,270	1,321
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	1,475	1,531
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	920	926
CarMax Auto Owner Trust 2019-1, C 3.740%, 1/15/25	1,175	1,238
CarNow Auto Receivables Trust
2019-1A, A 144A 2.720%, 11/15/22(1)	213	214
2020-1A, B 144A 2.710%, 7/17/23(1)	1,420	1,436
2020-1A, C 144A 3.840%, 9/16/24(1)	730	747
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	1,195	1,244
2019-1A, E 144A 5.640%, 1/15/26(1)	1,480	1,575
2019-2A, D 144A 3.280%, 1/15/25(1)	470	488
2019-3A, C 144A 2.710%, 10/15/24(1)	1,580	1,624
2019-3A, D 144A 3.040%, 4/15/25(1)	1,445	1,498
2020-N1A, D 144A 3.430%, 1/15/26(1)	1,270	1,323
2020-P1, B 0.920%, 11/9/26	1,340	1,322
2021-N1, C 1.300%, 1/10/28	1,610	1,609
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(1)	905	933
2018-D, D 144A 4.340%, 9/16/24(1)	1,450	1,503
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2020-A, C 144A 2.540%, 12/15/25(1)	$1,225	$1,252
2020-C, C 144A 1.710%, 8/17/26(1)	1,265	1,288
2021-A, B 144A 0.610%, 2/18/25(1)	1,435	1,435
Credit Acceptance Auto Loan Trust
2019-1A, A 144A 3.330%, 2/15/28(1)	1,228	1,244
2019-3A, B 144A 2.860%, 1/16/29(1)	1,180	1,227
2021-2A, A 144A 0.960%, 2/15/30(1)	605	604
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	220	228
2019-3, C 2.900%, 8/15/25	1,255	1,285
2019-4, C 2.510%, 11/17/25	1,120	1,143
DT Auto Owner Trust
2019-1A, C 144A 3.610%, 11/15/24(1)	800	810
2019-2A, B 144A 2.990%, 4/17/23(1)	721	724
2019-2A, C 144A 3.180%, 2/18/25(1)	1,040	1,057
2019-4A, C 144A 2.730%, 7/15/25(1)	1,390	1,419
2020-2A, C 144A 3.280%, 3/16/26(1)	1,335	1,399
Exeter Automobile Receivables Trust
2017-3A, D 144A 5.280%, 10/15/24(1)	1,580	1,642
2018-2A, C 144A 3.690%, 3/15/23(1)	104	104
2018-3A, C 144A 3.710%, 6/15/23(1)	451	453
2018-4A, D 144A 4.350%, 9/16/24(1)	1,365	1,419
2019-2A, E 144A 4.680%, 5/15/26(1)	1,605	1,697
2019-3A, C 144A 2.790%, 5/15/24(1)	1,060	1,080
2019-4A, C 144A 2.440%, 9/16/24(1)	1,370	1,392
2020-1A, D 144A 2.730%, 12/15/25(1)	1,225	1,262
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(1)	1,237	1,246
First Investors Auto Owner Trust
2017-1A, D 144A 3.600%, 4/17/23(1)	880	891
2018-1A, D 144A 4.110%, 6/17/24(1)	1,175	1,209
2019-1A, C 144A 3.260%, 3/17/25(1)	1,240	1,275
	Par Value	Value

Automobiles—continued
2021-1A, B 144A 0.890%, 3/15/27(1)	$2,150	$2,150
Flagship Credit Auto Trust
2016-3, D 144A 3.890%, 11/15/22(1)	1,189	1,201
2019-2, C 144A 3.090%, 5/15/25(1)	1,250	1,299
2020-1, C 144A 2.240%, 1/15/26(1)	1,490	1,535
2020-3, C 144A 1.730%, 9/15/26(1)	1,205	1,229
2021-1, C 144A 0.910%, 3/15/27(1)	1,790	1,778
Foursight Capital Automobile Receivables Trust 2019-1, E 144A 4.300%, 9/15/25(1)	1,290	1,358
GLS Auto Receivables Issuer Trust
2019-1A, B 144A 3.650%, 12/16/24(1)	1,250	1,266
2019-2A, B 144A 3.320%, 3/15/24(1)	1,240	1,262
2019-3A, B 144A 2.720%, 6/17/24(1)	1,285	1,312
2019-4A, B 144A 2.780%, 9/16/24(1)	1,400	1,434
2019-4A, C 144A 3.060%, 8/15/25(1)	2,730	2,840
2019-4A, D 144A 4.090%, 8/17/26(1)	670	696
2020-1A, B 144A 2.430%, 11/15/24(1)	1,810	1,855
2020-2A, B 144A 3.160%, 6/16/25(1)	1,385	1,447
2020-4A, C 144A 1.140%, 11/17/25(1)	1,615	1,622
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	135	135
2018-3A, B 144A 3.780%, 8/15/23(1)	157	159
2018-3A, C 144A 4.180%, 7/15/24(1)	1,790	1,855
Hertz Vehicle Financing II LP
2015-3A, A 144A 2.670%, 9/25/21(1)	133	133
2016-4A, A 144A 2.650%, 7/25/22(1)	289	291
2018-1A, A 144A 3.290%, 2/25/24(1)	82	82
2019-1A, A 144A 3.710%, 3/25/23(1)	536	538
OneMain Direct Auto Receivables Trust
2018-1A, A 144A 3.430%, 12/16/24(1)	459	462
2018-1A, C 144A 3.850%, 10/14/25(1)	1,130	1,149
	Par Value	Value

Automobiles—continued
Oscar US Funding XII LLC 2021-1A, A4 144A 1.000%, 4/10/28(1)	$1,140	$ 1,133
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(1)	590	585
Santander Drive Auto Receivables Trust
2018-2, C 3.350%, 7/17/23	298	300
2020-4, C 1.010%, 1/15/26	2,385	2,393
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	2,030	2,083
Tesla Auto Lease Trust
2018-B, B 144A 4.120%, 10/20/21(1)	925	933
2020-A, C 144A 1.680%, 2/20/24(1)	1,205	1,221
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	1,530	1,559
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(1)	1,035	1,047
2019-1, E 144A 4.290%, 8/12/24(1)	1,500	1,532
2020-1, C 144A 2.150%, 2/10/25(1)	1,410	1,428
2021-1, D 144A 1.140%, 6/10/26(1)	1,840	1,837
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	711	718
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(1)	1,855	1,894
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	1,270	1,282
Westlake Automobile Receivables Trust
2018-2A, D 144A 4.000%, 1/16/24(1)	1,285	1,302
2018-3A, C 144A 3.610%, 10/16/23(1)	877	882
2018-3A, D 144A 4.000%, 10/16/23(1)	1,435	1,473
2020-2A, C 144A 2.010%, 7/15/25(1)	1,645	1,683
2020-3A, C 144A 1.240%, 11/17/25(1)	1,275	1,286
		121,732

See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Loans—1.6%
Affirm Asset Securitization Trust 2021-A, A 144A 0.880%, 8/15/25(1)	$ 945	$ 946
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(1)	1,733	1,732
LL ABS Trust 2020-1A, A 144A 2.330%, 1/17/28(1)	852	858
Marlette Funding Trust 2019-4A, A 144A 2.390%, 12/17/29(1)	449	452
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(1)	905	906
Oportun Funding XIV LLC 2021-A, A 144A 1.210%, 3/8/28(1)	1,955	1,954
Prosper Marketplace Issuance Trust Series 2019-4A, A 144A 2.480%, 2/17/26(1)	223	224
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	1,815	1,809
Upstart Securitization Trust
2019-3, A 144A 2.684%, 1/21/30(1)	479	482
2020-3, A 144A 1.702%, 11/20/30(1)	1,020	1,028
		10,391

Credit Card—1.0%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	2,435	2,462
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(1)	1,380	1,386
Genesis Sales Finance Master Trust 2020-AA, A 144A 1.650%, 9/22/25(1)	1,325	1,333
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(1)	1,620	1,620
		6,801

Equipment—1.4%
BCC Funding Corp. XVI LLC 2019-1A, B 144A 2.640%, 9/20/24(1)	1,370	1,384
BCC Funding XVII LLC 2020-1, B 144A 1.460%, 9/22/25(1)	1,280	1,282
	Par Value	Value

Equipment—continued
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	$1,522	$1,518
NMEF Funding LLC
2019-A, A 144A 2.730%, 8/17/26(1)	385	387
2019-A, B 144A 3.060%, 8/17/26(1)	1,205	1,227
2021-A, B 144A 1.850%, 12/15/27(1)	1,400	1,396
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(1)	1,365	1,380
2020-1, A 144A 1.370%, 11/17/25(1)	948	951
		9,525

Other—10.3%
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	109	109
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(1)	399	405
Amur Equipment Finance Receivables VIII LLC 2020-1A, B 144A 2.500%, 3/20/26(1)	1,633	1,671
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	286	294
2019-A, A 144A 3.140%, 7/16/40(1)	1,505	1,544
2019-A, C 144A 4.010%, 7/16/40(1)	1,450	1,533
2020-AA, B 144A 2.790%, 7/17/46(1)	1,355	1,382
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	1,189	1,212
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	904	906
BRE Grand Islander Timeshare Issuer LLC
2017-1A, A 144A 2.940%, 5/25/29(1)	286	293
2019-A, A 144A 3.280%, 9/26/33(1)	775	811
BXG Receivables Note Trust
2013-A, A 144A 3.010%, 12/4/28(1)	315	315
2015-A, A 144A 2.880%, 5/2/30(1)	104	105
2020-A, B 144A 2.490%, 2/28/36(1)	1,112	1,119
	Par Value	Value

Other—continued
CCG Receivables Trust
2019-2, B 144A 2.550%, 3/15/27(1)	$1,185	$1,218
2021-1, C 144A 0.840%, 6/14/27(1)	1,510	1,500
Consumer Loan Underlying Bond CLUB Credit Trust
2019-P2, A 144A 2.470%, 10/15/26(1)	207	208
2020-P1, B 144A 2.920%, 3/15/28(1)	1,175	1,197
Consumer Loan Underlying Bond Credit Trust 2019-P1, B 144A 3.280%, 7/15/26(1)	1,275	1,291
Crossroads Asset Trust
2021-A, A2 144A 0.820%, 3/20/24(1)	2,100	2,100
2021-A, B 144A 1.120%, 6/20/25(1)	1,350	1,347
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	1,114	1,134
Dext ABS LLC 2020-1, A 144A 1.460%, 2/16/27(1)	1,865	1,870
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)	571	582
2019-1A, B 144A 3.530%, 2/20/32(1)	1,328	1,361
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(1)	1,200	1,221
2019-1A, A 144A 3.860%, 11/15/34(1)	1,385	1,433
2021-1A, A 144A 1.270%, 5/15/41(1)	1,605	1,597
FREED ABS Trust 2019-2, B 144A 3.190%, 11/18/26(1)	1,370	1,392
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	51	52
GoldentTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%) 144A 1.195%, 1/20/33(1)(3)	1,435	1,435
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,317	1,359
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	249	256
2018-AA, A 144A 3.540%, 2/25/32(1)	581	613
2020-AA, A 144A 2.740%, 2/25/39(1)	758	788
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	$1,277	$1,325
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	1,875	1,982
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(1)	1,425	1,453
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(1)	1,045	1,068
2020-AA, A 144A 2.190%, 8/21/34(1)	1,090	1,106
Marlette Funding Trust 2019-2A, A 144A 3.130%, 7/16/29(1)	207	209
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	1,193	1,213
MVW Owner Trust
2015-1A, B 144A 2.960%, 12/20/32(1)	68	69
2016-1A, A 144A 2.250%, 12/20/33(1)	348	352
2019-1A, A 144A 2.890%, 11/20/36(1)	660	677
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(1)	519	522
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(1)	1,955	1,955
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(1)	440	445
2019-1A, C 144A 4.740%, 6/20/25(1)	1,715	1,801
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	1,829	1,835
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(1)	71	71
2018-A, A 144A 3.100%, 11/8/30(1)	112	115
2019-A, B 144A 3.360%, 4/9/38(1)	705	730
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%) 144A 1.055%, 4/20/29(1)(3)	1,390	1,391
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	1,570	1,604
	Par Value	Value

Other—continued
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	$1,020	$1,038
Sierra Timeshare Receivables Funding LLC
2017-1A, A 144A 2.910%, 3/20/34(1)	256	260
2018-2A, A 144A 3.500%, 6/20/35(1)	261	271
2019-1A, B 144A 3.420%, 1/20/36(1)	457	472
2019-2A, B 144A 2.820%, 5/20/36(1)	469	477
2020-2A, B 144A 2.320%, 7/20/37(1)	904	920
Small Business Lending Trust
2019-A, A 144A 2.850%, 7/15/26(1)	226	226
2020-A, A 144A 2.620%, 12/15/26(1)	417	419
SoFi Consumer Loan Program LLC
2017-5, A2 144A 2.780%, 9/25/26(1)	80	80
2017-6, A2 144A 2.820%, 11/25/26(1)	22	22
Towd Point Mortgage Trust 2019-MH1, A1 144A 3.000%, 11/25/58(1)(3)	800	819
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	1,167	1,194
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(1)	208	208
Upstart Pass-Through Trust 2020-ST1, A 144A 3.750%, 2/20/28(1)	639	657
Upstart Securitization Trust
2019-2, A 144A 2.897%, 9/20/29(1)	241	242
2021-1, A 144A 0.870%, 3/20/31(1)	1,436	1,437
Venture 41 CLO Ltd. 2021-41A, A1N (3 month LIBOR + 1.330%) 144A 1.533%, 1/20/34(1)(3)	1,395	1,393
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	301	303
2017-A, A 144A 2.330%, 3/20/35(1)	298	304
Welk Resorts LLC
2013-AA, A 144A 3.100%, 3/15/29(1)	15	15
2015-AA, A 144A 2.790%, 6/16/31(1)	491	492
	Par Value	Value

Other—continued
Westgate Resorts LLC
2018-1A, A 144A 3.380%, 12/20/31(1)	$ 573	$ 580
2020-1A, A 144A 2.713%, 3/20/34(1)	1,191	1,217
		68,622

Student Loan—0.6%
Commonbond Student Loan Trust
2017-AGS, A1 144A 2.550%, 5/25/41(1)	209	214
2019-AGS, A1 144A 2.540%, 1/25/47(1)	800	820
2020-1, A 144A 1.690%, 10/25/51(1)	607	607
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	130	131
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	558	567
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(1)	1,654	1,649
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(1)	94	96
		4,084

Total Asset-Backed Securities (Identified Cost $218,367)		221,155

Corporate Bonds and Notes—16.9%
Communication Services—0.9%
AT&T, Inc. (3 month LIBOR + 0.890%) 1.084%, 2/15/23(3)	475	480
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	470	339
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	490	504
Sprint Spectrum Co. LLC 144A 3.360%, 9/20/21(1)	300	302
T-Mobile USA, Inc.
3.375%, 4/15/29	310	312
144A 1.500%, 2/15/26(1)	475	470
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	740	800
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Verizon Communications, Inc.
1.450%, 3/20/26	$1,090	$1,090
2.100%, 3/22/28	820	824
(3 month LIBOR + 1.100%) 1.298%, 5/15/25(3)	1,226	1,254
		6,375

Consumer Discretionary—1.0%
Daimler Finance North America LLC 144A 2.200%, 10/30/21(1)	1,195	1,208
Ford Motor Co. 9.000%, 4/22/25	1,146	1,388
General Motors Financial Co., Inc.
3.200%, 7/6/21	975	979
1.250%, 1/8/26	840	824
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	905	958
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(1)	170	179
Nissan Motor Co. Ltd. 144A 4.345%, 9/17/27(1)	1,010	1,098
		6,634

Consumer Staples—0.4%
BAT Capital Corp. 2.259%, 3/25/28	1,565	1,541
Kraft Heinz Foods Co. 3.875%, 5/15/27	820	893
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	195	201
		2,635

Energy—1.4%
Aker BP ASA 144A 2.875%, 1/15/26(1)	755	780
Boardwalk Pipelines LP 4.950%, 12/15/24	955	1,069
BP Capital Markets plc 4.875% (4)	790	846
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	925	963
Energy Transfer Operating LP 4.250%, 3/15/23	380	401
Energy Transfer Partners LP 4.500%, 11/1/23	310	334
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	905	974
144A 6.500%, 7/1/27(1)	140	152
Kinder Morgan, Inc. 3.150%, 1/15/23	1,005	1,049
	Par Value	Value

Energy—continued
Occidental Petroleum Corp. 5.500%, 12/1/25	$ 25	$ 27
Petroleos Mexicanos
4.625%, 9/21/23	855	882
6.500%, 3/13/27	520	543
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	1,475	1,532
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	196	171
		9,723

Financials—6.0%
Ares Capital Corp. 3.500%, 2/10/23	740	772
Athene Global Funding 144A 2.450%, 8/20/27(1)	1,540	1,558
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(6)	520	548
Banco Santander Chile 144A 2.700%, 1/10/25(1)	950	993
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A 5.375%, 4/17/25(1)	490	550
Bank of America Corp.
4.200%, 8/26/24	2,155	2,377
3.950%, 4/21/25	1,395	1,530
(3 month LIBOR + 0.770%) 0.965%, 2/5/26(3)	705	708
Brookfield Finance, Inc. 3.900%, 1/25/28	1,190	1,308
Capital One Financial Corp. 3.750%, 7/28/26	710	771
Charles Schwab Corp. (The)
Series G 5.375%(4)	275	304
Series H 4.000%(4)	945	929
Citadel LP 144A 4.875%, 1/15/27(1)	1,140	1,209
Citigroup, Inc.
3.200%, 10/21/26	715	768
(3 month LIBOR + 1.250%) 1.452%, 7/1/26(3)	1,080	1,106
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	1,430	1,467
Goldman Sachs Group, Inc. (The)
3.000%, 4/26/22	1,375	1,377
(3 month LIBOR + 1.170%) 1.364%, 5/15/26(3)	475	481
	Par Value	Value

Financials—continued
(3 month LIBOR + 1.750%) 1.969%, 10/28/27(3)	$2,880	$ 3,014
ICAHN Enterprises LP 6.250%, 5/15/26	1,060	1,110
JPMorgan Chase & Co. (3 month LIBOR + 0.900%) 1.118%, 4/25/23(3)	1,520	1,531
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	1,405	1,384
Lincoln National Corp.
4.200%, 3/15/22	470	487
(3 month LIBOR + 2.040%) 2.264%, 4/20/67(3)	935	771
Mizuho Financial Group, Inc. 2.273%, 9/13/21	565	570
Morgan Stanley
4.100%, 5/22/23	730	781
3.875%, 4/29/24	655	715
(3 month LIBOR + 0.930%) 1.152%, 7/22/22(3)	725	727
Navient Corp. 5.875%, 10/25/24	930	977
Prudential Financial, Inc. 5.625%, 6/15/43	1,168	1,252
Santander Holdings USA, Inc. 3.244%, 10/5/26	1,260	1,332
Spirit Realty LP
4.450%, 9/15/26	619	686
2.100%, 3/15/28	534	519
Turkiye Is Bankasi AS 144A 5.500%, 4/21/22(1)	800	799
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(1)	400	408
Wells Fargo & Co.
1.654%, 6/2/24	925	945
4.100%, 6/3/26	1,810	2,012
(3 month LIBOR + 1.230%) 1.442%, 10/31/23(3)	1,175	1,193
		39,969

Health Care—0.9%
AbbVie, Inc.
2.300%, 5/14/21	495	495
2.850%, 5/14/23	495	516
HCA, Inc. 5.375%, 2/1/25	570	636
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	945	1,005
Royalty Pharma plc
144A 1.200%, 9/2/25(1)	190	186
144A 1.750%, 9/2/27(1)	1,035	1,005
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
Tenet Healthcare Corp.
4.625%, 7/15/24	$ 550	$ 561
144A 7.500%, 4/1/25(1)	70	76
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	1,280	1,410
		5,890

Industrials—1.6%
Ashtead Capital, Inc. 144A 5.250%, 8/1/26(1)	1,275	1,338
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	1,058	1,104
Boeing Co. (The)
2.350%, 10/30/21	450	452
4.875%, 5/1/25	335	373
5.040%, 5/1/27	507	578
CNH Industrial N.V. 4.500%, 8/15/23	899	974
Dycom Industries, Inc. 144A 4.500%, 4/15/29(1)	485	486
GFL Environmental, Inc. 144A 3.750%, 8/1/25(1)	1,360	1,380
Howmet Aerospace, Inc. 6.875%, 5/1/25	965	1,118
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(1)	1,260	1,333
Stanley Black & Decker, Inc. 4.000%, 3/15/60	1,287	1,363
		10,499

Information Technology—1.8%
Broadcom, Inc.
3.150%, 11/15/25	1,135	1,210
144A 1.950%, 2/15/28(1)(7)	727	711
Citrix Systems, Inc. 1.250%, 3/1/26	175	172
Flex Ltd. 3.750%, 2/1/26	892	957
Hewlett Packard Enterprise Co.
2.250%, 4/1/23	660	680
4.900%, 10/15/25	385	439
(3 month LIBOR + 0.720%) 0.958%, 10/5/21(3)	145	145
Leidos, Inc. 144A 3.625%, 5/15/25(1)	832	903
Microchip Technology, Inc. 144A 2.670%, 9/1/23(1)	1,165	1,213
Open Text Corp. 144A 3.875%, 2/15/28(1)	855	861
Oracle Corp. 2.300%, 3/25/28	1,625	1,645
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	1,160	1,141
	Par Value	Value

Information Technology—continued
Vontier Corp.
144A 1.800%, 4/1/26(1)	$ 552	$ 549
144A 2.400%, 4/1/28(1)	644	633
Xerox Holdings Corp. 144A 5.000%, 8/15/25(1)	515	537
		11,796

Materials—0.7%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	925	948
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	1,275	1,274
Nutrition & Biosciences, Inc.
144A 1.230%, 10/1/25(1)	643	632
144A 1.832%, 10/15/27(1)	693	678
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	1,113	1,089
Syngenta Finance NV 144A 3.933%, 4/23/21(1)	365	366
		4,987

Real Estate—0.8%
GLP Capital LP 5.250%, 6/1/25	965	1,082
iStar, Inc. 4.250%, 8/1/25	965	972
Office Properties Income Trust
4.150%, 2/1/22	915	935
4.500%, 2/1/25	595	626
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	405	436
Service Properties Trust
4.500%, 6/15/23	420	427
4.650%, 3/15/24	430	430
4.350%, 10/1/24	455	452
		5,360

Utilities—1.4%
American Electric Power Co., Inc. Series N 1.000%, 11/1/25	395	387
CenterPoint Energy, Inc. 3.850%, 2/1/24	630	682
Dominion Energy, Inc. Series A 1.450%, 4/15/26	1,620	1,614
DPL, Inc. 144A 4.125%, 7/1/25(1)	605	641
Exelon Corp. 3.497%, 6/1/22	864	891
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(1)	837	844
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,161	1,243
	Par Value	Value

Utilities—continued
Pacific Gas and Electric Co. (3 month LIBOR + 1.375%) 1.573%, 11/15/21(3)	$1,377	$ 1,380
Southern Co. (The) 2.950%, 7/1/23	920	963
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	735	759
		9,404

Total Corporate Bonds and Notes (Identified Cost $110,935)		113,272

Leveraged Loans(3)—7.5%
Aerospace—0.5%
American Airlines, Inc. (3 month LIBOR + 4.750%) 0.000%, 4/20/28(8)	1,295	1,325
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	890	945
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.359%, 5/30/25	226	221
Tranche F (1 month LIBOR + 2.250%) 2.359%, 12/9/25	713	698
		3,189

Chemicals—0.6%
Element Solutions, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 0.000%, 2/2/26(8)	658	654
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.109%, 4/1/24	1,062	1,049
Ineos U.S. Petrochem LLC 2026, Tranche B (3 month LIBOR + 2.750%) 3.250%, 1/29/26	860	857
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 2.860%, 10/1/25	811	798
Trinseo Materials Operating SCA Tranche B-2, First Lien (3 month LIBOR + 2.500%) 0.000%, 3/17/28(8)	570	563
		3,921

See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Durables—0.4%
Resideo Funding, Inc. Tranche B (3 month LIBOR + 2.250%) 2.750%, 2/11/28	$ 645	$ 643
Weber-Stephen Products LLC Tranche B (3 month LIBOR + 3.250%) 4.000%, 10/30/27	798	797
Zodiac Pool Solutions LLC Tranche B1 (1 month LIBOR + 2.000%) 0.000%, 7/2/25(8)	962	953
		2,393

Energy—0.0%
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(5)(9)	1	—
Financial—0.4%
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27	1,930	1,928
Citadel Securities LP 2021 (3 month LIBOR + 2.500%) 2.615%, 2/2/28	665	657
		2,585

Food / Tobacco—0.4%
Aramark Services, Inc.
Tranche B-2 (1 month LIBOR + 1.750%) 1.859%, 3/28/24	212	211
Tranche B-3 (1 month LIBOR + 1.750%) 1.859%, 3/11/25	345	341
Tranche B-4 (1 month LIBOR + 1.750%) 1.859%, 1/15/27	213	209
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 3.000%) 0.000%, 8/3/25(8)	1,005	999
JBS USA Lux S.A. (3 month LIBOR + 2.000%) 0.000%, 5/1/26(8)	1,287	1,279
		3,039

	Par Value	Value

Forest Prod / Containers—0.3%
Berry Global, Inc. Tranche Z (3 month LIBOR + 1.750%) 1.898%, 7/1/26	$1,191	$1,180
Reynolds Group Holdings, Inc. (3 month LIBOR + 2.750%) 0.000%, 2/6/23(8)	630	627
		1,807

Gaming / Leisure—0.9%
Aristocrat Technologies, Inc.
(3 month LIBOR + 3.750%) 4.750%, 10/19/24	249	249
Tranche B-3 (3 month LIBOR + 1.750%) 0.000%, 10/19/24(8)	965	959
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 2.331%, 9/15/23	1,024	1,021
CityCenter Holdings LLC (3 month LIBOR + 2.250%) 3.000%, 4/18/24	1,294	1,276
Hilton Worldwide Finance LLC Tranche B-2 (3 month LIBOR + 1.750%) 1.868%, 6/22/26	1,413	1,399
Playtika Holding Corp. Tranche B-1 (3 month LIBOR + 2.750%) 0.000%, 3/5/28(8)	775	770
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	351	346
		6,020

Healthcare—1.1%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.859%, 11/27/25	154	153
(1 month LIBOR + 3.000%) 3.109%, 6/2/25	349	348
Catalent Pharma Solutions, Inc. Tranche B-3 (1 month LIBOR + 2.000%) 2.500%, 2/22/28	164	164
	Par Value	Value

Healthcare—continued
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 1.865%, 8/1/27	$ 644	$ 635
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 3.500%, 10/27/22	769	769
HCA, Inc. Tranche B-13 (1 month LIBOR + 1.750%) 1.859%, 3/18/26	1,752	1,751
Horizon Therapeutics USA, Inc Tranche B-2 (3 month LIBOR + 2.000%) 2.500%, 2/26/28	1,350	1,345
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.953%, 6/11/25	520	516
PPD, Inc. (1 month LIBOR + 2.250%) 2.750%, 1/13/28	1,030	1,024
Select Medical Corp. Tranche B (1 month LIBOR + 2.250%) 0.000%, 3/6/25(8)	645	640
		7,345

Housing—0.3%
SiteOne Landscape Supply LLC Tranche B (3 month LIBOR + 2.000%) 2.500%, 3/23/28	875	873
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.109%, 11/21/24	1,287	1,281
		2,154

Information Technology—0.5%
Dell International LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.000%, 9/19/25	1,534	1,531
Go Daddy Operating Co. LLC Tranche B-2 (1 month LIBOR + 1.750%) 0.000%, 2/15/24(8)	1,310	1,300
SS&C Technologies, Inc. Tranche B-5 (1 month LIBOR + 1.750%) 1.859%, 4/16/25	455	450
		3,281

See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Manufacturing—0.3%
Gardner Denver, Inc. Tranche A (1 month LIBOR + 2.750%) 2.859%, 3/1/27	$ 35	$ 35
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.750%) 0.000%, 3/31/27(8)	963	959
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.859%, 3/1/27	450	444
NCR Corp. (3 month LIBOR + 2.500%) 2.720%, 8/28/26	790	780
		2,218

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.615%, 9/18/26	903	895
Media / Telecom - Cable/Wireless Video—0.4%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 1.870%, 2/1/27	810	806
CSC Holdings LLC
2018 (1 month LIBOR + 2.250%) 2.356%, 1/15/26	730	719
2019 (1 month LIBOR + 2.500%) 2.606%, 4/15/27	277	273
Virgin Media Bristol LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 1/31/29(8)	925	922
		2,720

Media / Telecom - Diversified Media—0.2%
Newco Financing Partnership Tranche AV1 (1 month LIBOR + 3.500%) 3.606%, 1/31/29	520	519
UPC Financing Partnership Tranche AV (1 month LIBOR + 3.500%) 3.606%, 1/31/29	520	518
		1,037

	Par Value	Value

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.359%, 3/15/27	$ 834	$ 825
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.859%, 3/1/27	440	434
		1,259

Media / Telecom - Wireless Communications—0.2%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.860%, 4/11/25	1,072	1,059
Service—0.3%
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 1.859%, 11/16/26	687	682
WEX, Inc.
Tranche B, First Lien (3 month LIBOR + 2.250%) 0.000%, 3/20/28(8)	485	483
Tranche B-3 (3 month LIBOR + 2.250%) 0.000%, 5/15/26(8)	957	953
		2,118

Transportation - Land Transportation—0.1%
Genesee & Wyoming, Inc. (3 month LIBOR + 2.000%) 0.000%, 12/30/26(8)	963	959
Utility—0.3%
Calpine Corp. 2020 (1 month LIBOR + 2.500%) 2.610%, 12/2/27	855	849
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 1.858%, 12/31/25	1,137	1,128
		1,977

Total Leveraged Loans (Identified Cost $50,093)		49,976

	Shares	Value
Preferred Stocks—0.8%
Financials—0.7%
Bank of New York Mellon Corp. (The) Series E, 3.607%(3)	1,380 (10)	$ 1,380
Citigroup, Inc. Series T, 6.250%	1,020 (10)	1,165
JPMorgan Chase & Co. Series Z, 4.005%(3)	1,155 (10)	1,157
JPMorgan Chase & Co. Series HH, 4.600%	1,106 (10)	1,119
		4,821

Industrials—0.1%
General Electric Co. Series D, 3.514%(3)	575 (10)	543
Total Preferred Stocks (Identified Cost $5,242)		5,364

Exchange-Traded Funds—0.4%
iShares iBoxx High Yield Corporate Bond ETF(7)(11)	15,597	1,359
SPDR Bloomberg Barclays High Yield Bond Fund ETF(7)(11)	13,326	1,450
Total Exchange-Traded Funds (Identified Cost $2,775)		2,809

Total Long-Term Investments—96.3% (Identified Cost $637,190)		643,583

Short-Term Investment—3.1%
Money Market Mutual Fund—3.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)	20,576,822	20,577
Total Short-Term Investment (Identified Cost $20,577)		20,577

See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(11)(12)	3,508,855	$ 3,509
Total Securities Lending Collateral (Identified Cost $3,509)		3,509

TOTAL INVESTMENTS—99.9% (Identified Cost $661,276)		$667,669
Other assets and liabilities, net—0.1%		385
NET ASSETS—100.0%		$668,054

Abbreviations:
ABS	Asset-Backed Securities
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
P.O.	Principal Only Security
REMIC	Real Estate Mortgage Investment Conduit
SPDR	S&P Depositary Receipt
WaMu	Washington Mutual
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $449,001 or 67.2% of net assets.
(2)	Amount is less than $500.
(3)	Variable rate security. Rate disclosed is as of March 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	No contractual maturity date.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Regulation S security. Security is offered and sold outside of the United States; it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(7)	All or a portion of security is on loan.
(8)	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	Value shown as par value.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$221,155	$ —	$221,155	$ —
Corporate Bonds and Notes	113,272	—	113,272	—
Foreign Government Securities	5,346	—	5,346	—
Leveraged Loans	49,976	—	49,976	— (1)
Mortgage-Backed Securities	210,293	—	204,463	5,830
U.S. Government Securities	35,368	—	35,368	—
Equity Securities:
Preferred Stocks	5,364	—	5,364	—
Securities Lending Collateral	3,509	3,509	—	—
Exchange-Traded Funds	2,809	2,809	—	—
Money Market Mutual Fund	20,577	20,577	—	—
Total Investments	$667,669	$26,895	$634,944	$5,830

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Total	Leveraged Loans	Mortgage Backed Securities
Investments in Securities
Balance as of September 30, 2020:	$ —(a)	$— (a)	$ —
Accrued discount/(premium)	— (b)	— (b)	— (b)
Change in unrealized appreciation (depreciation)(c)	3	— (b)	3
Purchases	5,827	—	5,827
Balance as of March 31, 2021	$5,830	$— (a)	$5,830
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500.
(c) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2021, was $3.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
Municipal Bonds—0.1%
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	$ 100	$ 102
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	305	320
Total Municipal Bonds (Identified Cost $403)		422

Foreign Government Securities—7.3%
Abu Dhabi Government International Bond 144A 3.125%, 4/16/30(1)	200	214
Dominican Republic
144A 6.875%, 1/29/26(1)	160	186
144A 5.950%, 1/25/27(1)	420	473
144A 4.500%, 1/30/30(1)	185	187
144A 5.875%, 1/30/60(1)	395	378
Emirate of Dubai RegS 5.250%, 1/30/43(2)	1,175	1,268
Federative Republic of Brazil 3.875%, 6/12/30	240	233
Kingdom of Morocco 144A 5.500%, 12/11/42(1)	410	450
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(1)	1,205	1,309
144A 4.500%, 10/26/46(1)	770	846
Oman Government International Bond
144A 6.250%, 1/25/31(1)	200	209
144A 7.375%, 10/28/32(1)	915	1,015
Republic of Angola 144A 8.250%, 5/9/28(1)	465	445
Republic of Argentine 0.125%, 7/9/35(3)	1,385	413
Republic of Colombia
3.125%, 4/15/31	325	318
4.125%, 5/15/51	225	214
Republic of Ecuador 144A 0.500%, 7/31/35(1)	465	209
Republic of Egypt 144A 7.600%, 3/1/29(1)	800	851
Republic of Ghana 144A 8.125%, 3/26/32(1)	755	728
	Par Value	Value

Foreign Government Securities—continued
Republic of Indonesia
2.850%, 2/14/30	$2,905	$ 2,957
144A 4.350%, 1/8/27(1)	570	639
Republic of Ivory Coast 144A 6.125%, 6/15/33(1)	435	444
Republic of Kenya 144A 8.000%, 5/22/32(1)	210	223
Republic of Nigeria
144A 6.500%, 11/28/27(1)	260	268
144A 7.875%, 2/16/32(1)	540	555
Republic of Pakistan 144A 8.250%, 9/30/25(1)	385	426
Republic of Panama 3.160%, 1/23/30	280	291
Republic of Philippines 3.700%, 3/1/41	765	799
Republic of South Africa
4.850%, 9/27/27	250	258
5.875%, 6/22/30(4)	480	514
5.650%, 9/27/47	245	225
Republic of Turkey
4.875%, 10/9/26	915	842
7.625%, 4/26/29	460	473
5.250%, 3/13/30	420	372
Republic of Venezuela
9.375%, 1/13/34(5)	920	94
RegS 7.650%, 4/21/25(2)(5)	1,500	152
Russian Federation RegS 4.375%, 3/21/29(2)	1,200	1,311
State of Israel 2.750%, 7/3/30	355	371
State of Qatar
144A 3.750%, 4/16/30(1)	620	693
144A 4.400%, 4/16/50(1)	430	499
Ukraine Government 144A 7.253%, 3/15/33(1)	940	935
United Mexican States 4.500%, 1/31/50	890	902
Total Foreign Government Securities (Identified Cost $26,162)		24,189

Mortgage-Backed Securities—13.7%
Non-Agency—13.7%
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	1,320	1,416
2015-SFR2, C 144A 4.691%, 10/17/52(1)	1,011	1,092
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	660	680
	Par Value	Value

Non-Agency—continued
2020-SFR3, B 144A 1.806%, 9/17/37(1)	$2,000	$1,990
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(3)	1,124	1,129
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	296	303
2019-2, A1 144A 3.347%, 4/25/49(1)(3)	281	287
Banc of America Funding Trust
2005-1, 1A1 5.500%, 2/25/35	186	191
2006-2, 3A1 6.000%, 3/25/36	77	77
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	625	653
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(3)	1,000	1,055
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(3)	445	464
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	222	227
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(3)	972	1,010
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(3)	375	382
2015-A, A1 144A 3.500%, 6/25/58(1)(3)	55	56
2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	630	662
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(1)	250	253
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.762%, 4/25/44(1)(3)	103	105
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	899	923
Deephaven Residential Mortgage Trust
2017-1A, A2 144A 2.928%, 12/26/46(1)(3)	22	22
2017-2A, A2 144A 2.606%, 6/25/47(1)(3)	24	25
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(1)(3)	116	119
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 9/17/25(1)	$ 770	$ 766
2020-SFR2, B 144A 1.567%, 10/19/37(1)	1,245	1,239
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	192	197
2018-2, A41 144A 4.500%, 10/25/58(1)(3)	95	96
2020-H1, A1 144A 2.310%, 1/25/60(1)(3)	662	674
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(1)(3)	90	92
2014-5, B2 144A 2.930%, 10/25/29(1)(3)	238	241
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	321	326
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	557	577
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 9/25/26(1)(3)	450	450
MASTR Alternative Loan Trust 2005-2, 2A1 6.000%, 1/25/35	226	238
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.309%, 6/25/52(1)(3)	400	400
MetLife Securitization Trust 2017-1A, M1 144A 3.553%, 4/25/55(1)(3)	425	445
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(3)	375	396
2019-1, M2 144A 3.500%, 10/25/69(1)(3)	779	816
New Residential Mortgage Loan Trust
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	418	446
2018-2A, A1 144A 4.500%, 2/25/58(1)(3)	63	67
2020-NPL2, A1 144A 3.228%, 8/25/60(1)(3)	245	247
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(1)(3)	273	283
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(1)(3)	1,135	1,138
	Par Value	Value

Non-Agency—continued
2020-2, A1 144A 3.671%, 8/25/25(1)(3)	$1,004	$1,015
2020-6, A1 144A 2.363%, 11/25/25(1)(3)	1,450	1,454
Pretium Mortgage Credit Partners I LLC 2020-NPL3, A1 144A 3.105%, 6/27/60(1)(3)	1,130	1,141
Progress Residential Trust
2019-SFR2, D 144A 3.794%, 5/17/36(1)	410	418
2017-SFR1, B 144A 3.017%, 8/17/34(1)	940	946
2018-SFR2, B 144A 3.841%, 8/17/35(1)	1,380	1,387
2019-SFR3, B 144A 2.571%, 9/17/36(1)	1,000	1,010
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(1)(3)	322	324
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(3)	459	467
Sequoia Mortgage Trust 2013-8, B1 3.511%, 6/25/43(3)	367	379
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(1)(3)	185	188
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(1)(3)	424	424
Towd Point Mortgage Trust
2016-4, B1 144A 3.848%, 7/25/56(1)(3)	485	519
2016-1, M1 144A 3.500%, 2/25/55(1)(3)	380	399
2015-5, A2 144A 3.500%, 5/25/55(1)(3)	690	704
2017-1, M1 144A 3.750%, 10/25/56(1)(3)	450	483
2017-4, A2 144A 3.000%, 6/25/57(1)(3)	570	598
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(3)	24	24
2018-6, A2 144A 3.750%, 3/25/58(1)(3)	1,925	2,065
2019-2, A2 144A 3.750%, 12/25/58(1)(3)	1,198	1,289
2015-2, 1M1 144A 3.250%, 11/25/60(1)(3)	710	733
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	610	631
2020-SFR2, D 144A 2.281%, 11/17/39(1)	840	815
	Par Value	Value

Non-Agency—continued
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(3)	$1,405	$ 1,342
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.570%, 5/10/45(1)(3)	1,259	991
VCAT LLC
2020-NPL1, A1 144A 3.671%, 8/25/50(1)(3)	430	434
2021-NPL1, A2 144A 4.826%, 12/26/50(1)(3)	415	414
Vericrest Opportunity Loan Trust 2020-NPL2, A1A 144A 2.981%, 2/25/50(1)(3)	183	183
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(3)	980	980
Verus Securitization Trust 2019-INV1, A1 144A 3.402%, 12/25/59(1)(3)	291	294
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	408	410
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	665	704
		45,420

Total Mortgage-Backed Securities (Identified Cost $45,060)		45,420

Asset-Backed Securities—9.9%
Automobiles—3.9%
ACC Trust 2019-1, B 144A 4.470%, 10/20/22(1)	640	649
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(1)	930	954
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(1)	1,040	1,072
Exeter Automobile Receivables Trust 2019-1A, D 144A 4.130%, 12/16/24(1)	1,415	1,474
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	750	779
2020-3A, E 144A 4.310%, 7/15/27(1)	940	989
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	$ 284	$ 285
2018-3A, C 144A 4.180%, 7/15/24(1)	1,015	1,052
Hertz Vehicle Financing II LP 2018-1A, A 144A 3.290%, 2/25/24(1)	268	268
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)	660	671
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(1)	710	729
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(1)	670	684
USASF Receivables LLC
2020-1A, B 144A 3.220%, 5/15/24(1)	615	628
2020-1A, C 144A 5.940%, 8/15/24(1)	1,435	1,511
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	1,220	1,232
		12,977

Credit Card—0.4%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	820	829
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(1)	470	472
		1,301

Equipment—0.1%
NMEF Funding LLC 2019-A, A 144A 2.730%, 8/17/26(1)	314	316
Other—5.5%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	367	378
2019-A, C 144A 4.010%, 7/16/40(1)	915	967
2020-AA, D 144A 7.150%, 7/17/46(1)	815	845
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	935	954
BCC Funding Corp. XVI LLC 2019-1A, D 144A 3.940%, 7/20/27(1)	930	940
	Par Value	Value

Other—continued
BCC Funding XVII LLC 2020-1, D 144A 4.890%, 9/22/25(1)	$1,050	$ 1,051
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(1)	357	363
2020-1A, A 144A 2.981%, 11/15/35(1)	775	784
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(1)	840	849
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(1)	840	845
FREED ABS Trust
2019-1, B 144A 3.870%, 6/18/26(1)	336	339
2019-2, B 144A 3.190%, 11/18/26(1)	775	787
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,057	1,091
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	788	817
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	785	830
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	1,010	1,025
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(1)	340	342
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(1)	805	805
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(1)	1,290	1,308
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	994	1,016
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	835	850
Upstart Pass-Through Trust Series 2021-ST2, A 144A 2.500%, 4/20/27(1)	1,015	1,025
		18,211

Total Asset-Backed Securities (Identified Cost $31,968)		32,805

	Par Value	Value

Corporate Bonds and Notes—46.1%
Communication Services—5.3%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$705	$ 695
Altice France S.A. 144A 7.375%, 5/1/26(1)	330	343
Baidu, Inc. 3.425%, 4/7/30	490	513
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	790	839
Cars.com, Inc. 144A 6.375%, 11/1/28(1)	675	704
CCO Holdings LLC
144A 4.750%, 3/1/30(1)	960	995
144A 4.500%, 8/15/30(1)	585	596
Cinemark USA, Inc. 144A 5.875%, 3/15/26(1)	635	650
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)	15	15
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	87	90
144A 5.125%, 8/15/27(1)	250	251
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	450	486
CSC Holdings LLC 144A 5.750%, 1/15/30(1)	970	1,022
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	320	230
144A 6.625%, 8/15/27(1)(4)	620	322
DISH DBS Corp. 7.750%, 7/1/26	450	497
Frontier Communications Corp. 144A 6.750%, 5/1/29(1)	900	949
iHeartCommunications, Inc. 8.375%, 5/1/27	426	457
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	370	384
144A 4.750%, 10/15/27(1)	770	776
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(1)	513	505
Meredith Corp. 6.875%, 2/1/26	350	360
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Northwest Fiber LLC
144A 6.000%, 2/15/28(1)	$ 80	$ 80
144A 10.750%, 6/1/28(1)	340	384
Playtika Holding Corp. 144A 4.250%, 3/15/29(1)	540	532
Radiate Holdco LLC
144A 4.500%, 9/15/26(1)	140	142
144A 6.500%, 9/15/28(1)	485	512
Telesat Canada 144A 6.500%, 10/15/27(1)	1,235	1,237
T-Mobile USA, Inc.
2.625%, 4/15/26	85	87
3.375%, 4/15/29	120	121
3.500%, 4/15/31	360	363
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	485	525
Univision Communications, Inc.
144A 5.125%, 2/15/25(1)	760	769
144A 6.625%, 6/1/27(1)	190	203
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	955	954
		17,588

Consumer Discretionary—5.7%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	810	800
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(4)	935	970
Aramark Services, Inc. 144A 6.375%, 5/1/25(1)	485	514
Aston Martin Capital Holdings Ltd. 144A 10.500%, 11/30/25(1)	480	530
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(1)(6)	645	669
Block Financial LLC 3.875%, 8/15/30	740	764
Carnival Corp.
144A 11.500%, 4/1/23(1)	250	287
144A 7.625%, 3/1/26(1)	95	102
Carvana Co.
144A 5.625%, 10/1/25(1)	485	498
144A 5.875%, 10/1/28(1)	295	302
Clarios Global LP 144A 8.500%, 5/15/27(1)	445	479
	Par Value	Value

Consumer Discretionary—continued
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)	$545	$ 621
Crocs, Inc. 144A 4.250%, 3/15/29(1)	585	570
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	736	762
Ford Motor Credit Co. LLC
5.125%, 6/16/25	280	302
4.125%, 8/17/27	485	501
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	746	711
Golden Nugget, Inc. 144A 8.750%, 10/1/25(1)(4)	590	622
International Game Technology plc
144A 4.125%, 4/15/26(1)	200	206
144A 5.250%, 1/15/29(1)	200	209
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	600	610
M/I Homes, Inc. 4.950%, 2/1/28	800	828
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	665	672
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)	620	625
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	410	414
NCL Finance Ltd. 144A 6.125%, 3/15/28(1)	225	229
Nissan Motor Co. Ltd. 144A 4.810%, 9/17/30(1)	655	718
PulteGroup, Inc. 7.875%, 6/15/32	525	739
Royal Caribbean Cruises Ltd. 144A 9.125%, 6/15/23(1)	495	545
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)	570	611
144A 7.000%, 5/15/28(1)	175	187
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	745	736
Vista Outdoor, Inc. 144A 4.500%, 3/15/29(1)	650	643
Wynn Macau Ltd. 144A 5.625%, 8/26/28(1)	975	1,019
		18,995

	Par Value	Value

Consumer Staples—1.2%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	$760	$ 788
BAT Capital Corp. 4.906%, 4/2/30	630	719
Chobani LLC 144A 7.500%, 4/15/25(1)	785	817
Post Holdings, Inc. 144A 4.500%, 9/15/31(1)	615	608
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	165	168
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	605	628
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	285	294
		4,022

Energy—8.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	660	614
Antero Midstream Partners LP
144A 7.875%, 5/15/26(1)	430	463
144A 5.750%, 1/15/28(1)	740	740
Antero Resources Corp.
144A 8.375%, 7/15/26(1)	340	375
144A 7.625%, 2/1/29(1)	215	229
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	415	432
BP Capital Markets plc 4.875% (7)	865	927
Callon Petroleum Co. 6.125%, 10/1/24(4)	290	247
CGG SA PIK Interest Capitalization, 144A 5.000%, 2/21/24(1)(8)	6	6
Cheniere Energy Partners LP 5.625%, 10/1/26	332	347
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(1)	395	410
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	610	635
144A 5.875%, 2/1/29(1)	120	127
Citgo Holding, Inc. 144A 9.250%, 8/1/24(1)	250	248
CrownRock LP 144A 5.625%, 10/15/25(1)	670	684
CSI Compressco LP 144A 7.500%, 4/1/25(1)	740	751
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	190	205
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
144A 6.500%, 7/1/27(1)	$ 220	$ 239
144A 4.500%, 1/15/29(1)	185	180
144A 4.750%, 1/15/31(1)	185	180
Geopark Ltd. 144A 6.500%, 9/21/24(1)	395	408
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	480	484
144A 6.000%, 2/1/31(1)	480	487
HollyFrontier Corp. 5.875%, 4/1/26	900	1,020
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(1)	605	596
KazMunayGas National Co., JSC
144A 4.750%, 4/19/27(1)	780	889
144A 6.375%, 10/24/48(1)	470	600
Kinder Morgan, Inc. 7.750%, 1/15/32	805	1,131
Kosmos Energy Ltd. 144A 7.500%, 3/1/28(1)	800	758
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	650	672
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(9)	375	1
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	585	608
Occidental Petroleum Corp.
2.700%, 8/15/22	174	174
5.875%, 9/1/25	410	438
5.500%, 12/1/25	20	21
3.500%, 8/15/29	340	319
6.125%, 1/1/31	395	436
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(7)(9)	124	1
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	600	635
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	635	631
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	1,015	1,256
Petrobras Global Finance B.V. 5.600%, 1/3/31	410	432
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(5)	1,580	69
Petroleos Mexicanos
6.875%, 8/4/26	485	519
5.950%, 1/28/31	1,875	1,800
6.375%, 1/23/45	130	108
6.350%, 2/12/48	480	395
	Par Value	Value

Energy—continued
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	$ 765	$ 818
Plains All American Pipeline LP 3.800%, 9/15/30	870	886
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)	890	852
Sunoco LP 144A 4.500%, 5/15/29(1)	985	981
Transocean, Inc. 144A 11.500%, 1/30/27(1)	31	27
USA Compression Partners LP 6.875%, 4/1/26	400	410
WPX Energy, Inc. 4.500%, 1/15/30	699	753
		27,654

Financials—8.1%
Acrisure LLC 144A 7.000%, 11/15/25(1)	780	805
AerCap Ireland Capital DAC 3.650%, 7/21/27	555	582
Allstate Corp. (The) Series B 5.750%, 8/15/53	845	894
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	990	1,025
Athene Global Funding 144A 2.450%, 8/20/27(1)	1,215	1,229
Banco de Bogota S.A. 144A 6.250%, 5/12/26(1)	330	370
Bank of New York Mellon Corp. (The) Series G 4.700% (7)	795	861
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	890	916
Brighthouse Financial, Inc. 5.625%, 5/15/30	663	777
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	785	850
Charles Schwab Corp. (The) Series H 4.000% (7)	1,035	1,017
Citadel LP 144A 4.875%, 1/15/27(1)	605	642
Citigroup, Inc. Series W 4.000% (7)	625	631
Corporate Office Properties LP 2.750%, 4/15/31	710	687
Discover Bank 4.682%, 8/9/28	865	923
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	395	386
	Par Value	Value

Financials—continued
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	$ 970	$ 995
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	845	940
ICAHN Enterprises LP
6.250%, 5/15/26	765	801
144A 4.375%, 2/1/29(1)	85	83
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)	740	762
Itau Unibanco Holding SA 144A 3.875%, 4/15/31(1)	775	752
JPMorgan Chase & Co. 2.956%, 5/13/31	775	789
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	355	350
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.264%, 4/20/67(3)	870	717
MetLife, Inc. Series G 3.850% (7)	875	903
NMI Holdings, Inc. 144A 7.375%, 6/1/25(1)	300	346
OneMain Finance Corp. 7.125%, 3/15/26	670	773
Prospect Capital Corp. 3.706%, 1/22/26	975	963
Prudential Financial, Inc.
5.875%, 9/15/42	485	512
5.625%, 6/15/43	450	482
Santander Holdings USA, Inc. 4.400%, 7/13/27	700	779
SVB Financial Group 4.100% (7)	885	887
Synovus Financial Corp. 5.900%, 2/7/29	437	472
Voya Financial, Inc. 5.650%, 5/15/53	615	658
Wells Fargo & Co. 3.900% (7)	1,295	1,308
		26,867

Health Care—3.1%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	104	107
Akumin, Inc. 144A 7.000%, 11/1/25(1)	655	697
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	315	349
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(1)	455	494
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
Charles River Laboratories International, Inc.
144A 3.750%, 3/15/29(1)	$215	$ 215
144A 4.000%, 3/15/31(1)(4)	200	203
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	700	727
Community Health Systems, Inc.
144A 6.625%, 2/15/25(1)	375	396
144A 6.875%, 4/15/29(1)	65	68
144A 4.750%, 2/15/31(1)	640	625
DaVita, Inc. 144A 4.625%, 6/1/30(1)	550	560
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)	320	323
Illumina, Inc. 2.550%, 3/23/31	460	456
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	320	340
144A 4.375%, 2/15/27(1)	305	299
LifePoint Health, Inc. 144A 5.375%, 1/15/29(1)	225	222
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)	222	239
144A 7.250%, 2/1/28(1)	66	72
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	335	355
Select Medical Corp. 144A 6.250%, 8/15/26(1)	520	553
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	670	685
144A 10.000%, 4/15/27(1)	290	320
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	505	445
Tenet Healthcare Corp.
144A 5.125%, 11/1/27(1)	735	769
144A 7.500%, 4/1/25(1)	65	70
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	850	813
		10,402

	Par Value	Value

Industrials—4.4%
Alaska Airlines Pass-Through Trust 144A 4.800%, 8/15/27(1)	$ 870	$ 952
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)	465	457
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	1,035	1,280
144A 5.500%, 4/20/26(1)	95	99
144A 5.750%, 4/20/29(1)	45	48
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	870	907
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	705	726
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	597	624
Boeing Co. (The)
5.150%, 5/1/30	550	633
3.750%, 2/1/50	450	431
5.930%, 5/1/60	220	282
Bombardier, Inc. 144A 8.750%, 12/1/21(1)	435	456
BWX Technologies, Inc. 144A 4.125%, 4/15/29(1)	325	329
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(1)	655	642
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	780	763
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(1)	785	825
Delta Air Lines, Inc. 3.750%, 10/28/29	631	615
Dycom Industries, Inc. 144A 4.500%, 4/15/29(1)	380	381
Fortress Transportation & Infrastructure Investors LLC
144A 6.500%, 10/1/25(1)	60	63
144A 9.750%, 8/1/27(1)	105	120
Spirit AeroSystems, Inc. 3.950%, 6/15/23	520	515
Stanley Black & Decker, Inc. 4.000%, 3/15/60	841	890
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	638	663
TransDigm, Inc.
144A 6.250%, 3/15/26(1)	290	307
5.500%, 11/15/27	640	663
	Par Value	Value

Industrials—continued
Uber Technologies, Inc. 144A 7.500%, 5/15/25(1)	$ 835	$ 901
		14,572

Information Technology—2.9%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	493	525
Broadcom, Inc. 144A 2.450%, 2/15/31(1)	648	612
Dell International LLC 144A 8.100%, 7/15/36(1)	295	432
J2 Global, Inc. 144A 4.625%, 10/15/30(1)	955	964
NCR Corp. 144A 5.125%, 4/15/29(1)	565	569
Plantronics, Inc. 144A 4.750%, 3/1/29(1)	610	599
Rocket Software, Inc. 144A 6.500%, 2/15/29(1)	590	595
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	995	1,029
SK Hynix, Inc. 144A 2.375%, 1/19/31(1)	1,220	1,154
Veritas US, Inc. 144A 7.500%, 9/1/25(1)	540	561
Viasat, Inc. 144A 5.625%, 9/15/25(1)	830	844
Vontier Corp. 144A 2.950%, 4/1/31(1)	845	824
Xerox Holdings Corp. 144A 5.500%, 8/15/28(1)	700	725
		9,433

Materials—3.2%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(10)	1,160	1,218
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	595	626
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	740	805
Commercial Metals Co. 3.875%, 2/15/31	605	594
Freeport-McMoRan, Inc. 5.450%, 3/15/43	625	752
Hecla Mining Co. 7.250%, 2/15/28	560	601
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)	335	339
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	700	746
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Materials—continued
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(1)	$985	$ 958
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	480	480
Resolute Forest Products, Inc. 144A 4.875%, 3/1/26(1)(4)	405	406
Syngenta Finance N.V. 144A 4.441%, 4/24/23(1)	315	330
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	320	326
Teck Resources Ltd. 6.125%, 10/1/35	510	625
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	730	777
144A 6.625%, 11/1/25(1)	446	454
Trinseo Materials Operating SCA 144A 5.125%, 4/1/29(1)	165	170
United States Steel Corp. 6.875%, 3/1/29	400	409
		10,616

Real Estate—2.2%
American Assets Trust LP 3.375%, 2/1/31	995	978
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(1)	770	814
GLP Capital LP
5.750%, 6/1/28	229	264
5.300%, 1/15/29	336	377
iStar, Inc. 4.250%, 8/1/25	770	775
MPT Operating Partnership LP
5.000%, 10/15/27	302	318
3.500%, 3/15/31	640	628
Office Properties Income Trust 4.500%, 2/1/25	900	947
Retail Properties of America, Inc. 4.750%, 9/15/30	840	889
Service Properties Trust
7.500%, 9/15/25	110	125
4.950%, 2/15/27	900	890
Uniti Group LP 144A 7.875%, 2/15/25(1)	345	373
		7,378

	Par Value	Value

Utilities—1.7%
CMS Energy Corp. 4.750%, 6/1/50	$860	$ 929
DPL, Inc. 4.350%, 4/15/29	733	787
Edison International 4.125%, 3/15/28	855	917
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	750	773
Ferrellgas Escrow LLC
144A 5.375%, 4/1/26(1)	150	149
144A 5.875%, 4/1/29(1)	170	168
Ferrellgas Partners LP 8.625%, 6/15/20(5)	135	99
National Fuel Gas Co. 2.950%, 3/1/31	480	462
PG&E Corp. 5.250%, 7/1/30	495	525
Talen Energy Supply LLC
144A 7.250%, 5/15/27(1)	145	148
144A 6.625%, 1/15/28(1)	560	559
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(9)	375	—
		5,516

Total Corporate Bonds and Notes (Identified Cost $149,232)		153,043

Leveraged Loans(3)—19.1%
Aerospace—0.7%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.500%, 1/18/27	644	642
Amentum Government Services Holdings LLC Tranche 2, First Lien (3 month LIBOR + 4.750%) 5.500%, 1/29/27	535	536
American Airlines, Inc. (3 month LIBOR + 4.750%) 0.000%, 4/20/28(11)	120	123
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	695	738
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.359%, 5/30/25	213	209
	Par Value	Value

Aerospace—continued
Tranche F (1 month LIBOR + 2.250%) 2.359%, 12/9/25	$139	$ 136
		2,384

Chemicals—0.3%
Aruba Investments Holdings LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 11/24/27	455	454
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27	145	145
Innophos Holdings, Inc. (1 month LIBOR + 3.500%) 3.609%, 2/5/27	396	394
		993

Consumer Durables—0.1%
Resideo Funding, Inc. Tranche B (3 month LIBOR + 2.250%) 2.750%, 2/11/28	400	399
Consumer Non-Durables—1.0%
American Greetings Corp. (1 month LIBOR + 4.500%) 5.500%, 4/6/24	373	372
Diamond (BC) B.V. (1 month LIBOR + 3.000%) 3.109%, 9/6/24	806	801
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.109%, 6/30/24	848	839
Rodan & Fields LLC (1 month LIBOR + 4.000%) 4.106%, 6/16/25	695	587
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 8/12/24	726	717
		3,316

Energy—0.5%
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24	322	322
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Fieldwood Energy LLC First Lien (3 month PRIME + 4.250%) 7.500%, 4/11/22(12)	$880	$ 334
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27	481	483
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24	620	615
		1,754

Financial—1.1%
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.359%, 1/31/28	360	366
Tranche B-9 (1 month LIBOR + 3.250%) 3.359%, 7/31/27	350	347
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27	339	339
Citadel Securities LP 2021 (3 month LIBOR + 2.500%) 2.615%, 2/2/28	585	578
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27	382	382
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.854%, 6/28/23	511	509
RealPage, Inc. First Lien (3 month LIBOR + 3.750%) 0.000%, 2/18/28(11)	480	478
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.859%, 9/3/26	769	764
		3,763

Food / Tobacco—0.8%
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27	55	55
	Par Value	Value

Food / Tobacco—continued
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/20/27	$338	$ 338
City Brewing Co. LLC First Lien (3 month LIBOR + 3.500%) 0.000%, 10/1/26(11)	125	124
Dole Food Co., Inc. Tranche B (3 month LIBOR + 2.750%) 3.754%, 4/6/24	456	456
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.796%, 5/23/25	343	339
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	280	280
Shearer’s Foods LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 9/23/27	673	671
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 0.000%, 3/31/28(11)	340	338
		2,601

Forest Prod / Containers—0.8%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 0.000%, 12/7/23(11)	279	246
BWay Holding Co. (3 month LIBOR + 3.250%) 3.443%, 4/3/24	315	308
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 0.000%, 2/12/26(11)	835	832
Schweitzer-Mauduit International, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 1/27/28(11)	490	488
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25	483	459
TricorBraun, Inc.
(6 month LIBOR + 3.250%) 3.750%, 3/3/28	361	357
	Par Value	Value

Forest Prod / Containers—continued
(6 month LIBOR + 3.250%) 0.608%, 3/3/28(13)	$ 78	$ 77
(6 month LIBOR + 3.250%) 0.608%, 3/3/28	3	3
		2,770

Gaming / Leisure—1.1%
Carnival Corp. (1 month LIBOR + 7.500%) 8.500%, 6/30/25	144	148
CCM Merger, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 11/4/25	373	374
ECL Entertainment LLC (3 month LIBOR + 8.000%) 0.000%, 3/31/28(11)	100	99
Enterprise Development Authority Tranche B (3 month LIBOR + 4.250%) 0.000%, 2/18/28(11)	140	140
Everi Payments, Inc.
(1 month LIBOR + 10.500%) 11.500%, 5/9/24	45	47
Tranche B (1 month LIBOR + 2.750%) 3.500%, 5/9/24	255	253
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/6/23	45	51
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	871	836
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.609%, 2/12/27	642	619
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.859%, 8/14/24	330	323
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 3.000%) 3.750%, 4/29/26	619	616
		3,506

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare—4.2%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.611%, 10/31/25	$396	$393
AHP Health Partners, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 4.750%, 6/30/25	483	483
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27	354	353
AthenaHealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.453%, 2/11/26	220	220
Azalea TopCo, Inc. (3 month LIBOR + 4.000%) 4.750%, 7/24/26	673	674
Cano Health LLC
(3 month LIBOR + 4.750%) 5.500%, 11/19/27	519	519
(3 month LIBOR + 4.750%) 4.750%, 11/19/27(13)	190	190
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23	554	552
CPI Holdco LLC Tranche B-1, First Lien (1 month LIBOR + 4.000%) 4.109%, 11/4/26	45	45
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.859%, 10/10/25	284	244
eResearch Technology, Inc. First Lien (3 month LIBOR + 4.500%) 0.000%, 2/4/27(11)	95	95
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.865%, 11/17/25	563	561
Milano Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27	633	630
National Mentor Holdings, Inc.
First Lien (3 month LIBOR + 1.000%) 1.000%, 3/1/28(13)	46	46
	Par Value	Value

Healthcare—continued
First Lien (3 month LIBOR + 3.750%) 4.500%, 3/1/28	$ 420	$ 417
Tranche C, First Lien (3 month LIBOR + 0.000%) 0.750%, 3/1/28	14	14
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.250%, 11/27/22	1,232	1,223
Ortho-Clinical Diagnostics, Inc. (3 month LIBOR + 3.250%) 3.359%, 6/30/25	196	196
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 4.500%, 11/30/27	415	414
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.859%, 2/14/25	598	587
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 4.250%, 2/14/25	418	417
Phoenix Guarantor, Inc.
Tranche B (1 month LIBOR + 3.750%) 4.250%, 3/5/26	309	306
Tranche B-1 (1 month LIBOR + 3.250%) 3.361%, 3/5/26	737	728
Pluto Acquisition I, Inc. 2020, First Lien (1 month LIBOR + 5.000%) 5.500%, 6/22/26	419	419
Precision Medicine Group LLC
(3 month LIBOR + 1.000%) 1.000%, 11/18/27(13)	77	76
(3 month LIBOR + 3.000%) 3.750%, 11/18/27	717	711
Southern Veterinary Partners LLC
(3 month LIBOR + 4.000%) 4.000%, 10/1/27(13)	88	89
First Lien (3 month LIBOR + 4.000%) 5.000%, 10/5/27	639	640
	Par Value	Value

Healthcare—continued
Sterigenics-Nordion Holdings LLC (3 month LIBOR + 2.750%) 3.250%, 12/13/26	$ 285	$ 284
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 0.000%, 10/1/26(11)	285	284
Surgery Center Holdings, Inc. 2020 (1 month LIBOR + 8.000%) 9.000%, 9/30/24	74	76
TTF Holdings LLC (3 month LIBOR + 4.250%) 0.000%, 3/31/28(11)	195	194
Verscend Holding Corp. Tranche B (3 month LIBOR + 4.250%) 0.000%, 8/27/25(11)	160	160
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.859%, 7/2/25	1,139	1,103
Waystar Technologies, Inc. 2021 (1 month LIBOR + 4.000%) 4.109%, 10/22/26	471	471
		13,814

Housing—0.1%
Hillman Group, Inc. (The)
(3 month LIBOR + 2.750%) 0.000%, 2/24/28(11)(13)	38	38
(3 month LIBOR + 2.750%) 0.000%, 2/24/28(11)	34	34
Tranche B-1 (3 month LIBOR + 2.750%) 0.000%, 2/24/28(11)	356	353
		425

Information Technology—2.6%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25	370	372
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.360%, 10/9/26	466	462
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 2/12/25	577	576
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Boxer Parent Co., Inc. 2021 (1 month LIBOR + 3.750%) 0.000%, 10/2/25	$544	$542
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27	816	813
Greeneden US Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27	500	500
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24	811	810
Infinite Bidco LLC
First Lien (3 month LIBOR + 3.750%) 4.250%, 3/2/28	595	590
Second Lien (3 month LIBOR + 7.000%) 7.500%, 2/24/29	225	225
Ion Trading Finance Ltd. (3 month LIBOR + 4.750%) 0.000%, 3/26/28(11)	115	115
Masergy Holdings, Inc. 2017, First Lien (3 month LIBOR + 3.250%) 4.250%, 12/15/23	612	609
Project Ruby Ultimate Parent Corp. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28	375	373
Sophia LP (3 month LIBOR + 3.750%) 3.953%, 10/7/27	858	857
Turing Midco LLC (1 month LIBOR + 3.250%) 3.750%, 3/17/28	180	179
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26	861	861
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	25	26
	Par Value	Value

Information Technology—continued
Ultra Clean Holdings, Inc. (3 month LIBOR + 3.750%) 0.000%, 2/24/28(11)	$240	$ 240
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.869%, 3/2/27	342	339
Virtusa Corp. (1 month LIBOR + 4.250%) 5.000%, 2/11/28	95	95
		8,584

Manufacturing—1.4%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27	519	517
Backyard Acquireco, Inc. (3 month LIBOR + 4.000%) 4.750%, 11/2/27	923	924
CIRCOR International, Inc. (3 month LIBOR + 3.250%) 0.000%, 12/11/24(11)	625	618
Filtration Group Corp.
(1 month LIBOR + 3.000%) 3.109%, 3/31/25	515	508
Tranche A (1 month LIBOR + 3.750%) 4.500%, 3/29/25	343	343
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.750%) 3.500%, 3/31/27	603	601
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	587	580
Truck Hero, Inc. (1 month LIBOR + 3.750%) 4.500%, 1/29/28	245	244
US Farathane LLC Tranche B-5 (3 month LIBOR + 4.250%) 5.250%, 12/23/24	359	357
		4,692

Media / Telecom - Broadcasting—0.1%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.360%, 8/24/26	276	188
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.1%
Intelsat Jackson Holdings S.A. Tranche B-5 (6 month LIBOR + 8.625%) 8.625%, 1/2/24(12)	$318	$324
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26	116	116
		440

Media / Telecom - Diversified Media—0.2%
Newco Financing Partnership Tranche AV1 (1 month LIBOR + 3.500%) 3.606%, 1/31/29	400	399
UPC Financing Partnership Tranche AV (1 month LIBOR + 3.500%) 3.606%, 1/31/29	400	399
		798

Media / Telecom - Telecommunications—0.2%
Consolidated Communications, Inc. (1 month LIBOR + 4.750%) 5.750%, 10/2/27	268	268
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24	449	414
		682

Retail—0.8%
CNT Holdings I Corp. First Lien (6 month LIBOR + 3.750%) 4.500%, 11/8/27	495	494
Gloves Buyer, Inc. First Lien (1 month LIBOR + 4.000%) 4.750%, 1/20/28	480	479
Great Outdoors Group LLC Tranche B-1 (3 month LIBOR + 4.250%) 0.000%, 3/5/28(11)	500	500
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Retail—continued
Michaels Stores, Inc. 2020, Tranche B (1 month LIBOR + 3.500%) 4.250%, 10/1/27	$251	$ 250
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/4/28	420	418
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/12/28	440	439
		2,580

Service—2.3%
Acuris Finance US, Inc. (3 month LIBOR + 4.000%) 4.500%, 2/16/28	140	139
Cardtronics USA, Inc. (1 month LIBOR + 4.000%) 5.000%, 6/29/27	501	500
Carlisle Food Service Products, Inc. First Lien (3 month LIBOR + 3.000%) 4.000%, 3/20/25	486	469
DG Investment Intermediate Holdings 2, Inc.
First Lien (3 month LIBOR + 3.750%) 0.000%, 12/23/24(11)(13)	39	39
First Lien (3 month LIBOR + 3.750%) 0.000%, 3/31/28(11)	302	300
First Lien (3 month LIBOR + 3.750%) 0.000%, 3/31/28(11)	24	24
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.359%, 2/6/26	594	590
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/16/27	344	343
	Par Value	Value

Service—continued
Ensemble RCM LLC (3 month LIBOR + 3.750%) 3.962%, 8/3/26	$145	$ 144
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26	840	853
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24	629	616
NAB Holdings LLC 2018 (3 month LIBOR + 3.000%) 4.000%, 7/1/24	647	644
Peraton Corp.
(3 month LIBOR + 3.750%) 0.000%, 2/1/28(11)	428	427
Tranche B, First Lien (3 month LIBOR + 3.750%) 4.500%, 2/1/28	243	243
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.500%, 1/3/25	468	467
Pike Corp. 2028 (3 month LIBOR + 3.000%) 3.130%, 1/21/28	641	638
PODS LLC (3 month LIBOR + 3.000%) 0.000%, 3/31/28(11)	265	264
TKC Holdings, Inc. First Lien (6 month LIBOR + 3.750%) 4.750%, 2/1/23	318	310
Weld North Education LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/15/27	653	652
		7,662

Transportation - Automotive—0.4%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 3.359%, 4/30/26	334	330
	Par Value	Value

Transportation - Automotive—continued
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	$866	$ 835
PAI Holdco, Inc. Tranche B (3 month LIBOR + 4.000%) 5.000%, 10/28/27	135	135
		1,300

Utility—0.3%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25	690	683
PG&E Corp. Tranche B (3 month LIBOR + 3.000%) 3.500%, 6/23/25	149	149
		832

Total Leveraged Loans (Identified Cost $63,633)		63,483

	Shares
Preferred Stocks—1.9%
Financials—1.6%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	525 (14)	537
Discover Financial Services Series D, 6.125%	360 (14)	400
Fifth Third Bancorp Series L, 4.500%	755 (14)	802
KeyCorp Series D, 5.000%	755 (14)	827
MetLife, Inc. Series D, 5.875%	478 (14)	529
Truist Financial Corp. Series Q, 5.100%	880 (14)	959
Zions Bancorp NA, 6.950%	38,525	1,075
		5,129

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Shares	Value

Industrials—0.3%
General Electric Co. Series D, 3.514%(3)	1,055 (14)	$ 997
Total Preferred Stocks (Identified Cost $5,691)		6,126

Common Stocks—0.1%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc. Class A(15)	11,677	21
Consumer Discretionary—0.1%
Mark IV Industries	446	1
MYT Holding LLC Class B(15)	42,729	222
		223

Energy—0.0%
Frontera Energy Corp.	6,656	34
Financials—0.0%
Neiman Marcus Group, Inc.(15)	836	58
Total Common Stocks (Identified Cost $482)		336

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(9)(15)	6,252	7
Total Rights (Identified Cost $5)		7

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(9)	4,966	61
Total Warrant (Identified Cost $86)		61

Total Long-Term Investments—98.2% (Identified Cost $322,722)		325,892

	Shares	Value

Securities Lending Collateral—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(16)(17)	2,881,793	$ 2,882
Total Securities Lending Collateral (Identified Cost $2,882)		2,882

TOTAL INVESTMENTS—99.1% (Identified Cost $325,604)		$328,774
Other assets and liabilities, net—0.9%		2,890
NET ASSETS—100.0%		$331,664

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $186,918 or 56.4% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Variable rate security. Rate disclosed is as of March 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	The first payment of cash and/or principal will be made on 10/1/21.
(7)	No contractual maturity date.
(8)	37% of the income received was in cash and 63% was in PIK.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	100% of the income received was in cash.
(11)	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.
(13)	Represents unfunded portion of security and commitment fee earned on this portion.
(14)	Value shown as par value.
(15)	Non-income producing.
(16)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(17)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	81%
Canada	2
Indonesia	2
Mexico	2
Luxembourg	1
Netherlands	1
Saudi Arabia	1
Other	10
Total	100%
† % of total investments as of March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 32,805	$ —	$ 32,805	$—
Corporate Bonds and Notes	153,043	—	153,041	2 (1)
Foreign Government Securities	24,189	—	24,189	—
Leveraged Loans	63,483	—	63,483	—
Mortgage-Backed Securities	45,420	—	45,420	—
Municipal Bonds	422	—	422	—
Equity Securities:
Preferred Stocks	6,126	—	6,126	—
Common Stocks	336	55	281	—
Rights	7	—	—	7
Warrant	61	—	—	61
Securities Lending Collateral	2,882	2,882	—	—
Total Investments	$328,774	$2,937	$325,767	$70

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $8 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2021.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—4.6%
Communication Services—0.8%
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)	$ 130	$ 131
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	445	320
iHeartCommunications, Inc.
6.375%, 5/1/26	258	273
8.375%, 5/1/27	467	501
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	56
Radiate Holdco LLC 144A 4.500%, 9/15/26(1)	280	283
		1,564

Consumer Discretionary—0.5%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	95	101
Carnival Corp. 144A 11.500%, 4/1/23(1)	230	263
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(1)	70	74
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	180	182
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	300	307
Tenneco, Inc. 5.375%, 12/15/24	205	206
		1,133

Consumer Staples—0.4%
Dole Food Co., Inc. 144A 7.250%, 6/15/25(1)	855	878
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(1)	5	5
		883

Financials—0.5%
Acrisure LLC 144A 4.250%, 2/15/29(1)	240	236
ICAHN Enterprises LP 4.750%, 9/15/24	550	571
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	222
		1,029

Health Care—1.2%
Community Health Systems, Inc. 144A 6.625%, 2/15/25(1)	430	454
	Par Value	Value

Health Care—continued
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	$ 10	$ 11
144A 4.375%, 2/15/27(1)	260	255
One Call Corp. PIK Interest Capitalization 144A 8.750%, 7/1/24(1)(2)	1,740	1,788
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(1)	55	59
		2,567

Industrials—0.4%
American Airlines, Inc.
144A 5.500%, 4/20/26(1)	135	140
144A 5.750%, 4/20/29(1)	50	53
Spirit AeroSystems, Inc. 3.950%, 6/15/23	230	228
TransDigm, Inc. 144A 8.000%, 12/15/25(1)	435	474
		895

Materials—0.4%
Ardagh Packaging Finance plc
144A 4.125%, 8/15/26(1)	590	605
144A 5.250%, 8/15/27(1)	200	204
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	95	103
		912

Real Estate—0.4%
iStar, Inc. 4.250%, 8/1/25	875	881
Utilities—0.0%
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(3)	9,165	—
Total Corporate Bonds and Notes (Identified Cost $9,575)		9,864

Leveraged Loans(4)—99.0%
Aerospace—3.5%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.500%, 1/18/27	832	830
Amentum Government Services Holdings LLC Tranche 2, First Lien (3 month LIBOR + 4.750%) 5.500%, 1/29/27	1,005	1,006
American Airlines, Inc.
(3 month LIBOR + 4.750%) 0.000%, 4/20/28(5)	390	399
	Par Value	Value

Aerospace—continued
2017, Tranche B (1 month LIBOR + 2.000%) 2.106%, 12/14/23	$ 800	$ 764
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 3.860%, 12/6/25	650	649
Kestrel Bidco, Inc. (4 month LIBOR + 3.000%) 4.000%, 12/11/26	833	807
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	1,075	1,141
TransDigm, Inc. Tranche F (1 month LIBOR + 2.250%) 2.359%, 12/9/25	1,776	1,738
		7,334

Chemicals—4.6%
Aruba Investments Holdings LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 11/24/27	545	544
Ascend Performance Materials Operations LLC 2021 (3 month LIBOR + 4.750%) 5.500%, 8/27/26	458	464
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27	235	235
Element Solutions, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.109%, 2/2/26	992	986
Gemini HDPE LLC 2027 (3 month LIBOR + 3.000%) 3.500%, 12/31/27	480	477
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 2.111%, 10/20/24	816	812
Hexion, Inc. Tranche B (3 month LIBOR + 3.500%) 3.740%, 7/1/26	694	694
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.109%, 4/1/24	2,106	2,080
Ineos U.S. Petrochem LLC 2026, Tranche B (3 month LIBOR + 2.750%) 3.250%, 1/29/26	640	638
Innophos Holdings, Inc. (1 month LIBOR + 3.500%) 3.609%, 2/5/27	861	858
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 2.860%, 10/1/25	$1,269	$ 1,248
Trinseo Materials Operating SCA Tranche B-2, First Lien (3 month LIBOR + 2.500%) 0.000%, 3/17/28(5)	625	618
		9,654

Consumer Durables—1.5%
CP Atlas Buyer, Inc. Tranche B (3 month LIBOR + 3.750%) 4.250%, 11/23/27	335	333
Plantronics, Inc. Tranche B (1 month LIBOR + 2.500%) 2.650%, 7/2/25	696	686
Resideo Funding, Inc. Tranche B (3 month LIBOR + 2.250%) 2.750%, 2/11/28	250	249
Serta Simmons Bedding LLC First Lien (3 month LIBOR + 3.500%) 4.500%, 11/8/23	1,645	1,071
Zodiac Pool Solutions LLC Tranche B1 (1 month LIBOR + 2.000%) 2.109%, 7/2/25	837	829
		3,168

Consumer Non-Durables—3.0%
Diamond (BC) B.V. (1 month LIBOR + 3.000%) 3.109%, 9/6/24	1,391	1,383
Isagenix International LLC (3 month LIBOR + 5.750%) 6.750%, 6/16/25	830	617
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 4.250%,	1,252	1,233
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.109%, 6/30/24	1,172	1,159
Rodan & Fields LLC (1 month LIBOR + 4.000%) 4.106%, 6/16/25	819	692
	Par Value	Value

Consumer Non-Durables—continued
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 8/12/24	$1,182	$ 1,167
		6,251

Energy—1.6%
CITGO Holding, Inc. (3 month LIBOR + 7.000%) 8.000%, 8/1/23	310	298
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24	673	674
Fieldwood Energy LLC First Lien (3 month PRIME + 4.250%) 7.500%, 4/11/22(6)	733	279
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27	835	837
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 4.250%, 10/30/24	630	623
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(3)(7)	11	—
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24	601	595
		3,306

Financial—3.5%
Acrisure LLC 2020, Tranche B (3 month LIBOR + 3.500%) 3.703%, 2/15/27	1,255	1,239
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.359%, 1/31/28	425	433
Tranche B-8 (1 month LIBOR + 3.250%) 3.359%, 12/23/26	941	935
Tranche B-9 (1 month LIBOR + 3.250%) 3.359%, 7/31/27	495	491
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.109%, 6/16/25	719	708
	Par Value	Value

Financial—continued
Citadel Securities LP 2021 (3 month LIBOR + 2.500%) 2.615%, 2/2/28	$1,505	$ 1,487
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27	1,197	1,196
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.854%, 6/28/23	337	336
RealPage, Inc. First Lien (3 month LIBOR + 3.750%) 0.000%, 2/18/28(5)	565	562
		7,387

Food / Tobacco—5.6%
Aramark Services, Inc. Tranche B-2 (1 month LIBOR + 1.750%) 1.859%, 3/28/24	850	846
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27	618	618
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 2.859%, 3/31/25	765	754
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/20/27	1,070	1,068
City Brewing Co. LLC First Lien (3 month LIBOR + 3.500%) 0.000%, 10/1/26(5)	240	239
Dole Food Co., Inc. Tranche B (3 month LIBOR + 2.750%) 3.754%, 4/6/24	447	446
Froneri US, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.359%, 1/29/27	938	924
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.796%, 5/23/25	1,588	1,571
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 3.000%) 3.000%, 8/3/25	829	824
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	1,110	1,109
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Shearer’s Foods LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 9/23/27	$1,605	$ 1,601
Sigma Bidco B.V. Tranche B-2 (3 month LIBOR + 3.000%) 3.260%, 7/2/25	1,360	1,340
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 0.000%, 3/31/28(5)	475	473
		11,813

Forest Prod / Containers—6.6%
Anchor Glass Container Corp.
(3 month LIBOR + 5.000%) 6.000%, 12/7/23	387	344
2017 (3 month LIBOR + 2.750%) 3.750%, 12/7/23	965	850
Second Lien (3 month LIBOR + 7.750%) 8.750%, 12/7/24	269	135
Berlin Packaging LLC First Lien (1 month LIBOR + 3.000%) 3.120%, 11/7/25	1,050	1,030
Berry Global, Inc. Tranche Z (3 month LIBOR + 1.750%) 1.898%, 7/1/26	1,554	1,540
BWay Holding Co. (3 month LIBOR + 3.250%) 3.443%, 4/3/24	1,261	1,233
Fort Dearborn Holding Co., Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 10/19/23	1,298	1,294
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 0.000%, 2/12/26(5)	1,415	1,410
Reynolds Group Holdings, Inc.
(3 month LIBOR + 2.750%) 2.859%, 2/6/23	583	580
Tranche B-2 (1 month LIBOR + 3.250%) 3.359%, 2/5/26	1,631	1,611
	Par Value	Value

Forest Prod / Containers—continued
Schweitzer-Mauduit International, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 1/27/28(5)	$1,000	$ 996
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25	1,148	1,090
TricorBraun, Inc.
(4 month LIBOR + 0.500%) 0.500%, 3/3/28(8)	156	144
(6 month LIBOR + 3.250%) 3.750%, 3/3/28	720	712
(6 month LIBOR + 3.250%) 3.750%, 3/3/28	5	16
Trident TPI Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 4.000%, 10/17/24	1,045	1,033
		14,018

Gaming / Leisure—6.0%
Aristocrat Technologies, Inc.
(3 month LIBOR + 3.750%) 4.750%, 10/19/24	119	119
Tranche B-3 (3 month LIBOR + 1.750%) 1.973%, 10/19/24	1,075	1,068
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 2.331%, 9/15/23	841	839
Caesars Resort Collection LLC Tranche B-1 (1 month LIBOR + 4.500%) 4.609%, 7/21/25	851	852
Carnival Corp. (1 month LIBOR + 7.500%) 8.500%, 6/30/25	159	164
CCM Merger, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 11/4/25	458	459
CityCenter Holdings LLC (3 month LIBOR + 2.250%) 3.000%, 4/18/24	1,086	1,071
ECL Entertainment LLC (3 month LIBOR + 8.000%) 0.000%, 3/31/28(5)	175	173
	Par Value	Value

Gaming / Leisure—continued
Enterprise Development Authority Tranche B (3 month LIBOR + 4.250%) 0.000%, 2/18/28(5)	$ 195	$ 195
Everi Payments, Inc. Tranche B (1 month LIBOR + 2.750%) 3.500%, 5/9/24	1,220	1,212
Golden Nugget, Inc. First Lien (2 month LIBOR + 2.500%) 3.250%, 10/4/23	1,309	1,287
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/6/23	30	34
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	1,117	1,071
Playtika Holding Corp. Tranche B-1 (3 month LIBOR + 2.750%) 0.000%, 3/5/28(5)	420	417
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.609%, 2/12/27	889	857
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.859%, 8/14/24	1,226	1,202
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	572	562
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 3.000%) 3.750%, 4/29/26	1,189	1,183
		12,765

Healthcare—15.3%
Agiliti Health, Inc. (3 month LIBOR + 2.750%) 3.500%, 1/5/26	469	463
AHP Health Partners, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 4.750%, 6/30/25	1,183	1,183
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27	439	438
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare—continued
AthenaHealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.453%, 2/11/26	$ 285	$ 285
Azalea TopCo, Inc.
(3 month LIBOR + 4.000%) 4.750%, 7/24/26	170	170
First Lien (3 month LIBOR + 3.500%) 3.712%, 7/27/26	606	600
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.859%, 11/27/25	439	436
(1 month LIBOR + 3.000%) 3.109%, 6/2/25	1,290	1,285
Cano Health LLC
(3 month LIBOR + 4.750%) 5.500%, 11/19/27	643	643
(3 month LIBOR + 4.750%) 4.750%, 11/19/27(8)	235	235
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23	930	926
Concordia International Corp. (1 month LIBOR + 5.500%) 6.500%, 9/6/24	712	711
CPI Holdco LLC Tranche B-1, First Lien (1 month LIBOR + 4.000%) 4.109%, 11/4/26	485	485
Endo Luxembourg Finance Co. S.a.r.l. Tranche B (3 month LIBOR + 5.000%) 5.750%, 4/29/24	853	843
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.859%, 10/10/25	1,186	1,021
eResearch Technology, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 2/4/27	938	938
Gentiva Health Services, Inc. Tranche B-1 (1 month LIBOR + 2.750%) 2.875%, 7/2/25	556	552
HAH Group Holding Co. LLC
First Lien (3 month LIBOR + 0.000%) 5.000%, 10/22/27(8)	124	124
	Par Value	Value

Healthcare—continued
First Lien (3 month LIBOR + 5.000%) 6.000%, 10/22/27	$ 981	$ 984
Heartland Dental LLC (1 month LIBOR + 3.500%) 3.609%, 4/30/25	769	755
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.953%, 6/11/25	801	796
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.865%, 11/17/25	1,337	1,334
Milano Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27	1,087	1,082
National Mentor Holdings, Inc.
First Lien (3 month LIBOR + 1.000%) 1.000%, 3/1/28(8)	108	107
First Lien (3 month LIBOR + 3.750%) 4.500%, 3/1/28	980	973
Tranche C, First Lien (3 month LIBOR + 0.000%) 0.750%, 3/1/28	33	32
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.250%, 11/27/22	218	217
Ortho-Clinical Diagnostics, Inc. (3 month LIBOR + 3.250%) 3.359%, 6/30/25	753	751
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 4.500%, 11/30/27	665	664
Parexel International Corp. (3 month LIBOR + 2.750%) 2.859%, 9/27/24	1,164	1,150
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.859%, 2/14/25	1,535	1,508
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 4.250%, 2/14/25	488	486
Phoenix Guarantor, Inc.
Tranche B (1 month LIBOR + 3.750%) 4.250%, 3/5/26	364	361
	Par Value	Value

Healthcare—continued
Tranche B-1 (1 month LIBOR + 3.250%) 3.361%, 3/5/26	$ 305	$ 301
Tranche B-3 0.000%, 3/5/26	655	649
Pluto Acquisition I, Inc. 2020, First Lien (1 month LIBOR + 5.000%) 5.500%, 6/22/26	499	499
PPD, Inc. (1 month LIBOR + 2.250%) 2.750%, 1/13/28	510	507
Precision Medicine Group LLC
(3 month LIBOR + 1.000%) 1.000%, 11/18/27(8)	76	75
(3 month LIBOR + 3.000%) 3.750%, 11/18/27	712	706
Select Medical Corp. Tranche B (1 month LIBOR + 2.250%) 2.360%, 3/6/25	633	628
Southern Veterinary Partners LLC
(3 month LIBOR + 4.000%) 4.000%, 10/1/27(8)	105	105
First Lien (3 month LIBOR + 4.000%) 5.000%, 10/5/27	759	761
Sterigenics-Nordion Holdings LLC (3 month LIBOR + 2.750%) 3.250%, 12/13/26	580	578
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 0.000%, 10/1/26(5)	535	534
Surgery Center Holdings, Inc.
(1 month LIBOR + 3.250%) 4.250%, 9/2/24	1,140	1,128
2020 (1 month LIBOR + 8.000%) 9.000%, 9/30/24	59	61
Team Health Holdings, Inc. (1 month LIBOR + 2.750%) 3.750%, 2/6/24	454	421
TTF Holdings LLC (3 month LIBOR + 4.250%) 0.000%, 3/31/28(5)	340	338
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Verscend Holding Corp. Tranche B (3 month LIBOR + 4.250%) 0.000%, 8/27/25(5)	$ 275	$ 275
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.859%, 7/2/25	1,561	1,512
Waystar Technologies, Inc. 2021 (1 month LIBOR + 4.000%) 5.480%, 10/22/26	805	804
		32,420

Housing—1.9%
84 Lumber Co. Tranche B-1 (3 month LIBOR + 3.000%) 3.750%, 11/13/26	185	184
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 2.109%, 1/15/27	1,519	1,506
CPG International LLC (3 month LIBOR + 2.500%) 3.250%, 5/6/24(3)	557	557
Hillman Group, Inc. (The)
(3 month LIBOR + 2.750%) 0.000%, 2/24/28(5)(8)	60	60
Tranche B-1 (3 month LIBOR + 2.750%) 0.000%, 2/24/28(5)	297	295
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.109%, 11/21/24	1,480	1,473
		4,075

Information Technology—7.5%
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.000%) 3.512%, 9/19/24	1,181	1,176
Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25	755	759
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.360%, 10/9/26	779	772
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 2/12/25	751	750
	Par Value	Value

Information Technology—continued
Boxer Parent Co., Inc. 2021 (1 month LIBOR + 3.750%) 3.859%, 10/2/25	$1,494	$ 1,487
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27	985	981
Greeneden US Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27	710	710
Hyland Software, Inc.
(3 month LIBOR + 6.250%) 0.000%, 7/7/25(5)	85	85
2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24	1,000	999
Infinite Bidco LLC
First Lien (3 month LIBOR + 3.750%) 4.250%, 3/2/28	840	833
Second Lien (3 month LIBOR + 7.000%) 7.500%, 2/24/29	290	290
Ion Trading Finance Ltd. (3 month LIBOR + 4.750%) 0.000%, 3/26/28(5)	215	215
Masergy Holdings, Inc. 2017, First Lien (3 month LIBOR + 3.250%) 4.250%, 12/15/23	855	852
Project Ruby Ultimate Parent Corp. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28	185	184
Sophia LP (3 month LIBOR + 3.750%) 3.953%, 10/7/27	983	981
Turing Midco LLC (1 month LIBOR + 3.250%) 3.750%, 3/17/28	330	329
Uber Technologies, Inc. 2021 (1 month LIBOR + 3.500%) 3.609%, 2/25/27	1,231	1,225
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26	1,657	1,657
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	40	41
Ultra Clean Holdings, Inc. (3 month LIBOR + 3.750%) 0.000%, 2/24/28	315	315
	Par Value	Value

Information Technology—continued
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.869%, 3/2/27	$1,049	$ 1,040
Virtusa Corp. (1 month LIBOR + 4.250%) 5.000%, 2/11/28	300	300
		15,981

Manufacturing—5.9%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27	998	995
Backyard Acquireco, Inc. (3 month LIBOR + 4.000%) 4.750%, 11/2/27	898	899
Blue Tree Holdings, Inc. (3 month LIBOR + 2.500%) 2.610%, 3/4/28(3)	820	816
CIRCOR International, Inc. (3 month LIBOR + 3.250%) 4.250%, 12/11/24	961	950
Filtration Group Corp.
(1 month LIBOR + 3.000%) 3.109%, 3/31/25	1,494	1,472
Tranche A (1 month LIBOR + 3.750%) 4.500%, 3/29/25	413	412
Gardner Denver, Inc.
Tranche A (1 month LIBOR + 2.750%) 2.859%, 3/1/27	55	54
Tranche B-1 (3 month LIBOR + 1.750%) 1.859%, 3/1/27	823	812
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.750%) 3.500%, 3/31/27	1,569	1,563
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.859%, 3/1/27	361	356
NCR Corp. (3 month LIBOR + 2.500%) 2.720%, 8/28/26	934	922
Ozark Holdings LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/10/27	224	224
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	953	943
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 3.267%, 3/28/25	$1,083	$ 1,060
Truck Hero, Inc. (1 month LIBOR + 3.750%) 4.500%, 1/29/28	460	459
US Farathane LLC Tranche B-5 (3 month LIBOR + 4.250%) 5.250%, 12/23/24	583	579
		12,516

Media / Telecom - Broadcasting—2.9%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.360%, 8/24/26	701	478
iHeartCommunications, Inc. (1 month LIBOR + 3.000%) 3.109%, 5/1/26	1,407	1,389
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.615%, 9/18/26	1,119	1,109
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 2.360%, 1/3/24	1,015	1,008
Univision Communications, Inc. 2017 (1 month LIBOR + 2.750%) 3.750%, 3/15/24	2,110	2,093
		6,077

Media / Telecom - Cable/Wireless Video—3.0%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 1.870%, 2/1/27	2,331	2,318
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.356%, 7/17/25	1,593	1,569
2018 (1 month LIBOR + 2.250%) 2.356%, 1/15/26	999	985
Intelsat Jackson Holdings S.A. Tranche B-5 (6 month LIBOR + 8.625%) 8.625%, 1/2/24(6)	691	704
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26	$ 149	$ 149
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 2.606%, 1/31/28	620	614
		6,339

Media / Telecom - Diversified Media—1.7%
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 3.712%, 8/21/26	861	826
McGraw Hill LLC (3 month LIBOR + 4.750%) 5.750%, 11/1/24	1,086	1,084
Meredith Corp. Tranche B-2 (1 month LIBOR + 2.500%) 2.609%, 1/31/25	689	681
Newco Financing Partnership Tranche AV1 (1 month LIBOR + 3.500%) 3.606%, 1/31/29	550	548
UPC Financing Partnership Tranche AV (1 month LIBOR + 3.500%) 3.606%, 1/31/29	550	548
		3,687

Media / Telecom - Telecommunications—3.8%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.359%, 3/15/27	893	883
Consolidated Communications, Inc. (1 month LIBOR + 4.750%) 5.750%, 10/2/27	646	646
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.859%, 3/1/27	2,124	2,095
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 2.859%, 7/31/25	979	958
	Par Value	Value

Media / Telecom - Telecommunications—continued
Tranche B-12 (1 month LIBOR + 3.688%) 3.794%, 1/31/26	$ 534	$ 529
Tranche B-13 (3 month LIBOR + 4.000%) 4.198%, 8/14/26	635	633
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24	728	672
West Corp.
Tranche B (3 month LIBOR + 4.000%) 5.000%, 10/10/24	498	481
Tranche B-1 (3 month LIBOR + 3.500%) 4.500%, 10/10/24	452	434
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.109%, 3/9/27	715	708
		8,039

Media / Telecom - Wireless Communications—0.6%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.860%, 4/11/25	1,376	1,359
Metals / Minerals—0.2%
Covia Holdings Corp. (1 month LIBOR + 4.000%) 5.000%, 7/31/26	491	473
Retail—3.1%
CNT Holdings I Corp. First Lien (6 month LIBOR + 3.750%) 4.500%, 11/8/27	830	828
Gloves Buyer, Inc. First Lien (1 month LIBOR + 4.000%) 4.750%, 1/20/28	675	673
Great Outdoors Group LLC Tranche B-1 (3 month LIBOR + 4.250%) 5.000%, 3/5/28	1,516	1,517
Harbor Freight Tools USA, Inc. 2020 (1 month LIBOR + 3.000%) 3.750%, 10/19/27	1,589	1,586
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Retail—continued
Michaels Stores, Inc. 2020, Tranche B (1 month LIBOR + 3.500%) 4.250%, 10/1/27	$1,019	$ 1,018
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/4/28	655	652
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/12/28	195	194
		6,468

Service—11.5%
Acuris Finance US, Inc. (3 month LIBOR + 4.000%) 4.500%, 2/16/28	250	248
Adtalem Global Education, Inc. Tranche B, First Lien (3 month LIBOR + 4.500%) 0.000%, 2/14/28(5)	1,050	1,039
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28	430	428
Cardtronics USA, Inc. (1 month LIBOR + 4.000%) 5.000%, 6/29/27	660	658
Carlisle Food Service Products, Inc. First Lien (3 month LIBOR + 3.000%) 4.000%, 3/20/25	613	591
DG Investment Intermediate Holdings 2, Inc.
First Lien (3 month LIBOR + 3.750%) 0.000%, 12/23/24(5)(8)	73	72
First Lien (3 month LIBOR + 3.750%) 0.000%, 12/23/24(5)	44	44
First Lien (3 month LIBOR + 3.750%) 0.000%, 3/31/28(5)	558	555
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.359%, 2/6/26	1,423	1,415
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/16/27	339	338
Ensemble RCM LLC (3 month LIBOR + 3.750%) 3.962%, 8/3/26	299	298
	Par Value	Value

Service—continued
Garda World Security Corp. Tranche B-2 (3 month LIBOR + 4.250%) 0.000%, 10/30/26(5)	$ 740	$ 740
GFL Environmental, Inc. 2020 (3 month LIBOR + 3.000%) 3.500%, 5/30/25	812	812
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26	1,275	1,294
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24	1,070	1,048
NAB Holdings LLC 2018 (3 month LIBOR + 3.000%) 4.000%, 7/1/24	1,050	1,045
Patriot Container Corp. First Lien (1 month LIBOR + 3.500%) 4.500%, 3/20/25	935	925
Peraton Corp.
(3 month LIBOR + 3.750%) 0.000%, 2/1/28(5)	803	803
Tranche B, First Lien (3 month LIBOR + 3.750%) 4.500%, 2/1/28	457	456
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.500%, 1/3/25	913	911
Pike Corp. 2028 (3 month LIBOR + 3.000%) 3.130%, 1/21/28	316	315
PODS LLC (3 month LIBOR + 3.000%) 0.000%, 3/31/28(5)	590	587
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.359%, 12/31/25	2,091	2,061
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 3.360%, 7/17/25	989	977
Tempo Acquisition LLC (1 month LIBOR + 3.250%) 3.750%, 11/2/26	876	875
TKC Holdings, Inc. First Lien (6 month LIBOR + 3.750%) 4.750%, 2/1/23	885	863
	Par Value	Value

Service—continued
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 1.859%, 11/16/26	$1,490	$ 1,479
TRC Cos, Inc. (1 month LIBOR + 4.500%) 5.250%, 6/21/24	569	570
Weld North Education LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/15/27	783	781
WEX, Inc.
Tranche B, First Lien (3 month LIBOR + 2.250%) 0.000%, 3/20/28(5)	805	802
Tranche B-3 (3 month LIBOR + 2.250%) 2.359%, 5/15/26	1,444	1,437
		24,467

Transportation - Automotive—3.7%
Accuride Corp. 2017 (3 month LIBOR + 5.250%) 6.250%, 11/17/23	849	801
American Axle & Manufacturing, Inc. Tranche B (1 month LIBOR + 2.250%) 3.000%, 4/6/24	1,302	1,293
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 3.359%, 4/30/26	929	919
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	955	919
DexKo Global, Inc. Tranche B (3 month LIBOR + 3.500%) 4.500%, 7/24/24	606	604
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.620%, 11/6/24	1,075	1,075
PAI Holdco, Inc. Tranche B (3 month LIBOR + 4.000%) 5.000%, 10/28/27	180	180
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.109%, 10/1/25	1,268	1,234
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—continued
TI Group Automotive Systems LLC First Lien (1 month LIBOR + 3.750%) 4.500%, 12/16/24	$ 790	$ 787
		7,812

Utility—2.0%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27	507	507
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25	1,917	1,899
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.000%) 2.109%, 1/15/25	648	640
Calpine Corp. Tranche B-10 (1 month LIBOR + 2.000%) 2.109%, 8/12/26	446	440
Lightstone Holdco LLC
2018, Tranche B (3 month LIBOR + 3.750%) 4.750%, 1/30/24	777	609
2018, Tranche C (3 month LIBOR + 3.750%) 4.750%, 1/30/24	44	34
PG&E Corp. Tranche B (3 month LIBOR + 3.000%) 3.500%, 6/23/25	194	193
		4,322

Total Leveraged Loans (Identified Cost $212,085)		209,731

	Shares
Common Stocks—0.8%
Communication Services—0.5%
Clear Channel Outdoor Holdings, Inc. Class A(9)	107,177	193
iHeartMedia, Inc. Class A(9)	45,578	827
		1,020

Consumer Discretionary—0.0%
Libbey Glass Inc.(9)	40,573	60
	Shares	Value

Financials—0.1%
Neiman Marcus Group, Inc.(9)	3,033	$ 212
Materials—0.2%
Covia Holdings LLC(9)	48,743	384
Total Common Stocks (Identified Cost $1,768)		1,676

Rights—0.1%
Utilities—0.1%
Vistra Energy Corp.(3)(9)	152,810	168
Total Rights (Identified Cost $130)		168

Total Long-Term Investments—104.5% (Identified Cost $223,558)		221,439

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(10)	1,263,479	1,263
Total Short-Term Investment (Identified Cost $1,263)		1,263

TOTAL INVESTMENTS—105.1% (Identified Cost $224,821)		$222,702 (11)
Other assets and liabilities, net—(5.1)%		(10,793)
NET ASSETS—100.0%		$211,909

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $7,204 or 3.4% of net assets.
(2)	100% of the income received was in PIK.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Variable rate security. Rate disclosed is as of March 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(6)	Security in default, interest payments are being received during the bankruptcy proceedings.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	Represents unfunded portion of security and commitment fee earned on this portion.
(9)	Non-income producing.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	All or a portion of securities is segregated as collateral for borrowings.

Country Weightings†
United States	94%
Netherlands	2
Canada	1
Luxembourg	1
France	1
Singapore	1
Total	100%
† % of total investments as of March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 9,864	$ —	$ 9,864	$ —(1)
Leveraged Loans	209,731	—	208,358	1,373 (1)
Equity Securities:
Rights	168	—	—	168
Common Stocks	1,676	1,020	656	—
Money Market Mutual Fund	1,263	1,263	—	—
Total Investments	$222,702	$2,283	$218,878	$1,541

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $725 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Right
Investments in Securities
Balance as of September 30, 2020:	$ 2(a)	$ —(a)	$ 2(a)	$ —
Accrued discount/(premium)	— (b)	—	— (b)	—
Realized gain (loss)	(784)	—	(784)	—
Change in unrealized appreciation (depreciation)(c)	780	—	780	—
Purchases	818	—	818	—
Transfers into Level 3(d)	725	—	557	168
Balance as of March 31, 2021	$ 1,541(a)	$ —(a)	$ 1,373(a)	$ 168
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500.
(c) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2021, was $780.
(d) “Transfers into and/or from” represent the ending value as of March 31, 2021, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—96.8%
Alabama—2.3%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, Mandatory Put 12/1/23, 4.000%, 12/1/48(2)	$ 910	$ 988
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25	500	511
5.000%, 12/1/25	1,000	1,028
		2,527

Arizona—4.8%
Arizona Board of Regents, Arizona State University System Revenue,
5.000%, 7/1/36	1,000	1,195
5.000%, 7/1/37	360	430
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	597
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	656
Northern Arizona University, Stimular Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,226
5.000%, 8/1/25	1,000	1,096
		5,200

Arkansas—0.6%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	602
California—3.2%
California Municipal Finance Authority, Bowles Hall Foundation Revenue,
4.000%, 6/1/21	100	100
4.500%, 6/1/23	225	240
4.500%, 6/1/24	150	163
California State Health Facilities Financing Authority, Providence St. Joseph Health, 4.000%, 10/1/36	275	312
	Par Value	Value

California—continued
California State Municipal Finance Authority, Community Medical Centers, 5.000%, 2/1/27	$ 400	$ 457
Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, 5.000%, 6/1/47	800	828
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, (BAM Insured) 5.000%, 5/1/32	545	666
Santa Clarita Community College District, General Obligation, 3.000%, 8/1/44	500	528
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	175	202
		3,496

Colorado—5.8%
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	472
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	1,395	1,517
6.250%, 11/15/28	2,250	2,815
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,443
		6,247

Connecticut—2.9%
Connecticut Housing Finance Authority, Mortgage Revenue, (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	445	472
Connecticut State Health & Educational Facilities Authority Revenue, 4.000%, 7/1/40	725	821
	Par Value	Value

Connecticut—continued
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, 3.000%, 11/15/35	$ 200	$ 204
Connecticut, State of,
General Obligation, 5.000%, 9/15/34	750	932
Special Tax Revenue, 3.125%, 5/1/40	610	653
		3,082

District of Columbia—4.7%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 6.500%, 10/1/41	4,000	5,066
Florida—12.6%
Brevard County Health Facilities Authority, Health First Revenue, 5.000%, 4/1/21	115	115
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,224
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	359
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	230	265
Florida, State of, General Obligation, 5.000%, 7/1/31	4,000	5,138
Miami Beach Redevelopment Agency,
Tax Increment Revenue, 5.000%, 2/1/32	320	359
Tax Increment Revenue, (AGM Insured) 5.000%, 2/1/31	40	45
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	229
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	2,004
See Notes to Financial Statements

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Florida—continued
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	$1,935	$ 2,335
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	890
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	500	569
		13,532

Georgia—0.6%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	550	640
Idaho—1.7%
Idaho Health Facilities Authority, St. Luke’s Health System Revenue, 5.000%, 3/1/37	235	283
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,515
		1,798

Illinois—13.2%
Chicago, City of,
Sales Tax Revenue, (Pre-Refunded 1/1/22 @ 100) 5.250%, 1/1/38	25	26
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	535
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	603
Waterworks Revenue, Second Lien, (AGM Insured) 5.000%, 11/1/31	500	623
Waterworks Revenue, Second Lien, (AGM Insured) 5.250%, 11/1/32	350	440
	Par Value	Value

Illinois—continued
Cook County School District No. 78 Rosemont, General Obligation, (AGM Insured) 5.000%, 12/1/38	$1,000	$ 1,263
Illinois Finance Authority, Rush University Medical Center Revenue, 5.000%, 11/15/21	250	257
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, 5.000%, 1/1/32	1,000	1,211
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	850
5.000%, 2/1/26	1,490	1,639
5.000%, 2/1/27	1,250	1,488
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue, (AGM Insured) 0.000%, 6/15/26	1,000	939
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	536
Sales Tax Securitization Corp., Chicago Sales Tax Revenue, Sales Tax Revenue, 5.000%, 1/1/30	1,500	1,822
University of Illinois, Auxiliary Facilities System Revenue,
5.500%, 4/1/31	1,540	1,545
5.125%, 4/1/36	500	502
		14,279

Indiana—2.7%
Indiana Finance Authority,
Indiana University Health Center Revenue, 5.000%, 12/1/22	800	864
Parkview Health System, 5.000%, 11/1/43	1,700	2,053
		2,917

Maine—2.4%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	1,000	1,096
	Par Value	Value

Maine—continued
5.000%, 7/1/29	$ 580	$ 632
5.000%, 7/1/30	770	837
		2,565

Maryland—2.2%
Maryland Community Development Administration, Revenue,
1.250%, 3/1/30	200	196
1.950%, 9/1/41	500	479
Maryland Health & Higher Educational Facilities Authority, Medstar Health System Revenue,
5.000%, 8/15/26	800	930
5.000%, 5/15/42	600	718
		2,323

Massachusetts—0.6%
Massachusetts Port Authority, Transportation Revenue, 5.000%, 7/1/31	500	610
Michigan—2.4%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	1,250	1,432
Michigan State Building Authority, Facilities Program Lease Revenue,
5.000%, 4/15/25	500	589
4.000%, 10/15/36	500	567
		2,588

Mississippi—1.1%
Mississippi, State of, General Obligation, 4.000%, 10/1/39	1,000	1,184
New Jersey—4.1%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	950	983
See Notes to Financial Statements

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

New Jersey—continued
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, (Pre-Refunded 10/1/21 @ 100) 4.375%, 4/1/28	$1,630	$ 1,664
New Jersey Turnpike Authority, Toll Revenue, 4.000%, 1/1/35	240	275
New Jersey, State of, Sales Tax Revenue 4.000%, 6/1/31	220	269
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue,
5.000%, 6/1/31	250	309
5.000%, 6/1/32	250	308
5.000%, 6/1/33	250	306
5.000%, 6/1/34	250	305
		4,419

New York—1.8%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	601
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	208
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGM Insured) 3.000%, 1/1/36	250	269
(AGM Insured) 3.000%, 1/1/37	100	107
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	175
Orange Regional Medical Center Revenue, 144A 5.000%, 12/1/23(3)	300	333
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	190	229
		1,922

	Par Value	Value

Ohio—2.3%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Revenue, 4.000%, 6/1/48	$ 500	$ 558
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,336
Northeast Ohio Regional Sewer District Revenue, 3.000%, 11/15/40	500	542
		2,436

Oregon—2.5%
Oregon State Housing & Community, Mortgage Revenue, Residential Finance Program Revenue, 4.500%, 1/1/49	390	428
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,317
Washington & Multnomah Counties, Beaverton School District No. 48J, General Obligation, (SCH BD GTY Insured) 5.000%, 6/15/36	800	978
		2,723

Pennsylvania—3.3%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	287
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	306
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien, Toll Highway Revenue, 6.375%, 12/1/38	2,000	2,631
Philadelphia, City of, Water & Wastewater Revenue, 5.000%, 10/1/42	300	365
		3,589

South Carolina—0.3%
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	290	336
	Par Value	Value

Tennessee—2.2%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	$1,000	$ 1,119
Tennessee State School Bond Authority, Higher Education Program Revenue, (ST HGR ED INTERCEPT PROG Insured) 5.000%, 11/1/34	1,000	1,236
		2,355

Texas—14.0%
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,185
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,217
North Texas Tollway Authority, Special Project System Revenue, (Pre-Refunded 9/1/31 @ 100) 0.000%, 9/1/43	2,835	3,862
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured) 5.000%, 9/1/23	460	489
(AGM Insured) 5.000%, 9/1/25	1,015	1,078
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, Senior Lien, 6.250%, 12/15/26	1,235	1,451
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 0.811%, 9/15/27(2)	2,400	2,407
Texas Water Development Board Revenue, 5.000%, 8/1/29	1,020	1,341
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue, (BAM Insured) 5.000%, 8/1/24	1,140	1,308
See Notes to Financial Statements

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Texas—continued
Wharton Independent School District, General Obligation, (PSF-GTD Insured) 3.000%, 2/15/32	$ 645	$ 731
		15,069

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	354
Virginia—0.6%
Virginia College Building Authority, Marymount University Revenue,
144A 5.000%, 7/1/21(3)	400	402
144A 5.000%, 7/1/22(3)	195	201
		603

West Virginia—0.3%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	300	325
Wisconsin—1.3%
Public Finance Authority,
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	1,000	1,179
	Par Value	Value

Wisconsin—continued
Waste Management, Inc. Revenue, 2.875%, 5/1/27	$ 250	$ 273
		1,452

Total Municipal Bonds (Identified Cost $95,638)		104,239

	Shares
Exchange-Traded Fund—1.0%
VanEck Vectors High Yield Muni ETF(4)	18,000	1,119
Total Exchange-Traded Fund (Identified Cost $1,073)		1,119

Total Long-Term Investments—97.8% (Identified Cost $96,711)		105,358

TOTAL INVESTMENTS—97.8% (Identified Cost $96,711)		$105,358
Other assets and liabilities, net—2.2%		2,387
NET ASSETS—100.0%		$107,745

Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
Footnote Legend:
(1)	At March 31, 2021, 16.3% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $936 or 0.9% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$104,239	$ —	$104,239
Exchange-Traded Fund	1,119	1,119	—
Total Investments	$105,358	$1,119	$104,239
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund
Assets
Investment in securities at value(1)(2)	$ 112,976	$ 59,911	$ 667,669
Cash	2,045	1,431	2,171
Receivables
Investment securities sold	614	71	1,223
Fund shares sold	280	10	25,233
Dividends and interest	556	789	1,736
Securities lending income	1	2	3
Prepaid Trustees’ retainer	1	1	7
Prepaid expenses	33	29	65
Other assets	10	5	58
Total assets	116,516	62,249	698,165
Liabilities
Payables
Fund shares repurchased	589	116	936
Investment securities purchased	3,968	1,342	25,148
Collateral on securities loaned	779	1,472	3,509
Dividend distributions	8	24	84
Investment advisory fees	21	17	139
Distribution and service fees	10	12	35
Administration and accounting fees	10	5	57
Transfer agent and sub-transfer agent fees and expenses	20	14	104
Professional fees	20	20	20
Trustee deferred compensation plan	10	5	58
Interest expense and/or commitment fees	— (a)	— (a)	1
Other accrued expenses	9	12	20
Total liabilities	5,444	3,039	30,111
Net Assets	$ 111,072	$ 59,210	$ 668,054
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 61
Capital paid in on shares of beneficial interest	108,226	61,808	663,960
Accumulated earnings (loss)	2,846	(2,598)	4,033
Net Assets	$ 111,072	$ 59,210	$ 668,054
Net Assets:
Class A	$ 36,064	$ 48,361	$ 94,817
Class C	$ 3,001	$ 1,605	$ 16,850
Class I	$ 70,950	$ 7,613	$ 556,098
Class R6	$ 1,057	$ 1,631	$ 289
Shares Outstanding (unlimited number of shares authorized, no par value):(3)
Class A	3,090,842	11,391,224	8,653,154
Class C	263,333	384,648	1,537,720
Class I	5,982,664	1,790,447	50,759,223
Class R6	89,111	383,724	26,396
Net Asset Value and Redemption Price Per Share:*
Class A	$ 11.67	$ 4.25	$ 10.96
Class C	$ 11.40	$ 4.17	$ 10.96
Class I	$ 11.86	$ 4.25	$ 10.96
Class R6	$ 11.86	$ 4.25	$ 10.96
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 12.12	$ 4.42	$ 11.21
Maximum Sales Charge - Class A	3.75%	3.75%	2.25%
(1) Investment in securities at cost	$ 110,785	$ 58,531	$ 661,276
(2) Market value of securities on loan	$ 754	$ 1,397	$ 3,450
(3) Newfleet Core Plus Bond Fund and Newfleet Low Duration Core Plus Bond Fund have a par value of $1.00, and all other funds on this page have no par value.

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Assets
Investment in securities at value(1)(2)	$ 328,774	$ 222,702	$ 105,358
Cash	10,546	3,605	1,275
Receivables
Investment securities sold	4,459	2,740	—
Fund shares sold	725	273	44
Dividends and interest	2,572	573	1,298
Securities lending income	5	—	—
Prepaid Trustees’ retainer	4	2	1
Prepaid expenses	44	36	25
Other assets	34	19	10
Total assets	347,163	229,950	108,011
Liabilities
Payables
Fund shares repurchased	1,017	267	132
Investment securities purchased	10,865	15,303	—
Borrowings (See Note 10)	—	2,000	—
Collateral on securities loaned	2,882	—	—
Dividend distributions	380	221	25
Investment advisory fees	154	72	27
Distribution and service fees	37	29	13
Administration and accounting fees	29	18	9
Transfer agent and sub-transfer agent fees and expenses	62	40	26
Professional fees	24	24	18
Trustee deferred compensation plan	34	19	10
Interest expense and/or commitment fees	1	34	— (a)
Other accrued expenses	14	14	6
Total liabilities	15,499	18,041	266
Net Assets	$ 331,664	$ 211,909	$ 107,745
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 9
Capital paid in on shares of beneficial interest	341,538	281,524	98,984
Accumulated earnings (loss)	(9,874)	(69,615)	8,752
Net Assets	$ 331,664	$ 211,909	$ 107,745
Net Assets:
Class A	$ 84,599	$ 67,159	$ 38,756
Class C	$ 22,281	$ 15,114	$ 4,741
Class I	$ 218,668	$ 127,594	$ 64,248
Class R6	$ 6,116	$ 2,042	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):(3)
Class A	8,238,641	7,521,392	3,406,943
Class C	2,146,200	1,691,168	416,783
Class I	21,325,737	14,309,240	5,648,159
Class R6	593,953	229,097	—
Net Asset Value and Redemption Price Per Share:*
Class A	$ 10.27	$ 8.93	$ 11.38
Class C	$ 10.38	$ 8.94	$ 11.37
Class I	$ 10.25	$ 8.92	$ 11.38
Class R6	$ 10.30	$ 8.91	$ —
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.67	$ 9.18	$ 11.70
Maximum Sales Charge - Class A	3.75%	2.75%	2.75%
(1) Investment in securities at cost	$ 325,604	$ 224,821	$ 96,711
(2) Market value of securities on loan	$ 2,727	$ —	$ —
(3) Newfleet Tax-Exempt Bond Fund has a par value of $0.001, and all other funds on this page have no par value.

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2021
($ reported in thousands)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund
Investment Income
Dividends	$ 13	$ —(1)	$ 66
Interest	1,623	1,761	6,652
Securities lending, net of fees	2	5	5
Total investment income	1,638	1,766	6,723
Expenses
Investment advisory fees	248	175	1,137
Distribution and service fees, Class A	46	59	114
Distribution and service fees, Class C	21	11	97
Administration and accounting fees	59	34	294
Transfer agent fees and expenses	27	19	123
Sub-transfer agent fees and expenses, Class A	10	10	22
Sub-transfer agent fees and expenses, Class C	2	1	6
Sub-transfer agent fees and expenses, Class I	24	6	162
Custodian fees	1	— (1)	1
Printing fees and expenses	5	4	20
Professional fees	16	16	17
Interest expense and/or commitment fees	— (1)	— (1)	1
Registration fees	23	21	37
Trustees’ fees and expenses	5	2	20
Miscellaneous expenses	13	17	24
Total expenses	500	375	2,075
Less net expenses reimbursed and/or waived by investment adviser(2)	(130)	(81)	(442)
Less low balance account fees	(1)	(2)	— (1)
Net expenses	369	292	1,633
Net investment income (loss)	1,269	1,474	5,090
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,071	973	1,180
Net change in unrealized appreciation (depreciation) on:
Investments	(2,871)	2,588	(1,953)
Net realized and unrealized gain (loss) on investments	(1,800)	3,561	(773)
Net increase (decrease) in net assets resulting from operations	$ (531)	$5,035	$ 4,317

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2021
($ reported in thousands)
	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Investment Income
Dividends	$ 158	$ 1	$ 10
Net increase from payment by affiliate (1)	— (2)	—	—
Interest	9,092	4,419	1,618
Securities lending, net of fees	15	—	—
Total investment income	9,265	4,420	1,628
Expenses
Investment advisory fees	1,114	461	250
Distribution and service fees, Class A	101	75	46
Distribution and service fees, Class C	144	119	37
Administration and accounting fees	207	107	59
Transfer agent fees and expenses	88	45	25
Sub-transfer agent fees and expenses, Class A	25	17	10
Sub-transfer agent fees and expenses, Class C	10	10	2
Sub-transfer agent fees and expenses, Class I	90	43	31
Custodian fees	1	1	— (2)
Printing fees and expenses	16	9	5
Professional fees	20	19	14
Interest expense and/or commitment fees	2	90	— (2)
Registration fees	36	32	19
Trustees’ fees and expenses	16	8	5
Miscellaneous expenses	18	17	8
Total expenses	1,888	1,053	511
Less net expenses reimbursed and/or waived by investment adviser(3)	(146)	(65)	(95)
Less low balance account fees	— (2)	— (2)	— (2)
Net expenses	1,742	988	416
Net investment income (loss)	7,523	3,432	1,212
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	7,088	(4,350)	289
Foreign currency transactions	(148)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,699	12,374	(102)
Net realized and unrealized gain (loss) on investments	8,639	8,024	187
Net increase (decrease) in net assets resulting from operations	$16,162	$11,456	$1,399

(1)	See Note 3G in Notes to Financial Statements.
(2)	Amount is less than $500.
(3)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Newfleet Core Plus Bond Fund		Newfleet High Yield Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,269	$ 2,759	$ 1,474	$ 3,074
Net realized gain (loss)	1,071	1,537	973	(532)
Net change in unrealized appreciation (depreciation)	(2,871)	1,003	2,588	(832)
Increase (decrease) in net assets resulting from operations	(531)	5,299	5,035	1,710
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(398)	(936)	(1,144)	(2,421)
Class C	(31)	(79)	(47)	(101)
Class I	(824)	(1,709)	(239)	(481)
Class R6	(13)	(28)	(33)	(53)
Total dividends and distributions to shareholders	(1,266)	(2,752)	(1,463)	(3,056)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(867)	218	340	(3,447)
Class C	(1,636)	883	(1,089)	389
Class I	8,893	7,773	(2,272)	1,601
Class R6	(48)	64	407	324
Increase (decrease) in net assets from capital transactions	6,342	8,938	(2,614)	(1,133)
Net increase (decrease) in net assets	4,545	11,485	958	(2,479)
Net Assets
Beginning of period	106,527	95,042	58,252	60,731
End of Period	$ 111,072	$ 106,527	$ 59,210	$ 58,252
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Low Duration Core Plus Bond Fund		Newfleet Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 5,090	$ 11,484	$ 7,523	$ 13,381
Net realized gain (loss)	1,180	(642)	6,940	177
Net increase from payment by affiliate(1)	—	—	— (2)	—
Net change in unrealized appreciation (depreciation)	(1,953)	2,787	1,699	58
Increase (decrease) in net assets resulting from operations	4,317	13,629	16,162	13,616
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(727)	(1,836)	(1,346)	(3,033)
Class C	(83)	(313)	(366)	(1,082)
Class I	(4,164)	(9,305)	(5,300)	(8,980)
Class R6	(3)	(9)	(109)	(214)
Total dividends and distributions to shareholders	(4,977)	(11,463)	(7,121)	(13,309)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	7,136	5,929	4,553	(5,766)
Class C	(3,270)	(835)	(9,271)	(8,312)
Class I	154,980	47,610	(87,686)	119,448
Class R6	(98)	101	(75)	1,136
Increase (decrease) in net assets from capital transactions	158,748	52,805	(92,479)	106,506
Net increase (decrease) in net assets	158,088	54,971	(83,438)	106,813
Net Assets
Beginning of period	509,966	454,995	415,102	308,289
End of Period	$ 668,054	$ 509,966	$ 331,664	$ 415,102

(1)	See Note 3G in Notes to Financial Statements.
(2)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Senior Floating Rate Fund		Newfleet Tax-Exempt Bond Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 3,432	$ 11,164	$ 1,212	$ 2,824
Net realized gain (loss)	(4,350)	(21,951)	289	1,031
Net change in unrealized appreciation (depreciation)	12,374	(1,499)	(102)	(322)
Increase (decrease) in net assets resulting from operations	11,456	(12,286)	1,399	3,533
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(995)	(4,504)	(671)	(799)
Class C	(305)	(1,388)	(110)	(136)
Class I	(2,093)	(5,837)	(1,305)	(1,835)
Class R6	(46)	(89)	—	—
Total dividends and distributions to shareholders	(3,439)	(11,818)	(2,086)	(2,770)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	7,079	(98,504)	1,920	(1,607)
Class C	(13,226)	(16,903)	(3,365)	(3,084)
Class I	12,916	(39,041)	(3,270)	(17,081)
Class R6	(809)	2,917	—	—
Increase (decrease) in net assets from capital transactions	5,960	(151,531)	(4,715)	(21,772)
Net increase (decrease) in net assets	13,977	(175,635)	(5,402)	(21,009)
Net Assets
Beginning of period	197,932	373,567	113,147	134,156
End of Period	$ 211,909	$ 197,932	$ 107,745	$ 113,147
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Core Plus Bond Fund
Class A
10/1/20 to 3/31/21(6)	$11.85	0.13	(0.18)	(0.05)	(0.13)	—	—	(0.13)	—	(0.18)	$11.67	(0.44) %	$ 36,064	0.79%	1.04%	2.18%	28%
10/1/19 to 9/30/20	11.51	0.30	0.34	0.64	(0.30)	—	—	(0.30)	—	0.34	11.85	5.66	37,507	0.81 (7)	1.07	2.61	65
10/1/18 to 9/30/19	10.84	0.35	0.67	1.02	(0.35)	—	—	(0.35)	—	0.67	11.51	9.64	36,248	0.85	1.11	3.21	59
10/1/17 to 9/30/18	11.31	0.36	(0.46)	(0.10)	(0.37)	—	—	(0.37)	—	(0.47)	10.84	(0.92)	33,998	0.84	1.12	3.24	49
10/1/16 to 9/30/17	11.38	0.37	(0.08)	0.29	(0.36)	—	—	(0.36)	—	(0.07)	11.31	2.60 (8)	39,536	0.84 (8)	1.17	3.26 (8)	56
10/1/15 to 9/30/16	11.02	0.36	0.33	0.69	(0.33)	—	—	(0.33)	— (9)	0.36	11.38	6.38 (10)	44,136	0.86 (11)	1.18	3.28	64
Class C
10/1/20 to 3/31/21(6)	$11.57	0.08	(0.17)	(0.09)	(0.08)	—	—	(0.08)	—	(0.17)	$11.40	(0.77) %	$ 3,001	1.55%	1.79%	1.44%	28%
10/1/19 to 9/30/20	11.24	0.21	0.33	0.54	(0.21)	—	—	(0.21)	—	0.33	11.57	4.85	4,676	1.56 (7)	1.82	1.84	65
10/1/18 to 9/30/19	10.59	0.27	0.65	0.92	(0.27)	—	—	(0.27)	—	0.65	11.24	8.78	3,725	1.59	1.85	2.49	59
10/1/17 to 9/30/18	11.04	0.27	(0.44)	(0.17)	(0.28)	—	—	(0.28)	—	(0.45)	10.59	(1.58)	5,165	1.59	1.87	2.49	49
10/1/16 to 9/30/17	11.12	0.27	(0.08)	0.19	(0.27)	—	—	(0.27)	—	(0.08)	11.04	1.79 (8)	6,671	1.59 (8)	1.92	2.51 (8)	56
10/1/15 to 9/30/16	10.78	0.27	0.32	0.59	(0.25)	—	—	(0.25)	— (9)	0.34	11.12	5.54 (10)	9,409	1.61 (11)	1.93	2.52	64
Class I
10/1/20 to 3/31/21(6)	$12.04	0.15	(0.18)	(0.03)	(0.15)	—	—	(0.15)	—	(0.18)	$11.86	(0.30) %	$ 70,950	0.55%	0.78%	2.42%	28%
10/1/19 to 9/30/20	11.70	0.33	0.34	0.67	(0.33)	—	—	(0.33)	—	0.34	12.04	5.87	63,222	0.56 (7)	0.80	2.85	65
10/1/18 to 9/30/19	11.02	0.38	0.69	1.07	(0.39)	—	—	(0.39)	—	0.68	11.70	9.90	54,038	0.60	0.82	3.39	59
10/1/17 to 9/30/18	11.49	0.39	(0.46)	(0.07)	(0.40)	—	—	(0.40)	—	(0.47)	11.02	(0.60)	27,360	0.59	0.84	3.50	49
10/1/16 to 9/30/17	11.56	0.40	(0.08)	0.32	(0.39)	—	—	(0.39)	—	(0.07)	11.49	2.81 (8)	26,597	0.59 (8)	0.92	3.52 (8)	56
10/1/15 to 9/30/16	11.19	0.40	0.33	0.73	(0.36)	—	—	(0.36)	— (9)	0.37	11.56	6.63 (10)	24,236	0.61 (11)	0.93	3.51	64
Class R6
10/1/20 to 3/31/21(6)	$12.05	0.15	(0.19)	(0.04)	(0.15)	—	—	(0.15)	—	(0.19)	$11.86	(0.32) %	$ 1,057	0.43%	0.72%	2.55%	28%
10/1/19 to 9/30/20	11.71	0.35	0.34	0.69	(0.35)	—	—	(0.35)	—	0.34	12.05	6.00	1,122	0.44 (7)	0.74	2.99	65
10/1/18 to 9/30/19	11.02	0.40	0.69	1.09	(0.40)	—	—	(0.40)	—	0.69	11.71	10.13	1,031	0.48	0.77	3.52	59
10/1/17 to 9/30/18	11.50	0.40	(0.47)	(0.07)	(0.41)	—	—	(0.41)	—	(0.48)	11.02	(0.60)	414	0.50 (7)	0.79	3.59	49
11/3/16 (12) to 9/30/17	11.45	0.38	0.03	0.41	(0.36)	—	—	(0.36)	—	0.05	11.50	3.66 (8)	463	0.53 (8)	0.88	3.33 (8)	56 (13)

Newfleet High Yield Fund
Class A
10/1/20 to 3/31/21(6)	$ 4.00	0.10	0.25	0.35	(0.10)	—	—	(0.10)	—	0.25	$ 4.25	8.85%	$ 48,361	0.99%	1.26%	4.90%	44%
10/1/19 to 9/30/20	4.10	0.21	(0.10)	0.11	(0.21)	—	—	(0.21)	—	(0.10)	4.00	2.88	45,234	1.00	1.37	5.31	88
10/1/18 to 9/30/19	4.13	0.23	(0.03)	0.20	(0.23)	—	—	(0.23)	—	(0.03)	4.10	4.99	49,890	0.99	1.36	5.61	59
10/1/17 to 9/30/18	4.25	0.23	(0.12)	0.11	(0.23)	—	—	(0.23)	—	(0.12)	4.13	2.77	51,859	0.99	1.34	5.48	66
10/1/16 to 9/30/17	4.18	0.23	0.06	0.29	(0.22)	—	—	(0.22)	—	0.07	4.25	7.05 (8)	56,694	1.00 (7)(8)	1.41	5.36 (8)	71
10/1/15 to 9/30/16	3.98	0.21	0.20	0.41	(0.21)	—	—	(0.21)	— (9)	0.20	4.18	10.59 (10)	64,338	1.15 (11)	1.42	5.15	81
Class C
10/1/20 to 3/31/21(6)	$ 3.93	0.08	0.24	0.32	(0.08)	—	—	(0.08)	—	0.24	$ 4.17	8.30%	$ 1,605	1.75%	2.02%	4.15%	44%
10/1/19 to 9/30/20	4.02	0.18	(0.09)	0.09	(0.18)	—	—	(0.18)	—	(0.09)	3.93	2.33	2,542	1.75	2.11	4.55	88
10/1/18 to 9/30/19	4.06	0.19	(0.04)	0.15	(0.19)	—	—	(0.19)	—	(0.04)	4.02	3.94	2,207	1.75	2.11	4.85	59
10/1/17 to 9/30/18	4.17	0.19	(0.10)	0.09	(0.20)	—	—	(0.20)	—	(0.11)	4.06	2.20	3,254	1.74	2.08	4.73	66
10/1/16 to 9/30/17	4.11	0.19	0.06	0.25	(0.19)	—	—	(0.19)	—	0.06	4.17	6.11 (8)	3,593	1.75 (7)(8)	2.17	4.61 (8)	71
10/1/15 to 9/30/16	3.92	0.17	0.20	0.37	(0.18)	—	—	(0.18)	— (9)	0.19	4.11	9.68 (10)	4,231	1.90 (11)	2.17	4.40	81
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet High Yield Fund (Continued)
Class I
10/1/20 to 3/31/21(6)	$ 4.01	0.11	0.24	0.35	(0.11)	—	—	(0.11)	—	0.24	$ 4.25	8.71%	$ 7,613	0.75%	1.07%	5.13%	44%
10/1/19 to 9/30/20	4.10	0.22	(0.09)	0.13	(0.22)	—	—	(0.22)	—	(0.09)	4.01	3.40	9,319	0.75	1.17	5.54	88
10/1/18 to 9/30/19	4.13	0.24	(0.03)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	4.10	5.25	7,805	0.75	1.15	5.82	59
10/1/17 to 9/30/18	4.25	0.24	(0.12)	0.12	(0.24)	—	—	(0.24)	—	(0.12)	4.13	3.03	8,557	0.74	1.14	5.72	66
10/1/16 to 9/30/17	4.18	0.24	0.06	0.30	(0.23)	—	—	(0.23)	—	0.07	4.25	7.31 (8)	6,577	0.75 (7)(8)	1.17	5.62 (8)	71
10/1/15 to 9/30/16	3.98	0.21	0.21	0.42	(0.22)	—	—	(0.22)	— (9)	0.20	4.18	10.86 (10)	7,954	0.90 (11)	1.16	5.38	81
Class R6
10/1/20 to 3/31/21(6)	$ 4.00	0.11	0.25	0.36	(0.11)	—	—	(0.11)	—	0.25	$ 4.25	9.05%	$ 1,631	0.62% (7)	0.94%	5.26%	44%
10/1/19 to 9/30/20	4.10	0.22	(0.10)	0.12	(0.22)	—	—	(0.22)	—	(0.10)	4.00	3.20	1,157	0.69	1.05	5.58	88
10/1/18 to 9/30/19	4.13	0.23	(0.02)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	4.10	5.30	829	0.69	1.04	5.77	59
10/1/17 to 9/30/18	4.25	0.24	(0.11)	0.13	(0.25)	—	—	(0.25)	—	(0.12)	4.13	3.09	4,400	0.69	1.00	5.79	66
11/3/16 (12) to 9/30/17	4.14	0.22	0.10	0.32	(0.21)	—	—	(0.21)	—	0.11	4.25	7.93 (8)	5,253	0.69 (7)(8)	1.15	5.66 (8)	71

Newfleet Low Duration Core Plus Bond Fund
Class A
10/1/20 to 3/31/21(6)	$10.96	0.09	—	0.09	(0.09)	—	—	(0.09)	—	—	$10.96	0.80%	$ 94,817	0.75%	0.89%	1.63%	29%
10/1/19 to 9/30/20	10.86	0.24	0.10	0.34	(0.24)	—	—	(0.24)	—	0.10	10.96	3.21	87,690	0.75	0.91	2.24	57
10/1/18 to 9/30/19	10.64	0.29	0.22	0.51	(0.29)	—	—	(0.29)	—	0.22	10.86	4.82	81,384	0.75	0.95	2.67	45
10/1/17 to 9/30/18	10.83	0.25	(0.19)	0.06	(0.25)	—	—	(0.25)	—	(0.19)	10.64	0.55	74,707	0.75	1.09	2.32	54
10/1/16 to 9/30/17	10.90	0.21	(0.07)	0.14	(0.21)	—	—	(0.21)	—	(0.07)	10.83	1.31	81,542	0.75	1.12	1.95	55
1/1/16 to 9/30/16(14)	10.70	0.15	0.20	0.35	(0.15)	—	—	(0.15)	—	0.20	10.90	3.25	102,049	0.76 (11)	1.12	1.89	38
1/1/15 to 12/31/15	10.82	0.19	(0.09)	0.10	(0.19)	(0.03)	—	(0.22)	— (9)	(0.12)	10.70	0.89 (10)	85,666	0.75	1.12	1.77	56
Class C
10/1/20 to 3/31/21(6)	$10.96	0.05	—	0.05	(0.05)	—	—	(0.05)	—	—	$10.96	0.43%	$ 16,850	1.50%	1.66%	0.89%	29%
10/1/19 to 9/30/20	10.86	0.16	0.10	0.26	(0.16)	—	—	(0.16)	—	0.10	10.96	2.44	20,105	1.50	1.67	1.50	57
10/1/18 to 9/30/19	10.64	0.21	0.22	0.43	(0.21)	—	—	(0.21)	—	0.22	10.86	4.04	20,746	1.50	1.70	1.92	45
10/1/17 to 9/30/18	10.83	0.17	(0.19)	(0.02)	(0.17)	—	—	(0.17)	—	(0.19)	10.64	(0.20)	22,809	1.50	1.82	1.55	54
10/1/16 to 9/30/17	10.90	0.13	(0.07)	0.06	(0.13)	—	—	(0.13)	—	(0.07)	10.83	0.56	32,400	1.50	1.87	1.20	55
1/1/16 to 9/30/16(14)	10.70	0.09	0.19	0.28	(0.08)	—	—	(0.08)	—	0.20	10.90	2.67	46,642	1.51 (11)	1.87	1.15	38
1/1/15 to 12/31/15	10.82	0.11	(0.10)	0.01	(0.10)	(0.03)	—	(0.13)	— (9)	(0.12)	10.70	0.13 (10)	44,621	1.50	1.86	1.02	56
Class I
10/1/20 to 3/31/21(6)	$10.95	0.10	0.01	0.11	(0.10)	—	—	(0.10)	—	0.01	$10.96	1.02%	$556,098	0.50%	0.66%	1.86%	29%
10/1/19 to 9/30/20	10.85	0.27	0.10	0.37	(0.27)	—	—	(0.27)	—	0.10	10.95	3.46	401,784	0.50	0.67	2.49	57
10/1/18 to 9/30/19	10.63	0.31	0.22	0.53	(0.31)	—	—	(0.31)	—	0.22	10.85	5.09	352,583	0.50	0.70	2.91	45
10/1/17 to 9/30/18	10.83	0.28	(0.20)	0.08	(0.28)	—	—	(0.28)	—	(0.20)	10.63	0.71	265,252	0.50	0.83	2.57	54
10/1/16 to 9/30/17	10.90	0.24	(0.07)	0.17	(0.24)	—	—	(0.24)	—	(0.07)	10.83	1.56	250,777	0.50	0.88	2.21	55
1/1/16 to 9/30/16(14)	10.70	0.17	0.20	0.37	(0.17)	—	—	(0.17)	—	0.20	10.90	3.44	251,630	0.52 (11)	0.87	2.15	38
1/1/15 to 12/31/15	10.81	0.22	(0.09)	0.13	(0.21)	(0.03)	—	(0.24)	— (9)	(0.11)	10.70	1.24 (10)	150,977	0.50	0.88	2.03	56
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Low Duration Core Plus Bond Fund (Continued)
Class R6
10/1/20 to 3/31/21(6)	$10.96	0.11	—	0.11	(0.11)	—	—	(0.11)	—	—	$10.96	0.96%	$ 289	0.43%	0.60%	1.97%	29%
10/1/19 to 9/30/20	10.86	0.28	0.10	0.38	(0.28)	—	—	(0.28)	—	0.10	10.96	3.54	387	0.43	0.61	2.56	57
12/19/18 (12) to 9/30/19	10.58	0.25	0.28	0.53	(0.25)	—	—	(0.25)	—	0.28	10.86	5.08	282	0.43	0.62	3.02	45 (13)

Newfleet Multi-Sector Intermediate Bond Fund
Class A
10/1/20 to 3/31/21(6)	$10.06	0.18	0.20	0.38	(0.17)	—	—	(0.17)	— (9)	0.21	$10.27	3.80%	$ 84,599	0.99%	1.07%	3.59%	45%
10/1/19 to 9/30/20	10.16	0.39	(0.11)	0.28	(0.38)	—	—	(0.38)	—	(0.10)	10.06	2.86	78,378	0.99	1.09	3.87	95
10/1/18 to 9/30/19	9.97	0.43	0.19	0.62	(0.38)	(0.05)	—	(0.43)	— (9)	0.19	10.16	6.43 (10)	86,034	0.98	1.10	4.34	81
10/1/17 to 9/30/18	10.42	0.45	(0.46)	(0.01)	(0.42)	(0.02)	—	(0.44)	—	(0.45)	9.97	(0.14)	73,217	0.98	1.10	4.43	70
10/1/16 to 9/30/17	10.30	0.47	0.10	0.57	(0.45)	—	—	(0.45)	—	0.12	10.42	5.64 (8)	87,144	1.01 (7)(8)	1.13	4.55 (8)	64
10/1/15 to 9/30/16	9.76	0.47	0.49	0.96	(0.42)	—	—	(0.42)	—	0.54	10.30	10.15	98,969	1.14 (11)	1.15	4.80	60
Class C
10/1/20 to 3/31/21(6)	$10.17	0.15	0.19	0.34	(0.13)	—	—	(0.13)	— (9)	0.21	$10.38	3.37%	$ 22,281	1.74%	1.82%	2.83%	45%
10/1/19 to 9/30/20	10.26	0.31	(0.10)	0.21	(0.30)	—	—	(0.30)	—	(0.09)	10.17	2.16	30,872	1.74	1.83	3.12	95
10/1/18 to 9/30/19	10.07	0.36	0.19	0.55	(0.31)	(0.05)	—	(0.36)	— (9)	0.19	10.26	5.57 (10)	39,778	1.73	1.85	3.63	81
10/1/17 to 9/30/18	10.53	0.38	(0.48)	(0.10)	(0.34)	(0.02)	—	(0.36)	—	(0.46)	10.07	(0.96)	53,809	1.73	1.83	3.68	70
10/1/16 to 9/30/17	10.40	0.39	0.11	0.50	(0.37)	—	—	(0.37)	—	0.13	10.53	4.90 (8)	63,919	1.77 (7)(8)	1.88	3.80 (8)	64
10/1/15 to 9/30/16	9.85	0.40	0.50	0.90	(0.35)	—	—	(0.35)	—	0.55	10.40	9.34	75,350	1.88 (11)	1.90	4.04	60
Class I
10/1/20 to 3/31/21(6)	$10.05	0.20	0.19	0.39	(0.19)	—	—	(0.19)	— (9)	0.20	$10.25	3.87%	$218,668	0.74%	0.81%	3.83%	45%
10/1/19 to 9/30/20	10.15	0.41	(0.10)	0.31	(0.41)	—	—	(0.41)	—	(0.10)	10.05	3.19	299,784	0.74	0.83	4.09	95
10/1/18 to 9/30/19	9.98	0.46	0.18	0.64	(0.42)	(0.05)	—	(0.47)	— (9)	0.17	10.15	6.57 (10)	177,574	0.73	0.85	4.57	81
10/1/17 to 9/30/18	10.43	0.48	(0.47)	0.01	(0.44)	(0.02)	—	(0.46)	—	(0.45)	9.98	0.14	162,322	0.73	0.83	4.66	70
10/1/16 to 9/30/17	10.31	0.50	0.09	0.59	(0.47)	—	—	(0.47)	—	0.12	10.43	5.90 (8)	205,821	0.75 (7)(8)	0.88	4.83 (8)	64
10/1/15 to 9/30/16	9.77	0.50	0.49	0.99	(0.45)	—	—	(0.45)	—	0.54	10.31	10.42	123,435	0.88 (11)	0.90	5.04	60
Class R6
10/1/20 to 3/31/21(6)	$10.08	0.21	0.20	0.41	(0.19)	—	—	(0.19)	— (9)	0.22	$10.30	4.06%	$ 6,116	0.60%	0.75%	3.98%	45%
10/1/19 to 9/30/20	10.17	0.42	(0.10)	0.32	(0.41)	—	—	(0.41)	—	(0.09)	10.08	3.28	6,068	0.60	0.76	4.25	95
10/1/18 to 9/30/19	9.98	0.46	0.20	0.66	(0.42)	(0.05)	—	(0.47)	— (9)	0.19	10.17	6.77 (10)	4,903	0.59	0.78	4.65	81
10/1/17 to 9/30/18	10.43	0.49	(0.47)	0.02	(0.45)	(0.02)	—	(0.47)	—	(0.45)	9.98	0.19	15,750	0.62	0.76	4.78	70
10/1/16 to 9/30/17	10.31	0.50	0.10	0.60	(0.48)	—	—	(0.48)	—	0.12	10.43	5.98 (8)	19,410	0.67 (7)(8)	0.82	4.79 (8)	64
10/1/15 to 9/30/16	9.77	0.50	0.50	1.00	(0.46)	—	—	(0.46)	—	0.54	10.31	10.50	2,004	0.81 (11)	0.83	5.12	60
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Senior Floating Rate Fund
Class A
10/1/20 to 3/31/21(6)	$ 8.58	0.14	0.36	0.50	(0.15)	—	—	(0.15)	—	0.35	$ 8.93	5.80%	$ 67,159	1.03% (15)	1.08%	3.29%	36%
10/1/19 to 9/30/20	9.11	0.38	(0.54)	(0.16)	(0.37)	—	—	(0.37)	—	(0.53)	8.58	(1.66)	57,743	1.12 (15)	1.13	4.31	40
10/1/18 to 9/30/19	9.41	0.46	(0.30)	0.16	(0.46)	—	—	(0.46)	—	(0.30)	9.11	1.80	167,595	1.10 (15)	1.11	4.96	24
10/1/17 to 9/30/18	9.42	0.41	(0.01)	0.40	(0.41)	—	—	(0.41)	—	(0.01)	9.41	4.33	196,025	1.09	1.12	4.31	37
10/1/16 to 9/30/17	9.42	0.37	0.02	0.39	(0.39)	—	—	(0.39)	—	—	9.42	4.28	223,055	1.10 (7)	1.16	3.95	95
10/1/15 to 9/30/16	9.36	0.34	0.06	0.40	(0.34)	—	—	(0.34)	—	0.06	9.42	4.42	227,588	1.23 (16)	1.24	3.67	48
Class C
10/1/20 to 3/31/21(6)	$ 8.59	0.11	0.35	0.46	(0.11)	—	—	(0.11)	—	0.35	$ 8.94	5.41%	$ 15,114	1.78% (15)	1.86%	2.56%	36%
10/1/19 to 9/30/20	9.12	0.30	(0.52)	(0.22)	(0.31)	—	—	(0.31)	—	(0.53)	8.59	(2.36)	27,287	1.86 (15)	1.92	3.47	40
10/1/18 to 9/30/19	9.42	0.39	(0.30)	0.09	(0.39)	—	—	(0.39)	—	(0.30)	9.12	1.05	47,050	1.86 (15)	1.92	4.23	24
10/1/17 to 9/30/18	9.44	0.33	(0.01)	0.32	(0.34)	—	—	(0.34)	—	(0.02)	9.42	3.45	78,558	1.84	1.91	3.55	37
10/1/16 to 9/30/17	9.43	0.30	0.03	0.33	(0.32)	—	—	(0.32)	—	0.01	9.44	3.50	97,800	1.85 (7)	1.92	3.20	95
10/1/15 to 9/30/16	9.37	0.27	0.06	0.33	(0.27)	—	—	(0.27)	—	0.06	9.43	3.63	111,839	1.98	1.99	2.92	48
Class I
10/1/20 to 3/31/21(6)	$ 8.57	0.16	0.35	0.51	(0.16)	—	—	(0.16)	—	0.35	$ 8.92	5.94%	$127,594	0.78% (15)	0.84%	3.53%	36%
10/1/19 to 9/30/20	9.10	0.39	(0.52)	(0.13)	(0.40)	—	—	(0.40)	—	(0.53)	8.57	(1.39)	110,156	0.86 (15)	0.91	4.45	40
10/1/18 to 9/30/19	9.40	0.48	(0.30)	0.18	(0.48)	—	—	(0.48)	—	(0.30)	9.10	2.05	158,703	0.86 (15)	0.91	5.20	24
10/1/17 to 9/30/18	9.42	0.43	(0.02)	0.41	(0.43)	—	—	(0.43)	—	(0.02)	9.40	4.48	228,058	0.84	0.90	4.56	37
10/1/16 to 9/30/17	9.41	0.40	0.02	0.42	(0.41)	—	—	(0.41)	—	0.01	9.42	4.54	250,770	0.84 (7)	0.92	4.21	95
10/1/15 to 9/30/16	9.35	0.36	0.06	0.42	(0.36)	—	—	(0.36)	—	0.06	9.41	4.69	210,752	0.97	0.98	3.91	48
Class R6
10/1/20 to 3/31/21(6)	$ 8.57	0.16	0.34	0.50	(0.16)	—	—	(0.16)	—	0.34	$ 8.91	6.02%	$ 2,042	0.64% (15)	0.77%	3.70%	36%
10/1/19 to 9/30/20	9.11	0.37	(0.50)	(0.13)	(0.41)	—	—	(0.41)	—	(0.54)	8.57	(1.33)	2,746	0.70 (15)	0.82	4.51	40
10/1/18 to 9/30/19	9.40	0.49	(0.28)	0.21	(0.50)	—	—	(0.50)	—	(0.29)	9.11	2.31	219	0.71 (15)	0.84	5.35	24
10/1/17 to 9/30/18	9.42	0.44	(0.02)	0.42	(0.44)	—	—	(0.44)	—	(0.02)	9.40	4.60	105	0.75 (7)	0.86	4.70	37
11/3/16 (12) to 9/30/17	9.43	0.36	0.01	0.37	(0.38)	—	—	(0.38)	—	(0.01)	9.42	4.32	104	0.77 (7)	0.86	3.76	95 (13)

Newfleet Tax-Exempt Bond Fund
Class A
10/1/20 to 3/31/21(6)	$11.45	0.12	0.02	0.14	(0.12)	—	(0.09)	(0.21)	—	(0.07)	$11.38	1.21%	$ 38,756	0.85%	1.00%	2.08%	3%
10/1/19 to 9/30/20	11.34	0.25	0.11	0.36	(0.25)	—	—	(0.25)	—	0.11	11.45	3.17	37,078	0.85	1.01	2.21	6
10/1/18 to 9/30/19	10.88	0.27	0.53	0.80	(0.27)	—	(0.07)	(0.34)	—	0.46	11.34	7.50	38,374	0.85	0.99	2.47	4
10/1/17 to 9/30/18	11.28	0.31	(0.35)	(0.04)	(0.31)	—	(0.05)	(0.36)	—	(0.40)	10.88	(0.35)	36,238	0.85	0.99	2.78	15
10/1/16 to 9/30/17	11.55	0.31	(0.26)	0.05	(0.30)	—	(0.02)	(0.32)	—	(0.27)	11.28	0.48 (8)	46,657	0.85 (8)	1.03	2.78 (8)	9
1/1/16 to 9/30/16(14)	11.43	0.22	0.12	0.34	(0.22)	—	—	(0.22)	—	0.12	11.55	3.00	69,711	0.87 (11)	1.03	2.53	9
1/1/15 to 12/31/15	11.46	0.30	(0.03)	0.27	(0.29)	—	(0.01)	(0.30)	—	(0.03)	11.43	2.39	74,418	0.85	1.00	2.60	10
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Tax-Exempt Bond Fund (Continued)
Class C
10/1/20 to 3/31/21(6)	$11.45	0.08	— (9)	0.08	(0.07)	—	(0.09)	(0.16)	—	(0.08)	$11.37	0.74%	$ 4,741	1.60%	1.75%	1.33%	3%
10/1/19 to 9/30/20	11.34	0.17	0.10	0.27	(0.16)	—	—	(0.16)	—	0.11	11.45	2.40	8,145	1.60	1.74	1.47	6
10/1/18 to 9/30/19	10.89	0.19	0.52	0.71	(0.19)	—	(0.07)	(0.26)	—	0.45	11.34	6.60	11,194	1.60	1.73	1.73	4
10/1/17 to 9/30/18	11.29	0.22	(0.34)	(0.12)	(0.23)	—	(0.05)	(0.28)	—	(0.40)	10.89	(1.09)	15,238	1.60	1.73	2.03	15
10/1/16 to 9/30/17	11.55	0.23	(0.25)	(0.02)	(0.22)	—	(0.02)	(0.24)	—	(0.26)	11.29	(0.18) (8)	20,832	1.60 (8)	1.78	2.03 (8)	9
1/1/16 to 9/30/16(14)	11.43	0.15	0.13	0.28	(0.16)	—	—	(0.16)	—	0.12	11.55	2.42	26,833	1.61 (11)	1.78	1.78	9
1/1/15 to 12/31/15	11.46	0.21	(0.03)	0.18	(0.20)	—	(0.01)	(0.21)	—	(0.03)	11.43	1.62	30,316	1.60	1.75	1.85	10
Class I
10/1/20 to 3/31/21(6)	$11.45	0.13	0.02	0.15	(0.13)	—	(0.09)	(0.22)	—	(0.07)	$11.38	1.34%	$ 64,248	0.60%	0.78%	2.33%	3%
10/1/19 to 9/30/20	11.34	0.28	0.10	0.38	(0.27)	—	—	(0.27)	—	0.11	11.45	3.43	67,924	0.60	0.78	2.46	6
10/1/18 to 9/30/19	10.88	0.30	0.53	0.83	(0.30)	—	(0.07)	(0.37)	—	0.46	11.34	7.76	84,588	0.60	0.78	2.72	4
10/1/17 to 9/30/18	11.28	0.33	(0.34)	(0.01)	(0.34)	—	(0.05)	(0.39)	—	(0.40)	10.88	(0.10)	102,516	0.60	0.74	3.03	15
10/1/16 to 9/30/17	11.55	0.34	(0.26)	0.08	(0.33)	—	(0.02)	(0.35)	—	(0.27)	11.28	0.73 (8)	100,062	0.60 (8)	0.79	3.04 (8)	9
1/1/16 to 9/30/16(14)	11.43	0.24	0.12	0.36	(0.24)	—	—	(0.24)	—	0.12	11.55	3.19	104,679	0.62 (11)	0.78	2.78	9
1/1/15 to 12/31/15	11.46	0.33	(0.03)	0.30	(0.32)	—	(0.01)	(0.33)	—	(0.03)	11.43	2.64	90,912	0.60	0.77	2.85	10

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	State Street Bank & Trust, custodian for some of the Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
Newfleet Core Plus Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet High Yield Fund 0.08% (Class A), 0.08% (Class C), 0.08% (Class I), 0.00% (Class R6)
Newfleet Multi-Sector Intermediate Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet Tax-Exempt Bond Fund 0.01% (Class A), 0.01% (Class C), 0.01% (Class I)Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
Newfleet Core Plus Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet High Yield Fund 0.08% (Class A), 0.08% (Class C), 0.08% (Class I), 0.00% (Class R6)
Newfleet Multi-Sector Intermediate Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet Tax-Exempt Bond Fund 0.01% (Class A), 0.01% (Class C), 0.01% (Class I)
(9)	Amount is less than $0.005 per share.
(10)	Payment from affiliate had no impact on total return.
(11)	Net expense ratio includes extraordinary proxy expenses.
(12)	Inception date.
(13)	Portfolio turnover is representative of the Fund for the entire period.
(14)	The Fund changed its fiscal year end to September 30, during the period.
(15)	Ratios of total expenses excluding interest expense on borrowings for period ended March 31, 2021, year ended September 30, 2020 and 2019, were 0.94% (Class A), 1.69% (Class C), 0.69% (Class I) and 0.55% (Class R6).
(16)	The share class is currently under its expense limitation.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2021
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 20 funds of the Trust are offered for sale, of which 6 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds are diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Newfleet Core Plus Bond Fund	High total return from both current income and capital appreciation.
Newfleet High Yield Fund	High current income and a secondary objective of capital growth.
Newfleet Low Duration Core Plus Bond Fund	To provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.
Newfleet Multi-Sector Intermediate Bond Fund	Maximizing current income while preserving capital.
Newfleet Senior Floating Rate Fund	High total return from both current income and capital appreciation.
Newfleet Tax-Exempt Bond Fund	Providing a high level of current income that is exempt from federal income tax.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares and Class I shares. All of the Funds with the exception of the Newfleet Tax-Exempt Bond Fund offer Class R6 shares.
Class A shares of Newfleet Low Duration Core Plus Bond Fund are sold with a front-end sales charge of 2.25% with some exceptions. Class A shares of the Newfleet Senior Floating Rate Fund and Newfleet Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, and Newfleet Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares of Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, Newfleet Multi-Sector Intermediate Bond Fund, Newfleet Senior Floating Rate Fund and Newfleet Tax-Exempt Bond Fund, and purchase greater than $249,999 of Class C shares of Newfleet Low Duration Core Plus Bond Fund, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2021, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2017 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Interest-Only and Principal-Only Securities
Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
As of March 31, 2021, the Funds had the following unfunded loan commitments:

Fund/Borrower	Unfunded Loan Commitment
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Cano Health LLC (3 month LIBOR + 4.750%) 4.750%, 11/19/27	$190
DG Investment Intermediate Holdings 2, Inc. (3 month LIBOR + 3.750%) 0.000%, 12/23/24	39
Hillman Group, Inc. (The) (3 month LIBOR + 2.750%) 0.000%, 2/24/28	38
National Mentor Holdings, Inc. (3 month LIBOR + 1.000%) 1.000%, 3/1/28	46
Precision Medicine Group LLC (3 month LIBOR + 1.000%) 1.000%, 11/18/27	76
Southern Veterinary Partners LLC (3 month LIBOR + 4.000%) 4.000%, 10/1/27	89
TricorBraun, Inc. (6 month LIBOR + 3.250%) 0.608%, 3/3/28	77
Virtus Newfleet Senior Floating Rate Fund
Cano Health LLC (3 month LIBOR + 4.750%) 4.750%, 11/19/27	235
DG Investment Intermediate Holdings 2, Inc. (3 month LIBOR + 3.750%) 0.000%, 12/23/24	72
HAH Group Holding Co. LLC (3 month LIBOR + 0.000%) 5.000%, 10/22/27	124
Hillman Group, Inc. (The) (3 month LIBOR + 2.750%) 0.000%, 2/24/28	60
National Mentor Holdings, Inc. (3 month LIBOR + 1.000%) 1.000%, 3/1/28	107
Precision Medicine Group LLC (3 month LIBOR + 1.000%) 1.000%, 11/18/27	75
Southern Veterinary Partners LLC (3 month LIBOR + 4.000%) 4.000%, 10/1/27	105
TricorBraun, Inc. (4 month LIBOR + 0.500%) 0.500%, 3/3/28	144

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
J.	Securities Lending
Effective October 1, 2020, the Funds may resume loaning securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2021, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Counterparty	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Newfleet Core Plus Bond Fund	BNYM	$ 754	$ 754	$ —
Newfleet High Yield Fund	BNYM	1,397	1,397	—
Newfleet Low Duration Core Plus Bond Fund	BNYM	3,450	3,450	—
Newfleet Multi-Sector Intermediate Bond Fund	BNYM	2,727	2,727	—
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $1 Billion	$1+ Billion
Newfleet Core Plus Bond Fund	0.45%	0.40%
Newfleet Tax-Exempt Bond Fund	0.45	0.40

	First $2 Billion	$2+ Billion
Newfleet Low Duration Core Plus Bond Fund	0.40%	0.375%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Newfleet High Yield Fund*	0.55%	0.50%	0.45%
Newfleet Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Newfleet Senior Floating Rate Fund	0.45%	0.40%	0.38%

*	Effective December 1, 2020. Prior to December 1, 2020, the Adviser’s fee on average daily net assets was as follows: 0.65% on the first $1 billion, 0.60% on the next $1 billion and 0.55% in excess of $2 billion.
B.	Subadviser
Newfleet Asset Management, LLC (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2022. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Newfleet Core Plus Bond Fund	0.80%	1.55%	0.55%	0.43%
Newfleet High Yield Fund	1.00	1.75	0.75	0.59 *
Newfleet Low Duration Core Plus Bond Fund	0.75	1.50	0.50	0.43
Newfleet Multi-Sector Intermediate Bond Fund	0.99	1.74	0.74	0.60
Newfleet Senior Floating Rate Fund	0.94	1.69	0.69	0.55
Newfleet Tax-Exempt Bond Fund	0.85	1.60	0.60	N/A
*	Effective December 1, 2020. For the period October 1, 2020 through November 30, 2020, the expense cap for Class R6 shares was 0.69%.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2021	2022	2023	2024	Total
Newfleet Core Plus Bond Fund
Class A	$ 39	$ 89	$ 94	$ 44	$ 266
Class C	11	12	11	5	39
Class I	29	84	147	80	340
Class R6	1	2	3	1	7
Newfleet High Yield Fund
Class A	71	182	169	61	483
Class C	14	8	8	3	33
Class I	11	26	36	15	88
Class R6	7	4	3	2	16
Newfleet Low Duration Core Plus Bond Fund
Class A	129	158	133	65	485
Class C	37	46	35	16	134
Class I	412	612	646	361	2,031
Class R6	—	— (1)	1	— (1)	1
Newfleet Multi-Sector Intermediate Bond Fund
Class A	38	85	76	30	229
Class C	24	50	33	12	119
Class I	82	168	203	100	553
Class R6	14	9	8	4	35
Newfleet Senior Floating Rate Fund
Class A	21	25	18	16	80
Class C	25	40	21	9	95
Class I	63	111	68	38	280
Class R6	— (1)	— (1)	3	2	5
Newfleet Tax-Exempt Bond Fund
Class A	23	53	57	28	161
Class C	9	18	14	5	46
Class I	55	160	138	62	415
(1)	Amount is less than $500.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2021, it retained net commissions of $10 for Class A shares and CDSC of $—(1) and $7 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount is less than $500.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended March 31, 2021, the Funds incurred administration fees totaling $680 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2021, the Funds incurred transfer agent fees totaling $307 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Payment from Affiliate
During the period ended March 31, 2021, Newfleet reimbursed Newfleet Multi-Sector Intermediate Bond Fund for losses. These amounts are included in “Net increase from payment by affiliates” in the Statements of Operations. There was no impact on the total return.
H.	Investments in Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended March 31, 2021, the Funds did not engage in Rule 17a-7 of the 1940 Act transactions.
I.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2021.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2021, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$ 31,979	$ 25,589
Newfleet High Yield Fund	25,521	27,422
Newfleet Low Duration Core Plus Bond Fund	278,326	133,483
Newfleet Multi-Sector Intermediate Bond Fund	172,653	258,512
Newfleet Senior Floating Rate Fund	86,504	76,046
Newfleet Tax-Exempt Bond Fund	3,119	7,738
Purchases and sales of long-term U.S. Government and agency securities for the Funds during the period ended March 31, 2021, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$ 4,239	$ 4,243
Newfleet Low Duration Core Plus Bond Fund	36,576	24,978
Newfleet Multi-Sector Intermediate Bond Fund	7,466	15,389

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Note 5. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	313	$ 3,735	379	$ 4,391	428	$ 1,798	505	$ 1,995
Reinvestment of distributions	30	354	72	830	240	1,006	533	2,107
Shares repurchased and cross class conversions	(418)	(4,956)	(434)	(5,003)	(588)	(2,464)	(1,909)	(7,549)
Net Increase / (Decrease)	(75)	$ (867)	17	$ 218	80	$ 340	(871)	$ (3,447)
Class C
Shares sold and cross class conversions	61	$ 704	296	$ 3,363	28	$ 113	272	$ 1,038
Reinvestment of distributions	2	30	7	76	11	47	26	100
Shares repurchased and cross class conversions	(204)	(2,370)	(230)	(2,556)	(301)	(1,249)	(200)	(749)
Net Increase / (Decrease)	(141)	$ (1,636)	73	$ 883	(262)	$ (1,089)	98	$ 389
Class I
Shares sold and cross class conversions	1,410	$ 17,044	2,331	$ 27,455	578	$ 2,431	1,354	$ 5,388
Reinvestment of distributions	68	823	144	1,700	57	239	121	480
Shares repurchased and cross class conversions	(745)	(8,974)	(1,843)	(21,382)	(1,171)	(4,942)	(1,052)	(4,267)
Net Increase / (Decrease)	733	$ 8,893	632	$ 7,773	(536)	$ (2,272)	423	$ 1,601
Class R6
Shares sold and cross class conversions	25	$ 298	60	$ 712	143	$ 602	164	$ 625
Reinvestment of distributions	1	12	2	25	7	30	12	47
Shares repurchased and cross class conversions	(30)	(358)	(57)	(673)	(55)	(225)	(89)	(348)
Net Increase / (Decrease)	(4)	$ (48)	5	$ 64	95	$ 407	87	$ 324

	Newfleet Low Duration Core Plus Bond Fund				Newfleet Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,986	$ 21,845	3,156	$ 34,300	1,206	$ 12,422	1,689	$ 16,867
Reinvestment of distributions	53	582	147	1,585	108	1,110	266	2,642
Shares repurchased and cross class conversions	(1,390)	(15,291)	(2,795)	(29,956)	(869)	(8,979)	(2,633)	(25,275)
Net Increase / (Decrease)	649	$ 7,136	508	$ 5,929	445	$ 4,553	(678)	$ (5,766)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
	Newfleet Low Duration Core Plus Bond Fund				Newfleet Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	366	$ 4,017	855	$ 9,220	168	$ 1,756	796	$ 8,032
Reinvestment of distributions	7	78	25	267	32	332	88	882
Shares repurchased and cross class conversions	(670)	(7,365)	(956)	(10,322)	(1,090)	(11,359)	(1,724)	(17,226)
Net Increase / (Decrease)	(297)	$ (3,270)	(76)	$ (835)	(890)	$ (9,271)	(840)	$ (8,312)
Class I
Shares sold and cross class conversions	21,391	$ 235,369	20,700	$ 223,570	3,638	$ 37,479	20,726	$ 200,606
Reinvestment of distributions	342	3,760	787	8,507	273	2,806	544	5,397
Shares repurchased and cross class conversions	(7,655)	(84,149)	(17,292)	(184,467)	(12,426)	(127,971)	(8,918)	(86,555)
Net Increase / (Decrease)	14,078	$ 154,980	4,195	$ 47,610	(8,515)	$ (87,686)	12,352	$ 119,448
Class R6
Shares sold and cross class conversions	—	$ —	9	$ 95	109	$ 1,138	230	$ 2,255
Reinvestment of distributions	— (1)	2	1	7	8	80	17	169
Shares repurchased and cross class conversions	(9)	(100)	(—) (1)	(1)	(125)	(1,293)	(127)	(1,288)
Net Increase / (Decrease)	(9)	$ (98)	10	$ 101	(8)	$ (75)	120	$ 1,136
(1)	Amount is less than 500 shares.

	Newfleet Senior Floating Rate Fund				Newfleet Tax-Exempt Bond Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,383	$ 12,300	3,363	$ 28,888	345	$ 3,936	349	$ 3,963
Reinvestment of distributions	97	852	477	4,209	50	577	58	656
Shares repurchased and cross class conversions	(688)	(6,073)	(15,504)	(131,601)	(227)	(2,593)	(551)	(6,226)
Net Increase / (Decrease)	792	$ 7,079	(11,664)	$ (98,504)	168	$ 1,920	(144)	$ (1,607)
Class C
Shares sold and cross class conversions	45	$ 400	207	$ 1,818	18	$ 206	143	$ 1,644
Reinvestment of distributions	33	293	136	1,174	9	108	11	124
Shares repurchased and cross class conversions	(1,564)	(13,919)	(2,322)	(19,895)	(322)	(3,679)	(429)	(4,852)
Net Increase / (Decrease)	(1,486)	$ (13,226)	(1,979)	$ (16,903)	(295)	$ (3,365)	(275)	$ (3,084)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
	Newfleet Senior Floating Rate Fund				Newfleet Tax-Exempt Bond Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	4,282	$ 37,768	5,589	$ 48,418	507	$ 5,818	827	$ 9,363
Reinvestment of distributions	114	1,007	396	3,427	103	1,175	125	1,425
Shares repurchased and cross class conversions	(2,944)	(25,859)	(10,563)	(90,886)	(894)	(10,263)	(2,476)	(27,869)
Net Increase / (Decrease)	1,452	$ 12,916	(4,578)	$ (39,041)	(284)	$ (3,270)	(1,524)	$ (17,081)
Class R6
Shares sold and cross class conversions	5	$ 47	579	$ 5,154	—	$ —	—	$ —
Reinvestment of distributions	5	44	10	84	—	—	—	—
Shares repurchased and cross class conversions	(101)	(900)	(292)	(2,321)	—	—	—	—
Net Increase / (Decrease)	(91)	$ (809)	297	$ 2,917	—	$ —	—	$ —
Note 6. 10% Shareholders
As of March 31, 2021, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Newfleet Core Plus Bond Fund	24%	1
Newfleet Low Duration Core Plus Bond Fund	48	3
Newfleet Multi-Sector Intermediate Bond Fund	31	2
Newfleet Senior Floating Rate Fund	33	1
*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At March 31, 2021, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds (with the exception of the Newfleet Senior Floating Rate Fund) and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 10, 2022. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended March, 31, 2021, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Fund had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Newfleet Multi-Sector Intermediate Bond Fund	$1	$6,780	1.29%	5
Note 11. Borrowings
($ reported in thousands)
On May 6, 2020, the Newfleet Senior Floating Rate Fund amended its Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $70,000. Borrowings under the Agreement are collateralized by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at LIBOR plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is outstanding as a loan to the Fund. Total commitment fees paid for the period ended March 31, 2021, were $72 and are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Agreement has a term that extends until the 179th day after the date that the lender delivers a “notice of termination” to the Fund. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. For the period ended March 31, 2021, the average daily borrowings under the Agreement and the weighted daily average interest rate were $3,401 and 1.023%, respectively. At March 31, 2021, the Fund had $2,000 outstanding borrowings with an interest rate of 1.009%.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2021, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet Core Plus Bond Fund	$ 110,872	$ 3,384	$ (1,280)	$ 2,104
Newfleet High Yield Fund	58,516	2,436	(1,041)	1,395
Newfleet Low Duration Core Plus Bond Fund	661,276	8,227	(1,834)	6,393
Newfleet Multi-Sector Intermediate Bond Fund	325,709	9,894	(6,829)	3,065
Newfleet Senior Floating Rate Fund	224,975	1,460	(3,733)	(2,273)
Newfleet Tax-Exempt Bond Fund	97,119	8,276	(37)	8,239
Certain Funds have capital loss carryovers available to offset future realized capital gains, if any, to the extent permitted by the Internal Revenue Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended September 30, 2020, the Funds’ capital loss carryovers were as follows:
	Short-Term	Long-Term
Newfleet Core Plus Bond Fund	$ —	$ 477
Newfleet High Yield Fund	978	3,876
Newfleet Low Duration Core Plus Bond Fund	1,672	1,513
Newfleet Multi-Sector Intermediate Bond Fund	2,875	17,276
Newfleet Senior Floating Rate Fund	3,415	39,749
Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2020, the following Funds deferred and recognized qualified late year losses as follows:
	Capital Loss Deferred	Capital Loss Recognized
Newfleet Core Plus Bond Fund	$ —	$ (103)
Newfleet High Yield Fund	457	(698)
Newfleet Low Duration Core Plus Bond Fund	745	(328)
Newfleet Multi-Sector Intermediate Bond Fund	—	(4,622)
Newfleet Senior Floating Rate Fund	19,778	(9,330)
Newfleet Tax-Exempt Bond Fund	—	(145)
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
INTERMEDIATE BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND
VIRTUS NEWFLEET TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Newfleet Asset Management, LLC (the “Subadviser”) with respect to the Funds of the Trust. At virtual meetings held on November 3, 2020, and November 16-18, 2020 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Funds. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Funds by VIA and the Subadviser; (b) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadviser(s), including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
INTERMEDIATE BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND
VIRTUS NEWFLEET TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that the Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ summary and statutory prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Funds.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and their respective portfolio compositions, as well as the Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to each Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2020.
Virtus Newfleet Core Plus Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 5- and 10-year periods and underperformed the median of its Performance Universe for the 1- and 3-year periods. The Board also noted that the Fund underperformed its benchmark for the 1- and 3-year periods, that the Fund’s performance was equal to the median of its Performance Universe for the 5-year period and that the Fund outperformed its benchmark for the 10-year period.
Virtus Newfleet High Yield Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5- year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Newfleet Low Duration Core Plus Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 10-year period and underperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund outperformed its benchmark for the 10-year period and underperformed its benchmark for the 1-, 3- and 5- year periods.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
INTERMEDIATE BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND
VIRTUS NEWFLEET TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus Newfleet Senior Floating Rate Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and outperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Newfleet Tax-Exempt Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- 5- and 10-year periods.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, reasons discussed for certain Fund’s underperformance and/or actions taken to address the underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee included advisory fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders, and that VIA had proposed to lower the expense cap in place for Virtus Newfleet High Yield Fund Class R6 shares. The Board also noted that the subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Newfleet Core Plus Bond Fund (fka Virtus Newfleet Bond Fund). The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus Newfleet High Yield Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus Newfleet Low Duration Core Plus Bond Fund (fka Virtus Newfleet Low Duration Income Fund). The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Group and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Newfleet Senior Floating Rate Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Newfleet Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile median of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower Class R6 share expense cap to limit the total expenses of Virtus Newfleet High Yield Fund and approved implementing a five basis point breakpoint reduction to 0.55% for assets under management up to one billion, 0.50% for assets under management of one billion or greater up to two billion, and 0.45% for assets under management of two billion or greater for Virtus Newfleet High Yield Fund.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
INTERMEDIATE BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND
VIRTUS NEWFLEET TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that expense caps were also in place for the Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Fund that does not currently have breakpoints. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through January 31, 2022, and had agreed to lower the Class R6 share expense cap applicable to Virtus Newfleet High Yield Fund. The Board then concluded that no other changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current sizes of the Funds managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the applicable Agreements. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
R. Keith Walton
Brian T. Zino
Advisory Board Members
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8640	05-21

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2021
Virtus Duff & Phelps Global Infrastructure Fund
Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps International Real Estate Securities Fund
Virtus Duff & Phelps Real Asset Fund*
Virtus FORT Trend Fund
Virtus KAR Emerging Markets Small-Cap Fund
Virtus KAR International Small-Cap Fund
Virtus KAR International Small-Mid Cap Fund
Virtus Vontobel Global Opportunities Fund
Virtus Vontobel Greater European Opportunities Fund
*Prospectus supplement applicable to this fund appears at the back of this annual report.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2021.
Monetary support and fiscal stimulus drove strong returns for global markets during the period as optimism about vaccinations increased and economic indicators improved. For the six months, U.S. small-cap stocks, which gained 48.06% as measured by the Russell 2000® Index, strongly outperformed large-capitalization stocks, which returned 19.07%, as measured by the S&P 500® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 20.08%, and emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 22.43%.
In fixed income markets, the yield on the 10-year Treasury rose sharply to 1.74% on March 31, 2021, from 0.69% on September 30, 2020, based on inflation fears. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, was down 2.73% for the six-month period, but non-investment grade bonds, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, were up 7.36%.
On behalf of the Virtus Funds and our investment managers, I thank you for entrusting us with your assets. To learn more about the other investment strategies we offer, please visit Virtus.com. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2021
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.
1

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 1,108.50	1.28%	$ 6.73
	Class C	1,000.00	1,103.80	2.01	10.54
	Class I	1,000.00	1,109.80	1.03	5.42
	Class R6	1,000.00	1,111.00	0.85	4.47
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	1,193.20	1.40	7.66
	Class C	1,000.00	1,188.70	2.15	11.73
	Class I	1,000.00	1,194.90	1.15	6.29
	Class R6	1,000.00	1,196.50	0.89	4.87
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	1,160.50	1.50	8.08
	Class C	1,000.00	1,156.00	2.25	12.09
	Class I	1,000.00	1,162.20	1.25	6.74
Duff & Phelps Real Asset Fund
	Class A	1,000.00	1,152.30	0.88	4.72
	Class C	1,000.00	1,147.20	1.71	9.15
	Class I	1,000.00	1,153.50	0.63	3.38
FORT Trend Fund
	Class A	1,000.00	1,001.40	1.58	7.88
	Class C	1,000.00	997.10	2.35	11.70
	Class I	1,000.00	1,002.00	1.35	6.74
	Class R6	1,000.00	1,002.70	1.24	6.19
KAR Emerging Markets Small-Cap Fund
	Class A	1,000.00	1,154.30	1.85	9.94
	Class C	1,000.00	1,150.70	2.60	13.94
	Class I	1,000.00	1,155.80	1.60	8.60
	Class R6	1,000.00	1,157.30	1.42	7.64
KAR International Small-Cap Fund
	Class A	1,000.00	1,233.40	1.52	8.46
	Class C	1,000.00	1,229.60	2.24	12.45
	Class I	1,000.00	1,235.40	1.25	6.97
	Class R6	1,000.00	1,236.20	1.15	6.41
2

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
KAR International Small-Mid Cap Fund
	Class A	$1,000.00	$1,201.50	1.45%	$ 7.96
	Class C	1,000.00	1,197.50	2.20	12.05
	Class I	1,000.00	1,203.00	1.20	6.59
	Class R6	1,000.00	1,203.60	1.10	6.04
Vontobel Global Opportunities Fund
	Class A	1,000.00	1,109.50	1.36	7.15
	Class C	1,000.00	1,105.20	2.11	11.07
	Class I	1,000.00	1,110.30	1.09	5.73
	Class R6	1,000.00	1,111.60	0.90	4.74
Vontobel Greater European Opportunities Fund
	Class A	1,000.00	1,105.50	1.42	7.45
	Class C	1,000.00	1,101.80	2.17	11.37
	Class I	1,000.00	1,107.40	1.16	6.09

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 1,018.55	1.28%	$ 6.44
	Class C	1,000.00	1,014.91	2.01	10.10
	Class I	1,000.00	1,019.80	1.03	5.19
	Class R6	1,000.00	1,020.69	0.85	4.28
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	1,017.95	1.40	7.04
	Class C	1,000.00	1,014.21	2.15	10.80
	Class I	1,000.00	1,019.20	1.15	5.79
	Class R6	1,000.00	1,020.49	0.89	4.48
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	1,017.45	1.50	7.54
	Class C	1,000.00	1,013.71	2.25	11.30
	Class I	1,000.00	1,018.70	1.25	6.29
Duff & Phelps Real Asset Fund
	Class A	1,000.00	1,020.54	0.88	4.43
	Class C	1,000.00	1,016.40	1.71	8.60
	Class I	1,000.00	1,021.79	0.63	3.18
3

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
		Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
FORT Trend Fund
	Class A	$1,000.00	$1,017.05	1.58%	$ 7.95
	Class C	1,000.00	1,013.21	2.35	11.80
	Class I	1,000.00	1,018.20	1.35	6.79
	Class R6	1,000.00	1,018.75	1.24	6.24
KAR Emerging Markets Small-Cap Fund
	Class A	1,000.00	1,015.71	1.85	9.30
	Class C	1,000.00	1,011.97	2.60	13.04
	Class I	1,000.00	1,016.95	1.60	8.05
	Class R6	1,000.00	1,017.85	1.42	7.14
KAR International Small-Cap Fund
	Class A	1,000.00	1,017.35	1.52	7.64
	Class C	1,000.00	1,013.76	2.24	11.25
	Class I	1,000.00	1,018.70	1.25	6.29
	Class R6	1,000.00	1,019.20	1.15	5.79
KAR International Small-Mid Cap Fund
	Class A	1,000.00	1,017.70	1.45	7.29
	Class C	1,000.00	1,013.96	2.20	11.05
	Class I	1,000.00	1,018.95	1.20	6.04
	Class R6	1,000.00	1,019.45	1.10	5.54
Vontobel Global Opportunities Fund
	Class A	1,000.00	1,018.15	1.36	6.84
	Class C	1,000.00	1,014.41	2.11	10.60
	Class I	1,000.00	1,019.50	1.09	5.49
	Class R6	1,000.00	1,020.44	0.90	4.53
Vontobel Greater European Opportunities Fund
	Class A	1,000.00	1,017.85	1.42	7.14
	Class C	1,000.00	1,014.11	2.17	10.90
	Class I	1,000.00	1,019.15	1.16	5.84

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
4

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Crest Depository Interest (“CDI”)
A Crest Depository Interest is a UK financial security that represents a stock traded on a stock exchange outside the UK. CDIs are issued by CREST, and one CDI is the equivalent of one share of an eligible foreign stock.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Global Depositary Receipt (GDR)
A certificate issued by a bank that represents shares in a foreign stock on two or more global markets.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Standard & Poor’s Depositary Receipt (SPDR®)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
5

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) March 31, 2021
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
U.S. Treasury-Inflation Protected Securities (“TIPS”)
A United States Treasury security that is indexed to inflation in order to protect investors from the negative effects of inflation.
6

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2021
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2021.
Duff & Phelps Global Infrastructure Fund
Utilities	44%
Industrials	31
Energy	12
Real Estate	10
Communication Services	3
Total	100%
Duff & Phelps Global Real Estate Securities Fund
Industrial/Office REITs	22%
Residential REITs	19
Retail REITs	12
Real Estate Operating Companies	10
Office REITs	7
Health Care REITs	6
Diversified REITs	5
Other (includes short-term investment)	19
Total	100%

Duff & Phelps International Real Estate Securities Fund
Real Estate Operating Companies	24%
Office REITs	18
Industrial/Office REITs	16
Residential REITs	12
Retail REITs	10
Diversified Real Estate Activities REITs	7
Diversified REITs	7
Other REITs	6
Total	100%
Duff & Phelps Real Asset Fund
Affiliated Mutual Funds	66%
Exchange-Traded Funds	31
Short-Term Investment	3
Total	100%

FORT Trend Fund
Short-Term Investments		100%
Money Market Mutual Fund	6%
U.S. Government Securities	94
Total		100%
KAR Emerging Markets Small-Cap Fund
Industrials	33%
Information Technology	14
Consumer Staples	13
Communication Services	12
Financials	10
Consumer Discretionary	7
Health Care	3
Other (includes short-term investment)	8
Total	100%

KAR International Small-Cap Fund
Industrials	27%
Communication Services	18
Financials	18
Information Technology	10
Consumer Discretionary	7
Health Care	4
Consumer Staples	4
Other (includes short-term investment)	12
Total	100%
KAR International Small-Mid Cap Fund
Industrials	30%
Communication Services	22
Financials	12
Information Technology	10
Consumer Discretionary	10
Health Care	3
Energy	2
Other (includes short-term investment)	11
Total	100%

7

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2021
Vontobel Global Opportunities Fund
Information Technology	26%
Consumer Discretionary	19
Health Care	14
Consumer Staples	13
Financials	9
Communication Services	8
Industrials	8
Other	3
Total	100%
Vontobel Greater European Opportunities Fund
Industrials	24%
Consumer Discretionary	17
Consumer Staples	17
Health Care	14
Information Technology	10
Financials	6
Materials	6
Other (includes short-term investment)	6
Total	100%

8

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.7%
Communication Services—2.8%
Cellnex Telecom SA (Spain)	41,710	$ 2,402
Energy—11.8%
Cheniere Energy, Inc. (United States)(1)	28,852	2,078
Enbridge, Inc. (Canada)	97,683	3,556
ONEOK, Inc. (United States)	16,840	853
Pembina Pipeline Corp. (Canada)	35,597	1,028
Targa Resources Corp. (United States)	30,390	965
TC Energy Corp. (Canada)	38,845	1,777
		10,257

Industrials—30.6%
Aena SME SA (Spain)	24,456	3,966
Aeroports de Paris (France)(1)	14,890	1,779
Atlantia SpA (Italy)(1)	93,163	1,743
Auckland International Airport Ltd. (New Zealand)(1)	211,992	1,161
Canadian Pacific Railway Ltd. (Canada)	4,065	1,542
Flughafen Zuerich AG (Switzerland)(1)	8,075	1,327
Norfolk Southern Corp. (United States)	10,691	2,871
Sydney Airport (Australia)(1)	436,137	2,050
Transurban Group (Australia)	461,477	4,669
Union Pacific Corp. (United States)	15,214	3,353
Vinci SA (France)	20,583	2,109
		26,570

Real Estate—9.9%
American Tower Corp. (United States)	20,392	4,875
	Shares	Value

Real Estate—continued
Crown Castle International Corp. (United States)	21,600	$ 3,718
		8,593

Utilities—44.6%
Ameren Corp. (United States)	16,713	1,360
American Electric Power Co., Inc. (United States)	10,921	925
American Water Works Co., Inc. (United States)	9,094	1,363
Atmos Energy Corp. (United States)	19,300	1,908
CenterPoint Energy, Inc. (United States)	70,625	1,600
CMS Energy Corp. (United States)	22,866	1,400
Dominion Energy, Inc. (United States)	48,684	3,698
DTE Energy Co. (United States)	9,784	1,303
Edison International (United States)	24,941	1,461
Enel SpA (Italy)	143,720	1,431
Energias de Portugal SA (Portugal)	275,937	1,576
Essential Utilities, Inc. (United States)	28,191	1,262
Iberdrola SA (Spain)	126,013	1,623
National Grid plc (United Kingdom)	191,874	2,285
Naturgy Energy Group SA (Spain)	45,429	1,113
NextEra Energy, Inc. (United States)	77,439	5,855
Orsted A/S (Denmark)	13,451	2,172
Public Service Enterprise Group, Inc. (United States)	39,505	2,379
Sempra Energy (United States)	23,244	3,082
	Shares	Value

	Utilities—continued
Southern Co. (The) (United States)	13,995	$ 870
		38,666

	Total Common Stocks (Identified Cost $72,245)	86,488

	Total Long-Term Investments—99.7% (Identified Cost $72,245)	86,488

	TOTAL INVESTMENTS—99.7% (Identified Cost $72,245)	$86,488
	Other assets and liabilities, net—0.3%	296
	NET ASSETS—100.0%	$86,784

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	54%
Spain	11
Canada	9
Australia	7
France	5
Italy	4
United Kingdom	3
Other	7
Total	100%
† % of total investments as of March 31, 2021.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$86,488	$86,488
Total Investments	$86,488	$86,488
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Financial Statements
9

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—96.1%
Australia—3.5%
Dexus	591,339	$ 4,379
GPT Group (The) - In Specie(1)(2)	13,566	—
National Storage REIT	2,673,333	4,061
NEXTDC Ltd.(2)	373,476	2,956
		11,396

Belgium—1.0%
Warehouses De Pauw CVA	99,337	3,283
Canada—4.3%
Allied Properties Real Estate Investment Trust	97,650	3,158
Boardwalk Real Estate Investment Trust	160,000	4,623
Granite Real Estate Investment Trust	51,829	3,151
Summit Industrial Income REIT	280,400	3,182
		14,114

France—2.5%
Gecina SA	24,200	3,332
Klepierre SA	211,580	4,934
		8,266

Germany—4.5%
Aroundtown SA	795,180	5,660
Deutsche Wohnen SE	70,500	3,289
Vonovia SE	88,294	5,767
		14,716

Hong Kong—2.8%
Link REIT	386,504	3,520
Swire Properties Ltd.	1,811,000	5,603
		9,123

India—1.0%
Ascendas India Trust	2,940,800	3,236
Ireland—1.0%
Irish Residential Properties REIT plc	1,690,800	3,236
Japan—9.6%
Invesco Office J-REIT, Inc.	25,727	4,050
Kenedix Office Investment Corp.	439	3,121
Kenedix Residential Next Investment Corp.	1,885	3,677
Mitsubishi Estate Co., Ltd.	541,400	9,449
Mitsui Fudosan Logistics Park, Inc.	1,252	6,185
Nippon Prologis REIT, Inc.	1,605	5,153
		31,635

Singapore—0.8%
Mapletree Industrial Trust	1,366,800	2,784
	Shares	Value

Spain—2.3%
Inmobiliaria Colonial Socimi SA	313,500	$ 3,035
Merlin Properties Socimi SA	452,100	4,623
		7,658

Sweden—2.6%
Catena AB	85,000	3,747
Kungsleden AB	448,900	4,690
		8,437

United Kingdom—5.4%
Derwent London plc	71,810	3,196
Safestore Holdings plc	296,757	3,255
Segro plc	187,928	2,429
UNITE Group plc (The)(2)	393,500	5,788
Workspace Group plc	291,800	3,218
		17,886

United States—54.8%
Alexandria Real Estate Equities, Inc.	19,729	3,241
American Homes 4 Rent Class A	149,550	4,986
Apartment Income REIT Corp.	90,478	3,869
AvalonBay Communities, Inc.	46,565	8,592
Boston Properties, Inc.	46,685	4,727
Brixmor Property Group, Inc.	314,033	6,353
Cousins Properties, Inc.	160,900	5,688
CubeSmart	191,175	7,232
CyrusOne, Inc.	46,985	3,182
Douglas Emmett, Inc.	99,405	3,121
Duke Realty Corp.	191,366	8,024
Equinix, Inc.	12,025	8,172
Equity Residential	96,465	6,910
Extra Space Storage, Inc.	55,165	7,312
Healthcare Trust of America, Inc. Class A	142,600	3,933
Healthpeak Properties, Inc.	229,900	7,297
Host Hotels & Resorts, Inc.(2)	104,806	1,766
Invitation Homes, Inc.	152,710	4,885
Mid-America Apartment Communities, Inc.	38,800	5,601
Prologis, Inc.	153,434	16,264
Regency Centers Corp.	71,850	4,075
Rexford Industrial Realty, Inc.	59,700	3,009
RLJ Lodging Trust	141,507	2,191
Ryman Hospitality Properties, Inc.(2)	47,635	3,692
SBA Communications, Corp.	15,100	4,191
Simon Property Group, Inc.	64,131	7,296
Spirit Realty Capital, Inc.	152,216	6,469
STORE Capital Corp.	146,035	4,892
	Shares	Value

United States—continued
Sun Communities, Inc.	53,906	$ 8,088
VEREIT, Inc.	125,880	4,862
VICI Properties, Inc.	110,250	3,113
Welltower, Inc.	101,300	7,256
		180,289

Total Common Stocks (Identified Cost $263,451)		316,059

Total Long-Term Investments—96.1% (Identified Cost $263,451)		316,059

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	3,172,288	3,172
Total Short-Term Investment (Identified Cost $3,172)		3,172

TOTAL INVESTMENTS—97.1% (Identified Cost $266,623)		$319,231
Other assets and liabilities, net—2.9%		9,453
NET ASSETS—100.0%		$328,684

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	58%
Japan	10
United Kingdom	6
Germany	5
Canada	4
Australia	3
Hong Kong	3
Other	11
Total	100%
† % of total investments as of March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
10

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$316,059	$316,059	$— (1)
Money Market Mutual Fund	3,172	3,172	—
Total Investments	$319,231	$319,231	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using significant observable inputs (Level 2) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2021.
See Notes to Financial Statements
11

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Australia—8.6%
Dexus	127,718	$ 946
GPT Group (The) - In Specie(1)(2)	588,920	—
National Storage REIT	401,504	610
NEXTDC Ltd.(2)	54,339	430
Scentre Group	240,000	514
		2,500

Belgium—1.6%
Warehouses De Pauw CVA	13,766	455
Canada—8.4%
Allied Properties Real Estate Investment Trust	22,300	721
Boardwalk Real Estate Investment Trust	29,600	855
Granite Real Estate Investment Trust	7,176	437
Summit Industrial Income REIT	37,900	430
		2,443

China—1.0%
GDS Holdings Ltd. ADR(2)	3,600	292
France—2.6%
Klepierre SA	31,831	742
Germany—10.5%
Aroundtown SA	146,640	1,044
Deutsche Wohnen SE	14,100	658
Vonovia SE	20,749	1,355
		3,057

Hong Kong—12.5%
Hysan Development Co., Ltd.	168,000	657
Link REIT	176,441	1,607
Swire Properties Ltd.	446,000	1,379
		3,643

India—1.9%
Ascendas India Trust	504,100	555
Ireland—2.7%
Irish Residential Properties REIT plc	416,000	796
	Shares	Value

Japan—24.2%
Ichigo Office REIT Investment Corp.	525	$ 450
Invesco Office J-REIT, Inc.	5,234	824
Kenedix Office Investment Corp.	132	938
Kenedix Residential Next Investment Corp.	426	831
Mitsubishi Estate Co., Ltd.	111,200	1,941
Mitsui Fudosan Logistics Park, Inc.	199	983
Nippon Prologis REIT, Inc.	338	1,085
		7,052

Singapore—2.6%
Mapletree Industrial Trust	372,000	758
Spain—5.2%
Inmobiliaria Colonial Socimi SA	58,500	566
Merlin Properties Socimi SA	92,800	949
		1,515

Sweden—4.5%
Catena AB	9,300	410
Kungsleden AB	85,500	893
		1,303

United Kingdom—12.2%
Derwent London plc	14,331	638
Safestore Holdings plc	60,726	666
Segro plc	36,368	470
UNITE Group plc (The)(2)	60,000	883
Workspace Group plc	81,000	893
		3,550

Total Common Stocks (Identified Cost $22,559)		28,661

Total Long-Term Investments—98.5% (Identified Cost $22,559)		28,661

TOTAL INVESTMENTS—98.5% (Identified Cost $22,559)		$28,661
Other assets and liabilities, net—1.5%		443
NET ASSETS—100.0%		$29,104
Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.

Country Weightings†
Japan	25%
Hong Kong	13
United Kingdom	12
Germany	11
Australia	9
Canada	8
Spain	5
Other	17
Total	100%
† % of total investments as of March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
12

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$28,661	$28,661	$— (1)
Total Investments	$28,661	$28,661	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using significant observable inputs (Level 2) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2021.
See Notes to Financial Statements
13

Duff & Phelps Real Asset Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds(1)—66.0%
Equity Funds—57.9%
Virtus Duff & Phelps Global Infrastructure Fund Class R6	315,044	$ 4,997
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6	147,117	5,046
Virtus Duff & Phelps Select MLP and Energy Fund Class I	350,359	2,617
		12,660

Fixed Income Fund—8.1%
Virtus Newfleet Senior Floating Rate Fund Class R6	197,017	1,756
Total Affiliated Mutual Funds (Identified Cost $10,252)		14,416

Exchange-Traded Funds(1)—31.2%
Invesco DB Agriculture Fund(2)	26,000	440
Invesco DB Commodity Index Tracking Fund(2)	123,224	2,047
Invesco DB Gold Fund(2)	17,500	864
	Shares	Value

Schwab U.S. TIPS ETF	14,200	$ 868
SPDR S&P Global Natural Resources ETF	51,750	2,601
Total Exchange-Traded Funds (Identified Cost $6,074)		6,820

Total Long-Term Investments—97.2% (Identified Cost $16,326)		21,236

Short-Term Investment—3.0%
Money Market Mutual Fund(1)—3.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)	655,354	655
Total Short-Term Investment (Identified Cost $655)		655

TOTAL INVESTMENTS—100.2% (Identified Cost $16,981)		$21,891
Other assets and liabilities, net—(0.2)%		(38)
NET ASSETS—100.0%		$21,853
Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	S&P Depositary Receipt
TIPS	Treasury-Inflation Protected Securities

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	Non-income producing.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Affiliated Mutual Funds	$14,416	$14,416
Exchange-Traded Funds	6,820	6,820
Money Market Mutual Fund	655	655
Total Investments	$21,891	$21,891
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
14

FORT Trend Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Short-Term Investments—95.2%
Money Market Mutual Fund—5.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)	9,935,372	$ 9,935
Total Money Market Mutual Fund (Identified Cost $9,935)		9,935

Par Value
U.S. Government Securities—89.6%
U.S. Treasury Bills
0.000%, 4/22/21	$24,000	24,000
	Par Value	Value
0.000%, 5/20/21	$25,000	$ 24,999
0.000%, 6/24/21	24,500	24,499
0.000%, 7/8/21	28,000	27,999
0.000%, 7/22/21	31,600	31,598
0.000%, 8/26/21	27,200	27,198
Total U.S. Government Securities (Identified Cost $160,269)		160,293

Total Short-Term Investments (Identified Cost $170,204)		170,228

TOTAL INVESTMENTS—95.2% (Identified Cost $170,204)		$170,228
Other assets and liabilities, net—4.8%		8,557
NET ASSETS—100.0%		$178,785
Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Exchange-Traded Futures contracts as of March 31, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
CAC 40 Index Future	April 2021	22	$ 1,565	$ 8	$ —
FTSE Taiwan Index Future	April 2021	84	4,867	74	—
Hang Seng Index Future	April 2021	5	911	3	—
5,000-oz. Silver Future	May 2021	(4)	(491)	30	—
Copper Future	May 2021	6	599	—	(19)
Crude Oil Future	May 2021	(30)	(1,775)	54	—
Gasoline RBOB Future	May 2021	(41)	(3,375)	10	—
Low Sulphur Gasoil Future	May 2021	(44)	(2,233)	—	(33)
Natural Gas Future	May 2021	(42)	(1,095)	—	(1)
NY Harbor ULSD Future	May 2021	(59)	(4,386)	39	—
10 Year Euro-Bund Future	June 2021	137	27,518	1	—
10 Year Japanese Bond Future	June 2021	19	25,939	20	—
10 Year U.K. Gilt Future	June 2021	8	1,407	—	(12)
10 Year U.S. Treasury Note Future	June 2021	77	10,082	—	(207)
30 Year U.S. Treasury Bond Future	June 2021	66	10,203	—	(292)
5 Year U.S. Treasury Note Future	June 2021	202	24,927	—	(69)
ASX SPI 200TM Future	June 2021	13	1,670	— (a)	—
Brent Crude Future	June 2021	(15)	(941)	26	—
British Pound Future	June 2021	16	1,378	—	(3)
DAX Index Future	June 2021	3	1,322	28	—
Dow Jones Index E-Mini Future	June 2021	33	5,428	29	—
Euro Currency Future	June 2021	(46)	(6,752)	91	—
Euro Stoxx 50 Future	June 2021	85	3,854	81	—
Euro-Bobl Future	June 2021	454	71,917	28	—
Euro-Schatz Future	June 2021	511	67,176	—	(2)
FTSE 100 Index Future	June 2021	13	1,197	—	(5)
Gold Future	June 2021	(4)	(686)	8	—
Japanese Yen Future	June 2021	(62)	(7,002)	129	—
Nasdaq 100 E-Mini Future	June 2021	26	6,807	40	—
Nikkei 225 Stock Average Future	June 2021	5	1,318	24	—
Russell 2000 E-Mini Future	June 2021	9	1,000	—	(48)
S&P 500 E-Mini Future	June 2021	85	16,861	153	—
S&P MidCap 400 E-Mini Future	June 2021	4	1,042	—	(5)
S&P/TSX 60 Index Future	June 2021	7	1,238	—	(9)
Swiss Franc Future	June 2021	(54)	(7,152)	125	—
TOPIX Index Future	June 2021	18	3,177	103	—
90-Day Sterling Future	September 2021	(24)	(4,132)	1	—
3-Month EURIBOR Future	September 2021	544	160,348	5	—
See Notes to Financial Statements
15

FORT Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
Exchange-Traded Futures contracts as of March 31, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized (Depreciation)
90-Day Eurodollar Future	September 2021	1,199	$299,181	$ —	$ (33)
90-Day Sterling Future	December 2021	(244)	(41,993)	10	—
3-Month EURIBOR Future	December 2021	313	92,264	—	(2)
90-Day Eurodollar Future	December 2021	502	125,167	—	(6)
3-Month EURIBOR Future	March 2022	407	119,961	—	(7)
90-Day Eurodollar Future	March 2022	60	14,965	—	(3)
90-Day Sterling Future	March 2022	122	20,981	—	— (a)
90-Day Sterling Future	June 2022	(14)	(2,407)	— (a)	—
3-Month EURIBOR Future	June 2022	240	70,735	—	(1)
90-Day Eurodollar Future	June 2022	146	36,394	—	(8)
3-Month EURIBOR Future	September 2022	275	81,046	—	(1)
90-Day Eurodollar Future	September 2022	336	83,689	—	(33)
90-Day Sterling Future	September 2022	203	34,875	—	(45)
3-Month EURIBOR Future	December 2022	297	87,513	—	(3)
90-Day Eurodollar Future	December 2022	270	67,163	—	(36)
90-Day Sterling Future	December 2022	220	37,769	—	(80)
3-Month EURIBOR Future	March 2023	265	78,060	3	—
90-Day Eurodollar Future	March 2023	246	61,128	—	(39)
90-Day Sterling Future	March 2023	220	37,741	—	(2)
Total				$1,123	$(1,004)
Footnote Legend:
(a)Amount is less than $500.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$160,293	$ —	$160,293
Money Market Mutual Fund	9,935	9,935	—
Other Financial Instruments:
Futures Contracts	1,123	1,123	—
Total Assets	171,351	11,058	160,293
Liabilities:
Other Financial Instruments:
Futures Contracts	(1,004)	(1,004)	—
Total Liabilities	(1,004)	(1,004)	—
Total Investments	$170,347	$ 10,054	$160,293
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Financial Statements
16

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—93.3%
Communication Services—11.9%
Addcn Technology Co., Ltd. (Taiwan)	592,000	$ 4,980
Autohome, Inc. ADR (China)	89,162	8,316
Sarana Menara Nusantara Tbk PT (Indonesia)	92,634,800	7,015
Tongdao Liepin Group (China)(1)	1,919,800	5,408
Wirtualna Polska Holding SA (Poland)(1)	400,438	10,032
Yandex N.V. Class A (Russia)(1)	115,804	7,418
		43,169

Consumer Discretionary—6.7%
Allegro.eu SA (Poland)(1)	164,175	2,308
Union Auction PCL (Thailand)(2)	30,130,000	10,606
Vasta Platform Ltd. (Brazil)(1)	874,745	8,616
Vivo Energy plc (United Kingdom)	1,880,608	2,515
		24,045

Consumer Staples—13.6%
Anhui Gujing Distillery Co., Ltd. Class B (China)	868,800	12,181
BIM Birlesik Magazalar AS (Turkey)	824,000	7,045
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,507,700	8,676
Clicks Group Ltd. (South Africa)	321,123	5,230
Heineken Malaysia Bhd (Malaysia)	1,742,500	10,842
Taisun International Holding Corp. (Taiwan)	1,230,074	5,195
		49,169

Financials—9.6%
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)	146,387	10,394
Multi Commodity Exchange of India Ltd. (India)	338,141	6,997
VNV Global AB (Sweden)(1)	1,390,730	17,389
		34,780

Health Care—2.6%
Haw Par Corp., Ltd. (Singapore)	977,114	9,552
Industrials—33.1%
Boa Vista Servicos SA (Brazil)	4,188,336	8,654
HeadHunter Group plc ADR (Russia)	430,800	14,613
IndiaMart InterMesh Ltd. (India)	104,754	11,086
	Shares	Value

Industrials—continued
Kerry TJ Logistics Co., Ltd. (Taiwan)	5,731,631	$ 8,879
Marel HF (Iceland)	1,298,773	8,895
NICE Information Service Co., Ltd. (South Korea)	551,305	12,349
S-1 Corp. (South Korea)	166,525	12,021
SaraminHR Co., Ltd. (South Korea)	331,017	10,295
Sporton International, Inc. (Taiwan)	1,130,720	9,748
Taiwan Secom Co., Ltd. (Taiwan)	1,137,874	3,721
Tegma Gestao Logistica SA (Brazil)	2,644,365	8,870
Voltronic Power Technology Corp. (Taiwan)	272,178	10,541
		119,672

Information Technology—13.7%
Computer Age Management Services Ltd. (India)	294,150	7,428
Douzone Bizon Co., Ltd. (South Korea)	36,709	3,185
Humanica PCL Foreign Shares (Thailand)	21,856,600	7,344
Oracle Financial Services Software Ltd. (India)	250,474	10,959
TOTVS SA (Brazil)	879,052	4,529
Webcash Corp. (South Korea)	181,389	11,460
Younglimwon Soft Lab Co., Ltd. (South Korea)(2)	407,309	4,733
		49,638

Materials—2.1%
Corp. Moctezuma SAB de C.V. (Mexico)	1,735,583	5,181
Indigo Paints Ltd. (India)(1)	70,693	2,316
		7,497

Total Common Stocks (Identified Cost $270,288)		337,522

Warrant—0.1%
Financials—0.1%
VNV Global AB (Sweden)(1)	231,788	511
Total Warrant (Identified Cost $0)		511

Total Long-Term Investments—93.4% (Identified Cost $270,288)		338,033

	Shares	Value

Short-Term Investment—6.2%
Money Market Mutual Fund—6.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	22,217,975	$ 22,218
Total Short-Term Investment (Identified Cost $22,218)		22,218

TOTAL INVESTMENTS—99.6% (Identified Cost $292,506)		$360,251
Other assets and liabilities, net—0.4%		1,512
NET ASSETS—100.0%		$361,763

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated company. See Note 4G in Notes to Financial Statements.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $10,394 or 2.9% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
South Korea	15%
Taiwan	12
India	11
Brazil	7
China	7
United States	6
Russia	6
Other	36
Total	100%
† % of total investments as of March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
17

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$337,522	$337,522
Warrant	511	511
Money Market Mutual Fund	22,218	22,218
Total Investments	$360,251	$360,251
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Financial Statements
18

KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—90.7%
Communication Services—18.1%
Adevinta ASA (Norway)(1)	4,447,414	$ 65,464
Ascential plc (United Kingdom)(1)	13,356,562	61,869
Auto Trader Group plc (United Kingdom)(1)	12,236,194	93,521
CTS Eventim AG & Co. KGaA (Germany)(1)	612,781	35,528
Karnov Group AB (Sweden)(2)	9,819,441	58,691
MarkLines Co., Ltd. (Japan)(2)	1,094,400	24,710
New Work SE (Germany)	237,930	61,803
Rightmove plc (United Kingdom)(1)	11,657,449	93,565
		495,151

Consumer Discretionary—6.7%
Allegro.eu SA (Poland)(1)	846,885	11,909
Goldlion Holdings Ltd. (Hong Kong)	21,115,882	4,862
Max Stock Ltd. (Israel)(1)(2)	7,952,458	31,994
Mercari, Inc. (Japan)(1)	1,042,800	47,278
Moneysupermarket.com Group plc (United Kingdom)	10,990,193	40,393
Redbubble Ltd. (Australia)(1)	12,274,673	46,709
		183,145

Consumer Staples—3.9%
Anhui Gujing Distillery Co., Ltd. Class B (China)	3,615,401	50,691
Heineken Malaysia Bhd (Malaysia)	8,825,500	54,914
		105,605

Energy—3.0%
Computer Modelling Group Ltd. (Canada)(2)	5,619,390	25,712
Pason Systems, Inc. (Canada)(2)	7,901,518	55,833
		81,545

Financials—17.9%
Cerved Group SpA (Italy)(1)	4,573,500	50,576
Euroz Ltd. (Australia)	6,426,441	7,590
Gruppo Mutuionline SpA (Italy)	1,547,597	81,578
	Shares	Value

Financials—continued
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)	750,501	$ 53,286
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)(2)	5,218,095	80,929
Nordnet AB publ (Sweden)(1)	2,127,128	34,342
Numis Corp. plc (United Kingdom)	5,237,820	27,223
Sabre Insurance Group plc (United Kingdom)(2)	18,172,326	63,383
VNV Global AB (Sweden)(1)(2)	7,325,890	91,600
		490,507

Health Care—4.2%
Haw Par Corp., Ltd. (Singapore)	9,267,073	90,590
Nakanishi, Inc. (Japan)	1,173,200	24,423
		115,013

Industrials—26.3%
AIT Corp. (Japan)	286,865	2,593
Boa Vista Servicos SA (Brazil)	11,062,623	22,858
BTS Group AB Class B (Sweden)	849,029	25,276
CAE, Inc. (Canada)(1)	2,855,934	81,380
Enento Group Oyj (Finland)(1)(2)	1,674,508	68,926
Golden Friends Corp. (Taiwan)	1,363,036	2,771
Haitian International Holdings Ltd. (Hong Kong)	13,880,000	55,348
HeadHunter Group plc ADR (Russia)(2)	3,662,906	124,246
Howden Joinery Group plc (United Kingdom)(1)	3,915,226	39,564
Kerry TJ Logistics Co., Ltd. (Taiwan)	15,556,000	24,097
Lumax International Corp., Ltd. (Taiwan)(2)	7,818,259	20,578
Marel HF (Iceland)	11,643,556	79,742
Meitec Corp. (Japan)	162,280	8,955
Rotork plc (United Kingdom)	7,060,300	34,709
S-1 Corp. (South Korea)	832,034	60,064
Voltronic Power Technology Corp. (Taiwan)	1,743,027	67,502
		718,609

	Shares	Value

Information Technology—9.4%
Alten SA (France)(1)	557,686	$ 65,465
Bouvet ASA (Norway)(2)	750,682	55,469
Brockhaus Capital Management AG (Germany)(1)(2)	761,996	21,759
FDM Group Holdings plc (United Kingdom)	2,599,590	36,125
Fineos Corp., Ltd. CDI (Australia)(1)	14,247,455	42,204
SimCorp A/S (Denmark)	220,886	27,353
Webstep AS (Norway)(2)	3,119,279	10,211
		258,586

Materials—1.2%
Corp. Moctezuma SAB de C.V. (Mexico)	11,417,218	34,079
Total Common Stocks (Identified Cost $1,899,326)		2,482,240

Warrant—0.1%
Financials—0.1%
VNV Global AB (Sweden)(1)	1,738,308	3,831
Total Warrant (Identified Cost $0)		3,831

Total Long-Term Investments—90.8% (Identified Cost $1,899,326)		2,486,071

Short-Term Investment—8.2%
Money Market Mutual Fund—8.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(4)	224,606,019	224,606
Total Short-Term Investment (Identified Cost $224,606)		224,606

TOTAL INVESTMENTS—99.0% (Identified Cost $2,123,932)		$2,710,677
Other assets and liabilities, net—1.0%		26,668
NET ASSETS—100.0%		$2,737,345
See Notes to Financial Statements
19

KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depositary Interest
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated company. See Note 4G in Notes to Financial Statements.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $53,286 or 1.9% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United Kingdom	21%
United States	8
Sweden	8
Canada	6
Italy	5
Norway	5
Russia	5
Other	42
Total	100%
† % of total investments as of March 31, 2021.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,482,240	$2,482,240
Warrant	3,831	3,831
Money Market Mutual Fund	224,606	224,606
Total Investments	$2,710,677	$2,710,677
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
20

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—90.4%
Communication Services—21.6%
Adevinta ASA (Norway)(1)	74,696	$ 1,099
Ascential plc (United Kingdom)(1)	164,935	764
Auto Trader Group plc (United Kingdom)(1)	165,870	1,268
CTS Eventim AG & Co. KGaA (Germany)(1)	10,857	629
Infrastrutture Wireless Italiane SpA (Italy)	51,850	578
Karnov Group AB (Sweden)	121,254	725
MarkLines Co., Ltd. (Japan)	14,100	318
New Work SE (Germany)	3,421	889
Rightmove plc (United Kingdom)(1)	166,878	1,339
Yandex N.V. Class A (Russia)(1)	8,703	558
		8,167

Consumer Discretionary—9.4%
Allegro.eu SA (Poland)(1)	13,500	190
Max Stock Ltd. (Israel)(1)	123,069	495
Mercari, Inc. (Japan)(1)	16,900	766
Sonans Holding AS (Norway)(1)	198,148	1,288
Union Auction PCL (Thailand)	935,000	329
Vasta Platform Ltd. (Brazil)(1)	50,591	498
		3,566

Consumer Staples—0.9%
Heineken Malaysia Bhd (Malaysia)	51,800	322
Energy—2.1%
Pason Systems, Inc. (Canada)	112,022	792
Financials—12.2%
Cerved Group SpA (Italy)(1)	32,164	356
Gruppo Mutuionline SpA (Italy)	19,061	1,005
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(2)	10,152	721
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	48,115	746
Nordnet AB publ (Sweden)(1)	27,510	444
Sabre Insurance Group plc (United Kingdom)	149,420	521
VNV Global AB (Sweden)(1)	67,427	843
		4,636

Health Care—3.2%
Haw Par Corp., Ltd. (Singapore)	84,225	823
Nakanishi, Inc. (Japan)	19,500	406
		1,229

	Shares	Value

Industrials—29.7%
Boa Vista Servicos SA (Brazil)	163,043	$ 337
BTS Group AB Class B (Sweden)	26,623	792
CAE, Inc. (Canada)(1)	35,937	1,024
CTT Systems AB (Sweden)	19,039	335
Enento Group Oyj (Finland)(1)	22,130	911
Fintel plc (United Kingdom)	350,066	1,057
Haitian International Holdings Ltd. (Hong Kong)	141,000	562
HeadHunter Group plc ADR (Russia)	51,463	1,746
Knorr-Bremse AG (Germany)	2,641	329
Marel HF (Iceland)	126,260	865
Meitec Corp. (Japan)	2,639	146
MTU Aero Engines AG (Germany)	1,982	466
Rotork plc (United Kingdom)	78,525	386
S-1 Corp. (South Korea)	11,386	822
Tegma Gestao Logistica SA (Brazil)	140,925	473
Voltronic Power Technology Corp. (Taiwan)	8,100	314
Wolters Kluwer NV (Netherlands)	7,971	693
		11,258

Information Technology—10.4%
Admicom Oyj (Finland)	2,298	258
Alten SA (France)(1)	6,918	812
Atled Corp. (Japan)	1,759	36
Bouvet ASA (Norway)	9,399	695
Brockhaus Capital Management AG (Germany)(1)	9,880	282
FDM Group Holdings plc (United Kingdom)	32,198	447
Fineos Corp., Ltd. CDI (Australia)(1)	48,425	143
Mintra Holding AS (Norway)(1)	607,271	440
SimCorp A/S (Denmark)	2,597	322
Webcash Corp. (South Korea)	4,795	303
Webstep AS (Norway)	61,541	202
		3,940

Materials—0.9%
Corp. Moctezuma SAB de C.V. (Mexico)	115,888	346
Total Common Stocks (Identified Cost $26,501)		34,256

	Shares	Value

Warrant—0.1%
Financials—0.1%
VNV Global AB (Sweden)(1)	10,587	$ 23
Total Warrant (Identified Cost $0)		23

Total Long-Term Investments—90.5% (Identified Cost $26,501)		34,279

Short-Term Investment—9.3%
Money Market Mutual Fund—9.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	3,523,292	3,523
Total Short-Term Investment (Identified Cost $3,523)		3,523

TOTAL INVESTMENTS—99.8% (Identified Cost $30,024)		$37,802
Other assets and liabilities, net—0.2%		68
NET ASSETS—100.0%		$37,870

Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depositary Interest
GDR	Global Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $721 or 1.9% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	17%
Norway	10
United States	9
Sweden	8
Germany	7
Russia	6
Italy	6
Other	37
Total	100%
† % of total investments as of March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
21

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$34,256	$34,256
Warrant	23	23
Money Market Mutual Fund	3,523	3,523
Total Investments	$37,802	$37,802
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Financial Statements
22

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.9%
Communication Services—7.9%
Alphabet, Inc. Class C (United States)(1)	6,706	$ 13,872
Comcast Corp. Class A (United States)	74,927	4,054
NetEase, Inc. (China)	218,976	4,456
Tencent Holdings Ltd. (China)	84,900	6,662
Walt Disney Co. (The) (United States)(1)	21,236	3,919
		32,963

Consumer Discretionary—19.1%
Alibaba Group Holding Ltd. (China)(1)	381,947	10,809
Amazon.com, Inc. (United States)(1)	6,250	19,338
Booking Holdings, Inc. (Netherlands)(1)	3,099	7,220
EssilorLuxottica SA (France)	32,701	5,325
Flutter Entertainment plc (Ireland)(1)	57,382	12,335
LVMH Moet Hennessy Louis Vuitton SE (France)	13,700	9,127
NIKE, Inc. Class B (United States)	59,790	7,945
Ross Stores, Inc. (United States)	58,868	7,059
		79,158

Consumer Staples—12.8%
Coca-Cola Co. (The) (United States)	251,328	13,247
Heineken NV (Netherlands)	103,956	10,682
Nestle S.A. Registered Shares (Switzerland)	142,251	15,854
PepsiCo, Inc. (United States)	48,155	6,812
Unilever plc (United Kingdom)	115,994	6,472
		53,067

Financials—8.9%
Berkshire Hathaway, Inc. Class B (United States)(1)	37,601	9,606
	Shares	Value

Financials—continued
CME Group, Inc. Class A (United States)	62,865	$ 12,839
Housing Development Finance Corp., Ltd. (India)	426,011	14,555
		37,000

Health Care—13.8%
Becton Dickinson and Co. (United States)	45,327	11,021
Boston Scientific Corp. (United States)(1)	292,347	11,299
Hoya Corp. (Japan)	76,159	8,945
Intuitive Surgical, Inc. (United States)(1)	5,393	3,985
Johnson & Johnson (United States)	51,659	8,490
UnitedHealth Group, Inc. (United States)	35,911	13,362
		57,102

Industrials—7.8%
IHS Markit Ltd. (United States)	52,349	5,066
Otis Worldwide Corp. (United States)	81,515	5,580
Rentokil Initial plc (United Kingdom)(1)	615,729	4,112
Safran SA (France)(1)	36,405	4,954
Teleperformance (France)	15,643	5,702
Wolters Kluwer NV (Netherlands)	78,934	6,861
		32,275

Information Technology—26.6%
Adobe, Inc. (United States)(1)	14,008	6,659
Keysight Technologies, Inc. (United States)(1)	51,317	7,359
Mastercard, Inc. Class A (United States)	42,769	15,228
Microsoft Corp. (United States)	95,399	22,492
PayPal Holdings, Inc. (United States)(1)	44,486	10,803
SAP SE (Germany)	39,925	4,889
ServiceNow, Inc. (United States)(1)	10,623	5,313
Synopsys, Inc. (United States)(1)	20,715	5,133
	Shares	Value

Information Technology—continued
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	64,656	$ 7,648
Tata Consultancy Services Ltd. (India)	118,790	5,163
Teradyne, Inc. (United States)	55,221	6,719
Visa, Inc. Class A (United States)	60,981	12,911
		110,317

Materials—3.0%
Air Liquide SA (France)	50,856	8,308
Sherwin-Williams Co. (The) (United States)	5,446	4,019
		12,327

Total Common Stocks (Identified Cost $261,912)		414,209

Total Long-Term Investments—99.9% (Identified Cost $261,912)		414,209

TOTAL INVESTMENTS—99.9% (Identified Cost $261,912)		$414,209
Other assets and liabilities, net—0.1%		392
NET ASSETS—100.0%		$414,601

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	61%
France	8
Netherlands	7
China	5
India	5
Switzerland	4
Ireland	3
Other	7
Total	100%
† % of total investments as of March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements
23

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$414,209	$414,209
Total Investments	$414,209	$414,209
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Financial Statements
24

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
	Shares	Value
Preferred Stock—1.0%
Health Care—1.0%
Grifols SA (Preference Shares), Class B, 0.000% (Spain)	4,651	$ 79
Total Preferred Stock (Identified Cost $73)		79

Common Stocks—95.5%
Communication Services—3.1%
Cellnex Telecom SA (Spain)	2,527	146
CTS Eventim AG & Co. KGaA (Germany)(1)	1,695	98
		244

Consumer Discretionary—16.6%
adidas AG (Germany)(1)	459	143
Booking Holdings, Inc. (Netherlands)(1)	65	152
Cie Financiere Richemont SA (Switzerland)	826	79
EssilorLuxottica SA (France)	1,167	190
Ferrari NV (Italy)	618	129
Flutter Entertainment plc (Ireland)(1)	1,130	243
La Francaise des Jeux SAEM (France)	2,467	112
LVMH Moet Hennessy Louis Vuitton SE (France)	232	155
Prosus NV (Netherlands)(1)	1,096	122
		1,325

Consumer Staples—16.4%
Anheuser-Busch InBev NV (Belgium)	2,288	144
Diageo plc (United Kingdom)	3,877	160
Heineken NV (Netherlands)	1,393	143
L’Oreal SA (France)	224	86
Nestle S.A. Registered Shares (Switzerland)	3,187	355
Pernod Ricard SA (France)	600	113
Unilever plc (United Kingdom)	5,561	310
		1,311

Financials—6.2%
Groupe Bruxelles Lambert SA (Belgium)	1,495	155
KBC Group NV (Belgium)(1)	1,152	84
London Stock Exchange Group plc (United Kingdom)	2,165	207
	Shares	Value

Financials—continued
UBS Group AG Registered Shares (Switzerland)	3,169	$ 49
		495

Health Care—12.3%
Alcon, Inc. (Switzerland)(1)	3,318	232
Eurofins Scientific SE (Luxembourg)(1)	2,317	221
Lonza Group AG Registered Shares (Switzerland)(1)	341	191
Medtronic plc (United States)	2,053	243
Sartorius Stedim Biotech (France)	227	93
		980

Industrials—23.1%
Ashtead Group plc (United Kingdom)	4,228	252
DCC plc (Ireland)	1,158	100
Experian plc (Ireland)	2,830	97
IHS Markit Ltd. (United States)	1,348	131
IMCD NV (Netherlands)	985	137
RELX plc (United Kingdom)	4,573	115
Rentokil Initial plc (United Kingdom)(1)	28,160	188
Safran SA (France)(1)	954	130
Teleperformance (France)	755	275
Vinci SA (France)	1,493	153
Wolters Kluwer NV (Netherlands)	3,064	266
		1,844

Information Technology—10.0%
Accenture plc Class A (United States)	1,054	291
Adyen NV (Netherlands)(1)	59	132
Amadeus IT Group SA (Spain)(1)	2,237	158
Halma plc (United Kingdom)	3,192	105
SAP SE (Germany)	916	112
		798

Materials—5.4%
Air Liquide SA (France)	1,351	220
Sika AG Registered Shares (Switzerland)	738	211
		431

	Shares	Value

Utilities—2.4%
Energias de Portugal SA (Portugal)	34,082	$ 195
Total Common Stocks (Identified Cost $5,504)		7,623

Total Long-Term Investments—96.5% (Identified Cost $5,577)		7,702

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	73,797	74
Total Short-Term Investment (Identified Cost $74)		74

TOTAL INVESTMENTS—97.4% (Identified Cost $5,651)		$7,776
Other assets and liabilities, net—2.6%		206
NET ASSETS—100.0%		$7,982

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
France	19%
United Kingdom	17
Switzerland	15
Netherlands	13
United States	10
Ireland	5
Belgium	5
Other	16
Total	100%
† % of total investments as of March 31, 2021.
See Notes to Financial Statements
25

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$7,623	$7,623
Preferred Stock	79	79
Money Market Mutual Fund	74	74
Total Investments	$7,776	$7,776
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Financial Statements
26

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund
Assets
Investment in securities at value(1)	$ 86,488	$ 319,231	$ 28,661	$ 7,475
Investment in affiliated funds at value(2)	—	—	—	14,416
Foreign currency at value(3)	— (a)	—	— (a)	—
Cash	125	5,166	165	—
Receivables
Investment securities sold	—	324	200	—
Fund shares sold	140	4,320	25	—
Dividends	83	1,209	113	6
Tax reclaims	39	109	35	—
Prepaid Trustees’ retainer	1	3	— (a)	— (a)
Prepaid expenses	31	36	19	17
Other assets	8	28	3	2
Total assets	86,915	330,426	29,221	21,916
Liabilities
Due to custodian	—	2	—	—
Payables
Fund shares repurchased	15	184	— (a)	28
Investment securities purchased	—	1,160	56	6
Investment advisory fees	46	185	19	—
Distribution and service fees	13	10	1	3
Administration and accounting fees	7	26	3	2
Transfer agent and sub-transfer agent fees and expenses	17	113	9	7
Professional fees	19	20	22	13
Trustee deferred compensation plan	8	28	3	2
Interest expense and/or commitment fees	— (a)	— (a)	— (a)	— (a)
Other accrued expenses	6	14	4	2
Total liabilities	131	1,742	117	63
Net Assets	$ 86,784	$ 328,684	$ 29,104	$ 21,853
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 71,563	$ 278,520	$ 28,804	$ 43,817
Accumulated earnings (loss)	15,221	50,164	300	(21,964)
Net Assets	$ 86,784	$ 328,684	$ 29,104	$ 21,853
Net Assets:
Class A	$ 34,550	$ 23,106	$ 2,404	$ 12,580
Class C	$ 6,901	$ 5,577	$ 339	$ 377
Class I	$ 35,756	$ 235,078	$ 26,361	$ 8,896
Class R6	$ 9,577	$ 64,923	$ —	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	2,181,750	656,376	304,990	1,088,351
Class C	436,625	167,953	43,583	32,198
Class I	2,257,203	6,884,870	3,346,756	772,650
Class R6	603,855	1,893,028	—	—
Net Asset Value and Redemption Price Per Share:*
Class A	$ 15.84	$ 35.20	$ 7.88	$ 11.56
Class C	$ 15.80	$ 33.20	$ 7.78	$ 11.69
Class I	$ 15.84	$ 34.14	$ 7.88	$ 11.51
Class R6	$ 15.86	$ 34.30	$ —	$ —
See Notes to Financial Statements
27

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 16.76	$ 37.25	$ 8.34	$ 12.23
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 72,245	$ 266,623	$ 22,559	$ 6,729
(2) Investment in affiliated funds at cost	$ —	$ —	$ —	$ 10,252
(3) Foreign currency at cost	$ —(a)	$ —	$ —(a)	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
28

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
	FORT Trend Fund(a)	KAR Emerging Markets Small-Cap Fund	KAR International Small-Cap Fund	KAR International Small-Mid Cap Fund
Assets
Investment in securities at value(1)	$ 170,228	$ 344,912	$ 1,976,636	$ 37,802
Investment in affiliated securities at value(2)	—	15,339	734,041	—
Foreign currency at value(3)	—	605	137	2
Cash	—	188	21,166	— (b)
Due from broker	1,889	—	—	—
Cash pledged as collateral for futures	7,391	—	—	—
Securities lending cash collateral received	—	—	—	—
Variation margin receivable on futures contracts	282	—	—	—
Receivables
Investment securities sold	—	—	2,636	—
Fund shares sold	13	2,821	9,343	245
Dividends and interest	— (b)	924	5,315	70
Tax reclaims	—	3	243	6
Prepaid Trustees’ retainer	1	5	35	1
Prepaid expenses	83	50	140	30
Other assets	16	32	245	3
Total assets	179,903	364,879	2,749,937	38,159
Liabilities
Due to broker	346	—	—	—
Payables
Fund shares repurchased	481	169	2,515	—
Investment securities purchased	—	836	6,600	252
Foreign capital gains tax	—	1,539	—	—
Investment advisory fees	154	388	2,239	24
Distribution and service fees	52	14	56	— (b)
Administration and accounting fees	14	32	227	4
Transfer agent and sub-transfer agent fees and expenses	55	80	636	6
Professional fees	—	19	—	—
Trustee deferred compensation plan	16	32	245	3
Interest expense and/or commitment fees	— (b)	— (b)	2	— (b)
Other accrued expenses	—	7	72	—
Total liabilities	1,118	3,116	12,592	289
Net Assets	$ 178,785	$ 361,763	$ 2,737,345	$ 37,870
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 589,194	$ 286,981	$ 2,108,183	$ 28,566
Accumulated earnings (loss)	(410,409)	74,782	629,162	9,304
Net Assets	$ 178,785	$ 361,763	$ 2,737,345	$ 37,870
Net Assets:
Class A	$ 116,679	$ 57,090	$ 97,382	$ 259
Class C	$ 27,574	$ 2,237	$ 40,681	$ 302
Class I	$ 33,857	$ 301,378	$ 2,350,400	$ 33,212
Class R6	$ 675	$ 1,058	$ 248,882	$ 4,097
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	8,010,663	3,345,490	4,162,223	17,140
Class C	2,014,727	132,149	1,767,584	20,157
Class I	2,284,660	17,579,192	100,031,804	2,196,487
Class R6	45,194	61,728	10,583,711	270,712
See Notes to Financial Statements
29

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
	FORT Trend Fund(a)	KAR Emerging Markets Small-Cap Fund	KAR International Small-Cap Fund	KAR International Small-Mid Cap Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 14.57	$ 17.06	$ 23.40	$ 15.09
Class C	$ 13.69	$ 16.93	$ 23.02	$ 15.00
Class I	$ 14.82	$ 17.14	$ 23.50	$ 15.12
Class R6	$ 14.94	$ 17.15	$ 23.52	$ 15.13
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 15.42	$ 18.05	$ 24.76	$ 15.97
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 170,204	$ 279,196	$ 1,590,827	$ 30,024
(2) Investment in affiliated securities at cost	$ —	$ 13,310	$ 533,105	$ —
(3) Foreign currency at cost	$ —	$ 603	$ 143	$ 2

(a)	Consolidated Statement of Assets and Liabilities
(b)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
30

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Assets
Investment in securities at value(1)	$ 414,209	$ 7,776
Foreign currency at value(2)	—	— (a)
Cash	4,328	258
Receivables
Fund shares sold	152	29
Receivable from adviser	—	1
Dividends	168	5
Tax reclaims	202	22
Prepaid Trustees’ retainer	5	— (a)
Prepaid expenses	44	19
Other assets	37	1
Total assets	419,145	8,111
Liabilities
Due to custodian	2	—
Payables
Fund shares repurchased	188	5
Investment securities purchased	3,443	98
Foreign capital gains tax	363	—
Investment advisory fees	278	—
Distribution and service fees	46	1
Administration and accounting fees	34	1
Transfer agent and sub-transfer agent fees and expenses	63	1
Professional fees	26	21
Trustee deferred compensation plan	37	1
Interest expense and/or commitment fees	1	— (a)
Other accrued expenses	63	1
Total liabilities	4,544	129
Net Assets	$ 414,601	$ 7,982
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 237,730	$ 5,827
Accumulated earnings (loss)	176,871	2,155
Net Assets	$ 414,601	$ 7,982
Net Assets:
Class A	$ 126,280	$ 2,135
Class C	$ 21,877	$ 460
Class I	$ 178,213	$ 5,387
Class R6	$ 88,231	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	6,240,675	179,861
Class C	1,329,082	40,363
Class I	8,779,020	453,378
Class R6	4,330,310	—
Net Asset Value and Redemption Price Per Share:*
Class A	$ 20.24	$ 11.87
Class C	$ 16.46	$ 11.40
Class I	$ 20.30	$ 11.88
Class R6	$ 20.38	$ —
See Notes to Financial Statements
31

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 21.42	$ 12.56
Maximum Sales Charge - Class A	5.50%	5.50%
(1) Investment in securities at cost	$ 261,912	$ 5,651
(2) Foreign currency at cost	$ —	$ —(a)

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
32

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2021
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund	Duff & Phelps Real Asset Fund
Investment Income
Dividends	$ 877	$ 3,836	$ 450	$ 45
Dividends from affiliated funds	—	—	—	71
Foreign taxes withheld	(66)	(209)	(47)	—
Total investment income	811	3,627	403	116
Expenses
Investment advisory fees	276	1,156	144	—
Distribution and service fees, Class A	40	26	3	15
Distribution and service fees, Class C	46	31	2	3
Administration and accounting fees	46	141	18	15
Transfer agent fees and expenses	19	59	6	5
Sub-transfer agent fees and expenses, Class A	16	151	1	7
Sub-transfer agent fees and expenses, Class C	4	3	— (1)	1
Sub-transfer agent fees and expenses, Class I	18	114	14	5
Custodian fees	1	1	1	— (1)
Printing fees and expenses	6	14	3	3
Professional fees	14	16	15	14
Interest expense and/or commitment fees	— (1)	1	— (1)	— (1)
Registration fees	24	31	17	15
Trustees’ fees and expenses	4	10	1	1
Miscellaneous expenses	6	12	3	3
Total expenses	520	1,766	228	87
Less net expenses reimbursed and/or waived by investment adviser(2)	(4)	(224)	(43)	—
Less low balance account fees	— (1)	— (1)	—	— (1)
Net expenses	516	1,542	185	87
Net investment income (loss)	295	2,085	218	29
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,330	4,385	1,020	129
Affiliated funds	—	—	—	602
Foreign currency transactions	(2)	(8)	— (1)	—
Capital gain received from investments in underlying funds	—	—	—	62
Net change in unrealized appreciation (depreciation) on:
Investments	6,090	41,058	3,019	486
Affiliated funds	—	—	—	1,780
Foreign currency transactions	— (1)	(9)	(2)	—
Net realized and unrealized gain (loss) on investments	8,418	45,426	4,037	3,059
Net increase (decrease) in net assets resulting from operations	$8,713	$47,511	$4,255	$3,088

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements
33

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2021
($ reported in thousands)
	FORT Trend Fund(1)	KAR Emerging Markets Small-Cap Fund	KAR International Small-Cap Fund	KAR International Small-Mid Cap Fund
Investment Income
Dividends	$ —	$ 1,675	$ 8,320	$ 158
Dividends from affiliated securities	—	22	5,546	—
Interest	77	—	—	—
Foreign taxes withheld	—	(157)	(1,354)	(17)
Total investment income	77	1,540	12,512	141
Expenses
Investment advisory fees	957 (2)	1,745	11,464	141
Distribution and service fees, Class A	131	62	111	— (3)
Distribution and service fees, Class C	251	9	192	1
Administration and accounting fees	101	153	1,197	20
Transfer agent fees and expenses	45	65	507	7
Sub-transfer agent fees and expenses, Class A	45	28	48	— (3)
Sub-transfer agent fees and expenses, Class C	32	1	16	— (3)
Sub-transfer agent fees and expenses, Class I	21	137	1,055	18
Custodian fees	2	2	9	1
Printing fees and expenses	13	13	103	1
Professional fees	20	19	71	14
Interest expense and/or commitment fees	1	1	5	— (3)
Registration fees	23	29	69	16
Trustees’ fees and expenses	9	8	75	1
Miscellaneous expenses	19	12	90	2
Total expenses	1,670	2,284	15,012	222
Less net expenses reimbursed and/or waived by investment adviser(4)	(7)	—	—	(34)
Less low balance account fees	— (3)	—	—	—
Plus net expenses recaptured	—	116	—	—
Net expenses	1,663	2,400	15,012	188
Net investment income (loss)	(1,586)	(860)	(2,500)	(47)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	51	13,122	36,461	1,762
Affiliated securities	—	—	25,724	—
Foreign currency transactions	(28)	139	42	(4)
Foreign capital gains tax	—	(16)	—	—
Futures	1,096	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	22	26,018	267,544	3,554
Affiliated securities	—	(2,567)	136,876	—
Foreign currency transactions	1	(18)	(63)	— (3)
Futures	441	—	—	—
Foreign capital gains tax	—	(928)	—	—
Net realized and unrealized gain (loss) on investments	1,583	35,750	466,584	5,312
Net increase (decrease) in net assets resulting from operations	$ (3)	$34,890	$464,084	$5,265

(1)	Consolidated Statement of Operations.
(2)	See Note 4A in Notes to Financial Statements.
(3)	Amount is less than $500.
(4)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements
34

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2021
($ reported in thousands)
	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Investment Income
Dividends	$ 1,531	$ 23
Securities lending, net of fees	—	— (1)
Foreign taxes withheld	(53)	(1)
Total investment income	1,478	22
Expenses
Investment advisory fees	1,712	29
Distribution and service fees, Class A	150	2
Distribution and service fees, Class C	126	3
Administration and accounting fees	207	7
Transfer agent fees and expenses	92	2
Sub-transfer agent fees and expenses, Class A	42	1
Sub-transfer agent fees and expenses, Class C	10	— (1)
Sub-transfer agent fees and expenses, Class I	73	2
Custodian fees	2	1
Printing fees and expenses	19	1
Professional fees	15	14
Interest expense and/or commitment fees	1	— (1)
Registration fees	38	17
Trustees’ fees and expenses	15	— (1)
Miscellaneous expenses	30	2
Total expenses	2,532	81
Less net expenses reimbursed and/or waived by investment adviser(2)	(131)	(37)
Less low balance account fees	(1)	—
Net expenses	2,400	44
Net investment income (loss)	(922)	(22)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	29,170	101
Foreign currency transactions	(32)	(1)
Foreign capital gains tax	(331)	—
Net change in unrealized appreciation (depreciation) on:
Investments	14,023	604
Foreign currency transactions	(3)	(1)
Foreign capital gains tax	(300)	—
Net realized and unrealized gain (loss) on investments	42,527	703
Net increase (decrease) in net assets resulting from operations	$41,605	$681

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements
35

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund		Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 295	$ 1,327	$ 2,085	$ 3,813
Net realized gain (loss)	2,328	702	4,377	(1,907)
Net change in unrealized appreciation (depreciation)	6,090	(13,005)	41,049	(33,434)
Increase (decrease) in net assets resulting from operations	8,713	(10,976)	47,511	(31,528)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(546)	(1,696)	—	(1,296)
Class C	(124)	(554)	—	(598)
Class I	(622)	(2,070)	(974)	(15,782)
Class R6	(180)	(498)	(407)	(223)
Total dividends and distributions to shareholders	(1,472)	(4,818)	(1,381)	(17,899)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	1,653	(3,035)	722	875
Class C	(3,724)	(3,660)	(1,811)	(1,490)
Class I	(545)	(8,104)	35,653	3,586
Class R6	214	434	(449)	54,268
Increase (decrease) in net assets from capital transactions	(2,402)	(14,365)	34,115	57,239
Net increase (decrease) in net assets	4,839	(30,159)	80,245	7,812
Net Assets
Beginning of period	81,945	112,104	248,439	240,627
End of Period	$ 86,784	$ 81,945	$ 328,684	$ 248,439
See Notes to Financial Statements
36

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Duff & Phelps International Real Estate Securities Fund		Duff & Phelps Real Asset Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 218	$ 659	$ 29	$ 1,140
Net realized gain (loss)	1,020	(2,677)	793	532
Net change in unrealized appreciation (depreciation)	3,017	(4,127)	2,266	(5,449)
Increase (decrease) in net assets resulting from operations	4,255	(6,145)	3,088	(3,777)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(194)	(84)	(481)
Class C	—	(58)	—	(16)
Class I	—	(4,068)	(81)	(823)
Total dividends and distributions to shareholders	—	(4,320)	(165)	(1,320)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	268	71	(1,034)	(2,123)
Class C	(264)	(74)	(312)	(1,345)
Class I	(3,054)	(15,747)	(1,051)	(9,149)
Increase (decrease) in net assets from capital transactions	(3,050)	(15,750)	(2,397)	(12,617)
Net increase (decrease) in net assets	1,205	(26,215)	526	(17,714)
Net Assets
Beginning of period	27,899	54,114	21,327	39,041
End of Period	$ 29,104	$ 27,899	$ 21,853	$ 21,327
See Notes to Financial Statements
37

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	FORT Trend Fund		KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2021(1) (Unaudited)	Year Ended September 30, 2020(1)	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (1,586)	$ (1,130)	$ (860)	$ 70
Net realized gain (loss)	1,119	23,870	13,245	4,258
Net change in unrealized appreciation (depreciation)	464	(38,436)	22,505	35,362
Increase (decrease) in net assets resulting from operations	(3)	(15,696)	34,890	39,690
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	—	(503)	(540)
Class C	—	—	(10)	(12)
Class I	—	—	(2,695)	(2,019)
Class R6	—	—	(2)	(2)
Total dividends and distributions to shareholders	—	—	(3,210)	(2,573)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	12,611	(1,537)	11,236	6,476
Class C	(34,035)	(58,300)	846	287
Class I	(6,310)	(29,428)	95,107	64,066
Class R6	(47)	148	933	3
Increase (decrease) in net assets from capital transactions	(27,781)	(89,117)	108,122	70,832
Net increase (decrease) in net assets	(27,784)	(104,813)	139,802	107,949
Net Assets
Beginning of period	206,569	311,382	221,961	114,012
End of Period	$ 178,785	$ 206,569	$ 361,763	$ 221,961

(1)	Consolidated Statement of Changes in Net Assets.
See Notes to Financial Statements
38

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR International Small-Cap Fund		KAR International Small-Mid Cap Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020(1)
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (2,500)	$ 5,775	$ (47)	$ 19
Net realized gain (loss)	62,227	62,355	1,758	786
Net change in unrealized appreciation (depreciation)	404,357	132,967	3,554	4,224
Increase (decrease) in net assets resulting from operations	464,084	201,097	5,265	5,029
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(842)	(1,433)	(6)	—
Class C	(123)	(432)	(6)	—
Class I	(24,779)	(33,317)	(851)	—
Class R6	(2,466)	(943)	(127)	—
Total dividends and distributions to shareholders	(28,210)	(36,125)	(990)	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	2,225	(4,023)	69	136
Class C	(350)	(7,229)	104	135
Class I	259,806	194,887	9,882	15,532
Class R6	147,517	22,080	2	2,706
Increase (decrease) in net assets from capital transactions	409,198	205,715	10,057	18,509
Net increase (decrease) in net assets	845,072	370,687	14,332	23,538
Net Assets
Beginning of period	1,892,273	1,521,586	23,538	—
End of Period	$ 2,737,345	$ 1,892,273	$ 37,870	$ 23,538

(1)	Inception date October 1, 2019.
See Notes to Financial Statements
39

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Vontobel Global Opportunities Fund		Vontobel Greater European Opportunities Fund
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (922)	$ (459)	$ (22)	$ (4)
Net realized gain (loss)	28,807	9,094	100	331
Net change in unrealized appreciation (depreciation)	13,720	42,213	603	(17)
Increase (decrease) in net assets resulting from operations	41,605	50,848	681	310
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,494)	(2,055)	(67)	(172)
Class C	(678)	(674)	(25)	(68)
Class I	(3,522)	(3,014)	(229)	(268)
Class R6	(1,766)	(1,610)	—	—
Total dividends and distributions to shareholders	(8,460)	(7,353)	(321)	(508)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	5,365	(1,928)	557	198
Class C	(5,676)	(5,447)	5	(126)
Class I	10,588	13,655	2,582	367
Class R6	(9,593)	12,855	—	—
Increase (decrease) in net assets from capital transactions	684	19,135	3,144	439
Net increase (decrease) in net assets	33,829	62,630	3,504	241
Net Assets
Beginning of period	380,772	318,142	4,478	4,237
End of Period	$ 414,601	$ 380,772	$ 7,982	$ 4,478
See Notes to Financial Statements
40

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Duff & Phelps Global Infrastructure Fund
Class A
10/1/20 to 3/31/21(6)	$14.54	0.05	—	1.51	1.56	(0.08)	(0.18)	(0.26)	—	1.30	$15.84	10.85%	$ 34,550	1.28%	1.28%	0.61%	12%
10/1/19 to 9/30/20	16.26	0.20	—	(1.17)	(0.97)	(0.23)	(0.52)	(0.75)	—	(1.72)	14.54	(6.11)	30,172	1.27	1.27	1.35	31
10/1/18 to 9/30/19	14.45	0.25	—	2.38	2.63	(0.27)	(0.55)	(0.82)	—	1.81	16.26	19.13	37,533	1.26	1.26	1.69	30
10/1/17 to 9/30/18	15.00	0.28	—	(0.39)	(0.11)	(0.29)	(0.15)	(0.44)	—	(0.55)	14.45	(0.75)	32,466	1.25	1.25	1.91	36
10/1/16 to 9/30/17	14.22	0.29	—	1.15	1.44	(0.28)	(0.38)	(0.66)	—	0.78	15.00	10.70 (7)	37,401	1.29 (7)	1.30	2.04 (7)	56
10/1/15 to 9/30/16	13.62	0.29	—	1.54	1.83	(0.33)	(0.90)	(1.23)	—	0.60	14.22	14.79	51,148	1.34 (8)	1.34	2.16	17
Class C
10/1/20 to 3/31/21(6)	$14.50	— (9)	—	1.49	1.49	(0.01)	(0.18)	(0.19)	—	1.30	$15.80	10.38%	$ 6,901	2.01%	2.01%	(0.02) %	12%
10/1/19 to 9/30/20	16.20	0.09	—	(1.16)	(1.07)	(0.11)	(0.52)	(0.63)	—	(1.70)	14.50	(6.83)	9,833	2.03	2.03	0.59	31
10/1/18 to 9/30/19	14.39	0.14	—	2.37	2.51	(0.15)	(0.55)	(0.70)	—	1.81	16.20	18.32	15,046	2.01	2.01	0.97	30
10/1/17 to 9/30/18	14.94	0.17	—	(0.39)	(0.22)	(0.18)	(0.15)	(0.33)	—	(0.55)	14.39	(1.54)	17,972	2.00	2.00	1.16	36
10/1/16 to 9/30/17	14.17	0.18	—	1.14	1.32	(0.17)	(0.38)	(0.55)	—	0.77	14.94	9.84 (7)	25,144	2.04 (7)	2.05	1.30 (7)	56
10/1/15 to 9/30/16	13.57	0.19	—	1.53	1.72	(0.22)	(0.90)	(1.12)	—	0.60	14.17	13.94	29,616	2.08 (8)	2.08	1.42	17
Class I
10/1/20 to 3/31/21(6)	$14.54	0.07	—	1.51	1.58	(0.10)	(0.18)	(0.28)	—	1.30	$15.84	10.98%	$ 35,756	1.03%	1.03%	0.87%	12%
10/1/19 to 9/30/20	16.27	0.24	—	(1.19)	(0.95)	(0.26)	(0.52)	(0.78)	—	(1.73)	14.54	(5.94)	33,326	1.04	1.04	1.61	31
10/1/18 to 9/30/19	14.45	0.29	—	2.39	2.68	(0.31)	(0.55)	(0.86)	—	1.82	16.27	19.50	50,089	1.02	1.02	1.94	30
10/1/17 to 9/30/18	15.00	0.31	—	(0.38)	(0.07)	(0.33)	(0.15)	(0.48)	—	(0.55)	14.45	(0.52)	30,488	1.01	1.01	2.12	36
10/1/16 to 9/30/17	14.23	0.33	—	1.14	1.47	(0.32)	(0.38)	(0.70)	—	0.77	15.00	10.92 (7)	56,361	1.04 (7)	1.04	2.29 (7)	56
10/1/15 to 9/30/16	13.63	0.32	—	1.54	1.86	(0.36)	(0.90)	(1.26)	—	0.60	14.23	15.07	41,056	1.08 (8)	1.08	2.37	17
Class R6
10/1/20 to 3/31/21(6)	$14.55	0.08	—	1.52	1.60	(0.11)	(0.18)	(0.29)	—	1.31	$15.86	11.10%	$ 9,577	0.85%	0.93%	1.07%	12%
10/1/19 to 9/30/20	16.27	0.26	—	(1.18)	(0.92)	(0.28)	(0.52)	(0.80)	—	(1.72)	14.55	(5.75)	8,614	0.85	0.94	1.74	31
10/1/18 to 9/30/19	14.45	0.30	—	2.39	2.69	(0.32)	(0.55)	(0.87)	—	1.82	16.27	19.60	9,436	0.91 (10)	0.93	2.02	30
1/30/18 (11) to 9/30/18	15.06	0.23	—	(0.60)	(0.37)	(0.24)	—	(0.24)	—	(0.61)	14.45	(2.44)	11,561	0.93	0.93	2.41	36 (12)

Duff & Phelps Global Real Estate Securities Fund
Class A
10/1/20 to 3/31/21(6)	$29.50	0.23	—	5.47	5.70	—	—	—	—	5.70	$35.20	19.32%	$ 23,106	1.40%	2.78%	1.42%	8%
10/1/19 to 9/30/20	34.82	0.41	—	(3.66)	(3.25)	(1.29)	(0.78)	(2.07)	—	(5.32)	29.50	(10.01)	18,740	1.40	2.59	1.34	32
10/1/18 to 9/30/19	30.30	0.51	—	4.46	4.97	(0.44)	(0.01)	(0.45)	—	4.52	34.82	16.72	21,612	1.40	2.61	1.63	31
10/1/17 to 9/30/18	28.64	0.74	—	1.38	2.12	(0.40)	(0.06)	(0.46)	—	1.66	30.30	7.48	19,470	1.40	2.51	2.53	41
10/1/16 to 9/30/17	28.97	0.39	—	0.07	0.46	(0.72)	(0.07)	(0.79)	—	(0.33)	28.64	1.82	23,626	1.40	1.68	1.41	36
10/1/15 to 9/30/16	26.19	0.40	—	3.12	3.52	(0.33)	(0.41)	(0.74)	—	2.78	28.97	13.75	68,087	1.41 (8)	1.54	1.45	22
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
41

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Duff & Phelps Global Real Estate Securities Fund (Continued)
Class C
10/1/20 to 3/31/21(6)	$27.93	0.20	—	5.07	5.27	—	—	—	—	5.27	$33.20	18.87%	$ 5,577	2.15%	2.17%	1.28%	8%
10/1/19 to 9/30/20	33.42	0.16	—	(3.47)	(3.31)	(1.40)	(0.78)	(2.18)	—	(5.49)	27.93	(10.67)	6,297	2.15	2.19	0.53	32
10/1/18 to 9/30/19	29.50	0.25	—	4.29	4.54	(0.61)	(0.01)	(0.62)	—	3.92	33.42	15.84	9,399	2.15	2.20	0.84	31
10/1/17 to 9/30/18	28.12	0.50	—	1.36	1.86	(0.42)	(0.06)	(0.48)	—	1.38	29.50	6.68	9,580	2.15	2.21	1.73	41
10/1/16 to 9/30/17	28.41	0.23	—	0.02	0.25	(0.47)	(0.07)	(0.54)	—	(0.29)	28.12	1.06	10,771	2.15	2.31	0.86	36
10/1/15 to 9/30/16	25.71	0.20	—	3.06	3.26	(0.15)	(0.41)	(0.56)	—	2.70	28.41	12.89	13,560	2.16 (8)	2.29	0.73	22
Class I
10/1/20 to 3/31/21(6)	$28.73	0.22	—	5.36	5.58	(0.17)	—	(0.17)	—	5.41	$34.14	19.49%	$ 235,078	1.15%	1.18%	1.38%	8%
10/1/19 to 9/30/20	34.33	0.47	—	(3.54)	(3.07)	(1.75)	(0.78)	(2.53)	—	(5.60)	28.73	(9.79)	168,410	1.15	1.20	1.55	32
10/1/18 to 9/30/19	30.33	0.59	—	4.35	4.94	(0.93)	(0.01)	(0.94)	—	4.00	34.33	17.01	206,723	1.15	1.19	1.90	31
10/1/17 to 9/30/18	28.77	0.80	—	1.39	2.19	(0.57)	(0.06)	(0.63)	—	1.56	30.33	7.70	145,648	1.15	1.19	2.72	41
10/1/16 to 9/30/17	29.19	0.54	—	(0.02)	0.52	(0.87)	(0.07)	(0.94)	—	(0.42)	28.77	2.02	154,704	1.15	1.31	1.93	36
10/1/15 to 9/30/16	26.37	0.51	—	3.11	3.62	(0.39)	(0.41)	(0.80)	—	2.82	29.19	14.06	114,428	1.16 (8)	1.29	1.79	22
Class R6
10/1/20 to 3/31/21(6)	$28.86	0.33	—	5.32	5.65	(0.21)	—	(0.21)	—	5.44	$34.30	19.65%	$ 64,923	0.89%	1.06%	2.07%	8%
10/1/19 to 9/30/20	34.41	0.65	—	(3.64)	(2.99)	(1.78)	(0.78)	(2.56)	—	(5.55)	28.86	(9.52)	54,992	0.89	1.09	2.29	32
10/1/18 to 9/30/19	30.37	0.54	—	4.47	5.01	(0.96)	(0.01)	(0.97)	—	4.04	34.41	17.23	2,893	0.94 (10)	1.08	1.75	31
10/1/17 to 9/30/18	28.79	0.86	—	1.38	2.24	(0.60)	(0.06)	(0.66)	—	1.58	30.37	7.90	6,611	1.00 (10)	1.09	2.92	41
11/3/16 (11) to 9/30/17	26.78	0.50	—	2.47	2.97	(0.89)	(0.07)	(0.96)	—	2.01	28.79	11.39	7,791	1.04	1.12	1.92	36 (12)

Duff & Phelps International Real Estate Securities Fund
Class A
10/1/20 to 3/31/21(6)	$ 6.79	0.05	—	1.04	1.09	—	—	—	—	1.09	$ 7.88	16.05%	$ 2,404	1.50%	1.79%	1.37%	2%
10/1/19 to 9/30/20	7.96	0.09	—	(0.63)	(0.54)	(0.63)	—	(0.63)	—	(1.17)	6.79	(7.72)	1,843	1.50	1.75	1.32	34
10/1/18 to 9/30/19	7.41	0.14	—	0.68	0.82	(0.27)	—	(0.27)	—	0.55	7.96	11.65	2,318	1.50	1.71	1.87	34
10/1/17 to 9/30/18	6.93	0.30	—	0.30	0.60	(0.12)	—	(0.12)	—	0.48	7.41	8.72	2,145	1.50	1.85	4.07	38
10/1/16 to 9/30/17	7.25	0.13	—	(0.01)	0.12	(0.44)	—	(0.44)	—	(0.32)	6.93	2.53	2,506	1.50	1.99	1.94	24
10/1/15 to 9/30/16	6.63	0.11	—	0.58	0.69	(0.07)	—	(0.07)	—	0.62	7.25	10.47	8,680	1.51 (8)	1.91	1.60	26
Class C
10/1/20 to 3/31/21(6)	$ 6.73	0.02	—	1.03	1.05	—	—	—	—	1.05	$ 7.78	15.60%	$ 339	2.25%	2.57%	0.46%	2%
10/1/19 to 9/30/20	7.92	0.04	—	(0.63)	(0.59)	(0.60)	—	(0.60)	—	(1.19)	6.73	(8.37)	526	2.25	2.50	0.61	34
10/1/18 to 9/30/19	7.38	0.08	—	0.68	0.76	(0.22)	—	(0.22)	—	0.54	7.92	10.84	736	2.25	2.44	1.06	34
10/1/17 to 9/30/18	6.89	0.25	—	0.30	0.55	(0.06)	—	(0.06)	—	0.49	7.38	7.97	945	2.25	2.59	3.35	38
10/1/16 to 9/30/17	7.21	0.09	—	(0.02)	0.07	(0.39)	—	(0.39)	—	(0.32)	6.89	1.72	957	2.25	2.73	1.32	24
10/1/15 to 9/30/16	6.59	0.07	—	0.57	0.64	(0.02)	—	(0.02)	—	0.62	7.21	9.69	2,006	2.26 (8)	2.68	0.97	26
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
42

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Duff & Phelps International Real Estate Securities Fund (Continued)
Class I
10/1/20 to 3/31/21(6)	$ 6.78	0.06	—	1.04	1.10	—	—	—	—	1.10	$ 7.88	16.22%	$ 26,361	1.25%	1.55%	1.55%	2%
10/1/19 to 9/30/20	7.93	0.11	—	(0.62)	(0.51)	(0.64)	—	(0.64)	—	(1.15)	6.78	(7.37)	25,530	1.25	1.49	1.50	34
10/1/18 to 9/30/19	7.40	0.16	—	0.67	0.83	(0.30)	—	(0.30)	—	0.53	7.93	11.84	51,060	1.25	1.44	2.10	34
10/1/17 to 9/30/18	6.94	0.28	—	0.34	0.62	(0.16)	—	(0.16)	—	0.46	7.40	9.03	39,992	1.25	1.53	3.74	38
10/1/16 to 9/30/17	7.26	0.16	—	(0.03)	0.13	(0.45)	—	(0.45)	—	(0.32)	6.94	2.79	21,573	1.25	1.72	2.45	24
10/1/15 to 9/30/16	6.64	0.14	—	0.56	0.70	(0.08)	—	(0.08)	—	0.62	7.26	10.72	24,348	1.26 (8)	1.68	1.98	26

Duff & Phelps Real Asset Fund
Class A
10/1/20 to 3/31/21(6)	$10.10	0.01	0.03	1.49	1.53	(0.07)	—	(0.07)	—	1.46	$11.56	15.23%	$ 12,580	0.88% (8)	0.88%	0.16%	11%
10/1/19 to 9/30/20	11.38	0.27	0.26	(1.46)	(0.93)	(0.35)	—	(0.35)	—	(1.28)	10.10	(8.50)	11,964	1.05 (8)	1.05	2.57	75
10/1/18 to 9/30/19	11.63	0.14	0.16	(0.31)	(0.01)	(0.24)	—	(0.24)	—	(0.25)	11.38	0.18	15,897	0.76	0.76	1.25	13
10/1/17 to 9/30/18	11.05	0.12	0.13	0.44	0.69	(0.11)	—	(0.11)	—	0.58	11.63	6.25	10,348	0.71	0.71	1.06	17
10/1/16 to 9/30/17	10.89	0.18	0.22	(0.04)	0.36	(0.20)	—	(0.20)	—	0.16	11.05	3.34	11,118	0.74	0.74	1.65	4
10/1/15 to 9/30/16	9.99	0.08	0.31	0.58	0.97	(0.07)	—	(0.07)	—	0.90	10.89	9.74	19,171	0.74 (8)	0.74	0.80	56
Class C
10/1/20 to 3/31/21(6)	$10.19	(0.01)	0.03	1.48	1.50	—	—	—	—	1.50	$11.69	14.72%	$ 377	1.71% (8)	1.71%	(0.17) %	11%
10/1/19 to 9/30/20	11.32	0.31	0.26	(1.60)	(1.03)	(0.10)	—	(0.10)	—	(1.13)	10.19	(9.17)	604	1.74 (8)	1.74	2.85	75
10/1/18 to 9/30/19	11.50	0.27	0.16	(0.52)	(0.09)	(0.09)	—	(0.09)	—	(0.18)	11.32	(0.65)	2,126	1.50	1.50	2.44	13
10/1/17 to 9/30/18	10.97	0.04	0.14	0.41	0.59	(0.06)	—	(0.06)	—	0.53	11.50	5.40	9,948	1.46	1.46	0.39	17
10/1/16 to 9/30/17	10.73	0.09	0.19	—	0.28	(0.04)	—	(0.04)	—	0.24	10.97	2.65	13,354	1.50	1.50	0.80	4
10/1/15 to 9/30/16	9.90	— (9)	0.31	0.56	0.87	(0.04)	—	(0.04)	—	0.83	10.73	8.86	19,611	1.49 (8)	1.49	0.04	56
Class I
10/1/20 to 3/31/21(6)	$10.07	0.02	0.03	1.49	1.54	(0.10)	—	(0.10)	—	1.44	$11.51	15.35%	$ 8,896	0.63% (8)	0.63%	0.44%	11%
10/1/19 to 9/30/20	11.35	0.48	0.26	(1.64)	(0.90)	(0.38)	—	(0.38)	—	(1.28)	10.07	(8.32)	8,759	0.72 (8)	0.72	4.52	75
10/1/18 to 9/30/19	11.62	0.25	0.16	(0.39)	0.02	(0.29)	—	(0.29)	—	(0.27)	11.35	0.44	21,018	0.51	0.51	2.26	13
10/1/17 to 9/30/18	11.03	0.16	0.13	0.42	0.71	(0.12)	—	(0.12)	—	0.59	11.62	6.49	20,225	0.45	0.45	1.43	17
10/1/16 to 9/30/17	10.89	0.19	0.16	0.04	0.39	(0.25)	—	(0.25)	—	0.14	11.03	3.69	19,910	0.49	0.49	1.73	4
10/1/15 to 9/30/16	9.98	0.11	0.31	0.56	0.98	(0.07)	—	(0.07)	—	0.91	10.89	9.94	19,777	0.49 (8)	0.49	1.04	56
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
43

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

FORT Trend Fund
Class A
10/1/20 to 3/31/21(6)(13)	$14.55	(0.11)	—	0.13	0.02	—	—	—	—	0.02	$14.57	0.14%	$ 116,679	1.58% (14)	1.58%	(1.50) %	0%
10/1/19 to 9/30/20(13)	15.16	(0.04)	—	(0.57)	(0.61)	—	—	—	—	(0.61)	14.55	(4.02)	104,017	1.59 (14)	1.59	(0.25)	198
10/1/18 to 9/30/19	15.79	0.03	—	(0.66)	(0.63)	—	—	—	—	(0.63)	15.16	(3.99)	108,998	1.56 (14)	1.56	0.19	228
10/1/17 to 9/30/18	13.60	0.01	—	2.18	2.19	—	—	—	—	2.19	15.79	16.10	109,943	1.56 (14)	1.56	0.08	57
10/1/16 to 9/30/17	12.23	0.03	—	1.34	1.37	—	—	—	—	1.37	13.60	11.20	134,267	1.51 (10)	1.60	0.23	92
10/1/15 to 9/30/16	12.14	(0.01)	—	0.10	0.09	—	—	—	—	0.09	12.23	0.74	245,109	1.50 (8)(10)	1.58	(0.05)	229
Class C
10/1/20 to 3/31/21(6)(13)	$13.73	(0.15)	—	0.11	(0.04)	—	—	—	—	(0.04)	$13.69	(0.29) %	$ 27,574	2.35%	2.37%	(2.26) %	0%
10/1/19 to 9/30/20(13)	14.41	(0.13)	—	(0.55)	(0.68)	—	—	—	—	(0.68)	13.73	(4.72)	61,735	2.34 (14)	2.34	(0.96)	198
10/1/18 to 9/30/19	15.12	(0.08)	—	(0.63)	(0.71)	—	—	—	—	(0.71)	14.41	(4.70)	128,143	2.30 (14)	2.30	(0.57)	228
10/1/17 to 9/30/18	13.11	(0.09)	—	2.10	2.01	—	—	—	—	2.01	15.12	15.33	218,543	2.29 (14)	2.29	(0.65)	57
10/1/16 to 9/30/17	11.88	(0.06)	—	1.29	1.23	—	—	—	—	1.23	13.11	10.35	257,078	2.21 (10)	2.35	(0.47)	92
10/1/15 to 9/30/16	11.87	(0.08)	—	0.09	0.01	—	—	—	—	0.01	11.88	0.08	423,675	2.16 (8)(10)	2.33	(0.69)	229
Class I
10/1/20 to 3/31/21(6)(13)	$14.79	(0.09)	—	0.12	0.03	—	—	—	—	0.03	$14.82	0.20%	$ 33,857	1.35%	1.36%	(1.27) %	0%
10/1/19 to 9/30/20(13)	15.37	0.01	—	(0.59)	(0.58)	—	—	—	—	(0.58)	14.79	(3.77)	40,098	1.33 (14)	1.33	0.05	198
10/1/18 to 9/30/19	15.97	0.06	—	(0.66)	(0.60)	—	—	—	—	(0.60)	15.37	(3.76)	73,639	1.31 (14)	1.31	0.42	228
10/1/17 to 9/30/18	13.71	0.05	—	2.21	2.26	—	—	—	—	2.26	15.97	16.48	110,950	1.30 (14)	1.30	0.34	57
10/1/16 to 9/30/17	12.31	0.06	—	1.34	1.40	—	—	—	—	1.40	13.71	11.37	148,047	1.29 (10)	1.35	0.45	92
10/1/15 to 9/30/16	12.19	0.02	—	0.10	0.12	—	—	—	—	0.12	12.31	0.98	282,818	1.29 (8)(10)	1.33	0.16	229
Class R6
10/1/20 to 3/31/21(6)(13)	$14.90	(0.09)	—	0.13	0.04	—	—	—	—	0.04	$14.94	0.27%	$ 675	1.24% (14)	1.24%	(1.16) %	0%
10/1/19 to 9/30/20(13)	15.47	0.01	—	(0.58)	(0.57)	—	—	—	—	(0.57)	14.90	(3.68)	719	1.24 (14)	1.24	0.09	198
10/1/18 to 9/30/19	16.05	0.08	—	(0.66)	(0.58)	—	—	—	—	(0.58)	15.47	(3.61)	602	1.21 (14)	1.21	0.53	228
10/1/17 to 9/30/18	13.77	0.08	—	2.20	2.28	—	—	—	—	2.28	16.05	16.56	625	1.20 (14)	1.20	0.50	57
10/1/16 to 9/30/17	12.34	0.08	—	1.35	1.43	—	—	—	—	1.43	13.77	11.59	203	1.16 (10)	1.23	0.58	92
10/1/15 to 9/30/16	12.20	0.06	—	0.08	0.14	—	—	—	—	0.14	12.34	1.15	182	1.10 (8)(10)	1.25	0.49	229

KAR Emerging Markets Small-Cap Fund
Class A
10/1/20 to 3/31/21(6)	$14.93	(0.07)	—	2.37	2.30	(0.17)	—	(0.17)	—	2.13	$17.06	15.43%	$ 57,090	1.85% (14)(15)	1.78%	(0.79) %	10%
10/1/19 to 9/30/20	12.10	(0.02)	—	3.08	3.06	(0.23)	—	(0.23)	—	2.83	14.93	25.70	39,799	1.85	1.90	(0.17)	47
10/1/18 to 9/30/19	11.66	0.32	—	0.15	0.47	(0.03)	—	(0.03)	—	0.44	12.10	4.10	27,479	1.86	1.90	2.70	44
10/1/17 to 9/30/18	10.95	0.10	—	0.68	0.78	(0.07)	—	(0.07)	—	0.71	11.66	7.10	4,658	1.85	2.23	0.83	24
10/1/16 to 9/30/17	9.29	0.15	—	1.68	1.83	(0.17)	—	(0.17)	—	1.66	10.95	20.12	1,647	1.84	2.97	1.47	28
10/1/15 to 9/30/16	7.85	0.18	—	1.41	1.59	(0.15)	—	(0.15)	—	1.44	9.29	20.66	382	1.86 (8)	3.77	2.18	34
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
44

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Emerging Markets Small-Cap Fund (Continued)
Class C
10/1/20 to 3/31/21(6)	$14.80	(0.13)	—	2.36	2.23	(0.10)	—	(0.10)	—	2.13	$16.93	15.07%	$ 2,237	2.60% (14)(15)	2.49%	(1.55) %	10%
10/1/19 to 9/30/20	12.03	(0.11)	—	3.05	2.94	(0.17)	—	(0.17)	—	2.77	14.80	24.75	1,208	2.60	2.61	(0.87)	47
10/1/18 to 9/30/19	11.65	0.17	—	0.21	0.38	—	—	—	—	0.38	12.03	3.26	736	2.61	2.62	1.47	44
10/1/17 to 9/30/18	10.96	0.01	—	0.68	0.69	—	—	—	—	0.69	11.65	6.30	358	2.60	2.90	0.08	24
10/1/16 to 9/30/17	9.31	0.08	—	1.69	1.77	(0.12)	—	(0.12)	—	1.65	10.96	19.31	317	2.59	3.73	0.78	28
10/1/15 to 9/30/16	7.80	0.12	—	1.41	1.53	(0.02)	—	(0.02)	—	1.51	9.31	19.62	117	2.61 (8)	4.51	1.39	34
Class I
10/1/20 to 3/31/21(6)	$15.01	(0.05)	—	2.38	2.33	(0.20)	—	(0.20)	—	2.13	$17.14	15.58%	$ 301,378	1.60% (14)(15)	1.52%	(0.54) %	10%
10/1/19 to 9/30/20	12.16	0.01	—	3.10	3.11	(0.26)	—	(0.26)	—	2.85	15.01	26.01	180,829	1.60	1.62	0.11	47
10/1/18 to 9/30/19	11.70	0.34	—	0.16	0.50	(0.04)	—	(0.04)	—	0.46	12.16	4.33	85,699	1.61	1.67	2.85	44
10/1/17 to 9/30/18	10.99	0.14	—	0.67	0.81	(0.10)	—	(0.10)	—	0.71	11.70	7.36	28,630	1.60	1.93	1.16	24
10/1/16 to 9/30/17	9.31	0.16	—	1.70	1.86	(0.18)	—	(0.18)	—	1.68	10.99	20.42	8,673	1.59	2.75	1.60	28
10/1/15 to 9/30/16	7.88	0.20	—	1.41	1.61	(0.18)	—	(0.18)	—	1.43	9.31	20.82	4,420	1.61 (8)	3.53	2.44	34
Class R6
10/1/20 to 3/31/21(6)	$15.01	(0.02)	—	2.38	2.36	(0.22)	—	(0.22)	—	2.14	$17.15	15.73%	$ 1,058	1.42% (14)(15)	1.41%	(0.12) %	10%
10/1/19 to 9/30/20	12.16	0.02	—	3.10	3.12	(0.27)	—	(0.27)	—	2.85	15.01	26.13	125	1.50	1.51	0.17	47
8/1/19 (11) to 9/30/19	12.36	0.03	—	(0.23)	(0.20)	—	—	—	—	(0.20)	12.16	(1.62)	98	1.51 (8)	1.62	1.44	44 (12)

KAR International Small-Cap Fund
Class A
10/1/20 to 3/31/21(6)	$19.15	(0.05)	—	4.51	4.46	(0.16)	(0.05)	(0.21)	—	4.25	$23.40	23.34%	$ 97,382	1.52% (14)	1.52%	(0.47) %	14%
10/1/19 to 9/30/20	16.95	0.02	—	2.51	2.53	(0.33)	—	(0.33)	—	2.20	19.15	14.98	78,101	1.56 (14)	1.56	0.13	48
10/1/18 to 9/30/19	17.15	0.44	—	(0.47)	(0.03)	(0.06)	(0.11)	(0.17)	— (9)	(0.20)	16.95	(0.05) (16)	70,958	1.55 (14)	1.55	2.66	30
10/1/17 to 9/30/18	16.22	0.16	—	1.01	1.17	(0.08)	(0.16)	(0.24)	—	0.93	17.15	7.31	47,909	1.60	1.56	0.92	21
10/1/16 to 9/30/17	13.01	0.16	—	3.34	3.50	(0.29)	—	(0.29)	—	3.21	16.22	27.42	18,479	1.60	1.66	1.07	27
10/1/15 to 9/30/16	10.85	0.21	—	2.38	2.59	(0.20)	(0.23)	(0.43)	—	2.16	13.01	24.58	1,985	1.61 (8)	1.87	1.80	40
Class C
10/1/20 to 3/31/21(6)	$18.78	(0.13)	—	4.44	4.31	(0.02)	(0.05)	(0.07)	—	4.24	$23.02	22.96%	$ 40,681	2.24% (14)	2.24%	(1.20) %	14%
10/1/19 to 9/30/20	16.64	(0.11)	—	2.45	2.34	(0.20)	—	(0.20)	—	2.14	18.78	14.07	33,524	2.27 (14)	2.27	(0.65)	48
10/1/18 to 9/30/19	16.89	0.32	—	(0.46)	(0.14)	—	(0.11)	(0.11)	— (9)	(0.25)	16.64	(0.78) (16)	37,210	2.29 (14)	2.29	1.93	30
10/1/17 to 9/30/18	16.04	0.03	—	1.02	1.05	(0.04)	(0.16)	(0.20)	—	0.85	16.89	6.60	35,966	2.31 (14)	2.27	0.18	21
10/1/16 to 9/30/17	12.92	0.06	—	3.29	3.35	(0.23)	—	(0.23)	—	3.12	16.04	26.41	13,442	2.35	2.41	0.38	27
10/1/15 to 9/30/16	10.72	0.12	—	2.37	2.49	(0.06)	(0.23)	(0.29)	—	2.20	12.92	23.76	1,465	2.36 (8)	2.63	1.02	40
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
45

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR International Small-Cap Fund (Continued)
Class I
10/1/20 to 3/31/21(6)	$19.25	(0.02)	—	4.54	4.52	(0.22)	(0.05)	(0.27)	—	4.25	$23.50	23.54%	$2,350,400	1.25% (14)	1.25%	(0.19) %	14%
10/1/19 to 9/30/20	17.03	0.06	—	2.53	2.59	(0.37)	—	(0.37)	—	2.22	19.25	15.28	1,705,562	1.28 (14)	1.28	0.35	48
10/1/18 to 9/30/19	17.24	0.50	—	(0.49)	0.01	(0.11)	(0.11)	(0.22)	— (9)	(0.21)	17.03	0.18 (16)	1,372,552	1.30 (14)	1.30	2.96	30
10/1/17 to 9/30/18	16.28	0.21	—	1.01	1.22	(0.10)	(0.16)	(0.26)	—	0.96	17.24	7.58	773,571	1.35	1.29	1.20	21
10/1/16 to 9/30/17	13.04	0.20	—	3.35	3.55	(0.31)	—	(0.31)	—	3.24	16.28	27.73	176,216	1.35	1.42	1.33	27
10/1/15 to 9/30/16	10.89	0.23	—	2.40	2.63	(0.25)	(0.23)	(0.48)	—	2.15	13.04	24.94	40,424	1.36 (8)	1.62	1.95	40
Class R6
10/1/20 to 3/31/21(6)	$19.27	(0.01)	—	4.55	4.54	(0.24)	(0.05)	(0.29)	—	4.25	$23.52	23.62%	$ 248,882	1.15% (14)	1.15%	(0.07) %	14%
10/1/19 to 9/30/20	17.05	0.11	—	2.50	2.61	(0.39)	—	(0.39)	—	2.22	19.27	15.35	75,086	1.18 (14)	1.18	0.65	48
10/1/18 to 9/30/19	17.26	0.43	—	(0.41)	0.02	(0.12)	(0.11)	(0.23)	— (9)	(0.21)	17.05	0.24 (16)	40,866	1.19 (14)	1.19	2.60	30
10/1/17 to 9/30/18	16.28	0.18	—	1.07	1.25	(0.11)	(0.16)	(0.27)	—	0.98	17.26	7.74	72,151	1.21 (14)	1.20	1.06	21
10/1/16 to 9/30/17	13.03	0.26	—	3.30	3.56	(0.31)	—	(0.31)	—	3.25	16.28	27.82	36,941	1.24	1.28	1.66	27
10/1/15 to 9/30/16	10.89	0.25	—	2.39	2.64	(0.27)	(0.23)	(0.50)	—	2.14	13.03	25.06	112	1.27 (8)	1.52	2.19	40

KAR International Small-Mid Cap Fund
Class A
10/1/20 to 3/31/21(6)	$12.93	(0.04)	—	2.64	2.60	(0.09)	(0.35)	(0.44)	—	2.16	$15.09	20.15%	$ 259	1.45%	1.56%	(0.52) %	18%
10/1/19 (11) to 9/30/20	10.00	(0.02)	—	2.95	2.93	—	—	—	—	2.93	12.93	29.30	161	1.45	2.40	(0.22)	58 (12)
Class C
10/1/20 to 3/31/21(6)	$12.83	(0.09)	—	2.62	2.53	(0.01)	(0.35)	(0.36)	—	2.17	$15.00	19.75%	$ 302	2.20%	2.31%	(1.28) %	18%
10/1/19 (11) to 9/30/20	10.00	(0.11)	—	2.94	2.83	—	—	—	—	2.83	12.83	28.30	168	2.20	3.15	(0.96)	58 (12)
Class I
10/1/20 to 3/31/21(6)	$12.96	(0.02)	—	2.64	2.62	(0.11)	(0.35)	(0.46)	—	2.16	$15.12	20.30%	$ 33,212	1.20%	1.42%	(0.30) %	18%
10/1/19 (11) to 9/30/20	10.00	0.02	—	2.94	2.96	—	—	—	—	2.96	12.96	29.60	19,699	1.20	2.24	0.22	58 (12)
Class R6
10/1/20 to 3/31/21(6)	$12.97	(0.02)	—	2.65	2.63	(0.12)	(0.35)	(0.47)	—	2.16	$15.13	20.36%	$ 4,097	1.10%	1.30%	(0.23) %	18%
10/1/19 (11) to 9/30/20	10.00	0.02	—	2.95	2.97	—	—	—	—	2.97	12.97	29.70	3,510	1.10	2.11	0.14	58 (12)

Vontobel Global Opportunities Fund
Class A
10/1/20 to 3/31/21(6)	$18.63	(0.06)	—	2.09	2.03	—	(0.42)	(0.42)	—	1.61	$20.24	10.95%	$ 126,280	1.36%	1.39%	(0.62) %	25%
10/1/19 to 9/30/20	16.37	(0.05)	—	2.65	2.60	—	(0.34)	(0.34)	—	2.26	18.63	16.03	111,264	1.36	1.41	(0.28)	48
10/1/18 to 9/30/19	17.02	0.02	—	0.97	0.99	— (9)	(1.64)	(1.64)	—	(0.65)	16.37	7.62	99,951	1.37 (10)	1.40	0.11	35
10/1/17 to 9/30/18	16.22	0.02	—	1.68	1.70	— (9)	(0.90)	(0.90)	—	0.80	17.02	10.80	104,081	1.40 (14)	1.40	0.12	38
10/1/16 to 9/30/17	13.69	0.02	—	2.64	2.66	(0.05)	(0.08)	(0.13)	—	2.53	16.22	19.54 (7)	113,151	1.45 (7)	1.46	0.05 (7)	37
10/1/15 to 9/30/16	12.32	0.05	—	1.35	1.40	(0.03)	—	(0.03)	—	1.37	13.69	11.38	105,967	1.47 (8)	1.48	0.37	29
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
46

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Vontobel Global Opportunities Fund (Continued)
Class C
10/1/20 to 3/31/21(6)	$15.28	(0.11)	—	1.71	1.60	—	(0.42)	(0.42)	—	1.18	$16.46	10.52%	$ 21,877	2.11%	2.13%	(1.39) %	25%
10/1/19 to 9/30/20	13.58	(0.14)	—	2.18	2.04	—	(0.34)	(0.34)	—	1.70	15.28	15.19	25,626	2.11	2.13	(1.03)	48
10/1/18 to 9/30/19	14.51	(0.08)	—	0.79	0.71	—	(1.64)	(1.64)	—	(0.93)	13.58	6.89	28,147	2.12 (10)	2.16	(0.64)	35
10/1/17 to 9/30/18	14.06	(0.09)	—	1.44	1.35	—	(0.90)	(0.90)	—	0.45	14.51	9.92	32,003	2.16 (14)	2.16	(0.61)	38
10/1/16 to 9/30/17	11.93	(0.08)	—	2.29	2.21	—	(0.08)	(0.08)	—	2.13	14.06	18.61 (7)	30,065	2.21 (7)	2.22	(0.68) (7)	37
10/1/15 to 9/30/16	10.79	(0.04)	—	1.18	1.14	—	—	—	—	1.14	11.93	10.57	23,070	2.23 (8)	2.24	(0.34)	29
Class I
10/1/20 to 3/31/21(6)	$18.67	(0.04)	—	2.09	2.05	—	(0.42)	(0.42)	—	1.63	$20.30	11.03%	$ 178,213	1.09%	1.14%	(0.36) %	25%
10/1/19 to 9/30/20	16.39	— (9)	—	2.66	2.66	(0.04)	(0.34)	(0.38)	—	2.28	18.67	16.41	153,902	1.09	1.17	(0.02)	48
10/1/18 to 9/30/19	17.02	0.06	—	0.99	1.05	(0.04)	(1.64)	(1.68)	—	(0.63)	16.39	7.98	124,340	1.10 (10)	1.17	0.41	35
10/1/17 to 9/30/18	16.23	0.07	—	1.67	1.74	(0.05)	(0.90)	(0.95)	—	0.79	17.02	11.07	81,090	1.16 (14)	1.16	0.43	38
10/1/16 to 9/30/17	13.69	0.06	—	2.63	2.69	(0.07)	(0.08)	(0.15)	—	2.54	16.23	19.83 (7)	76,222	1.20 (7)	1.21	0.38 (7)	37
10/1/15 to 9/30/16	12.32	0.08	—	1.35	1.43	(0.06)	—	(0.06)	—	1.37	13.69	11.65	48,155	1.23 (8)	1.23	0.64	29
Class R6
10/1/20 to 3/31/21(6)	$18.72	(0.02)	—	2.10	2.08	—	(0.42)	(0.42)	—	1.66	$20.38	11.16%	$ 88,231	0.90%	1.06%	(0.17) %	25%
10/1/19 to 9/30/20	16.42	0.03	—	2.66	2.69	(0.05)	(0.34)	(0.39)	—	2.30	18.72	16.59	89,980	0.90	1.08	0.18	48
10/1/18 to 9/30/19	17.03	0.13	—	0.94	1.07	(0.04)	(1.64)	(1.68)	—	(0.61)	16.42	8.19	65,704	0.90 (10)	1.08	0.80	35
1/30/18 (11) to 9/30/18	17.27	0.06	—	(0.30)	(0.24)	—	—	—	—	(0.24)	17.03	1.39	425	1.11 (14)	1.11	0.56	38 (12)

Vontobel Greater European Opportunities Fund
Class A
10/1/20 to 3/31/21(6)	$11.24	(0.05)	—	1.23	1.18	—	(0.55)	(0.55)	—	0.63	$11.87	10.55%	$ 2,135	1.42% (10)	2.55%	(0.77) %	14%
10/1/19 to 9/30/20	11.55	(0.02)	—	1.09	1.07	(0.06)	(1.32)	(1.38)	—	(0.31)	11.24	9.82	1,486	1.45	3.58	(0.19)	51
10/1/18 to 9/30/19	15.62	0.07	—	(0.38)	(0.31)	(0.14)	(3.62)	(3.76)	—	(4.07)	11.55	2.14	1,378	1.45	2.99	0.62	16
10/1/17 to 9/30/18	17.62	0.13	—	(0.16)	(0.03)	(0.24)	(1.73)	(1.97)	—	(2.00)	15.62	(0.49)	3,283	1.45	2.20	0.77	22
10/1/16 to 9/30/17	15.86	0.04	—	1.96	2.00	(0.24)	—	(0.24)	—	1.76	17.62	12.89	4,224	1.44	1.90	0.26	42
10/1/15 to 9/30/16	15.20	0.17	—	0.59	0.76	(0.10)	—	(0.10)	—	0.66	15.86	4.99	11,364	1.46 (8)	1.82	1.06	49
Class C
10/1/20 to 3/31/21(6)	$10.85	(0.09)	—	1.19	1.10	—	(0.55)	(0.55)	—	0.55	$11.40	10.18%	$ 460	2.17% (10)	3.29%	(1.53) %	14%
10/1/19 to 9/30/20	11.21	(0.09)	—	1.05	0.96	—	(1.32)	(1.32)	—	(0.36)	10.85	9.01	430	2.20	4.31	(0.91)	51
10/1/18 to 9/30/19	15.22	(0.04)	—	(0.35)	(0.39)	—	(3.62)	(3.62)	—	(4.01)	11.21	1.34	579	2.20	3.73	(0.32)	16
10/1/17 to 9/30/18	17.22	0.01	—	(0.15)	(0.14)	(0.13)	(1.73)	(1.86)	—	(2.00)	15.22	(1.17)	1,827	2.20	2.92	0.07	22
10/1/16 to 9/30/17	15.58	(0.02)	—	1.86	1.84	(0.20)	—	(0.20)	—	1.64	17.22	12.06	2,208	2.19	2.66	(0.10)	42
10/1/15 to 9/30/16	14.95	0.04	—	0.59	0.63	—	—	—	—	0.63	15.58	4.21	2,292	2.23 (8)	2.58	0.26	49
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
47

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Vontobel Greater European Opportunities Fund (Continued)
Class I
10/1/20 to 3/31/21(6)	$11.23	(0.03)	—	1.23	1.20	—	(0.55)	(0.55)	—	0.65	$11.88	10.74%	$ 5,387	1.16% (10)	2.25%	(0.51) %	14%
10/1/19 to 9/30/20	11.55	0.01	—	1.09	1.10	(0.10)	(1.32)	(1.42)	—	(0.32)	11.23	10.06	2,562	1.20	3.31	0.12	51
10/1/18 to 9/30/19	15.65	0.12	—	(0.41)	(0.29)	(0.19)	(3.62)	(3.81)	—	(4.10)	11.55	2.36	2,280	1.20	2.72	1.00	16
10/1/17 to 9/30/18	17.65	0.12	—	(0.10)	0.02	(0.29)	(1.73)	(2.02)	—	(2.00)	15.65	(0.19)	2,626	1.20	1.89	0.75	22
10/1/16 to 9/30/17	15.91	0.17	—	1.87	2.04	(0.30)	—	(0.30)	—	1.74	17.65	13.21	9,822	1.19	1.67	1.02	42
10/1/15 to 9/30/16	15.26	0.25	—	0.54	0.79	(0.14)	—	(0.14)	—	0.65	15.91	5.22	8,893	1.22 (8)	1.56	1.57	49

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
Duff & Phelps Global Infrastructure Fund No Impact (Class A), No Impact (Class C), No Impact (Class I)
Vontobel Global Opportunities Fund 0.06% (Class A), 0.05% (Class C), 0.05% (Class I)

Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
Duff & Phelps Global Infrastructure Fund No Impact (Class A), No Impact (Class C), No Impact (Class I)
Vontobel Global Opportunities Fund 0.06% (Class A), 0.05% (Class C), 0.05% (Class I)
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Amount is less than $0.005 per share.
(10)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(11)	Inception date.
(12)	Portfolio turnover is representative of the Fund for the entire period.
(13)	Consolidated Financial Highlights.
(14)	The share class is currently under its expense limitation.
(15)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(16)	Payment from affiliate had no impact on total return.
See Notes to Financial Statements
48

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2021
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 20 funds of the Trust are offered for sale, of which 10 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds except the Duff & Phelps Real Asset Fund, KAR Emerging Markets Small-Cap Fund, KAR International Small-Cap Fund, and KAR International Small-Mid Cap Fund are diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Duff & Phelps Global Infrastructure Fund	Capital appreciation and current income.
Duff & Phelps Global Real Estate Securities Fund	Long-term capital appreciation, with a secondary investment objective of income.
Duff & Phelps International Real Estate Securities Fund	Long-term capital appreciation, with a secondary investment objective of income.
Duff & Phelps Real Asset Fund	Long-term capital appreciation.
FORT Trend Fund	Long-term capital appreciation.
KAR Emerging Markets Small-Cap Fund	Capital appreciation.
KAR International Small-Cap Fund	Capital appreciation.
KAR International Small-Mid Cap Fund	Capital appreciation.
Vontobel Global Opportunities Fund	Capital appreciation.
Vontobel Greater European Opportunities Fund	Long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, and Class I shares. The Duff & Phelps Global Infrastructure Fund, Duff & Phelps Global Real Estate Securities Fund, FORT Trend Fund, KAR Emerging Markets Small-Cap Fund, KAR International Small-Cap Fund, KAR International Small-Mid Cap Fund, and Vontobel Global Opportunities Fund also offer Class R6 shares.
Effective February 1, 2021, Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Prior to February 1, 2021, Class A shares were sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
49

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Basis of Consolidation
The accompanying consolidated financial statements of FORT Trend Fund include the account of VATS Offshore Fund, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of FORT Trend Fund and is organized as a company under the laws of the Cayman Islands and primarily invests in commodity-related instruments. The Subsidiary is not registered under the 1940 Act. The Subsidiary enables FORT Trend Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. FORT Trend Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2021 were $24,225 and 14% of FORT Trend Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to FORT Trend Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.
B.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
50

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
D.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made. The Subsidiary is classified as a controlled foreign corporation under Subchapter M of the Internal Revenue Code. Therefore, the FORT Trend Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the FORT Trend Fund in the current period nor carried forward to offset taxable income in future periods.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2021, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2017 forward (with limited exceptions).
E.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
F.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
G.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.	Securities Lending
Effective October 1, 2020, the Funds may resume loaning securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
51

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
At March 31, 2021, the Funds did not loan securities.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from future contracts.
During the fiscal period, FORT Trend Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end are listed after the Fund’s Consolidated Schedule of Investments.
The following is a summary of derivative instruments categorized by primary risk exposure, presented in the financial statements as of March 31, 2021:

	Fair Values of Derivative Financial Instruments as of March 31, 2021
	Derivative Assets
		FORT Trend Fund
Primary Risk	Statement of Assets and Liabilities Location	Value
Interest rate contracts	Unrealized appreciation on futures contracts(1)	$ 68
Foreign currency exchange contracts	Unrealized appreciation on futures contracts(1)	345
Equity contracts	Unrealized appreciation on futures contracts(1)	543
Commodity contracts	Unrealized appreciation on futures contracts(1)	167
Total		$1,123

	Fair Value of Derivative Financial Instruments as of March 31, 2021
	Derivative Liabilities
		FORT Trend Fund
Primary Risk	Statement of Assets and Liabilities Location	Value
Interest rate contracts	Unrealized appreciation on futures contracts(1)	$ (881)
Foreign currency exchange contracts	Unrealized appreciation on futures contracts(1)	(3)
Equity contracts	Unrealized appreciation on futures contracts(1)	(67)
Commodity contracts	Unrealized appreciation on futures contracts(1)	(53)
Total		$(1,004)
(1) Includes cumulative appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
52

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
The Effect of Derivative Financial Instruments in the Statements of Operations for the Period Ended March 31, 2021
Net Realized Gain (Loss) From
FORT Trend Fund
Interest rate contracts:
Futures contracts(1)	$(8,102)
Foreign currency exchange contracts:
Futures contacts(1)	426
Equity contracts:
Futures contracts(1)	6,847
Commodity contracts:
Futures contracts(1)	1,925
Total	$ 1,096

(1) Included in net realized gain (loss) from futures within the Consolidated Statement of Operations.

The Effect of Derivative Financial Instruments in the Statements of Operations for the Period Ended March 31, 2021
Net Change in Unrealized Appreciation/(Depreciation) on
FORT Trend Fund
Interest rate contracts:
Futures contracts(1)	$(610)
Foreign currency exchange contracts:
Futures contracts(1)	380
Equity contracts:
Futures contracts(1)	355
Commodity contracts:
Futures contracts(1)	316
Total	$ 441

(1) Included in net change in unrealized appreciation (depreciation) from futures within the Consolidated Statement of Operations.
The quarterly average values (unless otherwise specified) of the derivatives held by the Funds in the tables shown below indicate the volume of derivative activity for each applicable Fund for the period ended March 31, 2021.
FORT Trend Fund
Futures Contracts - Long Positions(1)	$211,596
Futures Contracts - Short Positions(1)	191,696
(1) Average unrealized for the period.
B.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange traded futures, generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
53

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
C.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
The following tables present the FORT Trend Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of March 31, 2021:

At March 31, 2021, the Fund’s derivative assets and liabilities (by type) are as follows:
FORT Trend Fund
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$ 282	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$ 282	$—
Derivatives not subject to a MNA or similar agreement	(282)	—
Total assets and liabilities subject to a MNA	$ —	$—
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. is the investment adviser to the Funds, with the exception of the FORT Trend Fund, which advised by Virtus Alternative Investment Advisers, Inc. (each an “Adviser” and collectively, the “Advisers”). Each Adviser is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”). Each Adviser manages the applicable Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the applicable Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of the following Funds:

	First $1 Billion	$1+ Billion
FORT Trend Fund	1.00%	0.95%
KAR Emerging Markets Small-Cap Fund	1.20	1.15
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VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
	First $1 Billion	$1+ Billion
KAR International Small-Cap Fund	1.00%	0.95%
KAR International Small-Mid Cap Fund	0.90	0.85
Vontobel Greater European Opportunities Fund	0.85	0.80

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Duff & Phelps Global Infrastructure Fund	0.65%	0.60%	0.55%
Duff & Phelps Global Real Estate Securities Fund	0.85	0.80	0.75
Duff & Phelps International Real Estate Securities Fund	1.00	0.95	0.90
Vontobel Global Opportunities Fund	0.85	0.80	0.75
Duff & Phelps Real Asset Fund – the Adviser does not charge an advisory fee.
For FORT Trend Fund, the assets of the Subsidiary are excluded from the assets on which the above-described management fee is calculated. However, under the terms of a separate investment advisory agreement, the Subsidiary pays the applicable Adviser an investment management fee calculated on the value of the Subsidiary’s average daily managed assets at the same annual rates.
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the applicable Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:
Fund	Subadviser
Duff & Phelps Global Infrastructure Fund	DPIM (1)
Duff & Phelps Global Real Estate Securities Fund	DPIM (1)
Duff & Phelps International Real Estate Securities Fund	DPIM (1)
Duff & Phelps Real Asset Fund	DPIM (1)
FORT Trend Fund	FORT (2)
KAR Emerging Markets Small-Cap Fund	KAR (3)
KAR International Small-Cap Fund	KAR (3)
KAR International Small-Mid Cap Fund	KAR (3)
Vontobel Global Opportunities Fund	Vontobel (4)
Vontobel Greater European Opportunities Fund	Vontobel (4)
(1)	Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2)	FORT, LP (“FORT”).
(3)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(4)	Vontobel Asset Management, Inc. (“Vontobel”).
C.	Expense Limits and Fee Waivers
Each Adviser has contractually agreed to limit certain Funds’ annual total operating expenses subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 1, 2022. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Duff & Phelps Global Infrastructure Fund	N/A %	N/A %	N/A %	0.85%
Duff & Phelps Global Real Estate Securities Fund	1.40	2.15	1.15	0.89
Duff & Phelps International Real Estate Securities Fund	1.50	2.25	1.25	N/A
FORT Trend Fund	1.60 *	2.35	1.35	1.26 *
KAR Emerging Markets Small-Cap Fund	1.85 *	2.60 *	1.60 *	1.50 *
KAR International Small-Cap Fund	1.60 *	2.35 *	1.35 *	1.24 *
KAR International Small-Mid Cap Fund	1.45	2.20	1.20	1.10
Vontobel Global Opportunities Fund	1.36	2.11	1.09	0.90
Vontobel Greater European Opportunities Fund**	1.40	2.15	1.15	N/A
*	Each share class is currently below its expense cap.
55

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
**	Effective December 1, 2020. For the period October 1, 2020 through November 30, 2020, the expense caps were as follows for Class A shares, Class C shares, and Class I shares, respectively: 1.45%, 2.20%, and 1.20%.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, each Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2021	2022	2023	2024	Total
Duff & Phelps Global Infrastructure Fund
Class R6	$ —	$ 2	$ 9	$ 4	$ 15
Duff & Phelps Global Real Estate Securities Fund
Class A	124	226	251	143	744
Class C	2	5	3	1	11
Class I	18	71	86	29	204
Class R6	4	4	46	51	105
Duff & Phelps International Real Estate Securities Fund
Class A	3	4	5	3	15
Class C	1	2	2	1	6
Class I	39	81	100	39	259
FORT Trend Fund
Class C	—	—	—	6	6
Class I	—	—	—	1	1
KAR Emerging Markets Small-Cap Fund
Class A	—	—	14	—	14
KAR International Small-Mid Cap Fund
Class A	—	—	1	— (1)	1
Class C	—	—	1	— (1)	1
Class I	—	—	76	30	106
Class R6	—	—	30	4	34
Vontobel Global Opportunities Fund
Class A	—	34	52	15	101
Class C	—	13	4	3	20
Class I	—	66	109	43	218
Class R6	—	55	134	70	259
Vontobel Greater European Opportunities Fund
Class A	13	34	29	9	85
Class C	7	14	10	3	34
Class I	9	35	47	25	116
(1)	Amount is less than $500.
During the period ended March 31, 2021, each Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
Duff & Phelps Global Real Estate Securities Fund	$ —	$ — (1)	$ —	$ —	$ — (1)
FORT Trend Fund	— (1)	— (1)	— (1)	—	— (1)
KAR Emerging Markets Small-Cap Fund	17	1	98	— (1)	116
(1)	Amount is less than $500.
56

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2021, it retained net commissions of $23 for Class A shares and CDSC of $9 for Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
                (1) Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
                (2) The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended March 31, 2021, the Funds incurred administration fees totaling $1,717 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2021, the Funds incurred transfer agent fees totaling $778 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments in Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended March 31, 2021, the Funds did not engage in Rule 17a-7 of the 1940 Act transactions.
A summary of the Duff & Phelps Real Asset Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the period ended March 31, 2021, is as follows:

	Value, beginning of period	Purchases (2)	Sales proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend income	Distributions of realized gains
Affiliated Mutual Funds—66.0%(3)
Equity Funds—57.9%
Virtus Duff & Phelps Global Infrastructure Fund Class R6	$ 5,484	$ 98	$1,060	$343	$ 132	$ 4,997	315,044	$35	$62
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6	5,464	36	1,375	210	711	5,046	147,117	36	—
Virtus Duff & Phelps Select MLP and Energy Fund Class I	1,673	47	—	2	895	2,617	350,359	—	—
Fixed Income Fund—8.1%
Virtus Newfleet Senior Floating Rate Fund Class R6	2,392	40	765	47	42	1,756	197,017	—	—
Total	$15,013	$221	$3,200	$602	$1,780	$14,416		$71	$62
57

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period. The tables below represent transactions in and earnings from these affiliated issuers during the period ended March 31, 2021:
KAR Emerging Markets Small-Cap Fund
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Common Stocks—4.2%
Union Auction PCL	$10,763	$2,025	$—	$—	$(2,182)	$10,606	30,130,000	$ —	$—
Younglimwon Soft Lab Co., Ltd.	3,392	1,726	—	—	(385)	4,733	407,309	22	—
Total	$14,155	$3,751	$—	$—	$(2,567)	$15,339		$22	$—
KAR International Small-Cap Fund
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Common Stocks—26.5%
Bouvet ASA	$ 48,449	$ —	$ —	$ —	$ 7,020	$ 55,469	750,682	$ 686	$—
Brockhaus Capital Management AG	26,802	—	—	—	(5,043)	21,759	761,996	—	—
Computer Modelling Group Ltd.	21,776	—	—	—	3,936	25,712	5,619,390	441	—
Enento Group Oyj	62,776	5,407	1,919	260	2,402	68,926	1,674,508	2,504	—
HeadHunter Group plc ADR	114,050	—	28,325	9,828	28,693	124,246	3,662,906	—	—
Karnov Group AB Class B	40,186	20,524	—	—	(2,019)	58,691	9,819,441	—	—
Lumax International Corp., Ltd.	17,126	—	—	—	3,452	20,578	7,818,259	—	—
MarkLines Co., Ltd.	24,763	—	—	—	(53)	24,710	1,094,400	221	—
Max Stock Ltd.	25,543	2,318	—	—	4,133	31,994	7,952,458	—	—
Mortgage Advice Bureau Holdings Ltd.	60,141	—	16,871	5,966	31,693	80,929	5,218,095	525	—
Pason Systems, Inc.	31,391	—	—	—	24,442	55,833	7,901,518	626	—
Sabre Insurance Group plc	36,542	23,319	—	—	3,522	63,383	18,172,326	—	—
VNV Global AB	83,617	—	33,331	9,670	31,644	91,600	7,325,890	—	—
Webstep AS	7,157	—	—	—	3,054	10,211	3,119,279	543	—
Total	$ 600,319	$ 51,568	$ 80,446	$ 25,724	$ 136,876	$ 734,041		$ 5,546	$—
(1)	The Duff & Phelps Real Asset Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2021, the Fund was the owner of record of 36% of the Virtus Duff & Phelps Select MLP and Energy Fund and the owner of record of less than 10% of all other affiliated underlying funds.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2021.
58

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the period ended March 31, 2021, were as follows:
	Purchases	Sales
Duff & Phelps Global Infrastructure Fund	$ 10,261	$ 13,764
Duff & Phelps Global Real Estate Securities Fund	50,010	21,344
Duff & Phelps International Real Estate Securities Fund	658	3,555
Duff & Phelps Real Asset Fund	2,360	5,017
KAR Emerging Markets Small-Cap Fund	114,567	26,233
KAR International Small-Cap Fund	540,417	292,795
KAR International Small-Mid Cap Fund	12,423	5,136
Vontobel Global Opportunities Fund	95,942	99,610
Vontobel Greater European Opportunities Fund	3,660	872
There were no purchases or sales of long-term securities for FORT Trend Fund during the period ended March 31, 2021.
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2021.
Note 6. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	251	$ 3,885	230	$ 3,466	114	$ 3,759	390	$ 11,764
Reinvestment of distributions	33	510	107	1,629	—	—	30	999
Shares repurchased and cross class conversions	(177)	(2,742)	(570)	(8,130)	(93)	(3,037)	(405)	(11,888)
Net Increase / (Decrease)	107	$ 1,653	(233)	$ (3,035)	21	$ 722	15	$ 875
Class C
Shares sold and cross class conversions	21	$ 324	44	$ 682	6	$ 190	25	$ 769
Reinvestment of distributions	8	122	33	513	—	—	19	591
Shares repurchased and cross class conversions	(271)	(4,170)	(328)	(4,855)	(64)	(2,001)	(100)	(2,850)
Net Increase / (Decrease)	(242)	$ (3,724)	(251)	$ (3,660)	(58)	$ (1,811)	(56)	$ (1,490)
Class I
Shares sold and cross class conversions	203	$ 3,146	1,210	$ 18,995	2,187	$ 71,818	2,891	$ 88,567
Reinvestment of distributions	40	615	134	2,031	30	952	477	15,409
Shares repurchased and cross class conversions	(277)	(4,306)	(2,132)	(29,130)	(1,194)	(37,117)	(3,528)	(100,390)
Net Increase / (Decrease)	(34)	$ (545)	(788)	$ (8,104)	1,023	$ 35,653	(160)	$ 3,586
59

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	83	$ 1,322	213	$ 3,301	43	$ 1,321	1,926	$ 57,252
Reinvestment of distributions	12	179	33	492	13	402	5	161
Shares repurchased and cross class conversions	(83)	(1,287)	(234)	(3,359)	(68)	(2,172)	(109)	(3,145)
Net Increase / (Decrease)	12	$ 214	12	$ 434	(12)	$ (449)	1,822	$ 54,268

	Duff & Phelps International Real Estate Securities Fund				Duff & Phelps Real Asset Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	77	$ 594	169	$ 1,235	30	$ 342	155	$ 1,633
Reinvestment of distributions	—	—	24	185	7	75	38	438
Shares repurchased and cross class conversions	(43)	(326)	(213)	(1,349)	(134)	(1,451)	(405)	(4,194)
Net Increase / (Decrease)	34	$ 268	(20)	$ 71	(97)	$ (1,034)	(212)	$ (2,123)
Class C
Shares sold and cross class conversions	— (1)	$ —(2)	8	$ 63	1	$ 7	1	$ 18
Reinvestment of distributions	—	—	7	56	—	—	1	14
Shares repurchased and cross class conversions	(35)	(264)	(30)	(193)	(28)	(319)	(131)	(1,377)
Net Increase / (Decrease)	(35)	$ (264)	(15)	$ (74)	(27)	$ (312)	(129)	$ (1,345)
Class I
Shares sold and cross class conversions	189	$ 1,431	2,146	$ 15,190	36	$ 393	614	$ 6,818
Reinvestment of distributions	—	—	529	4,066	7	79	54	621
Shares repurchased and cross class conversions	(610)	(4,485)	(5,343)	(35,003)	(140)	(1,523)	(1,650)	(16,588)
Net Increase / (Decrease)	(421)	$ (3,054)	(2,668)	$ (15,747)	(97)	$ (1,051)	(982)	$ (9,149)

60

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
	FORT Trend Fund				KAR Emerging Markets Small-Cap Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,838	$ 26,801	1,963	$ 26,957	1,075	$ 17,785	1,549	$ 20,012
Reinvestment of distributions	—	—	—	—	30	503	40	495
Shares repurchased and cross class conversions	(974)	(14,190)	(2,006)	(28,494)	(426)	(7,052)	(1,194)	(14,031)
Net Increase / (Decrease)	864	$ 12,611	(43)	$ (1,537)	679	$ 11,236	395	$ 6,476
Class C
Shares sold and cross class conversions	7	$ 99	63	$ 868	60	$ 1,009	36	$ 470
Reinvestment of distributions	—	—	—	—	1	10	1	12
Shares repurchased and cross class conversions	(2,489)	(34,134)	(4,460)	(59,168)	(10)	(173)	(16)	(195)
Net Increase / (Decrease)	(2,482)	$ (34,035)	(4,397)	$ (58,300)	51	$ 846	21	$ 287
Class I
Shares sold and cross class conversions	83	$ 1,232	299	$ 4,390	7,287	$ 124,243	10,200	$ 127,501
Reinvestment of distributions	—	—	—	—	161	2,693	159	1,996
Shares repurchased and cross class conversions	(509)	(7,542)	(2,380)	(33,818)	(1,919)	(31,829)	(5,358)	(65,431)
Net Increase / (Decrease)	(426)	$ (6,310)	(2,081)	$ (29,428)	5,529	$ 95,107	5,001	$ 64,066
Class R6
Shares sold and cross class conversions	1	$ 11	9	$ 148	54	$ 936	— (1)	$ 3
Reinvestment of distributions	—	—	—	—	—	—	— (1)	— (2)
Shares repurchased and cross class conversions	(4)	(58)	—	—	(—)	(3)	(—) (1)	(—) (2)
Net Increase / (Decrease)	(3)	$ (47)	9	$ 148	54	$ 933	—	$ 3

	KAR International Small-Cap Fund				KAR International Small-Mid Cap Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020(a)
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	785	$ 17,610	3,517	$ 57,391	6	$ 79	14	$ 153
Reinvestment of distributions	37	830	76	1,419	— (1)	1	—	—
Shares repurchased and cross class conversions	(739)	(16,215)	(3,699)	(62,833)	(1)	(11)	(2)	(17)
Net Increase / (Decrease)	83	$ 2,225	(106)	$ (4,023)	5	$ 69	12	$ 136
Class C
Shares sold and cross class conversions	160	$ 3,503	295	$ 5,310	7	$ 105	13	$ 135
Reinvestment of distributions	6	122	23	428	— (1)	2	—	—
Shares repurchased and cross class conversions	(183)	(3,975)	(770)	(12,967)	(—) (1)	(3)	—	—
Net Increase / (Decrease)	(17)	$ (350)	(452)	$ (7,229)	7	$ 104	13	$ 135
61

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
	KAR International Small-Cap Fund				KAR International Small-Mid Cap Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020(a)
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	20,309	$ 456,661	50,348	$ 882,925	659	$ 9,625	1,691	$ 17,417
Reinvestment of distributions	1,018	23,007	1,672	31,331	57	837	—	—
Shares repurchased and cross class conversions	(9,889)	(219,862)	(44,001)	(719,369)	(40)	(580)	(171)	(1,885)
Net Increase / (Decrease)	11,438	$ 259,806	8,019	$ 194,887	676	$ 9,882	1,520	$ 15,532
Class R6
Shares sold and cross class conversions	7,083	$ 156,447	3,624	$ 58,808	— (1)	$ 2	271	$ 2,706
Reinvestment of distributions	88	1,989	50	943	— (1)	— (2)	—	—
Shares repurchased and cross class conversions	(483)	(10,919)	(2,175)	(37,671)	—	—	—	—
Net Increase / (Decrease)	6,688	$ 147,517	1,499	$ 22,080	— (1)	$ 2	271	$ 2,706

	Vontobel Global Opportunities Fund				Vontobel Greater European Opportunities Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	519	$ 10,349	778	$ 12,863	67	$ 787	97	$ 1,056
Reinvestment of distributions	112	2,199	108	1,870	6	66	16	168
Shares repurchased and cross class conversions	(362)	(7,183)	(1,021)	(16,661)	(25)	(296)	(100)	(1,026)
Net Increase / (Decrease)	269	$ 5,365	(135)	$ (1,928)	48	$ 557	13	$ 198
Class C
Shares sold and cross class conversions	96	$ 1,551	313	$ 4,232	13	$ 146	5	$ 48
Reinvestment of distributions	41	658	44	629	2	25	7	68
Shares repurchased and cross class conversions	(485)	(7,885)	(753)	(10,308)	(14)	(166)	(24)	(242)
Net Increase / (Decrease)	(348)	$ (5,676)	(396)	$ (5,447)	1	$ 5	(12)	$ (126)
Class I
Shares sold and cross class conversions	1,222	$ 24,306	4,582	$ 74,517	231	$ 2,657	81	$ 863
Reinvestment of distributions	172	3,388	168	2,900	19	220	25	268
Shares repurchased and cross class conversions	(861)	(17,106)	(4,091)	(63,762)	(25)	(295)	(75)	(764)
Net Increase / (Decrease)	533	$ 10,588	659	$ 13,655	225	$ 2,582	31	$ 367
62

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
	Vontobel Global Opportunities Fund				Vontobel Greater European Opportunities Fund
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020		Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	413	$ 8,327	1,453	$ 23,913	—	$ —	—	$ —
Reinvestment of distributions	86	1,700	89	1,540	—	—	—	—
Shares repurchased and cross class conversions	(977)	(19,620)	(737)	(12,598)	—	—	—	—
Net Increase / (Decrease)	(478)	$ (9,593)	805	$ 12,855	—	$ —	—	$ —
(a)	Inception date October 1, 2019.
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
Note 7. 10% Shareholders
As of March 31, 2021, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Duff & Phelps Global Infrastructure Fund	10%	1
Duff & Phelps Global Real Estate Securities Fund	54	3
Duff & Phelps International Real Estate Securities Fund	71	2
Duff & Phelps Real Asset Fund	28	2
FORT Trend Fund	15	1
KAR Emerging Markets Small-Cap Fund	55	3
KAR International Small-Cap Fund	52	4
KAR International Small-Mid Cap Fund	90	2 *
Vontobel Greater European Opportunities Fund	47	2
*	Includes affiliated shareholder account(s).
Note 8. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2021, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
Duff & Phelps Global Infrastructure Fund	Utilities	44%
Duff & Phelps Global Infrastructure Fund	Industrials	31
KAR Emerging Markets Small-Cap Fund	Industrials	33
KAR International Small-Cap Fund	Industrials	27
KAR International Small-Mid Cap Fund	Industrials	30
Vontobel Global Opportunities Fund	Information Technology	26
63

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At March 31, 2021, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 10, 2022. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended March, 31, 2021, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Funds had no borrowings at any time during the period ended March 31, 2021.
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2021, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Global Infrastructure Fund	$ 72,923	$ 16,105	$ (2,540)	$ 13,565
Duff & Phelps Global Real Estate Securities Fund	271,338	53,339	(5,446)	47,893
Duff & Phelps International Real Estate Securities Fund	24,641	5,442	(1,422)	4,020
Duff & Phelps Real Asset Fund	25,285	4,923	(8,317)	(3,394)
FORT Trend Fund	181,067	21	(1,705)	(1,684)
KAR Emerging Markets Small-Cap Fund	293,771	78,417	(11,937)	66,480
KAR International Small-Cap Fund	2,132,373	647,531	(69,227)	578,304
KAR International Small-Mid Cap Fund	30,093	7,552	(157)	7,709
Vontobel Global Opportunities Fund	263,714	151,892	(1,397)	150,495
Vontobel Greater European Opportunities Fund	5,698	2,140	(62)	2,078
Certain Funds have capital loss carryovers available to offset future realized capital gains, if any, to the extent permitted by the Internal Revenue Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended September 30, 2020, the Funds’ capital loss carryovers were as follows:
	Short-Term	Long-Term
Duff & Phelps International Real Estate Securities Fund	$ 322	$—
Duff & Phelps Real Asset Fund	142	—
FORT Trend Fund	406,199	—
KAR Emerging Markets Small-Cap Fund	1,254	—
Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2020, the following Funds deferred and recognized qualified late year losses as follows:
64

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Deferred	Capital Loss Recognized
Duff & Phelps Global Infrastructure Fund	$ —	$ (8)	$ —	$ (417)
Duff & Phelps Global Real Estate Securities Fund	—	—	3,493	—
Duff & Phelps International Real Estate Securities Fund	641	—	3,991	—
Duff & Phelps Real Asset Fund	—	—	18,938	(206)
FORT Trend Fund	768	(123)	278	(6,561)
KAR Emerging Markets Small-Cap Fund	—	—	—	(3,708)
KAR International Small-Cap Fund	—	—	—	(52,302)
Vontobel Global Opportunities Fund	123	—	—	—
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Advisers and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
65

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS FORT TREND FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of each investment advisory agreement (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”) among the Trust and Virtus Investment Advisers, Inc. (“VIA”), the Trust and Virtus Alternative Investment Advisers, Inc. (“VAIA”) with respect to Virtus FORT Trend Fund only (each of VAIA and VIA, an “Adviser”, and collectively, the “Advisers”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreements, the “Agreements”) among the Trust, VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”) with respect to Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps International Real Estate Securities Fund and Virtus Duff & Phelps Real Asset Fund; the Trust, VAIA and FORT L.P. (“FORT”) with respect to Virtus FORT Trend Fund; the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) with respect to Virtus KAR Emerging Markets Small-Cap Fund, Virtus KAR International Small-Cap Fund and Virtus KAR International Small-Mid Cap Fund; and the Trust, VIA and Vontobel Asset Management, Inc. (“Vontobel”) with respect to Virtus Vontobel Global Opportunities Fund and Virtus Vontobel Greater European Opportunities Fund (each of Duff & Phelps, FORT, KAR and Vontobel, a “Subadviser” and collectively, the “Subadvisers”). At virtual meetings held on November 3, 2020, and November 16-18, 2020 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. (The subadvisory agreement with FORT with respect to Virtus FORT Trend Fund was not due for renewal since it had been approved earlier in the year.) In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by each Adviser and Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by the Advisers and Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with the Advisers and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Funds by each of the Advisers and Subadvisers; (b) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (c) the profitability of each Adviser under the respective Advisory Agreement; (e) any “fall-out” benefits to the Advisers, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, VAIA, the Subadvisers or their affiliates from the applicable Adviser’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on
66

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS FORT TREND FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES
(Unaudited) (Continued)
each Fund’s performance and expenses; (g) fees paid to the Advisers and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by each Adviser and Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, each Adviser is responsible for the management of the respective Fund’s(s’) investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering each Advisory Agreement with the Advisers, the Board considered each Adviser’s process for supervising and managing the respective Fund’s(s’) subadvisers, including (a) each Adviser’s ability to select and monitor subadvisers; (b) each Adviser’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Fund’s(s’) respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) each Adviser’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. For each Adviser, the Trustees also considered: (a) the experience and capability of the Adviser’s management and other personnel; (b) the financial condition of the Adviser, and whether it had the financial wherewithal to provide a high level and quality of services to the respective Fund(s); (c) the quality of the Adviser’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by the Adviser and its affiliates to the Fund(s); (e) the Adviser’s supervision of the Fund’s(s’) other service providers; and (f) the Adviser’s risk management processes. It was noted that affiliates of the Advisers serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of each Adviser’s management and the quality of the performance of each Adviser’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s(s’) compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that each Adviser’s and Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) summary and statutory prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
67

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS FORT TREND FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES
(Unaudited) (Continued)
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by each Adviser and Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and their respective portfolio compositions, as well as each Subadviser’s investment strategies. The Board noted each Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each respective Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of each Adviser’s focus on each respective Subadviser’s performance and noted each Adviser’s performance in monitoring and responding to any performance issues with respect to each applicable Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2020.
Virtus Duff & Phelps Global Infrastructure Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Duff & Phelps Global Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Duff & Phelps International Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Duff & Phelps Real Asset Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus FORT Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 3- year periods and outperformed the median of its Performance Universe for the 5-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus KAR Emerging Markets Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus KAR International Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus KAR International Small-Mid Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the year to date period.
68

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS FORT TREND FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES
(Unaudited) (Continued)
Virtus Vontobel Global Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Vontobel Greater European Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. With respect to the Virtus Duff & Phelps Real Asset Fund and Virtus FORT Trend Fund, the Board also considered that each Fund had changed subadviser(s) during the performance period shown, so that some of the performance shown was that of the prior subadviser(s). After reviewing these and related factors, the Board concluded that each Fund’s overall performance, reasons discussed for certain Fund’s underperformance and/or actions taken to address the underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee included advisory fees. The Board also noted that certain of the Funds had expense caps in place to limit the total expenses incurred by those Funds and their shareholders, and that VIA had proposed to lower the expense caps in place for Virtus Vontobel Greater European Opportunities Fund. The Board also noted that the subadvisory fees were paid by each Adviser out of its advisory fees rather than paid separately by the Fund(s). In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by each Adviser after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Duff & Phelps Global Infrastructure Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses were in the third quintile of the Expense Universe.
Virtus Duff & Phelps Global Real Estate Securities Fund. The Board considered that the Fund’s net management fee after waivers and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus Duff & Phelps International Real Estate Securities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus Duff & Phelps Real Asset Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses were in the third quintile of the Expense Universe.
Virtus FORT Trend Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses were in the third quintile of the Expense Universe.
69

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS FORT TREND FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES
(Unaudited) (Continued)
Virtus KAR Emerging Markets Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fifth quintile of the Expense Universe.
Virtus KAR International Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses were each in the fourth quintile of the Expense Universe.
Virtus KAR International Small-Mid Cap Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses were in the fourth quintile of the Expense Universe.
Virtus Vontobel Global Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus Vontobel Greater European Opportunities Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fifth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense caps to limit the total expenses of Virtus Vontobel Greater European Opportunities Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by the Advisers. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of each Adviser for its management of the Fund(s) and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by the Advisers’ affiliates. In addition to the fees paid to each Adviser and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by each Adviser or its affiliates from their relationships with the Fund(s). The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to each Adviser and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Fund(s) by each Adviser and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by each Adviser out of the fees that the respective Adviser receive under the respective Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Vontobel Asset Management, Inc. and FORT L.P., the unaffiliated Subadvisers, the Board relied on the ability of each Adviser to negotiate those Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether each Adviser realizes economies of scale as the Fund’s(s’) assets grow. The Board noted that the management fees for all of the Funds with investment advisory fees
70

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS REAL ASSET FUND, VIRTUS FORT TREND FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES
(Unaudited) (Continued)
included breakpoints based on assets under management, and that expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure for each Fund. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through January 31, 2022 (except with respect to Virtus FORT Trend Fund, which had previously been extended to that date), and had agreed to lower the expense caps applicable to Virtus Vontobel Greater European Opportunities Fund. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that the Advisers and the Funds may realize certain economies of scale if the assets of the Fund(s) were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund(s) would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current sizes of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by each Adviser and Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of the Advisers, Duff & Phelps and KAR, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of the Advisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.
71

Virtus Duff & Phelps Real Asset Fund (the “Fund”),
a series of Virtus Opportunities Trust
Supplement dated March 1, 2021, to the Summary Prospectus
and Statutory Prospectus, each dated February 1, 2021
IMPORTANT NOTICE TO INVESTORS
The table showing Average Annual Total Returns in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the Fund’s statutory prospectus, is hereby replaced in its entirety with the following:
	1 Year	5 Year	10 Years
Class I
Return Before Taxes	-2.71%	4.43%	2.25%
Return After Taxes on Distributions	-2.82%	3.81%	1.79%
Return After Taxes on Distributions and Sale of Fund Shares	-1.36%	3.32%	1.70%
Class A
Return Before Taxes	-8.26%	3.00%	1.42%
Class C
Return Before Taxes	-3.69%	3.38%	1.22%
MSCI All-Country World Index (net) (reflects no deduction for fees, expenses or taxes)	16.25%	12.26%	9.13%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%
Investors should retain this supplement with the
Prospectuses for future reference.
VOT 8020/DPIM Real Asset Performance Reclass (03/2021)

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
R. Keith Walton
Brian T. Zino
Advisory Board Members
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Investment Advisers
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Virtus Alternative Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8638	05-21

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2021
Virtus Duff & Phelps Real Estate Securities Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Duff & Phelps Real Estate Securities Fund
(“Duff  &  Phelps Real Estate Securities Fund”)
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Duff & Phelps Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2021.
Monetary support and fiscal stimulus drove strong returns for global markets during the period as optimism about vaccinations increased and economic indicators improved. For the six months, U.S. small-cap stocks, which gained 48.06% as measured by the Russell 2000® Index, strongly outperformed large-capitalization stocks, which returned 19.07%, as measured by the S&P 500® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 20.08%, and emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 22.43%.
In fixed income markets, the yield on the 10-year Treasury rose sharply to 1.74% on March 31, 2021, from 0.69% on September 30, 2020, based on inflation fears. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, was down 2.73% for the six-month period, but non-investment grade bonds, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, were up 7.36%.
On behalf of the Virtus Funds and our investment managers, I thank you for entrusting us with your assets. To learn more about the other investment strategies we offer, please visit Virtus.com. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2021
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.
1

DUFF & PHELPS REAL ESTATE SECURITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Duff & Phelps Real Estate Securities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,209.80	1.40%	$ 7.71
Class C	1,000.00	1,205.20	2.11	11.60
Class I	1,000.00	1,211.40	1.11	6.12
Class R6	1,000.00	1,213.40	0.79	4.36

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
2

DUFF & PHELPS REAL ESTATE SECURITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,017.95	1.40%	$ 7.04
Class C	1,000.00	1,014.41	2.11	10.60
Class I	1,000.00	1,019.40	1.11	5.59
Class R6	1,000.00	1,020.99	0.79	3.98

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

DUFF & PHELPS REAL ESTATE SECURITIES FUND
KEY INVESTMENT TERMS (Unaudited)
March 31, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
4

DUFF & PHELPS REAL ESTATE SECURITIES FUND
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2021
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
5

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
Asset Allocation
The following table presents the asset allocation within certain sectors as a percentage of total investments as of March 31, 2021.
Industrial	14%
Apartments	13
Data Centers	11
Office	11
Health Care	10
Free Standing	8
Self Storage	7
Other	26
Total	100%
	Shares	Value
Common Stocks—99.1%
Real Estate Investment Trusts—99.1%
Data Centers—11.4%
CyrusOne, Inc.	223,678	$ 15,148
Equinix, Inc.	57,631	39,165
		54,313

Diversified—3.1%
VEREIT, Inc.	378,480	14,617
Health Care—9.6%
Healthcare Trust of America, Inc. Class A	469,400	12,946
Healthpeak Properties, Inc.	512,600	16,270
Welltower, Inc.	236,580	16,946
		46,162

Industrial/Office—23.8%
Industrial—14.2%
Duke Realty Corp.	521,193	21,854
	Shares	Value

Industrial/Office—continued
Industrial—continued
Prologis, Inc.	371,744	$ 39,405
Rexford Industrial Realty, Inc.	130,125	6,558
		67,817

Office—9.6%
Alexandria Real Estate Equities, Inc.	54,734	8,993
Boston Properties, Inc.	119,800	12,131
Cousins Properties, Inc.	462,603	16,353
Douglas Emmett, Inc.	274,668	8,624
		46,101
Total Industrial/Office		113,918

Lodging/Resorts—3.5%
Host Hotels & Resorts, Inc.(1)	323,294	5,447
RLJ Lodging Trust	357,605	5,536

See Notes to Financial Statements
6

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Shares	Value

Lodging/Resorts—continued
Ryman Hospitality Properties, Inc.(1)	76,760	$ 5,950
		16,933

Residential—22.3%
Apartments—12.6%
Apartment Income REIT Corp.	265,495	11,353
AvalonBay Communities, Inc.	111,715	20,613
Equity Residential	220,054	15,762
Mid-America Apartment Communities, Inc.	86,480	12,484
		60,212

Manufactured Homes—4.3%
Sun Communities, Inc.	138,065	20,715
Single Family Homes—5.4%
American Homes 4 Rent Class A	512,900	17,100
Invitation Homes, Inc.	267,360	8,553
		25,653
Total Residential		106,580

Retail—15.6%
Free Standing—5.3%
Spirit Realty Capital, Inc.	346,893	14,743
STORE Capital Corp.	315,050	10,554
		25,297

Regional Malls—3.4%
Simon Property Group, Inc.	144,741	16,467
Shopping Centers—6.9%
Brixmor Property Group, Inc.	671,356	13,582
	Shares	Value

Shopping Centers—continued
Regency Centers Corp.	209,100	$ 11,858
Weingarten Realty Investors	277,600	7,470
		32,910
Total Retail		74,674

Self Storage—7.1%
CubeSmart	469,450	17,759
Extra Space Storage, Inc.	124,129	16,454
		34,213

Specialty—2.7%
SBA Communications, Corp.	25,600	7,105
VICI Properties, Inc.	203,800	5,755
		12,860
Total Common Stocks (Identified Cost $299,653)		474,270
Total Long-Term Investments—99.1% (Identified Cost $299,653)		474,270
TOTAL INVESTMENTS—99.1% (Identified Cost $299,653)		$474,270
Other assets and liabilities, net—0.9%		4,092
NET ASSETS—100.0%		$478,362
Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
7

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$474,270	$474,270
Total Investments	$474,270	$474,270
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Financial Statements
8

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)	$ 474,270
Cash	3,324
Receivables
Investment securities sold	480
Fund shares sold	499
Dividends	1,855
Prepaid Trustees’ retainer	3
Prepaid expenses	40
Other assets	43
Total assets	480,514
Liabilities
Payables
Fund shares repurchased	1,050
Investment securities purchased	529
Investment advisory fees	284
Distribution and service fees	32
Administration and accounting fees	39
Transfer agent and sub-transfer agent fees and expenses	129
Professional fees	18
Trustee deferred compensation plan	43
Interest expense and/or commitment fees	1
Other accrued expenses	27
Total liabilities	2,152
Net Assets	$ 478,362
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 306,006
Accumulated earnings (loss)	172,356
Net Assets	$ 478,362
Net Assets:
Class A	$ 129,459
Class C	$ 6,035
Class I	$ 211,170
Class R6	$ 131,698
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	5,989,307
Class C	279,688
Class I	9,804,283
Class R6	6,090,700
See Notes to Financial Statements
9

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
Net Asset Value and Redemption Price Per Share:*
Class A	$ 21.62
Class C	$ 21.58
Class I	$ 21.54
Class R6	$ 21.62
Maximum Offering Price per Share (NAV/(1-5.50%**)):
Class A	$ 22.88
(1) Investment in securities at cost	$ 299,653

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
**	Maximum sales charge.
See Notes to Financial Statements
10

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2021
($ reported in thousands)
Investment Income
Dividends	$ 6,284
Total investment income	6,284
Expenses
Investment advisory fees	1,822
Distribution and service fees, Class A	187
Distribution and service fees, Class C	36
Administration and accounting fees	249
Transfer agent fees and expenses	108
Sub-transfer agent fees and expenses, Class A	146
Sub-transfer agent fees and expenses, Class C	5
Sub-transfer agent fees and expenses, Class I	170
Custodian fees	— (1)
Printing fees and expenses	34
Professional fees	16
Interest expense and/or commitment fees	1
Registration fees	33
Trustees’ fees and expenses	22
Miscellaneous expenses	29
Total expenses	2,858
Less net expenses reimbursed and/or waived by investment adviser(2)	(90)
Less low balance account fees	— (1)
Net expenses	2,768
Net investment income (loss)	3,516
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	8,553
Net change in unrealized appreciation (depreciation) on:
Investments	82,585
Net realized and unrealized gain (loss) on investments	91,138
Net increase (decrease) in net assets resulting from operations	$94,654

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
11

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
(reported in thousands)
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 3,516	$ 7,234
Net realized gain (loss)	8,553	25,755
Net change in unrealized appreciation (depreciation)	82,585	(102,595)
Increase (decrease) in net assets resulting from operations	94,654	(69,606)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(6,873)	(29,177)
Class C	(339)	(1,965)
Class I	(11,159)	(63,465)
Class R6	(6,568)	(7,100)
Total dividends and distributions to shareholders	(24,939)	(101,707)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (450 and 5,966 shares, respectively)	9,210	114,435
Class C (16 and 49 shares, respectively)	331	1,039
Class I (887 and 3,463 shares, respectively)	18,078	69,626
Class R6 (4,136 and 1,121 shares, respectively)	79,426	22,360
Reinvestment of distributions:
Class A (332 and 1,331 shares, respectively)	6,663	28,097
Class C (17 and 87 shares, respectively)	338	1,842
Class I (549 and 3,010 shares, respectively)	11,011	63,323
Class R6 (326 and 338 shares, respectively)	6,564	7,090
Shares repurchased and cross class conversions:
Class A ((5,917) and (2,822) shares, respectively)	(118,591)	(58,871)
Class C ((141) and (218) shares, respectively)	(2,917)	(4,382)
Class I ((6,147) and (6,185) shares, respectively)	(119,681)	(128,253)
Class R6 ((695) and (615) shares, respectively)	(14,327)	(12,604)
Increase (decrease) in net assets from capital transactions	(123,895)	103,702
Net increase (decrease) in net assets	(54,180)	(67,611)
Net Assets
Beginning of period	532,542	600,153
End of Period	$ 478,362	$ 532,542
See Notes to Financial Statements
12

THIS PAGE INTENTIONALLY BLANK.

DUFF & PHELPS REAL ESTATE SECURITIES FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions

Class A
10/1/20 to 3/31/21(6)	$18.82	0.18	3.68	3.86	(0.32)	(0.74)	(1.06)
10/1/19 to 9/30/20	26.33	0.26	(3.23)	(2.97)	(0.33)	(4.21)	(4.54)
10/1/18 to 9/30/19	26.76	0.37	3.34	3.71	(0.42)	(3.72)	(4.14)
10/1/17 to 9/30/18	30.43	0.31	0.75	1.06	(0.30)	(4.43)	(4.73)
10/1/16 to 9/30/17	36.87	0.38	(0.48)	(0.10)	(0.40)	(5.94)	(6.34)
10/1/15 to 9/30/16	38.45	0.47	4.80	5.27	(0.48)	(6.37)	(6.85)
Class C
10/1/20 to 3/31/21(6)	$18.79	0.14	3.64	3.78	(0.25)	(0.74)	(0.99)
10/1/19 to 9/30/20	26.26	0.08	(3.18)	(3.10)	(0.16)	(4.21)	(4.37)
10/1/18 to 9/30/19	26.69	0.19	3.32	3.51	(0.22)	(3.72)	(3.94)
10/1/17 to 9/30/18	30.35	0.12	0.76	0.88	(0.11)	(4.43)	(4.54)
10/1/16 to 9/30/17	36.77	0.15	(0.47)	(0.32)	(0.16)	(5.94)	(6.10)
10/1/15 to 9/30/16	38.37	0.20	4.78	4.98	(0.21)	(6.37)	(6.58)
Class I
10/1/20 to 3/31/21(6)	$18.76	0.14	3.74	3.88	(0.36)	(0.74)	(1.10)
10/1/19 to 9/30/20	26.28	0.30	(3.23)	(2.93)	(0.38)	(4.21)	(4.59)
10/1/18 to 9/30/19	26.71	0.44	3.34	3.78	(0.49)	(3.72)	(4.21)
10/1/17 to 9/30/18	30.39	0.40	0.73	1.13	(0.38)	(4.43)	(4.81)
10/1/16 to 9/30/17	36.83	0.46	(0.48)	(0.02)	(0.48)	(5.94)	(6.42)
10/1/15 to 9/30/16	38.42	0.56	4.80	5.36	(0.58)	(6.37)	(6.95)
Class R6
10/1/20 to 3/31/21(6)	$18.81	0.10	3.83	3.93	(0.38)	(0.74)	(1.12)
10/1/19 to 9/30/20	26.30	0.37	(3.24)	(2.87)	(0.41)	(4.21)	(4.62)
10/1/18 to 9/30/19	26.72	0.51	3.32	3.83	(0.53)	(3.72)	(4.25)
10/1/17 to 9/30/18	30.39	0.47	0.71	1.18	(0.42)	(4.43)	(4.85)
10/1/16 to 9/30/17	36.84	0.50	(0.48)	0.02	(0.53)	(5.94)	(6.47)
10/1/15 to 9/30/16	38.42	0.70	4.73	5.43	(0.64)	(6.37)	(7.01)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
14

DUFF & PHELPS REAL ESTATE SECURITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

2.80	$21.62	20.98%	$129,459	1.40%	1.40%	1.81%	5%
(7.51)	18.82	(12.99)	209,309	1.35	1.35	1.25	40
(0.43)	26.33	17.33	175,112	1.38	1.38	1.50	30
(3.67)	26.76	4.03	216,062	1.38	1.38	1.16	12
(6.44)	30.43	0.63 (7)	331,957	1.39 (7)	1.39	1.21 (7)	20
(1.58)	36.87	15.58	530,135	1.39 (8)	1.39	1.29	31

2.79	$21.58	20.52%	$ 6,035	2.11%	2.11%	1.41%	5%
(7.47)	18.79	(13.65)	7,280	2.11	2.11	0.38	40
(0.43)	26.26	16.49	12,325	2.09	2.09	0.78	30
(3.66)	26.69	3.28	26,643	2.07	2.07	0.45	12
(6.42)	30.35	(0.09) (7)	43,219	2.13 (7)	2.13	0.48 (7)	20
(1.60)	36.77	14.70	67,216	2.15 (8)	2.15	0.55	31

2.78	$21.54	21.14%	$211,170	1.11%	1.11%	1.43%	5%
(7.52)	18.76	(12.80)	272,248	1.10	1.10	1.43	40
(0.43)	26.28	17.73	373,801	1.09	1.09	1.81	30
(3.68)	26.71	4.31	437,179	1.08	1.08	1.49	12
(6.44)	30.39	0.90 (7)	539,098	1.13 (7)	1.13	1.49 (7)	20
(1.59)	36.83	15.85	619,818	1.14 (8)	1.14	1.52	31

2.81	$21.62	21.34%	$131,698	0.79%	0.95%	0.98%	5%
(7.49)	18.81	(12.52)	43,705	0.79	0.96	1.80	40
(0.42)	26.30	17.94	38,915	0.87 (9)	0.95	2.11	30
(3.67)	26.72	4.50	26,210	0.93 (9)	0.95	1.75	12
(6.45)	30.39	1.06 (7)	19,880	0.98 (7)	0.98	1.62 (7)	20
(1.58)	36.84	16.06	21,604	0.98 (8)	0.98	1.93	31

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
15

DUFF & PHELPS REAL ESTATE SECURITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets by less than 0.01%. Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return by less than 0.01%.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
See Notes to Financial Statements
16

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2021
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 20 funds of the Trust are offered for sale, of which the Duff & Phelps Real Estate Securities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has investment objectives of capital appreciation and income with approximately equal emphasis. There is no guarantee that the Fund will achieve its objectives.
The Fund offers Class A shares, Class C shares, Class I shares, and Class R6 shares.
Effective February 1, 2021, Class A shares are sold with a front-end sales charge of up to 5.50% with some exceptions. Prior to February 1, 2021, Class A shares were sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales
17

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Less low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
18

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis,
19

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2021, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2017 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Securities Lending
Effective October 1, 2020, the Fund may resume loaning securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts
20

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2021, the Fund did not loan securities.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
0.75%	0.70%	0.65%
B.	Subadviser
Duff & Phelps Investment Management Co. (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.
C.	Expense Limitation
The Adviser has contractually agreed to limit the Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, 0.79% of average daily net assets for Class R6 shares through February 1, 2022. Following the contractual period, the Adviser may discontinue this expense reimbursement arrangement at any time. The waivers and reimbursements are accrued daily and received monthly.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time
21

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
	2021	2022	2023	2024	Total
Class R6	$4	$26	$64	$90	$184

E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2021, it retained net commissions of $2 for Class A shares and CDSC of $—* for Class C shares.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
* Amount is less than $500.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended March 31, 2021, the Fund incurred administration fees totaling $227 which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2021, the Fund incurred transfer agent fees totaling $102 which are included in the Statement of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments in Affiliates
The Fund is permitted to purchase assets from or sell assets to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended March 31, 2021, the Fund did not engage in Rule 17a-7 of the 1940 Act transactions.
22

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at March 31, 2021.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities) during the period ended March 31, 2021, were as follows:
Purchases	Sales
$24,297	$152,445
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2021.
Note 5. 10% Shareholders
As of March 31, 2021, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts*
27%	2
*	The shareholders are not affiliated with Virtus.
Note 6. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 7.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under
23

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 8. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At March 31, 2021, the Fund did not hold any securities that were restricted.
Note 9. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 10, 2022. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended March 31, 2021, are included in the “Interest expense and/or commitment fees” line on the Statement of Operations. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Fund had no borrowings at any time during the period ended March 31, 2021.
Note 10. Federal Income Tax Information
($ reported in thousands)
At March 31, 2021, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$305,479	$169,756	$ (965)	$168,791
Note 11. Regulatory Matters and Litigation
From time to time, the Trust, the Fund, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that
24

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
25

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and the subadvisory agreement (the “Subadvisory Agreement”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Duff & Phelps Investment Management Co. (the “Subadviser”) with respect to Virtus Duff & Phelps Real Estate Securities Fund (the “Fund”). At virtual meetings held on November 3, 2020, and November 16-18, 2020 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VIA and the Subadviser; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
26

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s summary and statutory prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
27

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and its portfolio composition, as well as the Subadviser’s investment strategies. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2020.
The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5-and 10-year periods and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee included advisory fees. The Board also noted that the Fund had expense caps in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fee was paid by VIA out of its advisory fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the
28

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
size of the Fund and the impact on expenses and economies of scale. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
The Board considered that the Fund’s net management fee and net total expenses were each in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that expense caps were in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board also noted that VIA had agreed to implement an extension of the Fund’s expense cap through January 31, 2022. The Board then concluded that no changes to the advisory fee structure of the Fund with respect to economies of scale were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the
29

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.
30

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
R. Keith Walton
Brian T. Zino
Advisory Board Members
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8023	05-21

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2021
Virtus Vontobel Foreign Opportunities Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Vontobel Foreign Opportunities Fund
(“Vontobel Foreign Opportunities Fund”)
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Vontobel Foreign Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2021.
Monetary support and fiscal stimulus drove strong returns for global markets during the period as optimism about vaccinations increased and economic indicators improved. For the six months, U.S. small-cap stocks, which gained 48.06% as measured by the Russell 2000® Index, strongly outperformed large-capitalization stocks, which returned 19.07%, as measured by the S&P 500® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 20.08%, and emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 22.43%.
In fixed income markets, the yield on the 10-year Treasury rose sharply to 1.74% on March 31, 2021, from 0.69% on September 30, 2020, based on inflation fears. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, was down 2.73% for the six-month period, but non-investment grade bonds, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, were up 7.36%.
On behalf of the Virtus Funds and our investment managers, I thank you for entrusting us with your assets. To learn more about the other investment strategies we offer, please visit Virtus.com. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2021
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.
1

VONTOBEL FOREIGN OPPORTUNITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Vontobel Foreign Opportunities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,078.00	1.39%	$ 7.20
Class C	1,000.00	1,074.50	2.05	10.60
Class I	1,000.00	1,079.80	1.07	5.55
Class R6	1,000.00	1,080.20	0.95	4.93

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
2

VONTOBEL FOREIGN OPPORTUNITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,018.00	1.39%	$ 6.99
Class C	1,000.00	1,014.71	2.05	10.30
Class I	1,000.00	1,019.60	1.07	5.39
Class R6	1,000.00	1,020.19	0.95	4.78

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

VONTOBEL FOREIGN OPPORTUNITIES FUND
KEY INVESTMENT TERMS (Unaudited)
March 31, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
4

VONTOBEL FOREIGN OPPORTUNITIES FUND
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2021
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
5

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
Asset Allocation
The following table presents the asset allocation within certain sectors as a percentage of total investments as of March 31, 2021.
Information Technology	23%
Industrials	23
Consumer Staples	15
Consumer Discretionary	15
Health Care	13
Financials	4
Materials	4
Other	3
Total	100%
	Shares	Value
Common Stocks—98.2%
Communication Services—2.8%
CTS Eventim AG & Co. KGaA (Germany)(1)	255,490	$ 14,813
NetEase, Inc. (China)	712,196	14,493
		29,306

Consumer Discretionary—14.7%
adidas AG (Germany)(1)	80,128	25,014
Ferrari NV (Italy)	152,729	31,943
Flutter Entertainment plc (Ireland)(1)	152,315	32,741
LVMH Moet Hennessy Louis Vuitton SE (France)	53,786	35,833
Yum China Holdings, Inc. (China)	538,313	31,437
		156,968

Consumer Staples—14.7%
Asahi Group Holdings Ltd. (Japan)	384,166	16,186
Budweiser Brewing Co. APAC Ltd. (Hong Kong)	9,434,504	28,155
Diageo plc (United Kingdom)	678,108	27,947
	Shares	Value

Consumer Staples—continued
Mondelez International, Inc. Class A (United States)	289,357	$ 16,936
Nestle S.A. Registered Shares (Switzerland)	335,193	37,358
Unilever plc (United Kingdom)	546,229	30,478
		157,060

Financials—4.4%
Housing Development Finance Corp., Ltd. (India)	921,257	31,477
London Stock Exchange Group plc (United Kingdom)	164,467	15,735
		47,212

Health Care—12.6%
Alcon, Inc. (Switzerland)(1)	436,967	30,597
Eurofins Scientific SE (Luxembourg)(1)	399,988	38,234
Hoya Corp. (Japan)	280,164	32,906
Medtronic plc (United States)	137,289	16,218

See Notes to Financial Statements
6

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Shares	Value

Health Care—continued
Sartorius Stedim Biotech (France)	40,047	$ 16,493
		134,448

Industrials—22.1%
Ashtead Group plc (United Kingdom)	523,401	31,222
Boyd Group Services, Inc. (Canada)	126,077	21,363
Canadian National Railway Co. (Canada)	259,357	30,098
Experian plc (Ireland)	633,592	21,811
IMCD NV (Netherlands)	115,054	15,988
Rentokil Initial plc (United Kingdom)(1)	4,229,699	28,246
Safran SA (France)(1)	115,448	15,711
Techtronic Industries Co., Ltd. (Hong Kong)	1,058,143	18,103
Teleperformance (France)	59,204	21,578
Wolters Kluwer NV (Netherlands)	370,119	32,171
		236,291

Information Technology—22.9%
Adyen NV (Netherlands)(1)	9,087	20,284
Constellation Software, Inc. (Canada)	27,352	38,199
Douzone Bizon Co., Ltd. (South Korea)	51,243	4,446
Halma plc (United Kingdom)	1,014,215	33,193
Keyence Corp. (Japan)	46,305	21,023
Mastercard, Inc. Class A (United States)	100,885	35,920
Obic Co. Ltd. (Japan)	148,737	27,175
Samsung Electronics Co., Ltd. (South Korea)	369,032	26,542
	Shares	Value

Information Technology—continued
Tata Consultancy Services Ltd. (India)	858,901	$ 37,332
		244,114

Materials—4.0%
Air Liquide SA (France)	188,878	30,855
Asian Paints Ltd. (India)	336,875	11,691
		42,546

Total Common Stocks (Identified Cost $757,118)		1,047,945

Total Long-Term Investments—98.2% (Identified Cost $757,118)		1,047,945

TOTAL INVESTMENTS—98.2% (Identified Cost $757,118)		$1,047,945
Other assets and liabilities, net—1.8%		19,355
NET ASSETS—100.0%		$1,067,300
Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United Kingdom	16%
France	12
Japan	9
Canada	9
India	8
Netherlands	7
United States	6
Other	33
Total	100%
† % of total investments as of March 31, 2021.
See Notes to Financial Statements
7

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,047,945	$1,047,945
Total Investments	$1,047,945	$1,047,945
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
See Notes to Financial Statements
8

VONTOBEL FOREIGN OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)	$ 1,047,945
Foreign currency at value(2)	158
Cash	21,930
Receivables
Investment securities sold	5,731
Fund shares sold	851
Dividends	922
Tax reclaims	2,075
Prepaid Trustees’ retainer	10
Prepaid expenses	50
Other assets	97
Total assets	1,079,769
Liabilities
Payables
Fund shares repurchased	1,121
Investment securities purchased	8,252
Foreign capital gains tax	1,784
Investment advisory fees	750
Distribution and service fees	59
Administration and accounting fees	85
Transfer agent and sub-transfer agent fees and expenses	202
Professional fees	34
Trustee deferred compensation plan	97
Interest expense and/or commitment fees	2
Other accrued expenses	83
Total liabilities	12,469
Net Assets	$ 1,067,300
Net Assets Consist of:
Common stock $0.001 par value	$ 33
Capital paid in on shares of beneficial interest	672,717
Accumulated earnings (loss)	394,550
Net Assets	$ 1,067,300
Net Assets:
Class A	$ 189,654
Class C	$ 21,148
Class I	$ 786,312
Class R6	$ 70,186
See Notes to Financial Statements
9

VONTOBEL FOREIGN OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
Shares Outstanding (unlimited number of shares authorized, $0.001 par value):
Class A	5,933,609
Class C	690,152
Class I	24,615,578
Class R6	2,196,510
Net Asset Value and Redemption Price Per Share:*
Class A	$ 31.96
Class C	$ 30.64
Class I	$ 31.94
Class R6	$ 31.95
Maximum Offering Price per Share (NAV/(1-5.50%**)):
Class A	$ 33.82
(1) Investment in securities at cost	$ 757,118
(2) Foreign currency at cost	$ 122

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
**	Maximum sales charge.
See Notes to Financial Statements
10

VONTOBEL FOREIGN OPPORTUNITIES FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2021
($ reported in thousands)
Investment Income
Dividends	$ 3,668
Securities lending, net of fees	1
Foreign taxes withheld	(286)
Total investment income	3,383
Expenses
Investment advisory fees	4,645
Distribution and service fees, Class A	231
Distribution and service fees, Class C	141
Administration and accounting fees	552
Transfer agent fees and expenses	242
Sub-transfer agent fees and expenses, Class A	102
Sub-transfer agent fees and expenses, Class C	12
Sub-transfer agent fees and expenses, Class I	329
Custodian fees	5
Printing fees and expenses	33
Professional fees	26
Interest expense and/or commitment fees	3
Registration fees	38
Trustees’ fees and expenses	44
Miscellaneous expenses	59
Total expenses	6,462
Less net expenses reimbursed and/or waived by investment adviser(1)	(226)
Less low balance account fees	(1)
Net expenses	6,235
Net investment income (loss)	(2,852)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	137,272
Foreign currency transactions	(244)
Foreign capital gains tax	(782)
Net change in unrealized appreciation (depreciation) on:
Investments	(48,094)
Foreign currency transactions	(51)
Foreign capital gains tax	(1,416)
Net realized and unrealized gain (loss) on investments	86,685
Net increase (decrease) in net assets resulting from operations	$ 83,833

(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
11

VONTOBEL FOREIGN OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
(reported in thousands)
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (2,852)	$ (1,006)
Net realized gain (loss)	136,246	70,926
Net change in unrealized appreciation (depreciation)	(49,561)	46,475
Increase (decrease) in net assets resulting from operations	83,833	116,395
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(12,411)	(13,501)
Class C	(2,092)	(2,849)
Class I	(55,581)	(57,692)
Class R6	(5,866)	(5,387)
Total dividends and distributions to shareholders	(75,950)	(79,429)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (599 and 956 shares, respectively)	19,407	28,119
Class C (25 and 63 shares, respectively)	789	1,814
Class I (1,910 and 7,330 shares, respectively)	61,953	204,841
Class R6 (570 and 551 shares, respectively)	18,544	15,995
Reinvestment of distributions:
Class A (349 and 402 shares, respectively)	11,130	12,115
Class C (67 and 89 shares, respectively)	2,045	2,601
Class I (1,683 and 1,843 shares, respectively)	53,587	55,430
Class R6 (171 and 159 shares, respectively)	5,460	4,770
Shares repurchased and cross class conversions:
Class A ((562) and (1,927) shares, respectively)	(18,187)	(54,470)
Class C ((391) and (572) shares, respectively)	(12,179)	(15,942)
Class I ((3,697) and (9,486) shares, respectively)	(119,715)	(266,050)
Class R6 ((1,214) and (315) shares, respectively)	(39,332)	(9,125)
Increase (decrease) in net assets from capital transactions	(16,498)	(19,902)
Net increase (decrease) in net assets	(8,615)	17,064
Net Assets
Beginning of period	1,075,915	1,058,851
End of Period	$ 1,067,300	$ 1,075,915
See Notes to Financial Statements
12

THIS PAGE INTENTIONALLY BLANK.

VONTOBEL FOREIGN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions

Class A
10/1/20 to 3/31/21(6)	$31.75	(0.12)	2.59	2.47	—	(2.26)	(2.26)
10/1/19 to 9/30/20	30.44	(0.10)	3.64	3.54	(0.09)	(2.14)	(2.23)
10/1/18 to 9/30/19	34.62	0.11	1.25	1.36	(0.15)	(5.39)	(5.54)
10/1/17 to 9/30/18	33.95	0.10	0.64	0.74	(0.07)	—	(0.07)
10/1/16 to 9/30/17	29.62	0.09	4.42	4.51	(0.18)	—	(0.18)
10/1/15 to 9/30/16	27.21	0.19	2.47	2.66	(0.25)	—	(0.25)
Class C
10/1/20 to 3/31/21(6)	$30.62	(0.23)	2.51	2.28	—	(2.26)	(2.26)
10/1/19 to 9/30/20	29.54	(0.29)	3.51	3.22	—	(2.14)	(2.14)
10/1/18 to 9/30/19	33.83	(0.10)	1.23	1.13	(0.03)	(5.39)	(5.42)
10/1/17 to 9/30/18	33.34	(0.14)	0.63	0.49	—	—	—
10/1/16 to 9/30/17	29.23	(0.11)	4.33	4.22	(0.11)	—	(0.11)
10/1/15 to 9/30/16	26.95	(0.02)	2.42	2.40	(0.12)	—	(0.12)
Class I
10/1/20 to 3/31/21(6)	$31.74	(0.07)	2.59	2.52	(0.06)	(2.26)	(2.32)
10/1/19 to 9/30/20	30.43	— (10)	3.63	3.63	(0.18)	(2.14)	(2.32)
10/1/18 to 9/30/19	34.70	0.20	1.24	1.44	(0.32)	(5.39)	(5.71)
10/1/17 to 9/30/18	34.03	0.20	0.65	0.85	(0.18)	—	(0.18)
10/1/16 to 9/30/17	29.63	0.20	4.40	4.60	(0.20)	—	(0.20)
10/1/15 to 9/30/16	27.23	0.26	2.46	2.72	(0.32)	—	(0.32)
Class R6
10/1/20 to 3/31/21(6)	$31.76	(0.06)	2.60	2.54	(0.09)	(2.26)	(2.35)
10/1/19 to 9/30/20	30.44	0.03	3.64	3.67	(0.21)	(2.14)	(2.35)
10/1/18 to 9/30/19	34.72	0.29	1.18	1.47	(0.36)	(5.39)	(5.75)
10/1/17 to 9/30/18	34.06	0.23	0.64	0.87	(0.21)	—	(0.21)
10/1/16 to 9/30/17	29.63	0.24	4.39	4.63	(0.20)	—	(0.20)
10/1/15 to 9/30/16	27.24	0.33	2.42	2.75	(0.36)	—	(0.36)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
14

VONTOBEL FOREIGN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

0.21	$31.96	7.80%	$ 189,654	1.39%	1.40%	(0.77) %	48%
1.31	31.75	12.02	176,146	1.39	1.43	(0.35)	63
(4.18)	30.44	7.08	186,206	1.40 (7)	1.44	0.38	64
0.67	34.62	2.17	211,755	1.43	1.43	0.27	39
4.33	33.95	15.41 (8)	278,667	1.45 (8)	1.46	0.28 (8)	31
2.41	29.62	9.77	367,684	1.44 (9)	1.45	0.68	25

0.02	$30.64	7.45%	$ 21,148	2.05%	2.12%	(1.45) %	48%
1.08	30.62	11.26	30,294	2.05	2.12	(1.01)	63
(4.29)	29.54	6.40	41,638	2.07 (7)	2.13	(0.34)	64
0.49	33.83	1.47	75,379	2.10	2.10	(0.41)	39
4.11	33.34	14.55 (8)	93,166	2.19 (8)	2.20	(0.39) (8)	31
2.28	29.23	8.94	112,180	2.19 (9)	2.20	(0.06)	25

0.20	$31.94	7.98%	$ 786,312	1.07%	1.11%	(0.45) %	48%
1.31	31.74	12.37	784,711	1.07	1.13	(0.02)	63
(4.27)	30.43	7.43	761,809	1.08 (7)	1.13	0.68	64
0.67	34.70	2.48	984,802	1.12	1.12	0.57	39
4.40	34.03	15.69 (8)	1,062,609	1.19 (8)	1.20	0.64 (8)	31
2.40	29.63	10.05	958,835	1.19 (9)	1.20	0.90	25

0.19	$31.95	8.02%	$ 70,186	0.95%	1.03%	(0.34) %	48%
1.32	31.76	12.49	84,764	0.95	1.04	0.11	63
(4.28)	30.44	7.57	69,198	0.96 (7)	1.04	0.97	64
0.66	34.72	2.55	33,573	1.03	1.03	0.66	39
4.43	34.06	15.82 (8)	19,370	1.08 (8)	1.09	0.75 (8)	31
2.39	29.63	10.16	6,587	1.09 (9)	1.10	1.14	25

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
15

VONTOBEL FOREIGN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets by less than 0.01%. Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return by less than 0.01%.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Amount is less than $0.005 per share.
See Notes to Financial Statements
16

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2021
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 20 funds of the Trust are offered for sale, of which the Vontobel Foreign Opportunities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will achieve its objective.
The Fund offers Class A shares, Class C shares, Class I shares, and Class R6 shares.
Effective February 1, 2021, Class A shares are sold with a front-end sales charge of up to 5.50% with some exceptions. Prior to February 1, 2021, Class A shares were sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments,
17

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Less low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
18

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis,
19

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2021, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2017 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
Effective October 1, 2020, the Fund may resume loaning securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon
20

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
(“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2021, the Fund did not loan securities.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
0.85%	0.80%	0.75%
B.	Subadviser
Vontobel Asset Management, Inc. (the “Subadviser”) is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit the Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following percentages of the Fund’s average net asset values through February 1, 2022. Following the contractual period, the Adviser may
21

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
discontinue this expense reimbursement arrangement at any time. The waivers and reimbursements are accrued daily and received monthly.

Class A	Class C	Class I	Class R6
1.39%	2.05%	1.07%	0.95%
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
	2022	2023	2024	Total
Class A	$ 57	$ 77	$ 11	$ 145
Class C	32	25	10	67
Class I	383	415	172	970
Class R6	34	68	33	135

During the period ended March 31, 2021, the Adviser recaptured expenses previously waived as follows:
Class A
$ — (1)
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2021, it retained net commissions of $6 for Class A shares and CDSC of $-* for Class C shares.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the
22

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
* Amount is less than $500.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended March 31, 2021, the Fund incurred administration fees totaling $506 which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2021, the Fund incurred transfer agent fees totaling $230 which are included in the Statement of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments in Affiliates
The Fund is permitted to purchase assets from or sell assets to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended March 31, 2021, the Fund did not engage in Rule 17a-7 of the 1940 Act transactions.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at March 31, 2021.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities) during the period ended March 31, 2021, were as follows:
Purchases	Sales
$499,497	$591,321
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2021.
23

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Note 5. 10% Shareholders
As of March 31, 2021, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts*
31%	1
*	The shareholders are not affiliated with Virtus.
Note 6. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 7.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 8. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At March 31, 2021, the Fund did not hold any securities that were restricted.
24

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Note 9. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 10, 2022. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended March 31, 2021, are included in the “Interest expense and/or commitment fees” line on the Statement of Operations. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Fund had no borrowings at any time during the period ended March 31, 2021.
Note 10. Federal Income Tax Information
($ reported in thousands)
At March 31, 2021, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 760,057	$ 307,666	$ (19,778)	$ 287,888
Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2020, the Fund deferred qualified late year losses as follows:
Late Year Ordinary Losses Deferred
$ 508
Note 11. Regulatory Matters and Litigation
From time to time, the Trust, the Fund, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
25

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Note 12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
26

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Vontobel Asset Management, Inc. (the “Subadviser”) with respect to Virtus Vontobel Foreign Opportunities Fund (the “Fund”). At virtual meetings held on November 3, 2020, and November 16-18, 2020 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VIA and the Subadviser; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies,
27

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s summary and statutory prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.
28

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and its portfolio composition, as well as the Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2020.
The Board noted that the Fund outperformed the median of its Performance Universe for the 5- and 10-year periods and underperformed the median of its Performance Universe for the 1- and 3-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
The Board also considered management’s discussion about the reasons for the Fund’s underperformance relative to its peer group for the 1- and 3-year periods. After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee included advisory fees. The Board also noted that the Fund had expense caps in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fee was paid by VIA out of its advisory fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses and economies of scale. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
29

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by VIA affiliates. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In addition, because Vontobel Asset Management, Inc. is an unaffiliated subadviser, the Board relied on the ability of VIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that expense caps were in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board also noted that VIA had agreed to implement an extension of the Fund’s expense cap through January 31, 2022. The Board then concluded that no changes to the advisory fee structure of the Fund with respect to economies of scale were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
30

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.
31

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
R. Keith Walton
Brian T. Zino
Advisory Board Members
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8025	05-21

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2021
Virtus Newfleet Multi-Sector Short Term Bond Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Newfleet Multi-Sector Short Term Bond Fund
(“Newfleet Multi-Sector Short Term Bond Fund”)
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Newfleet Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2021.
Monetary support and fiscal stimulus drove strong returns for global markets during the period as optimism about vaccinations increased and economic indicators improved. For the six months, U.S. small-cap stocks, which gained 48.06% as measured by the Russell 2000® Index, strongly outperformed large-capitalization stocks, which returned 19.07%, as measured by the S&P 500® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 20.08%, and emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 22.43%.
In fixed income markets, the yield on the 10-year Treasury rose sharply to 1.74% on March 31, 2021, from 0.69% on September 30, 2020, based on inflation fears. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, was down 2.73% for the six-month period, but non-investment grade bonds, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, were up 7.36%.
On behalf of the Virtus Funds and our investment managers, I thank you for entrusting us with your assets. To learn more about the other investment strategies we offer, please visit Virtus.com. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2021
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.
1

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Newfleet Multi-Sector Short Term Bond Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C1 shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class C shares are sold without a sales charge. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,017.50	0.96%	$ 4.83
Class C	1,000.00	1,018.10	1.21	6.09
Class C1	1,000.00	1,013.50	1.71	8.58
Class I	1,000.00	1,020.90	0.71	3.58
Class R6	1,000.00	1,019.10	0.55	2.77

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
2

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,020.14	0.96%	$ 4.84
Class C	1,000.00	1,018.90	1.21	6.09
Class C1	1,000.00	1,016.40	1.71	8.60
Class I	1,000.00	1,021.39	0.71	3.58
Class R6	1,000.00	1,022.19	0.55	2.77

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
KEY INVESTMENT TERMS (Unaudited)
March 31, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Morgan Stanley Structured Asset Security (“MASTR”)
A flexible and evolving segment of the capital markets, structured investments typically combine a debt security or certificate of deposit (CD) with exposure to other underlying asset classes (such as equities, commodities, currencies or interest rates) to create a way for investors to express a market view (bullish, bearish or market neutral), complement an investment objective (conservative, moderate or aggressive), hedge an existing position or gain exposure to a variety of underlying asset classes.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
4

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2021
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
5

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
Asset Allocation
The following table presents the asset allocation within certain sectors as a percentage of total investments as of March 31, 2021.
Corporate Bonds and Notes		29%
Financials	7%
Energy	4
Communication Services	3
Consumer Discretionary	3
Information Technology	2
Industrials	2
Materials	2
All other Corporate Bonds and Notes	6
Mortgage-Backed Securities		27
Asset-Backed Securities		24
Leveraged Loans		13
Foreign Government Securities		4
Securities Lending Collateral		1
Other		2
Total		100%

	Par Value	Value
U.S. Government Securities—0.8%
U.S. Treasury Notes
0.125%, 5/31/22	$19,155	$ 19,161
0.250%, 5/31/25	17,675	17,338
0.625%, 12/31/27	15,150	14,426
Total U.S. Government Securities (Identified Cost $51,794)		50,925

	Par Value	Value

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	$4,455	$ 4,675
Total Municipal Bond (Identified Cost $4,176)		4,675

See Notes to Financial Statements
6

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—3.9%
Arab Republic of Egypt
144A 5.750%, 5/29/24(1)	$ 1,000	$ 1,048
144A 5.875%, 6/11/25(1)(2)	5,315	5,607
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(3)(4)	20,999	2,047
RegS 7.750%, 10/13/19(3)(4)	9,851	961
Dominican Republic
144A 6.875%, 1/29/26(1)	4,355	5,054
144A 5.950%, 1/25/27(1)	7,280	8,190
Federal Republic of Brazil
2.875%, 6/6/25	300	303
4.625%, 1/13/28	8,370	8,844
Kingdom of Saudi Arabia
144A 4.000%, 4/17/25(1)	15,800	17,383
144A 3.250%, 10/26/26(1)	10,800	11,616
144A 2.500%, 2/3/27(1)	11,000	11,353
Republic of Angola 144A 9.500%, 11/12/25(1)	4,050	4,232
Republic of Argentine 0.125%, 7/9/30	11,365	3,802
Republic of Colombia 4.000%, 2/26/24	5,800	6,165
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	2,900	3,143
Republic of Ecuador 144A 0.500%, 7/31/30(1)	4,755	2,770
Republic of Ghana 144A 7.875%, 3/26/27(1)	4,200	4,271
	Par Value	Value

Foreign Government Securities—continued
Republic of Indonesia
144A 3.375%, 4/15/23(1)	$11,800	$12,380
144A 5.875%, 1/15/24(1)	14,420	16,312
144A 4.125%, 1/15/25(1)	9,765	10,695
144A 4.750%, 1/8/26(1)	14,300	16,185
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	1,830	2,123
Republic of Kenya 144A 7.000%, 5/22/27(1)	4,650	4,933
Republic of Nigeria 144A 6.500%, 11/28/27(1)	6,965	7,180
Republic of Pakistan 144A 8.250%, 9/30/25(1)	3,165	3,503
Republic of Panama 3.875%, 3/17/28	8,650	9,450
Republic of Qatar 144A 3.250%, 6/2/26(1)	4,500	4,887
Republic of South Africa 4.850%, 9/27/27	8,645	8,917
Republic of Turkey
6.350%, 8/10/24	12,350	12,365
7.375%, 2/5/25	4,510	4,650
Russian Federation
RegS 4.875%, 9/16/23(4)	5,200	5,665
RegS 4.750%, 5/27/26(4)	4,800	5,376
Sultanate of Oman
144A 4.875%, 2/1/25(1)	3,300	3,437
144A 5.625%, 1/17/28(1)	10,100	10,428
See Notes to Financial Statements
7

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Ukraine Government 144A 7.750%, 9/1/25(1)	$11,800	$ 12,817
United Mexican States 4.150%, 3/28/27	3,800	4,214
Total Foreign Government Securities (Identified Cost $271,432)		252,306

Mortgage-Backed Securities—27.0%
Agency—1.1%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	1,778	1,893
Pool #AO5149 3.000%, 6/1/27	193	204
Pool #AS5927 3.000%, 10/1/30	7,702	8,141
Pool #AZ4794 3.000%, 10/1/30	13,772	14,571
Pool #890710 3.000%, 2/1/31	5,208	5,508
Pool #254549 6.000%, 12/1/32	15	18
Pool #695237 5.500%, 2/1/33	14	16
Pool #773385 5.500%, 5/1/34	96	112
Pool #725762 6.000%, 8/1/34	81	96
Pool #806318 5.500%, 11/1/34	124	138
Pool #806328 5.500%, 11/1/34	111	124
Pool #800267 5.500%, 12/1/34	23	26
Pool #808018 5.500%, 1/1/35	95	111
Pool #941322 6.000%, 7/1/37	6	7
	Par Value	Value

Agency—continued
Pool #889578 6.000%, 4/1/38	$ 50	$ 60
Pool #AC6992 5.000%, 12/1/39	1,455	1,681
Pool #AD3841 4.500%, 4/1/40	2,108	2,363
Pool #AD4224 5.000%, 8/1/40	2,377	2,749
Pool #AE4799 4.000%, 10/1/40	34	37
Pool #AH4009 4.000%, 3/1/41	2,098	2,322
Pool #AI2472 4.500%, 5/1/41	1,523	1,696
Pool #AS6515 4.000%, 1/1/46	3,958	4,315
Pool #AS9393 4.000%, 4/1/47	2,487	2,686
Pool #CA4978 3.000%, 1/1/50	16,365	17,081
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	10	11
		65,966

Non-Agency—25.9%
ACRES Commercial Realty Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 1.258%, 3/15/35(1)(5)	8,667	8,667
Adjustable Rate Mortgage Trust 2005-1, 3A1 2.682%, 5/25/35(5)	1,309	1,316
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(1)(5)	10,513	10,425
See Notes to Financial Statements
8

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-D, A1 144A 2.956%, 9/25/65(1)(5)	$ 5,819	$ 5,887
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(1)	20,058	21,532
2015-SFR1, A 144A 3.467%, 4/17/52(1)	10,870	11,633
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	8,627	8,729
2020-SFR1, B 144A 2.120%, 4/17/37(1)	6,739	6,766
2020-SFR2, D 144A 3.282%, 7/17/37(1)	1,680	1,732
2020-SFR3, B 144A 1.806%, 9/17/37(1)	4,362	4,341
Angel Oak Mortgage Trust I LLC
2018-3, A1 144A 3.649%, 9/25/48(1)(5)	2,047	2,066
2019-2, A1 144A 3.628%, 3/25/49(1)(5)	3,240	3,300
Angel Oak Mortgage Trust LLC
2019-3, A1 144A 2.930%, 5/25/59(1)(5)	4,025	4,048
2020-6, A1 144A 1.261%, 5/25/65(1)(5)	5,827	5,846
2020-4, A1 144A 1.469%, 6/25/65(1)(5)	14,260	14,311
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(5)	23,590	23,691
2019-1, A1 144A 3.805%, 1/25/49(1)(5)	8,821	9,041
2019-2, A1 144A 3.347%, 4/25/49(1)(5)	8,951	9,140
Banc of America Funding Trust
2004-B, 2A1 2.673%, 11/20/34(5)	237	257
2004-D, 5A1 2.770%, 1/25/35(5)	1,623	1,657
	Par Value	Value

Non-Agency—continued
2005-1, 1A1 5.500%, 2/25/35	$ 207	$ 213
2006-2, 3A1 6.000%, 3/25/36	781	788
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(5)	4,175	4,288
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	8,108	8,474
2017-RT1, A1 144A 3.000%, 3/28/57(1)(5)	1,719	1,746
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(5)	5,910	6,235
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(5)	5,822	6,075
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 0.828%, 3/15/37(1)(5)	5,490	5,435
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%) 144A 1.356%, 2/15/29(1)(5)	1,975	1,975
BRAVO Residential Funding Trust 2021-A, A1 144A 1.991%, 1/25/24(1)(5)(6)	9,119	9,111
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(5)	4,886	5,002
See Notes to Financial Statements
9

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%) 144A 1.356%, 10/15/36(1)(5)	$ 7,331	$ 7,331
2020-BXLP, D (1 month LIBOR + 1.250%) 144A 1.356%, 12/15/36(1)(5)	9,047	9,039
BX Trust
2018-GW, B (1 month LIBOR + 1.020%) 144A 1.126%, 5/15/35(1)(5)	19,910	19,898
2019-OC11, B 144A 3.605%, 12/9/41(1)	5,000	5,317
2019-OC11, D 144A 4.075%, 12/9/41(1)(5)	5,615	5,832
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	10,007	10,081
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(1)(5)	173	173
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%) 144A 1.226%, 6/15/34(1)(5)	17,536	17,442
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.273%, 5/25/34(5)	387	389
Citigroup Commercial Mortgage Trust
2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.026%, 12/15/36(1)(5)	7,195	7,197
	Par Value	Value

Non-Agency—continued
2015-GC27, A4 2.878%, 2/10/48	$ 8,835	$ 9,218
Citigroup Mortgage Loan Trust 2013-A, A 144A 3.000%, 5/25/42(1)(5)	4,285	4,307
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	5,598	6,060
2014-A, A 144A 4.000%, 1/25/35(1)(5)	2,787	2,934
2015-PS1, A1 144A 3.750%, 9/25/42(1)(5)	1,703	1,752
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(5)	1,777	1,810
2015-A, A1 144A 3.500%, 6/25/58(1)(5)	336	341
2020-EXP1, A1B 144A 1.804%, 5/25/60(1)(5)	9,313	9,336
2018-RP1, A1 144A 3.000%, 9/25/64(1)(5)	9,156	9,439
2019-RP1, A1 144A 3.500%, 1/25/66(1)(5)	9,912	10,405
COLT Mortgage Loan Trust Funding LLC
2020-1, A1 144A 2.488%, 2/25/50(1)(5)	9,098	9,182
2020-1R, A1 144A 1.255%, 9/25/65(1)(5)	3,250	3,263
2020-2R, A1 144A 1.325%, 10/26/65(1)(5)	4,286	4,290
2021-2R, A1 144A 0.798%, 7/27/54(1)(5)	8,381	8,347
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(1)(5)	19,086	19,035
See Notes to Financial Statements
10

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(1)(5)	$11,896	$11,792
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(1)	1,461	1,471
2020-4, A 144A 1.174%, 12/15/52(1)	16,640	16,413
2018-2, A 144A 4.026%, 11/15/52(1)	6,255	6,685
2020-1, A1 144A 1.832%, 3/15/50(1)	16,703	16,973
2020-3, A 144A 1.358%, 8/15/53(1)	8,366	8,249
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3 5.250%, 11/25/33	108	110
2003-AR30, 5A1 2.704%, 1/25/34(5)	1,601	1,622
2004-8, 7A1 6.000%, 12/25/34	2,246	2,315
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.086%, 5/15/36(1)(5)	27,050	27,075
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 2.929%, 4/25/43(1)(5)	398	405
2014-IVR2, A2 144A 3.762%, 4/25/44(1)(5)	3,539	3,611
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(5)	19,595	20,113
	Par Value	Value

Non-Agency—continued
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(5)	$ 9,810	$ 9,852
2021-AFC1, A1 144A 0.830%, 3/25/56(1)(5)	4,354	4,344
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(5)	6,855	6,821
2021-NQM2, A1 144A 1.179%, 2/25/66(1)(5)	11,420	11,420
CSMC Trust 2017-RPL1, A1 144A 2.750%, 7/25/57(1)(5)	7,123	7,392
Deephaven Residential Mortgage Trust
2017-1A, A1 144A 2.725%, 12/26/46(1)(5)	310	309
2017-1A, A2 144A 2.928%, 12/26/46(1)(5)	79	79
2017-2A, A1 144A 2.453%, 6/25/47(1)(5)	483	485
2017-2A, A2 144A 2.606%, 6/25/47(1)(5)	218	219
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(5)	4,518	4,600
2020-1, A1 144A 2.006%, 5/25/65(1)(5)	8,260	8,383
2020-2, A1 144A 1.178%, 10/25/65(1)(5)	14,423	14,415
2021-1, A2 144A 1.003%, 2/25/66(1)(5)	3,054	3,046
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 9/17/25(1)	7,020	6,981
2020-SFR2, A 144A 1.266%, 10/19/37(1)	6,680	6,617
2020-SFR2, B 144A 1.567%, 10/19/37(1)	21,440	21,331
See Notes to Financial Statements
11

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(5)	$ 4,909	$ 4,976
2018-1, A23 144A 3.500%, 11/25/57(1)(5)	3,649	3,755
2018-2, A41 144A 4.500%, 10/25/58(1)(5)	1,976	1,997
2019-2, A52 144A 3.500%, 6/25/59(1)(5)	11,385	11,693
2019-H1, A1 144A 2.657%, 10/25/59(1)(5)	4,181	4,258
2020-H1, A1 144A 2.310%, 1/25/60(1)(5)	18,120	18,457
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(5)	7,355	7,380
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%) 144A 0.906%, 2/15/38(1)(5)	5,700	5,701
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(1)	12,721	12,902
GS Mortgage Securities Trust
2020-TWN3, A (1 month LIBOR + 2.000%) 144A 2.106%, 11/15/37(1)(5)	8,285	8,322
2020-GC45, AS 3.173%, 2/13/53(5)	4,075	4,315
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	22,020	22,050
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(1)	6,977	6,827
	Par Value	Value

Non-Agency—continued
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(1)(5)	$13,214	$13,446
2019-3, A1 144A 2.675%, 11/25/59(1)(5)	11,418	11,558
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	1,014	1,020
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.358%, 6/25/29(1)(5)	1,955	1,982
2014-2, 2A2 144A 3.500%, 6/25/29(1)(5)	3,140	3,207
2014-5, B1 144A 2.930%, 10/25/29(1)(5)	1,882	1,898
2014-5, B2 144A 2.930%, 10/25/29(1)(5)	886	900
2006-A2, 4A1 3.053%, 8/25/34(5)	384	403
2005-A2, 4A1 2.154%, 4/25/35(5)	295	295
2006-A6, 3A3L 2.602%, 10/25/36(5)	452	389
2014-1, 2A12 144A 3.500%, 1/25/44(1)(5)	1,689	1,708
2015-1, AM1 144A 2.126%, 12/25/44(1)(5)	2,633	2,677
2016-SH1, M2 144A 3.750%, 4/25/45(1)(5)	6,739	6,846
2015-5, A2 144A 2.482%, 5/25/45(1)(5)	3,363	3,487
2016-SH2, M2 144A 3.750%, 12/25/45(1)(5)	8,352	8,658
2017-3, 2A2 144A 2.500%, 8/25/47(1)(5)	3,967	4,014
2017-5, A1 144A 3.115%, 10/26/48(1)(5)	14,671	15,090
See Notes to Financial Statements
12

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
JPMorgan Chase WaMu Mortgage Pass-Through Certificates Trust
2003-AR6, A1 3.072%, 6/25/33(5)	$ 226	$ 235
2004-CB1, 2A 5.000%, 6/25/34	710	734
KKR Industrial Portfolio Trust
2021-KDIP, C (1 month LIBOR + 1.000%) 144A 1.106%, 12/15/37(1)(5)	2,235	2,232
2021-KDIP, D (1 month LIBOR + 1.250%) 144A 1.356%, 12/15/37(1)(5)	5,000	5,000
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 0.906%, 5/15/36(1)(5)	5,740	5,745
LHOME Mortgage Trust
2019-RTL1, A1 144A 4.580%, 10/25/23(1)(5)	11,380	11,438
2021-RTL1, A1 144A 2.090%, 9/25/26(1)(5)	10,065	10,059
MASTR Alternative Loan Trust
2004-4, 6A1 5.500%, 4/25/34	1,044	1,075
2004-7, 9A1 6.000%, 8/25/34	5,206	5,430
2005-2, 2A1 6.000%, 1/25/35	1,626	1,715
2005-2, 1A1 6.500%, 3/25/35	3,993	4,175
Mello Warehouse Securitization Trust
2019-1, C (1 month LIBOR + 1.200%) 144A 1.309%, 6/25/52(1)(5)	18,395	18,407
	Par Value	Value

Non-Agency—continued
2021-1, C (1 month LIBOR + 1.100%) 144A 1.209%, 2/25/55(1)(5)	$ 7,335	$ 7,334
MetLife Securitization Trust
2017-1A, M1 144A 3.553%, 4/25/55(1)(5)	7,930	8,308
2018-1A, A 144A 3.750%, 3/25/57(1)(5)	5,072	5,312
2019-1A, A1A 144A 3.750%, 4/25/58(1)(5)	13,961	14,504
MFA Trust
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(5)	6,986	6,982
2021-INV1, A1 144A 0.852%, 1/25/56(1)(5)	4,012	3,999
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(5)	1,983	2,095
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(5)	9,085	9,129
2019-1, M2 144A 3.500%, 10/25/69(1)(5)	12,131	12,714
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,735	1,854
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(1)	14,805	14,814
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 0.806%, 11/15/34(1)(5)	11,154	11,158
See Notes to Financial Statements
13

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 2.176%, 2/25/34(5)	$ 486	$ 512
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.522%, 6/25/44(1)(5)	3,987	4,136
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	408	412
New Residential Mortgage Loan Trust
2017-2A, A3 144A 4.000%, 3/25/57(1)(5)	14,679	15,665
2018-2A, A1 144A 4.500%, 2/25/58(1)(5)	11,116	11,857
2020-NPL2, A1 144A 3.228%, 8/25/60(1)(5)	4,350	4,385
2014-1A, A 144A 3.750%, 1/25/54(1)(5)	5,790	6,118
2014-2A, A3 144A 3.750%, 5/25/54(1)(5)	529	561
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(5)	4,911	5,231
2015-2A, A1 144A 3.750%, 8/25/55(1)(5)	5,271	5,588
2016-1A, A1 144A 3.750%, 3/25/56(1)(5)	3,009	3,178
2016-2A, A1 144A 3.750%, 11/26/35(1)(5)	6,997	7,410
2016-3A, A1 144A 3.750%, 9/25/56(1)(5)	3,490	3,721
2016-4A, A1 144A 3.750%, 11/25/56(1)(5)	4,417	4,702
2018-1A, A1A 144A 4.000%, 12/25/57(1)(5)	12,341	13,174
2020-1A, A1B 144A 3.500%, 10/25/59(1)(5)	8,542	9,016
	Par Value	Value

Non-Agency—continued
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 1.834%, 3/25/35(5)	$ 628	$ 631
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(5)	3,573	3,710
2018-1, A2 (1 month LIBOR + 0.650%) 144A 0.759%, 6/25/57(1)(5)	2,660	2,665
2018-EXP2, 1A1 144A 4.000%, 7/25/58(1)(5)	4,983	5,042
2019-EXP3, 1A8 144A 3.500%, 10/25/59(1)(5)	3,954	4,031
2021-NQM1, A1 144A 1.072%, 2/25/66(1)(5)(7)	8,900	8,911
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(1)(5)	14,139	14,171
2020-2, A1 144A 3.671%, 8/25/25(1)(5)	5,016	5,072
2020-3, A1 144A 2.857%, 9/25/25(1)(5)	15,509	15,619
2020-6, A1 144A 2.363%, 11/25/25(1)(5)	8,322	8,342
2021-2, A1 144A 2.115%, 3/25/26(1)(5)(6)	4,000	4,000
Pretium Mortgage Credit Partners I LLC
2020-NPL3, A1 144A 3.105%, 6/27/60(1)(5)	16,353	16,512
2021-NPL1, A1 144A 2.240%, 9/27/60(1)(5)(7)	10,215	10,220
See Notes to Financial Statements
14

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Progress Residential Trust
2020-SFR2, E 144A 5.115%, 6/17/37(1)	$ 3,250	$ 3,421
2021-SFR2, D 144A 2.197%, 4/19/38(1)	11,495	11,475
2017-SFR1, B 144A 3.017%, 8/17/34(1)	4,000	4,024
2018-SFR2, B 144A 3.841%, 8/17/35(1)	9,350	9,396
2019-SFR2, A 144A 3.147%, 5/17/36(1)	16,398	16,770
2019-SFR3, B 144A 2.571%, 9/17/36(1)	10,340	10,446
2020-SFR3, A 144A 1.294%, 10/17/27(1)	3,655	3,622
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(5)	4,338	4,386
Provident Funding Mortgage Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.150%) 144A 1.260%, 2/25/55(1)(5)(7)	11,350	11,343
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(5)	11,052	11,266
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(1)(5)	10,745	10,806
Residential Asset Mortgage Products Trust
2004-SL2, A3 7.000%, 10/25/31	757	796
2004-SL1, A8 6.500%, 11/25/31	1,134	1,132
Residential Asset Securitization Trust
2003-A11, A9 5.750%, 11/25/33	1,199	1,262
	Par Value	Value

Non-Agency—continued
2004-A1, A5 5.500%, 4/25/34	$ 4,803	$ 4,956
Residential Mortgage Loan Trust
2020-1, A1 144A 2.376%, 2/25/24(1)(5)	7,341	7,428
2019-2, A1 144A 2.913%, 5/25/59(1)(5)	5,819	5,924
Seasoned Credit Risk Transfer Trust 2016-1, M1 144A 3.000%, 9/25/55(1)(5)	2,938	2,948
Sequoia Mortgage Trust 2013-8, B1 3.511%, 6/25/43(5)	3,320	3,422
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(1)(5)	5,911	5,996
Spruce Hill Mortgage Loan Trust
2019-SH1, A1 144A 3.395%, 4/29/49(1)(5)	2,088	2,119
2020-SH1, A1 144A 2.521%, 1/28/50(1)(5)	4,027	4,099
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(1)(5)(7)	12,515	12,515
Starwood Mortgage Residential Trust
2019-IMC1, A1 144A 3.468%, 2/25/49(1)(5)	11,173	11,169
2020-1, A1 144A 2.275%, 2/25/50(1)(5)	4,652	4,738
2020-2, A1 144A 2.718%, 4/25/60(1)(5)	13,194	13,419
2020-3, A1 144A 1.486%, 4/25/65(1)(5)	9,065	9,162
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 2.524%, 10/25/34(5)	2,893	2,991
See Notes to Financial Statements
15

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2003-34A, 6A 2.521%, 11/25/33(5)	$ 1,051	$ 1,022
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(1)(5)	1,437	1,430
Towd Point Mortgage Trust
2016-4, B1 144A 3.848%, 7/25/56(1)(5)	8,095	8,657
2018-SJ1, M2 144A 4.750%, 10/25/58(1)(5)	3,000	3,066
2015-3, A1B 144A 3.000%, 3/25/54(1)(5)	46	46
2015-5, A2 144A 3.500%, 5/25/55(1)(5)	3,901	3,979
2017-1, M1 144A 3.750%, 10/25/56(1)(5)	3,665	3,933
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(5)	820	820
2018-6, A1B 144A 3.750%, 3/25/58(1)(5)	1,705	1,829
2020-MH1, A2 144A 2.500%, 2/25/60(1)(5)	14,281	14,361
2015-2, 1M1 144A 3.250%, 11/25/60(1)(5)	8,448	8,721
Towd Point Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.009%, 4/25/48(1)(5)	11,208	11,228
2021-HE1, M1 144A 1.500%, 2/25/63(1)(5)	5,336	5,358
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(1)	10,452	10,521
	Par Value	Value

Non-Agency—continued
2020-SFR2, D 144A 2.281%, 11/17/39(1)	$ 5,243	$ 5,087
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	7,960	8,015
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.570%, 5/10/45(1)(5)	7,206	5,674
VCAT LLC
2020-NPL1, A1 144A 3.671%, 8/25/50(1)(5)	4,675	4,721
2021-NPL1, A1 144A 2.289%, 12/26/50(1)(5)	11,528	11,548
2021-NPL1, A2 144A 4.826%, 12/26/50(1)(5)	1,600	1,597
2021-NPL2, A1 144A 2.115%, 3/27/51(1)(5)	12,735	12,735
Velocity Commercial Capital Loan Trust
2017-1, AFX 144A 3.000%, 5/25/47(1)(5)	17	17
2020-1, AFX 144A 2.610%, 2/25/50(1)(5)	10,692	10,814
Vericrest Opportunity Loan Transferee 2021-NPL7, A1 144A 2.116%, 4/25/51(1)(5)	11,830	11,830
Vericrest Opportunity Loan Trust
2020-NPL2, A1A 144A 2.981%, 2/25/50(1)(5)	8,853	8,883
2020-NPL5, A2 144A 3.967%, 3/25/50(1)(5)	3,760	3,682
See Notes to Financial Statements
16

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(5)	$15,432	$15,430
Vericrest Opportunity Loan Trust XCIV LLC 2021-NPL3, A1 144A 2.240%, 2/27/51(1)(5)	7,766	7,760
Vericrest Opportunity Loan Trust XCV LLC 2021-NPL4, A1 144A 2.240%, 3/27/51(1)(5)	9,355	9,349
Verus Securitization Trust
2019-2, A1 144A 3.211%, 5/25/59(1)(5)	9,167	9,189
2019-INV1, A1 144A 3.402%, 12/25/59(1)(5)	7,769	7,861
2019-INV2, A1 144A 2.913%, 7/25/59(1)(5)	13,644	13,902
2020-1, A1 144A 2.417%, 1/25/60(1)(5)	10,429	10,541
2020-4, A1 144A 1.502%, 5/25/65(1)(5)	21,187	21,359
2021-1, A1 144A 0.815%, 1/25/66(1)(5)	3,537	3,524
2021-R1, A1 144A 0.820%, 10/25/63(1)(5)	15,720	15,710
2021-R2, A1 144A 0.918%, 2/25/64(1)(5)(7)	10,552	10,558
Visio Trust 2019-1, A1 144A 3.572%, 6/25/54(1)(5)	2,029	2,042
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	6,689	7,081
	Par Value	Value

Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust
2004-U, A1 3.273%, 10/25/34(5)	$ 252	$ 250
2020-4, A1 144A 3.000%, 7/25/50(1)(5)	6,042	6,146
		1,649,831

Total Mortgage-Backed Securities (Identified Cost $1,700,629)		1,715,797

Asset-Backed Securities—23.8%
Automobiles—13.0%
ACC Trust
2019-1, A 144A 3.750%, 5/20/22(1)	1,389	1,394
2019-1, B 144A 4.470%, 10/20/22(1)	3,355	3,403
2019-2, A 144A 2.820%, 2/21/23(1)	1,231	1,239
2019-2, B 144A 3.630%, 8/21/23(1)	8,030	8,180
2020-A, A 144A 6.000%, 3/20/23(1)	6,933	7,145
American Credit Acceptance Receivables Trust
2018-3, C 144A 3.750%, 10/15/24(1)	667	668
2018-4, C 144A 3.970%, 1/13/25(1)	959	966
2019-1, C 144A 3.500%, 4/14/25(1)	7,571	7,673
2019-2, C 144A 3.170%, 6/12/25(1)	12,600	12,766
2020-4, D 144A 1.770%, 12/14/26(1)	13,725	13,946
2021-1, C 144A 0.830%, 3/15/27(1)	11,335	11,297
See Notes to Financial Statements
17

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
AmeriCredit Automobile Receivables Trust
2017-1, C 2.710%, 8/18/22	$ 1,751	$ 1,757
2018-1, D 3.820%, 3/18/24	8,090	8,471
2019-1, C 3.360%, 2/18/25	8,800	9,182
Arivo Acceptance Auto Loan Receivables Trust 2021-1A, A 144A 1.190%, 1/15/27(1)	16,574	16,637
Avid Automobile Receivables Trust
2018-1, B 144A 3.850%, 7/15/24(1)	2,538	2,541
2019-1, C 144A 3.140%, 7/15/26(1)	3,180	3,263
2019-1, D 144A 4.030%, 7/15/26(1)	1,615	1,642
Avis Budget Rental Car Funding LLC
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	2,260	2,332
(AESOP) 2019-3A, A 144A 2.360%, 3/20/26(1)	8,205	8,537
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	8,025	8,332
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	9,980	10,183
California Republic Auto Receivables Trust 2017-1, B 2.910%, 12/15/22	6,092	6,116
Capital Auto Receivables Asset Trust
2017-1, C 144A 2.700%, 9/20/22(1)	3,630	3,653
	Par Value	Value

Automobiles—continued
2017-1, D 144A 3.150%, 2/20/25(1)	$ 1,980	$ 1,999
Carnow Auto Receivables Trust 2019-1A, D 144A 4.620%, 12/16/24(1)	4,140	4,259
CarNow Auto Receivables Trust 2020-1A, B 144A 2.710%, 7/17/23(1)	3,320	3,359
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	6,620	6,893
2019-1A, E 144A 5.640%, 1/15/26(1)	6,400	6,810
2019-2A, D 144A 3.280%, 1/15/25(1)	8,750	9,078
2019-3A, C 144A 2.710%, 10/15/24(1)	6,990	7,183
2019-3A, D 144A 3.040%, 4/15/25(1)	4,340	4,501
2020-N1A, D 144A 3.430%, 1/15/26(1)	11,730	12,222
2020-P1, C 1.320%, 11/9/26	2,250	2,236
2021-N1, C 1.300%, 1/10/28	8,500	8,493
CIG Auto Receivables Trust
2020-1A, D 144A 2.350%, 1/12/26(1)	7,910	8,034
2020-1A, E 144A 4.430%, 2/12/27(1)	2,415	2,488
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(1)	1,440	1,485
2020-A, C 144A 2.540%, 12/15/25(1)	4,200	4,293
2020-C, C 144A 1.710%, 8/17/26(1)	3,995	4,067
2021-A, B 144A 0.610%, 2/18/25(1)	5,110	5,110
See Notes to Financial Statements
18

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2021-A, C 144A 0.830%, 9/15/26(1)	$ 6,500	$ 6,489
Credit Acceptance Auto Loan Trust
2018-2A, B 144A 3.940%, 7/15/27(1)	5,500	5,546
2019-1A, A 144A 3.330%, 2/15/28(1)	2,992	3,032
2019-3A, B 144A 2.860%, 1/16/29(1)	10,550	10,974
2020-1A, B 144A 2.390%, 4/16/29(1)	4,650	4,788
2020-3A, B 144A 1.770%, 12/17/29(1)	11,195	11,373
2021-2A, A 144A 0.960%, 2/15/30(1)	3,715	3,711
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	13,505	13,970
2019-3, C 2.900%, 8/15/25	8,240	8,440
2019-4, C 2.510%, 11/17/25	6,410	6,539
DT Auto Owner Trust
2019-1A, C 144A 3.610%, 11/15/24(1)	3,900	3,948
2019-2A, B 144A 2.990%, 4/17/23(1)	1,968	1,976
2019-2A, C 144A 3.180%, 2/18/25(1)	3,655	3,715
2019-4A, C 144A 2.730%, 7/15/25(1)	13,370	13,646
2021-1A, D 144A 1.160%, 11/16/26(1)	3,930	3,914
2021-1A, E 144A 2.380%, 1/18/28(1)	2,000	1,986
Exeter Automobile Receivables Trust
2017-3A, D 144A 5.280%, 10/15/24(1)	2,430	2,526
2018-2A, C 144A 3.690%, 3/15/23(1)	797	798
2018-3A, C 144A 3.710%, 6/15/23(1)	2,700	2,716
2018-4A, D 144A 4.350%, 9/16/24(1)	13,444	13,974
	Par Value	Value

Automobiles—continued
2019-1A, D 144A 4.130%, 12/16/24(1)	$14,555	$15,160
2019-2A, C 144A 3.300%, 3/15/24(1)	6,775	6,887
2019-2A, E 144A 4.680%, 5/15/26(1)	11,735	12,406
2019-3A, C 144A 2.790%, 5/15/24(1)	4,580	4,665
2019-4A, C 144A 2.440%, 9/16/24(1)	5,020	5,102
2020-1A, D 144A 2.730%, 12/15/25(1)	8,775	9,037
2021-1A, C 0.740%, 1/15/26	9,100	9,081
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(1)	9,770	9,844
First Investors Auto Owner Trust
2017-1A, D 144A 3.600%, 4/17/23(1)	2,057	2,082
2019-1A, C 144A 3.260%, 3/17/25(1)	4,690	4,824
2021-1A, C 144A 1.170%, 3/15/27(1)	3,000	2,999
Flagship Credit Auto Trust
2016-3, D 144A 3.890%, 11/15/22(1)	3,630	3,667
2019-2, C 144A 3.090%, 5/15/25(1)	2,360	2,452
2020-1, C 144A 2.240%, 1/15/26(1)	13,865	14,282
2020-3, C 144A 1.730%, 9/15/26(1)	3,490	3,559
2020-4, C 144A 1.280%, 2/16/27(1)	5,284	5,311
2021-1, C 144A 0.910%, 3/15/27(1)	2,930	2,910
Foursight Capital Automobile Receivables Trust
2018-1, D 144A 4.190%, 11/15/23(1)	1,630	1,671
2018-2, D 144A 4.330%, 7/15/24(1)	4,650	4,860
See Notes to Financial Statements
19

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
GLS Auto Receivables Issuer Trust
2019-2A, A 144A 3.060%, 4/17/23(1)	$ 974	$ 977
2019-2A, B 144A 3.320%, 3/15/24(1)	12,130	12,347
2019-3A, B 144A 2.720%, 6/17/24(1)	3,495	3,568
2019-3A, D 144A 3.840%, 5/15/26(1)	3,000	3,107
2019-4A, B 144A 2.780%, 9/16/24(1)	9,835	10,071
2019-4A, C 144A 3.060%, 8/15/25(1)	14,775	15,372
2019-4A, D 144A 4.090%, 8/17/26(1)	3,500	3,636
2020-2A, B 144A 3.160%, 6/16/25(1)	2,560	2,674
2020-3A, D 144A 2.270%, 5/15/26(1)	11,735	12,023
2020-3A, E 144A 4.310%, 7/15/27(1)	18,060	18,998
2020-4A, C 144A 1.140%, 11/17/25(1)	6,955	6,985
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	2,671	2,679
2018-1A, B 144A 3.520%, 8/15/23(1)	12,181	12,324
2018-3A, B 144A 3.780%, 8/15/23(1)	1,673	1,693
2018-3A, C 144A 4.180%, 7/15/24(1)	4,740	4,912
Hertz Vehicle Financing II LP
2015-3A, A 144A 2.670%, 9/25/21(1)	3,974	3,986
2016-4A, A 144A 2.650%, 7/25/22(1)	1,667	1,675
2018-1A, A 144A 3.290%, 2/25/24(1)	1,018	1,021
	Par Value	Value

Automobiles—continued
2019-1A, A 144A 3.710%, 3/25/23(1)	$ 1,901	$ 1,908
Hyundai Auto Receivables Trust 2017-B, B 2.230%, 2/15/23	3,560	3,588
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)	11,840	12,035
Prestige Auto Receivables Trust
2017-1A, C 144A 2.810%, 1/17/23(1)	3,325	3,336
2018-1A, D 144A 4.140%, 10/15/24(1)	3,785	3,921
2019-1A, D 144A 3.010%, 8/15/25(1)	7,060	7,251
2020-1A, C 144A 1.310%, 11/16/26(1)	10,295	10,383
Santander Drive Auto Receivables Trust
2018-2, C 3.350%, 7/17/23	4,025	4,046
2020-4, C 1.010%, 1/15/26	7,500	7,525
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	10,125	10,389
TCF Auto Receivables Owner Trust 2016-PT1A, C 144A 3.210%, 1/17/23(1)	10,900	10,911
Tesla Auto Lease Trust
2018-B, B 144A 4.120%, 10/20/21(1)	2,410	2,430
2018-B, C 144A 4.360%, 10/20/21(1)	3,250	3,287
2020-A, C 144A 1.680%, 2/20/24(1)	3,045	3,086
See Notes to Financial Statements
20

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	$10,470	$ 10,666
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(1)	15,480	15,653
2019-1, E 144A 4.290%, 8/12/24(1)	4,605	4,703
2020-1, C 144A 2.150%, 2/10/25(1)	3,990	4,042
2021-1, D 144A 1.140%, 6/10/26(1)	10,160	10,143
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	8,073	8,151
USASF Receivables LLC
2020-1A, B 144A 3.220%, 5/15/24(1)	16,200	16,544
2020-1A, C 144A 5.940%, 8/15/24(1)	3,338	3,514
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	17,745	17,913
Westlake Automobile Receivables Trust
2018-2A, D 144A 4.000%, 1/16/24(1)	10,000	10,129
2018-3A, C 144A 3.610%, 10/16/23(1)	878	883
2018-3A, D 144A 4.000%, 10/16/23(1)	10,900	11,187
2020-2A, C 144A 2.010%, 7/15/25(1)	10,355	10,594
2020-3A, C 144A 1.240%, 11/17/25(1)	11,365	11,467
		826,426

Consumer Loans—0.8%
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(1)	3,340	3,338
	Par Value	Value

Consumer Loans—continued
Lendmark Funding Trust 2019-2A, A 144A 2.780%, 4/20/28(1)	$ 8,000	$ 8,221
LL ABS Trust 2020-1A, A 144A 2.330%, 1/17/28(1)	3,138	3,160
Marlette Funding Trust 2019-4A, A 144A 2.390%, 12/17/29(1)	2,502	2,521
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(1)	8,455	8,460
Oportun Funding XIV LLC
2021-A, A 144A 1.210%, 3/8/28(1)	9,015	9,012
2021-A, B 144A 1.760%, 3/8/28(1)	6,795	6,792
Prosper Marketplace Issuance Trust Series 2019-4A, A 144A 2.480%, 2/17/26(1)	1,091	1,095
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	2,610	2,602
Upstart Securitization Trust
2019-3, A 144A 2.684%, 1/21/30(1)	1,119	1,127
2020-3, A 144A 1.702%, 11/20/30(1)	6,090	6,138
		52,466

Credit Card—0.7%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	25,795	26,084
Genesis Sales Finance Master Trust 2020-AA, A 144A 1.650%, 9/22/25(1)	10,425	10,486
See Notes to Financial Statements
21

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Credit Card—continued
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(1)	$ 5,470	$ 5,471
		42,041

Equipment—0.7%
Amur Equipment Finance Receivables VIII LLC 2020-1A, C 144A 3.060%, 4/20/26(1)	2,122	2,197
BCC Funding Corp. XVI LLC 2019-1A, B 144A 2.640%, 9/20/24(1)	8,410	8,497
BCC Funding XVII LLC 2020-1, B 144A 1.460%, 9/22/25(1)	4,575	4,583
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	9,452	9,423
NMEF Funding LLC 2019-A, B 144A 3.060%, 8/17/26(1)	5,620	5,720
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(1)	3,635	3,675
2020-1, A 144A 1.370%, 11/17/25(1)	10,046	10,076
		44,171

Other—8.3%
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	955	959
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	4,724	4,860
	Par Value	Value

Other—continued
2019-A, A 144A 3.140%, 7/16/40(1)	$ 9,275	$ 9,517
2019-A, C 144A 4.010%, 7/16/40(1)	18,725	19,794
2020-AA, D 144A 7.150%, 7/17/46(1)	7,435	7,712
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	14,855	15,146
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	3,816	3,824
BCC Funding Corp. XVI LLC 2019-1A, D 144A 3.940%, 7/20/27(1)	3,900	3,940
BCC Funding XVII LLC 2020-1, D 144A 4.890%, 9/22/25(1)	3,554	3,559
BRE Grand Islander Timeshare Issuer LLC
2017-1A, A 144A 2.940%, 5/25/29(1)	3,571	3,656
2019-A, A 144A 3.280%, 9/26/33(1)	5,191	5,434
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(1)	9,230	9,398
2020-1A, A 144A 2.981%, 11/15/35(1)	4,835	4,894
2021-1A, A 144A 2.162%, 4/15/36(1)	4,875	4,861
BXG Receivables Note Trust
2013-A, A 144A 3.010%, 12/4/28(1)	1,251	1,251
2015-A, A 144A 2.880%, 5/2/30(1)	1,416	1,438
2017-A, A 144A 2.950%, 10/4/32(1)	6,090	6,227
See Notes to Financial Statements
22

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
2020-A, B 144A 2.490%, 2/28/36(1)	$6,182	$6,219
CCG Receivables Trust
2019-2, B 144A 2.550%, 3/15/27(1)	5,405	5,558
2021-1, C 144A 0.840%, 6/14/27(1)	1,415	1,406
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(1)	8,845	8,935
Consumer Loan Underlying Bond CLUB Credit Trust
2019-P2, A 144A 2.470%, 10/15/26(1)	1,256	1,261
2019-P2, B 144A 2.830%, 10/15/26(1)	5,250	5,317
2020-P1, B 144A 2.920%, 3/15/28(1)	4,000	4,074
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	2,483	2,529
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(1)	5,583	5,597
2020-1, D 144A 7.210%, 2/15/28(1)	6,258	6,294
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)	2,730	2,784
2018-1, B 144A 4.190%, 1/21/31(1)	2,558	2,673
2019-1A, B 144A 3.530%, 2/20/32(1)	4,658	4,775
Drug Royalty III LP 1 2017-1A, A1 (3 month LIBOR + 2.500%) 144A 2.741%, 4/15/27(1)(5)	344	344
Foundation Finance Trust
2016-1A, A 144A 3.960%, 6/15/35(1)	187	188
	Par Value	Value

Other—continued
2017-1A, A 144A 3.300%, 7/15/33(1)	$ 3,140	$ 3,193
2019-1A, A 144A 3.860%, 11/15/34(1)	3,581	3,706
2021-1A, A 144A 1.270%, 5/15/41(1)	8,980	8,934
FREED ABS Trust
2018-2, B 144A 4.610%, 10/20/25(1)	11,605	11,708
2019-1, B 144A 3.870%, 6/18/26(1)	2,035	2,055
2019-2, B 144A 3.190%, 11/18/26(1)	7,320	7,436
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(1)	9,479	9,496
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	1,014	1,027
GoldentTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%) 144A 1.195%, 1/20/33(1)(5)	18,315	18,321
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	17,421	17,980
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	2,040	2,092
2018-AA, A 144A 3.540%, 2/25/32(1)	3,734	3,936
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	3,405	3,532
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	20,230	21,386
Lendmark Funding Trust
2018-2A, A 144A 4.230%, 4/20/27(1)	8,445	8,609
See Notes to Financial Statements
23

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
2019-1A, A 144A 3.000%, 12/20/27(1)	$ 8,835	$ 9,077
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(1)	7,255	7,417
2020-AA, A 144A 2.190%, 8/21/34(1)	1,954	1,983
Marlette Funding Trust 2019-2A, A 144A 3.130%, 7/16/29(1)	1,371	1,381
MVW Owner Trust
2015-1A, B 144A 2.960%, 12/20/32(1)	248	249
2016-1A, A 144A 2.250%, 12/20/33(1)	1,239	1,253
2019-1A, A 144A 2.890%, 11/20/36(1)	4,300	4,411
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(1)	9,145	9,377
Oasis LLC
2020-1A, A 144A 3.820%, 1/15/32(1)	3,951	3,972
2020-2A, A 144A 4.262%, 5/15/32(1)	1,959	1,979
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(1)	4,990	4,989
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(1)	5,766	5,830
2019-1A, B 144A 3.770%, 7/22/24(1)	5,000	5,168
2019-1A, C 144A 4.740%, 6/20/25(1)	17,822	18,719
2020-1A, A 144A 1.710%, 2/20/25(1)	14,533	14,663
OneMain Financial Issuance Trust
2017-1A, A1 144A 2.370%, 9/14/32(1)	484	485
2018-1A, A 144A 3.300%, 3/14/29(1)	21,424	21,498
	Par Value	Value

Other—continued
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(1)	$ 1,203	$ 1,214
2018-A, A 144A 3.100%, 11/8/30(1)	2,209	2,277
2019-A, B 144A 3.360%, 4/9/38(1)	7,781	8,061
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%) 144A 1.055%, 4/20/29(1)(5)	3,360	3,362
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	13,947	14,250
Prosper Marketplace Issuance Trust 2019-3A, A 144A 3.190%, 7/15/25(1)	126	126
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	6,835	6,958
Sierra Timeshare Receivables Funding LLC
2017-1A, A 144A 2.910%, 3/20/34(1)	1,629	1,654
2018-2A, A 144A 3.500%, 6/20/35(1)	2,140	2,222
2019-1A, B 144A 3.420%, 1/20/36(1)	2,006	2,072
2019-2A, B 144A 2.820%, 5/20/36(1)	7,047	7,180
2020-2A, B 144A 2.320%, 7/20/37(1)	5,604	5,702
Small Business Lending Trust
2019-A, A 144A 2.850%, 7/15/26(1)	400	399
2020-A, A 144A 2.620%, 12/15/26(1)	1,471	1,477
See Notes to Financial Statements
24

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
SoFi Consumer Loan Program LLC
2017-5, A2 144A 2.780%, 9/25/26(1)	$ 2,060	$ 2,071
2017-6, A2 144A 2.820%, 11/25/26(1)	310	311
Towd Point Mortgage Trust 2019-MH1, A1 144A 3.000%, 11/25/58(1)(5)	1,703	1,744
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	16,155	16,522
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(1)	1,233	1,234
Upgrade Master Pass-Thru Trust Series 2019-ST3, A 144A 3.750%, 11/15/25(1)	3,335	3,377
Upstart Pass-Through Trust 2020-ST1, A 144A 3.750%, 2/20/28(1)	1,916	1,972
Upstart Pass-Through Trust Series 2021-ST2, A 144A 2.500%, 4/20/27(1)	7,215	7,284
Upstart Securitization Trust
2019-1, B 144A 4.190%, 4/20/26(1)	385	385
2019-2, A 144A 2.897%, 9/20/29(1)	1,602	1,609
2019-2, B 144A 3.734%, 9/20/29(1)	7,487	7,638
2021-1, A 144A 0.870%, 3/20/31(1)	1,442	1,443
Venture 41 CLO Ltd. 2021-41A, A1N (3 month LIBOR + 1.330%) 144A 1.533%, 1/20/34(1)(5)	8,380	8,367
	Par Value	Value

Other—continued
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	$1,685	$ 1,697
2017-A, A 144A 2.330%, 3/20/35(1)	3,456	3,522
Welk Resorts LLC
2013-AA, A 144A 3.100%, 3/15/29(1)	369	370
2015-AA, A 144A 2.790%, 6/16/31(1)	1,094	1,095
2019-AA, B 144A 2.990%, 6/15/38(1)	4,863	5,030
Westgate Resorts LLC
2018-1A, A 144A 3.380%, 12/20/31(1)	2,323	2,348
2020-1A, A 144A 2.713%, 3/20/34(1)	3,471	3,546
		528,805

Student Loan—0.3%
Commonbond Student Loan Trust
2019-AGS, A1 144A 2.540%, 1/25/47(1)	7,446	7,639
2020-1, A 144A 1.690%, 10/25/51(1)	4,681	4,680
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	913	919
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	1,911	1,942
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(1)	5,543	5,525
		20,705

Total Asset-Backed Securities (Identified Cost $1,489,814)		1,514,614
See Notes to Financial Statements
25

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Corporate Bonds and Notes—29.4%
Communication Services—3.1%
Altice France S.A. 144A 7.375%, 5/1/26(1)	$11,710	$12,180
AT&T, Inc. (3 month LIBOR + 0.890%) 1.084%, 2/15/23(5)	8,918	9,000
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)	185	183
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	1,868	1,943
144A 5.125%, 8/15/27(1)	3,265	3,284
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	7,330	7,917
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	4,545	3,272
144A 6.625%, 8/15/27(1)(2)	4,370	2,272
DISH DBS Corp.
5.875%, 7/15/22	6,245	6,523
5.000%, 3/15/23	6,445	6,724
7.750%, 7/1/26	5,230	5,773
iHeartCommunications, Inc. 8.375%, 5/1/27	213	228
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	5,835	6,005
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	3,005	3,121
144A 4.750%, 10/15/27(1)	9,355	9,425
	Par Value	Value

Communication Services—continued
Radiate Holdco LLC
144A 4.500%, 9/15/26(1)	$ 1,425	$ 1,441
144A 6.500%, 9/15/28(1)	4,645	4,905
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(1)	3,565	3,672
Sprint Corp. 7.875%, 9/15/23	11,690	13,362
Sprint Spectrum Co. LLC
144A 3.360%, 9/20/21(1)	2,494	2,513
144A 4.738%, 3/20/25(1)	8,210	8,790
Telesat Canada 144A 6.500%, 10/15/27(1)	9,635	9,652
T-Mobile USA, Inc.
2.625%, 4/15/26	1,470	1,498
144A 1.500%, 2/15/26(1)	6,072	6,013
144A 2.050%, 2/15/28(1)	5,892	5,777
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	5,505	5,954
Twitter, Inc. 144A 3.875%, 12/15/27(1)	8,270	8,671
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	5,330	5,692
Verizon Communications, Inc.
1.450%, 3/20/26	10,712	10,713
2.100%, 3/22/28	8,062	8,096
(3 month LIBOR + 1.100%) 1.298%, 5/15/25(5)	16,061	16,422
See Notes to Financial Statements
26

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Communication Services—continued
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(1)	$ 3,100	$ 3,240
		194,261

Consumer Discretionary—2.8%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)	6,060	5,983
American Axle & Manufacturing, Inc.
6.250%, 4/1/25(2)	6,440	6,633
6.500%, 4/1/27(2)	2,965	3,076
Aramark Services, Inc. 144A 6.375%, 5/1/25(1)	8,460	8,968
Boyd Gaming Corp. 6.375%, 4/1/26	12,395	12,798
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	3,465	3,694
Carnival Corp.
144A 11.500%, 4/1/23(1)	3,205	3,674
144A 7.625%, 3/1/26(1)	555	596
Ford Motor Co.
8.500%, 4/21/23	11,400	12,711
9.000%, 4/22/25	1,137	1,377
Ford Motor Credit Co. LLC 3.370%, 11/17/23	4,000	4,100
General Motors Financial Co., Inc.
3.550%, 4/9/21	2,847	2,848
1.250%, 1/8/26	15,475	15,184
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	11,440	12,105
International Game Technology plc
144A 4.125%, 4/15/26(1)	1,000	1,028
	Par Value	Value

Consumer Discretionary—continued
144A 5.250%, 1/15/29(1)	$ 840	$ 876
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(1)	6,195	6,303
M/I Homes, Inc. 4.950%, 2/1/28	5,890	6,100
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	6,230	6,292
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27	6,370	7,023
144A 4.625%, 6/15/25(1)	1,305	1,376
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	6,680	6,747
Nissan Motor Co. Ltd.
144A 3.522%, 9/17/25(1)	6,300	6,674
144A 4.345%, 9/17/27(1)	7,000	7,613
Royal Caribbean Cruises Ltd.
144A 9.125%, 6/15/23(1)	3,385	3,730
144A 5.500%, 4/1/28(1)	295	296
Scientific Games International, Inc.
144A 5.000%, 10/15/25(1)	7,150	7,405
144A 8.250%, 3/15/26(1)	5,935	6,365
TRI Pointe Group, Inc. 5.875%, 6/15/24	10,130	11,194
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	2,885	2,957
See Notes to Financial Statements
27

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Wynn Macau Ltd. 144A 5.500%, 1/15/26(1)	$ 3,000	$ 3,131
		178,857

Consumer Staples—0.9%
Albertsons Cos., Inc.
5.750%, 3/15/25	1,026	1,060
144A 3.250%, 3/15/26(1)	15,065	15,007
144A 4.625%, 1/15/27(1)	2,830	2,933
Altria Group, Inc. 2.350%, 5/6/25	4,959	5,141
BAT Capital Corp.
4.700%, 4/2/27	11,000	12,382
2.259%, 3/25/28	5,870	5,779
Kraft Heinz Foods Co. 3.875%, 5/15/27	10,200	11,109
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	3,120	3,237
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	2,155	2,222
		58,870

Energy—3.9%
Aker BP ASA 144A 2.875%, 1/15/26(1)	9,060	9,357
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	5,910	5,910
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	2,960	3,078
Boardwalk Pipelines LP 4.950%, 12/15/24	12,645	14,159
BP Capital Markets plc 4.875% (6)	8,705	9,325
	Par Value	Value

Energy—continued
Callon Petroleum Co. 6.125%, 10/1/24	$ 4,327	$ 3,678
Cheniere Energy Partners LP 5.625%, 10/1/26	14,860	15,539
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	9,555	9,946
Citgo Holding, Inc. 144A 9.250%, 8/1/24(1)	3,050	3,027
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(1)	8,530	8,775
CrownRock LP 144A 5.625%, 10/15/25(1)	5,855	5,973
Energy Transfer Partners LP
5.000%, 10/1/22	4,794	5,035
4.500%, 11/1/23	10,760	11,582
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	5,385	5,796
144A 6.500%, 7/1/27(1)	2,620	2,849
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(1)	4,740	4,670
KazMunayGas National Co. JSC 144A 4.750%, 4/24/25(1)	3,000	3,371
KazMunayGas National Co., JSC 144A 4.750%, 4/19/27(1)	3,400	3,876
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(1)	9,880	10,974
See Notes to Financial Statements
28

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Lukoil International Finance BV 144A 4.563%, 4/24/23(1)	$ 6,700	$ 7,083
Midwest Connector Capital Co. LLC 144A 3.625%, 4/1/22(1)	6,145	6,233
Occidental Petroleum Corp.
2.700%, 8/15/22	5,850	5,852
5.875%, 9/1/25	6,480	6,926
5.500%, 12/1/25	3,620	3,828
Ovintiv, Inc. 3.900%, 11/15/21	7,960	8,047
Pertamina Persero PT 144A 4.300%, 5/20/23(1)	6,000	6,354
Petrobras Global Finance B.V. 5.999%, 1/27/28	3,675	4,038
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	9,545	415
Petroleos Mexicanos
4.625%, 9/21/23	15,820	16,314
6.875%, 8/4/26	5,455	5,840
6.500%, 3/13/27	13,310	13,909
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	11,580	12,026
Targa Resources Partners LP 5.875%, 4/15/26	5,555	5,815
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	2,867	2,509
Transocean, Inc. 144A 11.500%, 1/30/27(1)	655	562
USA Compression Partners LP 6.875%, 4/1/26	6,910	7,087
		249,758

	Par Value	Value

Financials—7.3%
Ares Capital Corp.
3.500%, 2/10/23	$ 7,365	$ 7,680
3.250%, 7/15/25	5,975	6,163
Athene Global Funding 144A 2.450%, 8/20/27(1)	14,530	14,703
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	14,195	15,908
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(4)	8,905	9,381
Banco Santander Chile 144A 2.700%, 1/10/25(1)	9,500	9,928
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A 5.375%, 4/17/25(1)	9,510	10,678
Bank of America Corp.
4.200%, 8/26/24	10,473	11,551
3.950%, 4/21/25	6,325	6,935
(3 month LIBOR + 0.770%) 0.965%, 2/5/26(5)	11,312	11,365
(3 month LIBOR + 1.000%) 1.218%, 4/24/23(5)	14,445	14,568
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	10,427
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(1)	755	774
Capital One Financial Corp. 3.750%, 7/28/26	6,325	6,872
See Notes to Financial Statements
29

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Charles Schwab Corp. (The)
Series G 5.375%(6)	$ 4,332	$ 4,786
Series H 4.000%(6)	8,541	8,396
Citadel LP 144A 4.875%, 1/15/27(1)	6,370	6,758
Citigroup, Inc.
3.200%, 10/21/26	24,642	26,480
(3 month LIBOR + 1.430%) 1.621%, 9/1/23(5)	7,115	7,229
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(1)	3,197	3,533
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	6,996	6,821
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(1)	4,564	4,547
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	15,930	16,340
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	24,315	27,140
3.850%, 1/26/27	21,430	23,508
ICAHN Enterprises LP
4.750%, 9/15/24	12,395	12,871
6.250%, 5/15/26	10,030	10,506
Industrial & Commercial Bank of China Ltd. 2.957%, 11/8/22	9,450	9,761
JPMorgan Chase & Co. (3 month LIBOR + 0.900%) 1.118%, 4/25/23(5)	18,055	18,191
	Par Value	Value

Financials—continued
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	$10,465	$ 10,308
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.264%, 4/20/67(5)	12,860	10,602
Mizuho Financial Group, Inc. 3.922%, 9/11/24	5,000	5,366
Morgan Stanley 3.875%, 4/29/24	23,825	26,026
Navient Corp. 5.875%, 10/25/24	8,642	9,075
OneMain Finance Corp.
6.875%, 3/15/25	8,580	9,759
7.125%, 3/15/26	2,695	3,108
Prudential Financial, Inc. 5.625%, 6/15/43	13,774	14,761
Santander Holdings USA, Inc. 3.244%, 10/5/26	13,830	14,622
Spirit Realty LP
4.450%, 9/15/26	6,686	7,416
2.100%, 3/15/28	5,295	5,148
Wells Fargo & Co.
1.654%, 6/2/24	14,335	14,644
4.100%, 6/3/26	8,375	9,309
		463,944

Health Care—1.5%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	6,675	7,405
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	7,050	7,323
Community Health Systems, Inc. 144A 6.625%, 2/15/25(1)	2,910	3,072
See Notes to Financial Statements
30

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
HCA, Inc. 5.375%, 2/1/25	$ 7,250	$ 8,087
Jaguar Holding Co. II 144A 4.625%, 6/15/25(1)	2,660	2,775
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	5,270	5,599
144A 4.375%, 2/15/27(1)	6,170	6,047
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	2,000	2,126
Royalty Pharma plc
144A 1.200%, 9/2/25(1)	2,749	2,692
144A 1.750%, 9/2/27(1)	11,909	11,565
Tenet Healthcare Corp.
4.625%, 7/15/24	4,350	4,440
144A 4.875%, 1/1/26(1)	8,215	8,542
144A 5.125%, 11/1/27(1)	2,750	2,876
144A 7.500%, 4/1/25(1)	915	988
Teva Pharmaceutical Finance Netherlands III B.V.
6.000%, 4/15/24	800	852
3.150%, 10/1/26	6,295	6,020
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	12,770	14,066
		94,475

Industrials—2.3%
Alaska Airlines Pass-Through Trust 144A 4.800%, 8/15/27(1)	12,593	13,788
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	7,985	8,468
	Par Value	Value

Industrials—continued
American Airlines, Inc.
144A 5.500%, 4/20/26(1)	$ 1,205	$ 1,254
144A 5.750%, 4/20/29(1)	590	628
Ashtead Capital, Inc. 144A 5.250%, 8/1/26(1)	12,525	13,140
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	9,447	9,861
Boeing Co. (The)
2.350%, 10/30/21	5,740	5,765
4.875%, 5/1/25	4,191	4,666
5.040%, 5/1/27	6,336	7,223
Bombardier, Inc. 144A 8.750%, 12/1/21(1)	6,867	7,205
Dycom Industries, Inc. 144A 4.500%, 4/15/29(1)	3,335	3,343
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	725	758
GFL Environmental, Inc.
144A 3.750%, 8/1/25(1)	5,210	5,288
144A 4.000%, 8/1/28(1)	3,280	3,173
Howmet Aerospace, Inc. 6.875%, 5/1/25	4,115	4,768
Navistar International Corp. 144A 6.625%, 11/1/25(1)	6,040	6,267
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(1)	11,835	12,516
Stanley Black & Decker, Inc. 4.000%, 3/15/60	16,812	17,797
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	9,780	10,369
See Notes to Financial Statements
31

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
Uber Technologies, Inc. 144A 7.500%, 5/15/25(1)	$ 7,620	$ 8,223
		144,500

Information Technology—2.5%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	5,350	5,698
Broadcom, Inc.
3.150%, 11/15/25	15,630	16,659
144A 1.950%, 2/15/28(1)(2)	8,066	7,885
Flex Ltd. 3.750%, 2/1/26	11,130	11,942
Hewlett Packard Enterprise Co.
2.250%, 4/1/23	9,470	9,754
(3 month LIBOR + 0.720%) 0.958%, 10/5/21(5)	2,830	2,830
Leidos, Inc. 144A 3.625%, 5/15/25(1)	10,350	11,230
Microchip Technology, Inc. 144A 2.670%, 9/1/23(1)	14,475	15,075
NCR Corp. 144A 5.125%, 4/15/29(1)	5,400	5,441
Open Text Corp. 144A 3.875%, 2/15/28(1)	10,905	10,978
Oracle Corp. 2.300%, 3/25/28	15,875	16,072
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	12,305	12,109
Viasat, Inc. 144A 5.625%, 9/15/25(1)	10,250	10,419
Vontier Corp.
144A 1.800%, 4/1/26(1)	5,276	5,248
	Par Value	Value

Information Technology—continued
144A 2.400%, 4/1/28(1)	$ 6,156	$ 6,048
Xerox Holdings Corp. 144A 5.000%, 8/15/25(1)	7,600	7,932
		155,320

Materials—2.0%
Anglo American Capital plc 144A 3.625%, 9/11/24(1)	12,120	13,109
Ardagh Packaging Finance plc 144A 5.250%, 8/15/27(1)	12,065	12,307
Avient Corp. 144A 5.750%, 5/15/25(1)	11,748	12,482
Celanese US Holdings LLC 3.500%, 5/8/24	9,870	10,583
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	7,105	7,481
Cleveland-Cliffs, Inc.
144A 6.750%, 3/15/26(1)	2,585	2,811
144A 4.625%, 3/1/29(1)	3,215	3,210
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	14,745	14,740
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	3,110	3,110
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(1)	7,820	8,152
See Notes to Financial Statements
32

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Materials—continued
Nutrition & Biosciences, Inc.
144A 1.230%, 10/1/25(1)	$ 7,666	$ 7,535
144A 1.832%, 10/15/27(1)	8,106	7,926
OCP SA
144A 5.625%, 4/25/24(1)	3,065	3,329
RegS 5.625%, 4/25/24(4)	2,800	3,042
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	11,513	11,268
Syngenta Finance NV 144A 3.933%, 4/23/21(1)	8,635	8,651
		129,736

Real Estate—1.4%
GLP Capital LP
5.250%, 6/1/25	13,175	14,770
5.750%, 6/1/28	1,863	2,149
5.300%, 1/15/29	2,731	3,061
iStar, Inc. 4.250%, 8/1/25	9,325	9,389
Office Properties Income Trust
4.150%, 2/1/22	18,910	19,329
4.000%, 7/15/22	7,345	7,533
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	4,474	4,815
Service Properties Trust
4.500%, 6/15/23	10,780	10,951
4.350%, 10/1/24	9,585	9,529
Uniti Group LP 144A 7.875%, 2/15/25(1)	5,455	5,895
	Par Value	Value

Real Estate—continued
Uniti Group, Inc. 144A 7.125%, 12/15/24(1)	$ 2,910	$ 2,994
		90,415

Utilities—1.7%
American Electric Power Co., Inc. Series N 1.000%, 11/1/25	4,468	4,378
Dominion Energy, Inc. Series A 1.450%, 4/15/26	15,850	15,787
DPL, Inc. 144A 4.125%, 7/1/25(1)	7,835	8,300
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	9,400	9,686
Exelon Corp. 3.497%, 6/1/22	9,135	9,422
Ferrellgas Escrow LLC 144A 5.375%, 4/1/26(1)	3,050	3,030
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(1)	8,208	8,274
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	14,667	15,707
Pacific Gas and Electric Co. (3 month LIBOR + 1.375%) 1.573%, 11/15/21(5)	15,708	15,738
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	18,640	19,246
See Notes to Financial Statements
33

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Utilities—continued
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(7)	$ 5,925	$ —
		109,568

Total Corporate Bonds and Notes (Identified Cost $1,816,911)		1,869,704

Leveraged Loans—13.2%
Aerospace—0.6%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.500%, 1/18/27	9,870	9,853
American Airlines, Inc. (3 month LIBOR + 4.750%) 0.000%, 4/20/28(8)	10,340	10,582
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	8,790	9,330
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.359%, 5/30/25	3,246	3,176
Tranche F (1 month LIBOR + 2.250%) 2.359%, 12/9/25	3,775	3,693
		36,634

Chemicals—0.5%
Gemini HDPE LLC 2027 (3 month LIBOR + 3.000%) 3.500%, 12/31/27	3,515	3,495
	Par Value	Value

Chemicals—continued
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.109%, 4/1/24	$ 5,914	$ 5,843
Ineos U.S. Petrochem LLC 2026, Tranche B (3 month LIBOR + 2.750%) 3.250%, 1/29/26	8,055	8,025
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 2.860%, 10/1/25	11,693	11,505
Trinseo Materials Operating SCA Tranche B-2, First Lien (3 month LIBOR + 2.500%) 0.000%, 3/17/28(8)	5,690	5,626
		34,494

Consumer Durables—0.2%
CP Atlas Buyer, Inc. Tranche B (3 month LIBOR + 3.750%) 4.250%, 11/23/27	2,905	2,884
Resideo Funding, Inc. Tranche B (3 month LIBOR + 2.250%) 2.750%, 2/11/28	5,585	5,564
Weber-Stephen Products LLC Tranche B (3 month LIBOR + 3.250%) 4.000%, 10/30/27	6,633	6,625
		15,073

See Notes to Financial Statements
34

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—0.2%
HLF Financing Sarl LLC Tranche B (3 month LIBOR + 2.500%) 0.000%, 8/18/25(7)(8)	$ 2,978	$ 2,963
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 4.250%,	7,950	7,828
		10,791

Energy—0.0%
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(3)(7)	66	—
Financial—1.2%
Asurion LLC
Tranche B-6 (1 month LIBOR + 3.000%) 3.109%, 11/3/23	4,562	4,546
Tranche B-8 (1 month LIBOR + 3.250%) 0.000%, 12/23/26(8)	5,988	5,946
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27	17,322	17,300
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.109%, 6/16/25	3,957	3,896
Citadel Securities LP 2021 (3 month LIBOR + 2.500%) 2.615%, 2/2/28	9,180	9,073
	Par Value	Value

Financial—continued
Delos Finance S.a.r.l. 2018 (3 month LIBOR + 1.750%) 1.953%, 10/6/23	$ 5,774	$ 5,758
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.854%, 6/28/23	9,153	9,130
RealPage, Inc. First Lien (3 month LIBOR + 3.750%) 0.000%, 2/18/28(8)	5,525	5,497
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.859%, 9/3/26	12,940	12,855
		74,001

Food / Tobacco—1.0%
Aramark Services, Inc.
Tranche B-2 (1 month LIBOR + 1.750%) 1.859%, 3/28/24	3,575	3,560
Tranche B-3 (1 month LIBOR + 1.750%) 1.859%, 3/11/25	1,909	1,886
Tranche B-4 (1 month LIBOR + 1.750%) 1.859%, 1/15/27	3,455	3,399
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27	6,728	6,725
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/20/27	3,294	3,288
See Notes to Financial Statements
35

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
City Brewing Co. LLC First Lien (3 month LIBOR + 3.500%) 0.000%, 10/1/26(8)	$ 1,815	$ 1,806
Froneri US, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.359%, 1/29/27	12,133	11,958
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 3.000%) 3.000%, 8/3/25	8,820	8,766
JBS USA Lux S.A. (3 month LIBOR + 2.000%) 0.000%, 5/1/26(8)	9,376	9,312
Shearer’s Foods LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 9/23/27	6,455	6,438
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 0.000%, 3/31/28(8)	6,500	6,470
		63,608

Forest Prod / Containers—0.6%
Berry Global, Inc. Tranche Z (3 month LIBOR + 1.750%) 1.898%, 7/1/26	9,657	9,571
BWay Holding Co. (3 month LIBOR + 3.250%) 3.443%, 4/3/24	8,333	8,146
	Par Value	Value

Forest Prod / Containers—continued
Graham Packaging Co., Inc. (1 month LIBOR + 3.000%) 3.750%, 8/4/27	$6,495	$ 6,450
Reynolds Group Holdings, Inc. (3 month LIBOR + 2.750%) 0.000%, 2/6/23(8)	9,500	9,454
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25	2,622	2,491
		36,112

Gaming / Leisure—1.1%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	1,587	1,591
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 2.331%, 9/15/23	6,095	6,076
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.859%, 12/23/24	5,959	5,867
Carnival Corp. (1 month LIBOR + 7.500%) 8.500%, 6/30/25	1,588	1,636
See Notes to Financial Statements
36

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
CityCenter Holdings LLC (3 month LIBOR + 2.250%) 0.000%, 4/18/24(8)	$9,505	$ 9,376
Hilton Worldwide Finance LLC Tranche B-2 (3 month LIBOR + 1.750%) 1.868%, 6/22/26	9,796	9,701
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	6,584	6,312
Playtika Holding Corp. Tranche B-1 (3 month LIBOR + 2.750%) 0.000%, 3/5/28(8)	7,480	7,433
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.859%, 8/14/24	4,188	4,104
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 1.859%, 7/8/24	9,430	9,407
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	3,158	3,104
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 3.000%) 3.750%, 4/29/26	8,898	8,856
		73,463

	Par Value	Value

Healthcare—1.0%
Agiliti Health, Inc. (3 month LIBOR + 2.750%) 3.500%, 1/5/26	$2,653	$2,620
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.859%, 11/27/25	1,583	1,572
(1 month LIBOR + 3.000%) 3.109%, 6/2/25	5,015	4,996
Catalent Pharma Solutions, Inc. Tranche B-3 (1 month LIBOR + 2.000%) 2.500%, 2/22/28	1,658	1,658
Change Healthcare Holdings LLC (3 month LIBOR + 2.500%) 3.500%, 3/1/24	8,066	8,053
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 1.865%, 8/1/27	951	938
Horizon Therapeutics USA, Inc Tranche B-2 (3 month LIBOR + 2.000%) 2.500%, 2/26/28	9,470	9,437
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 1.953%, 6/11/25	7,577	7,527
Phoenix Guarantor, Inc. Tranche B (1 month LIBOR + 3.750%) 4.250%, 3/5/26	7,242	7,178
See Notes to Financial Statements
37

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare—continued
PPD, Inc. (1 month LIBOR + 2.250%) 2.750%, 1/13/28	$9,365	$ 9,310
Select Medical Corp. Tranche B (1 month LIBOR + 2.250%) 0.000%, 3/6/25(8)	6,265	6,221
Sterigenics-Nordion Holdings LLC (3 month LIBOR + 2.750%) 3.250%, 12/13/26	2,650	2,640
		62,150

Housing—0.4%
84 Lumber Co. Tranche B-1 (3 month LIBOR + 3.000%) 3.750%, 11/13/26	4,516	4,508
CPG International LLC (3 month LIBOR + 2.500%) 3.250%, 5/6/24(7)	6,863	6,855
Hillman Group, Inc. (The)
(3 month LIBOR + 2.750%) 0.000%, 2/24/28(8)(9)	487	485
(3 month LIBOR + 2.750%) 0.000%, 2/24/28(8)	487	484
Tranche B-1 (3 month LIBOR + 2.750%) 0.000%, 2/24/28(8)	4,798	4,770
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 0.000%, 11/21/24(8)	6,080	6,053
		23,155

	Par Value	Value

Information Technology—1.1%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.000%) 3.500%, 9/19/24	$14,684	$14,618
Boxer Parent Co., Inc. 2021 (1 month LIBOR + 3.750%) 3.859%, 10/2/25	5,546	5,519
Dell International LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.000%, 9/19/25	13,014	12,996
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 1.859%, 4/16/25	2,285	2,258
Tranche B-4 (1 month LIBOR + 1.750%) 1.859%, 4/16/25	1,706	1,686
Tranche B-5 (1 month LIBOR + 1.750%) 1.859%, 4/16/25	9,328	9,223
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26	14,069	14,069
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	235	240
See Notes to Financial Statements
38

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.869%, 3/2/27	$11,152	$11,058
		71,667

Manufacturing—0.8%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27	5,735	5,722
Backyard Acquireco, Inc. (3 month LIBOR + 4.000%) 4.750%, 11/2/27	7,825	7,835
Gardner Denver, Inc. Tranche A (1 month LIBOR + 2.750%) 2.859%, 3/1/27	769	767
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.750%) 3.500%, 3/31/27	12,469	12,427
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.859%, 3/1/27	7,059	6,962
NCR Corp. (3 month LIBOR + 2.500%) 2.720%, 8/28/26	7,897	7,798
Ozark Holdings LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/10/27	6,240	6,236
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 3.267%, 3/28/25	6,315	6,178
		53,925

	Par Value	Value

Media / Telecom - Broadcasting—0.3%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.360%, 8/24/26	$ 3,615	$ 2,467
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 2.615%, 9/18/26	10,956	10,865
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 2.360%, 1/3/24	6,734	6,683
		20,015

Media / Telecom - Cable/Wireless Video—0.6%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 1.870%, 2/1/27	9,332	9,280
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.356%, 7/17/25	4,367	4,302
2018 (1 month LIBOR + 2.250%) 2.356%, 1/15/26	7,183	7,076
2019 (1 month LIBOR + 2.500%) 2.606%, 4/15/27	3,926	3,875
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26	1,090	1,088
See Notes to Financial Statements
39

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Virgin Media Bristol LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 1/31/29(8)	$9,320	$ 9,295
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 2.606%, 4/30/28	3,145	3,111
		38,027

Media / Telecom - Diversified Media—0.3%
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 3.712%, 8/21/26	6,373	6,113
Newco Financing Partnership Tranche AV1 (1 month LIBOR + 3.500%) 3.606%, 1/31/29	6,055	6,035
UPC Financing Partnership Tranche AV (1 month LIBOR + 3.500%) 3.606%, 1/31/29	6,055	6,036
		18,184

Media / Telecom - Telecommunications—0.5%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.359%, 3/15/27	9,422	9,312
Consolidated Communications, Inc. (1 month LIBOR + 4.750%) 5.750%, 10/2/27	3,784	3,782
	Par Value	Value

Media / Telecom - Telecommunications—continued
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.859%, 3/1/27	$9,084	$ 8,959
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.109%, 3/9/27	7,982	7,912
		29,965

Retail—0.4%
Harbor Freight Tools USA, Inc. 2020 (1 month LIBOR + 3.000%) 3.750%, 10/19/27	9,047	9,031
Michaels Stores, Inc. 2020, Tranche B (1 month LIBOR + 3.500%) 4.250%, 10/1/27	9,104	9,090
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/12/28	6,040	6,026
		24,147

Service—1.3%
Adtalem Global Education, Inc. Tranche B, First Lien (3 month LIBOR + 4.500%) 0.000%, 2/14/28(8)	6,570	6,499
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28	5,660	5,636
See Notes to Financial Statements
40

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Service—continued
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 0.000%, 2/6/26(8)	$9,282	$ 9,224
GFL Environmental, Inc. 2020 (3 month LIBOR + 3.000%) 3.500%, 5/30/25	8,345	8,345
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24	8,200	8,028
Peraton Corp.
(3 month LIBOR + 3.750%) 0.000%, 2/1/28(8)	5,139	5,135
Tranche B, First Lien (3 month LIBOR + 3.750%) 4.500%, 2/1/28	2,920	2,917
Pike Corp. 2028 (3 month LIBOR + 3.000%) 3.130%, 1/21/28	9,253	9,215
PODS LLC (3 month LIBOR + 3.000%) 0.000%, 3/31/28(8)	7,825	7,782
TKC Holdings, Inc. First Lien (6 month LIBOR + 3.750%) 4.750%, 2/1/23	5,888	5,745
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 1.859%, 11/16/26	7,661	7,603
WEX, Inc. Tranche B, First Lien (3 month LIBOR + 2.250%) 0.000%, 3/20/28(8)	5,035	5,016
		81,145

	Par Value	Value

Transportation - Automotive—0.2%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 3.359%, 4/30/26	$ 6,722	$ 6,647
PAI Holdco, Inc. Tranche B (3 month LIBOR + 4.000%) 5.000%, 10/28/27	1,160	1,163
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.109%, 10/1/25	5,983	5,819
		13,629

Transportation - Land Transportation—0.1%
Genesee & Wyoming, Inc. (3 month LIBOR + 2.000%) 0.000%, 12/30/26(8)	9,770	9,731
Utility—0.8%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27	4,152	4,151
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25	13,976	13,847
Calpine Corp.
2019 (1 month LIBOR + 2.000%) 2.110%, 4/5/26	9,678	9,563
2020 (1 month LIBOR + 2.500%) 2.610%, 12/2/27	1,910	1,897
PG&E Corp. Tranche B (3 month LIBOR + 3.000%) 3.500%, 6/23/25	1,926	1,921
See Notes to Financial Statements
41

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Par Value	Value

Utility—continued
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 1.858%, 12/31/25	$16,833	$ 16,703
		48,082

Total Leveraged Loans (Identified Cost $839,924)		837,998

	Shares
Preferred Stocks—0.4%
Financials—0.3%
Bank of New York Mellon Corp. (The) Series E, 3.607%(5)	12,070 (10)	12,067
JPMorgan Chase & Co. Series Z, 4.005%(5)	3,985 (10)	3,993
JPMorgan Chase & Co. Series HH, 4.600%	4,159 (10)	4,206
		20,266

Industrials—0.1%
General Electric Co. Series D, 3.514%(5)	6,235 (10)	5,892
Total Preferred Stocks (Identified Cost $26,162)		26,158

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc. Class A(11)	48,842	88
Energy—0.0%
Frontera Energy Corp.	148,014	755
Total Common Stocks (Identified Cost $2,826)		843

	Shares	Value

Exchange-Traded Funds—0.7%
Invesco Senior Loan ETF(12)	963,563	$ 21,324
iShares iBoxx High Yield Corporate Bond ETF(2)(12)	278,883	24,313
Total Exchange-Traded Funds (Identified Cost $45,163)		45,637

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(7)(11)	98,789	108
Total Rights (Identified Cost $84)		108

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(7)	20,771	254
Total Warrant (Identified Cost $361)		254

Total Long-Term Investments—99.3% (Identified Cost $6,249,276)		6,319,019

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)(13)	36,512,199	36,512
Total Securities Lending Collateral (Identified Cost $36,512)		36,512
See Notes to Financial Statements
42

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
Value

TOTAL INVESTMENTS—99.9% (Identified Cost $6,285,788)	$6,355,531
Other assets and liabilities, net—0.1%	6,039
NET ASSETS—100.0%	$6,361,570

Abbreviations:
ABS	Asset-Backed Securities
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
WaMu	Washington Mutual

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to a value of $4,062,922 or 63.9% of net assets.
(2)	All or a portion of security is on loan.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Regulation S security. Security is offered and sold outside of the United States; it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of March 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Represents unfunded portion of security and commitment fee earned on this portion.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings†
United States	89%
Canada	2
Indonesia	1
Mexico	1
Netherlands	1
United Kingdom	1
Saudi Arabia	1
Other	4
Total	100%
† % of total investments as of March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
43

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$1,514,614	$ —	$1,514,614	$ —
Corporate Bonds and Notes	1,869,704	—	1,869,704	— (1)
Foreign Government Securities	252,306	—	252,306	—
Leveraged Loans	837,998	—	828,180	9,818 (1)
Mortgage-Backed Securities	1,715,797	—	1,662,250	53,547
Municipal Bond	4,675	—	4,675	—
U.S. Government Securities	50,925	—	50,925	—
Equity Securities:
Preferred Stocks	26,158	—	26,158	—
Common Stocks	843	843	—	—
Rights	108	—	—	108
Warrant	254	—	—	254
Securities Lending Collateral	36,512	36,512	—	—
Exchange-Traded Funds	45,637	45,637	—	—
Total Investments	$6,355,531	$82,992	$6,208,812	$63,727

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $6,963 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements
44

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Mortgage-Backed Securities	Right	Warrant
Investments in Securities
Balance as of September 30, 2020:	$ 166	$ 2(a)	$ —(a)	$ —	$ —	$ 164
Accrued discount/(premium)	— (b)	—	— (b)	— (b)	—	—
Realized gain (loss)	(4,672)	(4,672)	—	—	—	—
Change in unrealized appreciation (depreciation)(c)	4,775	4,670	(10)	25	—	90
Purchases	56,495	—	2,973	53,522	—	—
Transfers into Level 3(d)	6,963	—	6,855	—	108	—
Balance as of March 31, 2021	$ 63,727	$ —(a)	$ 9,818(a)	$ 53,547	$ 108	$ 254
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500.
(c) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2021, was $105.
(d) “Transfers into and/or from” represent the ending value as of March 31, 2021, for any investment security where a change in the pricing level occurred from the beginning to the end of the period
See Notes to Financial Statements
45

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)(2)	$ 6,355,531
Cash	192,526
Receivables
Investment securities sold	54,276
Fund shares sold	16,804
Dividends and interest	28,397
Securities lending income	57
Prepaid Trustees’ retainer	56
Prepaid expenses	138
Other assets	567
Total assets	6,648,352
Liabilities
Payables
Fund shares repurchased	9,086
Investment securities purchased	234,403
Collateral on securities loaned	36,512
Dividend distributions	1,484
Investment advisory fees	2,534
Distribution and service fees	418
Administration and accounting fees	506
Transfer agent and sub-transfer agent fees and expenses	1,070
Professional fees	35
Trustee deferred compensation plan	567
Interest expense and/or commitment fees	11
Other accrued expenses	156
Total liabilities	286,782
Net Assets	$ 6,361,570
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 6,471,158
Accumulated earnings (loss)	(109,588)
Net Assets	$ 6,361,570
Net Assets:
Class A	$ 954,050
Class C	$ 322,697
Class C1	$ 77,297
Class I	$ 4,977,880
Class R6	$ 29,646
See Notes to Financial Statements
46

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	200,516,616
Class C	66,875,059
Class C1	16,056,922
Class I	1,044,556,409
Class R6	6,211,310
Net Asset Value and Redemption Price Per Share:*
Class A	$ 4.76
Class C	$ 4.83
Class C1	$ 4.81
Class I	$ 4.77
Class R6	$ 4.77
Maximum Offering Price per Share (NAV/(1-2.25%**)):
Class A	$ 4.87
(1) Investment in securities at cost	$ 6,285,788
(2) Market value of securities on loan	$ 35,607

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
**	Maximum sales charge.
See Notes to Financial Statements
47

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2021
($ reported in thousands)
Investment Income
Dividends	$ 1,686
Interest	95,008
Securities lending, net of fees	122
Total investment income	96,816
Expenses
Investment advisory fees	14,523
Distribution and service fees, Class A	1,103
Distribution and service fees, Class C	993
Distribution and service fees, Class C1	528
Administration and accounting fees	3,085
Transfer agent fees and expenses	1,306
Sub-transfer agent fees and expenses, Class A	287
Sub-transfer agent fees and expenses, Class C	132
Sub-transfer agent fees and expenses, Class C1	34
Sub-transfer agent fees and expenses, Class I	1,625
Custodian fees	5
Printing fees and expenses	179
Professional fees	52
Interest expense and/or commitment fees	17
Registration fees	95
Trustees’ fees and expenses	243
Miscellaneous expenses	201
Total expenses	24,408
Less net expenses reimbursed and/or waived by investment adviser(1)	(11)
Less low balance account fees	(1)
Net expenses	24,396
Net investment income (loss)	72,420
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	17,418
Foreign currency transactions	(2,237)
Net change in unrealized appreciation (depreciation) on:
Investments	22,721
Foreign currency transactions	(1)
Net realized and unrealized gain (loss) on investments	37,901
Net increase (decrease) in net assets resulting from operations	$110,321

(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
48

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
(reported in thousands)
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 72,420	$ 165,470
Net realized gain (loss)	15,181	(12,627)
Net change in unrealized appreciation (depreciation)	22,720	6,679
Increase (decrease) in net assets resulting from operations	110,321	159,522
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(9,773)	(21,578)
Class C	(3,852)	(11,346)
Class C1	(764)	(3,010)
Class I	(57,859)	(127,738)
Class R6	(299)	(320)
Return of Capital:
Class A	—	(2,308)
Class C	—	(1,356)
Class C1	—	(455)
Class I	—	(12,460)
Class R6	—	(30)
Total dividends and distributions to shareholders	(72,547)	(180,601)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (43,012 and 45,831 shares, respectively)	205,212	214,777
Class C (—(1) and 3 shares, respectively)	— (2)	15
Class C1 (2,597 and 4,727 shares, respectively)	12,538	22,398
Class I (195,496 and 328,899 shares, respectively)	934,882	1,539,304
Class R6 (4,479 and 2,223 shares, respectively)	21,386	10,419
Reinvestment of distributions:
Class A (1,755 and 4,513 shares, respectively)	8,361	21,038
Class C (792 and 2,666 shares, respectively)	3,830	12,596
Class C1 (138 and 487 shares, respectively)	665	2,295
Class I (10,552 and 26,392 shares, respectively)	50,395	123,234
Class R6 (51 and 49 shares, respectively)	244	231
Shares repurchased and cross class conversions:
Class A ((25,581) and (59,515) shares, respectively)	(122,025)	(276,484)
Class C ((24,301) and (32,673) shares, respectively)	(117,592)	(154,019)
Class C1 ((10,668) and (22,152) shares, respectively)	(51,443)	(104,849)
Class I ((120,417) and (390,608) shares, respectively)	(575,504)	(1,799,312)
Class R6 ((716) and (1,232) shares, respectively)	(3,431)	(5,763)
Increase (decrease) in net assets from capital transactions	367,518	(394,120)
Net increase (decrease) in net assets	405,292	(415,199)
Net Assets
Beginning of period	5,956,278	6,371,477
End of Period	$ 6,361,570	$ 5,956,278

(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
See Notes to Financial Statements
49

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Total Distributions

Class A
10/1/20 to 3/31/21(6)	$4.73	0.05	0.03	0.08	(0.05)	—	(0.05)
10/1/19 to 9/30/20	4.72	0.12	0.02	0.14	(0.12)	(0.01)	(0.13)
10/1/18 to 9/30/19	4.65	0.14	0.07	0.21	(0.12)	(0.02)	(0.14)
10/1/17 to 9/30/18	4.78	0.14	(0.14)	—	(0.12)	(0.01)	(0.13)
10/1/16 to 9/30/17	4.78	0.14	—	0.14	(0.14)	—	(0.14)
10/1/15 to 9/30/16	4.69	0.15	0.08	0.23	(0.14)	—	(0.14)
Class C
10/1/20 to 3/31/21(6)	$4.79	0.05	0.04	0.09	(0.05)	—	(0.05)
10/1/19 to 9/30/20	4.78	0.11	0.02	0.13	(0.11)	(0.01)	(0.12)
10/1/18 to 9/30/19	4.71	0.13	0.07	0.20	(0.11)	(0.02)	(0.13)
10/1/17 to 9/30/18	4.84	0.13	(0.14)	(0.01)	(0.11)	(0.01)	(0.12)
10/1/16 to 9/30/17	4.84	0.13	—	0.13	(0.13)	—	(0.13)
10/1/15 to 9/30/16	4.75	0.14	0.07	0.21	(0.12)	—	(0.12)
Class C1
10/1/20 to 3/31/21(6)	$4.78	0.04	0.02	0.06	(0.03)	—	(0.03)
10/1/19 to 9/30/20	4.77	0.09	0.02	0.11	(0.09)	(0.01)	(0.10)
10/1/18 to 9/30/19	4.70	0.11	0.07	0.18	(0.09)	(0.02)	(0.11)
10/1/17 to 9/30/18	4.83	0.10	(0.13)	(0.03)	(0.09)	(0.01)	(0.10)
10/1/16 to 9/30/17	4.83	0.11	—	0.11	(0.11)	—	(0.11)
10/1/15 to 9/30/16	4.73	0.12	0.08	0.20	(0.10)	—	(0.10)
Class I
10/1/20 to 3/31/21(6)	$4.73	0.06	0.04	0.10	(0.06)	—	(0.06)
10/1/19 to 9/30/20	4.72	0.13	0.02	0.15	(0.13)	(0.01)	(0.14)
10/1/18 to 9/30/19	4.66	0.15	0.06	0.21	(0.13)	(0.02)	(0.15)
10/1/17 to 9/30/18	4.79	0.15	(0.14)	0.01	(0.13)	(0.01)	(0.14)
10/1/16 to 9/30/17	4.78	0.16	0.01	0.17	(0.16)	—	(0.16)
10/1/15 to 9/30/16	4.69	0.16	0.08	0.24	(0.15)	—	(0.15)
Class R6
10/1/20 to 3/31/21(6)	$4.74	0.06	0.03	0.09	(0.06)	—	(0.06)
10/1/19 to 9/30/20	4.72	0.14	0.03	0.17	(0.14)	(0.01)	(0.15)
10/1/18 to 9/30/19	4.65	0.16	0.07	0.23	(0.14)	(0.02)	(0.16)
10/1/17 to 9/30/18	4.78	0.15	(0.13)	0.02	(0.14)	(0.01)	(0.15)
11/3/16 (11) to 9/30/17	4.76	0.15	0.02	0.17	(0.15)	—	(0.15)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
50

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

0.03	$4.76	1.75%	$ 954,050	0.96% (7)	0.96%	2.20%	34%
0.01	4.73	3.10	857,107	0.98 (7)	0.98	2.58	70
0.07	4.72	4.62	898,392	0.97 (7)	0.98	3.01	58
(0.13)	4.65	0.05	711,425	0.97 (7)	0.98	2.88	55
—	4.78	3.07 (8)	925,677	1.00 (7)(8)	1.01	3.04 (8)	69
0.09	4.78	4.90	1,307,484	1.00 (7)(9)	1.01	3.19	53

0.04	$4.83	1.81%	$ 322,697	1.21% (7)	1.21%	1.96%	34%
0.01	4.79	2.81	433,279	1.21 (7)	1.21	2.35	70
0.07	4.78	4.31	575,524	1.21 (7)	1.21	2.78	58
(0.13)	4.71	(0.18)	1,039,109	1.20 (7)	1.21	2.66	55
—	4.84	2.78 (8)	1,266,378	1.25 (7)(8)	1.25	2.80 (8)	69
0.09	4.84	4.58	1,321,202	1.25 (7)(9)	1.26	2.94	53

0.03	$4.81	1.35%	$ 77,297	1.71% (7)	1.71%	1.46%	34%
0.01	4.78	2.31	114,699	1.71 (7)	1.71	1.85	70
0.07	4.77	3.80	195,185	1.71 (7)	1.72	2.28	58
(0.13)	4.70	(0.68)	304,444	1.70 (7)	1.71	2.16	55
—	4.83	2.28 (8)	377,835	1.75 (7)(8)	1.75	2.30 (8)	69
0.10	4.83	4.29	489,924	1.75 (7)(9)	1.76	2.44	53

0.04	$4.77	2.09%	$4,977,880	0.71% (7)	0.71%	2.45%	34%
0.01	4.73	3.36	4,539,835	0.72 (7)	0.72	2.83	70
0.06	4.72	4.66	4,695,968	0.72 (7)	0.72	3.26	58
(0.13)	4.66	0.32	4,981,559	0.71 (7)	0.71	3.16	55
0.01	4.79	3.54 (8)	4,811,684	0.75 (7)(8)	0.76	3.30 (8)	69
0.09	4.78	5.16	4,033,610	0.75 (7)(9)	0.76	3.44	53

0.03	$4.77	1.91%	$ 29,646	0.55%	0.64%	2.60%	34%
0.02	4.74	3.65	11,358	0.55	0.65	2.99	70
0.07	4.72	4.96	6,408	0.55	0.65	3.42	58
(0.13)	4.65	0.38	3,161	0.59 (10)	0.65	3.29	55
0.02	4.78	3.54 (8)	2,533	0.70 (8)	0.71	3.05 (8)	69 (12)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
51

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The share class is currently under its expense limitation.
(8)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) by 0.01%. Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return by 0.01%.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(11)	Inception date.
(12)	Portfolio turnover is representative of the Fund for the entire period.
See Notes to Financial Statements
52

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2021
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 20 funds of the Trust are offered for sale, of which the Newfleet Multi-Sector Short Term Bond Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of providing high current income while attempting to limit changes in the Fund’s net asset value per share caused by interest rate changes. There is no guarantee that the Fund will achieve its objective.
The Fund offers Class A shares, Class C shares, Class C1 shares, Class I shares, and Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 2.25% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Fund is 12 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are sold without a sales charge. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares following a required holding period, which as of March 1, 2021, was eight years. Class C1 shares are sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C1 shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C1 shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC. Effective April 30, 2019, Class C shares of the Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through reinvestment transactions. Shareholders who own Class C shares of the Fund may continue to hold such shares until they convert to Class A shares under the existing conversion schedule, as described in the Fund’s prospectus, or may exchange them for Class C shares of another Virtus Mutual Fund as permitted by existing exchange privileges. All other Class C share characteristics, including 12b-1 Plan fees, shareholder service fees, and conversion features are unchanged.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors
53

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Less low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
54

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
55

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2021, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2017 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
56

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and forward commitment securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms
57

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
As of March 31, 2021, the Fund had unfunded loan commitments:

Borrower	Unfunded Loan Commitment
Hillman Group, Inc. (The) (3 month LIBOR + 2.750%) 0.000%, 2/24/28	$485
I.	Securities Lending
Effective October 1, 2020, the Fund may resume loaning securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
58

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
At March 31, 2021, the securities loaned were subject to a MSLA on a net payment basis as follows:

Counterparty	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
BNYM	$ 35,607	$ 35,607	$ —
(1)	Collateral received in excess of the market value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion through $10 Billion	Over $10 Billion
0.55%	0.50%	0.45%	0.425%
B.	Subadviser
Newfleet Asset Management, LLC (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit the Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following percentages of the Fund’s average net asset values through February 1, 2022. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Class A	Class C	Class C1	Class I	Class R6
1.10%*	1.35%*	1.85%*	0.85%*	0.55%
* Share class is currently below its expense cap.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in
59

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
	2021	2022	2023	2024	Total
Class R6	$ 2	$ 5	$ 11	$ 11	$ 29

E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2021, it retained net commissions of $11 for Class A shares, and CDSC of $22, $—* and $8 for Class A shares, Class C shares, and Class C1 shares, respectively.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares, 0.50% for Class C shares, and 1.00% for Class C1 shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
* Amount is less than $500.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended March 31, 2021, the Fund incurred administration fees totaling $2,840 which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2021, the Fund incurred transfer agent fees totaling $1,290 which are included in the Statement of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
60

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
G.	Investments in Affiliates
The Fund is permitted to purchase assets from or sell assets to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended March 31, 2021, the Fund did not engage in Rule 17a-7 of the 1940 Act transactions.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at March 31, 2021.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2021, were as follows:
Purchases	Sales
$2,294,830	$1,866,569
Purchases and sales of long-term U.S. Government and agency securities during the period ended March 31, 2021, were as follows:
Purchases	Sales
$123,820	$223,605
Note 5. 10% Shareholders
As of March 31, 2021, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts*
46%	3
*	The shareholders are not affiliated with Virtus.
61

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Note 6. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Fund. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 7.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
62

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Note 8. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At March 31, 2021, the Fund did not hold any securities that were restricted.
Note 9. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 10, 2022. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended March 31, 2021, are included in the “Interest expense and/or commitment fees” line on the Statement of Operations. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Fund had no borrowings at any time during the period ended March 31, 2021.
Note 10. Federal Income Tax Information
($ reported in thousands)
At March 31, 2021, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,287,074	$ 119,912	$ (51,455)	$ 68,457
The Fund has capital loss carryovers available to offset future realized gains. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended September 30, 2020, the Fund’s capital loss carryovers were as follows:

Short-Term	Long-Term
$70,491	$114,199
63

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2020, the Fund deferred and recognized qualified late year losses as follows:
Capital Loss Deferred	Capital Loss Recognized
$ 5,933	$ (44,562)
Note 11. Regulatory Matters and Litigation
From time to time, the Trust, the Fund, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 12. Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
64

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Newfleet Asset Management, LLC (the “Subadviser”) with respect to Virtus Newfleet Multi-Sector Short Term Bond Fund (the “Fund”). At virtual meetings held on November 3, 2020, and November 16-18, 2020 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VIA and the Subadviser; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
65

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s summary and statutory prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
66

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and its portfolio composition, as well as the Subadviser’s investment strategies. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2020.
The Board noted that the Fund outperformed the median of its Performance Universe for the 5- and 10-year periods and underperformed the median of its Performance Universe for the 1- and 3-year periods. The Board also noted that the Fund outperformed its benchmark for the 10-year period and underperformed its benchmark for the 1-, 3- and 5-year periods.
The Board also considered management’s discussion about the reasons for the Fund’s underperformance relative to its peer group and benchmark. After reviewing these and related factors, the Board concluded that the Fund’s overall performance, reasons discussed for underperformance, and/or actions taken to address the underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee included advisory fees. The Board also noted that the Fund had expense caps in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fee was paid by VIA out of its advisory fees rather than paid
67

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses and economies of scale. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
The Board considered that the Fund’s net management fee and net total expenses were each in the fifth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that expense caps were in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board also noted that VIA had agreed to implement an extension of the
68

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Fund’s expense cap through January 31, 2022. The Board then concluded that no changes to the advisory fee structure of the Fund with respect to economies of scale were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.
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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
R. Keith Walton
Brian T. Zino
Advisory Board Members
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8024	05-21

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2021
Virtus Vontobel Emerging Markets Opportunities Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Vontobel Emerging Markets Opportunities Fund
(“Vontobel Emerging Markets Opportunities Fund”)
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Vontobel Emerging Markets Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2021.
Monetary support and fiscal stimulus drove strong returns for global markets during the period as optimism about vaccinations increased and economic indicators improved. For the six months, U.S. small-cap stocks, which gained 48.06% as measured by the Russell 2000® Index, strongly outperformed large-capitalization stocks, which returned 19.07%, as measured by the S&P 500® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), returned 20.08%, and emerging markets, as measured by the MSCI Emerging Markets Index (net), gained 22.43%.
In fixed income markets, the yield on the 10-year Treasury rose sharply to 1.74% on March 31, 2021, from 0.69% on September 30, 2020, based on inflation fears. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, was down 2.73% for the six-month period, but non-investment grade bonds, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, were up 7.36%.
On behalf of the Virtus Funds and our investment managers, I thank you for entrusting us with your assets. To learn more about the other investment strategies we offer, please visit Virtus.com. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2021
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.
1

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Vontobel Emerging Markets Opportunities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,194.30	1.56%	$ 8.53
Class C	1,000.00	1,191.10	2.24	12.24
Class I	1,000.00	1,197.00	1.25	6.85
Class R6	1,000.00	1,198.70	0.98	5.37

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
2

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2020 TO March 31, 2021
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,017.15	1.56%	$ 7.85
Class C	1,000.00	1,013.76	2.24	11.25
Class I	1,000.00	1,018.70	1.25	6.29
Class R6	1,000.00	1,020.04	0.98	4.94

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
KEY INVESTMENT TERMS (Unaudited)
March 31, 2021
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
4

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2021
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
5

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
($ reported in thousands)
Asset Allocation
The following table presents the asset allocation within certain sectors as a percentage of total investments as of March 31, 2021.
Information Technology	30%
Consumer Staples	18
Consumer Discretionary	17
Communication Services	15
Financials	15
Industrials	3
Utilities	2
Total	100%
	Shares	Value
Common Stocks—98.6%
Communication Services—14.8%
Autohome, Inc. ADR (China)	754,978	$ 70,417
NAVER Corp. (South Korea)	468,209	155,966
NCSoft Corp. (South Korea)	47,894	36,944
NetEase, Inc. (China)	5,060,913	102,988
NetEase, Inc. ADR (China)	670,537	69,240
Telekom Indonesia Persero Tbk PT (Indonesia)	481,259,740	113,315
Tencent Holdings Ltd. (China)	5,032,118	394,848
		943,718

Consumer Discretionary—16.3%
Alibaba Group Holding Ltd. (China)(1)	7,458,060	211,056
Baozun, Inc. Sponsored ADR (China)(1)	1,041,923	39,739
China Tourism Group Duty Free Corp. Ltd. Class A (China)	1,430,575	66,800
Eicher Motors Ltd. (India)	1,699,958	60,544
	Shares	Value

Consumer Discretionary—continued
Lojas Renner S.A. (Brazil)	17,817,102	$ 134,563
Meituan Class B (China)(1)	744,326	28,551
Naspers Ltd. Class N (South Africa)	766,559	183,419
Shenzhou International Group Holdings Ltd. (China)	1,752,542	36,317
Yum China Holdings, Inc. (China)	2,567,963	152,049
Yum China Holdings, Inc. (China)	2,104,726	122,914
		1,035,952

Consumer Staples—18.2%
Ambev S.A. ADR (Brazil)	8,957,814	24,544
Anheuser-Busch InBev NV (Belgium)	1,013,913	63,910
Budweiser Brewing Co. APAC Ltd. (Hong Kong)	48,239,699	143,960
Chacha Food Co. Ltd. Class A (China)	9,058,591	67,729
CP ALL PCL (Thailand)(1)	55,928,372	123,937

See Notes to Financial Statements
6

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Shares	Value

Consumer Staples—continued
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	1,168,773	$ 88,044
Foshan Haitian Flavouring & Food Co. Ltd. Class A (China)	1,211,848	29,543
Heineken NV (Netherlands)	908,396	93,339
LG Household & Health Care Ltd. (South Korea)	60,224	83,545
Toly Bread Co., Ltd. (China)	8,623,461	62,910
Unilever plc (United Kingdom)	1,506,803	84,075
Vietnam Dairy Products JSC (Vietnam)	6,780,442	28,914
Vitasoy International Holdings Ltd. (Hong Kong)	9,477,109	36,450
Wal-Mart de Mexico SAB de C.V. (Mexico)	27,435,870	86,645
Wuliangye Yibin Co., Ltd. Class A (China)	3,354,592	137,142
		1,154,687

Financials—14.2%
B3 SA - Brasil Bolsa Balcao (Brazil)	4,739,835	46,037
Bank Central Asia Tbk PT (Indonesia)	47,759,939	102,178
Bank Rakyat Persero Tbk PT (Indonesia)(1)	383,279,453	116,105
HDFC Bank Ltd. (India)(1)	3,382,214	69,096
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	861,781	50,704
Housing Development Finance Corp., Ltd. (India)	4,008,551	136,962
Kotak Mahindra Bank Ltd. (India)(1)	4,127,876	98,972
	Shares	Value

Financials—continued
Public Bank Bhd (Malaysia)	89,860,708	$ 91,020
United Overseas Bank Ltd. (Singapore)	7,835,221	150,449
XP, Inc. Class A (Brazil)(1)	1,175,772	44,291
		905,814

Health Care—0.4%
Notre Dame Intermedica Participacoes SA (Brazil)	1,770,365	26,074
Industrials—3.2%
Airports of Thailand PCL (Thailand)	26,283,353	58,034
BOC Aviation Ltd. (Singapore)	2,742,155	26,560
MTR Corp., Ltd. (Hong Kong)	9,577,044	54,266
Shanghai M&G Stationery, Inc. Class A (China)	2,143,713	27,932
Techtronic Industries Co., Ltd. (Hong Kong)	2,079,364	35,574
		202,366

Information Technology—29.6%
HCL Technologies Ltd. (India)	15,877,321	213,392
Hundsun Technologies, Inc. (China)	6,413,513	82,187
Largan Precision Co., Ltd. (Taiwan)	528,495	59,456
Realtek Semiconductor Corp. (Taiwan)	3,630,387	62,854
Samsung Electronics Co., Ltd. (South Korea)	2,735,753	196,766
SK Hynix, Inc. (South Korea)	3,061,197	358,391
See Notes to Financial Statements
7

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
($ reported in thousands)
	Shares	Value

Information Technology—continued
Sunny Optical Technology Group Co., Ltd. (China)	2,473,797	$ 56,387
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	21,474,555	441,789
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	597,801	70,708
Tata Consultancy Services Ltd. (India)	4,916,227	213,681
Win Semiconductors Corp. (Taiwan)	8,978,945	123,042
		1,878,653

Utilities—1.9%
ENN Energy Holdings Ltd. (China)	7,487,698	120,106
Total Common Stocks (Identified Cost $4,839,035)		6,267,370

Total Long-Term Investments—98.6% (Identified Cost $4,839,035)		6,267,370
Value

TOTAL INVESTMENTS—98.6% (Identified Cost $4,839,035)	$6,267,370
Other assets and liabilities, net—1.4%	88,057
NET ASSETS—100.0%	$6,355,427
Abbreviations:
ADR	American Depositary Receipt
JSC	Joint Stock Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
China	30%
South Korea	13
India	13
Taiwan	12
Indonesia	6
Hong Kong	6
Brazil	4
Other	16
Total	100%
† % of total investments as of March 31, 2021.
The following table summarizes the market value of the Fund’s investments as of March 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,267,370	$6,267,370
Total Investments	$6,267,370	$6,267,370
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2021.
There were no transfers into or out of Level 3 related to securities held at March 31, 2021.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
8

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)	$ 6,267,370
Foreign currency at value(2)	7,748
Cash	105,687
Receivables
Investment securities sold	23,986
Fund shares sold	7,748
Dividends	10,300
Tax reclaims	2,723
Prepaid Trustees’ retainer	73
Prepaid expenses	113
Other assets	592
Total assets	6,426,340
Liabilities
Payables
Fund shares repurchased	3,838
Investment securities purchased	29,338
Foreign capital gains tax	28,780
Investment advisory fees	5,325
Distribution and service fees	172
Administration and accounting fees	537
Transfer agent and sub-transfer agent fees and expenses	1,911
Professional fees	49
Trustee deferred compensation plan	592
Interest expense and/or commitment fees	11
Other accrued expenses	360
Total liabilities	70,913
Net Assets	$ 6,355,427
Net Assets Consist of:
Common stock $0.001 par value	$ 470
Capital paid in on shares of beneficial interest	4,726,468
Accumulated earnings (loss)	1,628,489
Net Assets	$ 6,355,427
Net Assets:
Class A	$ 420,111
Class C	$ 89,587
Class I	$ 5,606,901
Class R6	$ 238,828
See Notes to Financial Statements
9

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2021
(Reported in thousands except shares and per share amounts)
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	32,074,249
Class C	7,084,118
Class I	413,332,265
Class R6	17,553,182
Net Asset Value and Redemption Price Per Share:*
Class A	$ 13.10
Class C	$ 12.65
Class I	$ 13.57
Class R6	$ 13.61
Maximum Offering Price per Share (NAV/(1-5.50%**)):
Class A	$ 13.86
(1) Investment in securities at cost	$ 4,839,035
(2) Foreign currency at cost	$ 7,766

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
**	Maximum sales charge.
See Notes to Financial Statements
10

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2021
($ reported in thousands)
Investment Income
Dividends	$ 31,706
Securities lending, net of fees	32
Foreign taxes withheld	(3,856)
Total investment income	27,882
Expenses
Investment advisory fees	30,840
Distribution and service fees, Class A	505
Distribution and service fees, Class C	528
Administration and accounting fees	3,253
Transfer agent fees and expenses	1,384
Sub-transfer agent fees and expenses, Class A	347
Sub-transfer agent fees and expenses, Class C	54
Sub-transfer agent fees and expenses, Class I	3,162
Custodian fees	159
Printing fees and expenses	227
Professional fees	69
Interest expense and/or commitment fees	17
Registration fees	69
Trustees’ fees and expenses	243
Miscellaneous expenses	324
Total expenses	41,181
Less net expenses reimbursed and/or waived by investment adviser(1)	(177)
Less low balance account fees	— (2)
Net expenses	41,004
Net investment income (loss)	(13,122)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	638,347
Foreign currency transactions	(1,510)
Foreign capital gains tax	(1,167)
Net change in unrealized appreciation (depreciation) on:
Investments	502,623
Foreign currency transactions	(212)
Foreign capital gains tax	(8,579)
Net realized and unrealized gain (loss) on investments	1,129,502
Net increase (decrease) in net assets resulting from operations	$1,116,380

(1)	See Note 3D in Notes to Financial Statements.
(2)	Amount is less than $500.
See Notes to Financial Statements
11

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
(reported in thousands)
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (13,122)	$ 21,845
Net realized gain (loss)	635,670	(151,418)
Net change in unrealized appreciation (depreciation)	493,832	342,789
Increase (decrease) in net assets resulting from operations	1,116,380	213,216
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,489)	(8,478)
Class C	—	(1,441)
Class I	(35,907)	(133,209)
Class R6	(1,604)	(2,708)
Total dividends and distributions to shareholders	(39,000)	(145,836)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (5,257 and 9,057 shares, respectively)	68,366	93,018
Class C (463 and 420 shares, respectively)	5,992	4,358
Class I (35,482 and 100,907 shares, respectively)	479,328	1,037,831
Class R6 (2,821 and 10,515 shares, respectively)	38,135	114,095
Reinvestment of distributions:
Class A (96 and 623 shares, respectively)	1,203	6,968
Class C (— and 123 shares, respectively)	—	1,335
Class I (2,444 and 9,993 shares, respectively)	31,633	115,621
Class R6 (98 and 191 shares, respectively)	1,270	2,205
Shares repurchased and cross class conversions:
Class A ((6,810) and (21,189) shares, respectively)	(86,213)	(211,952)
Class C ((2,712) and (4,422) shares, respectively)	(34,223)	(43,221)
Class I ((78,423) and (221,600) shares, respectively)	(1,036,803)	(2,260,192)
Class R6 ((2,890) and (4,043) shares, respectively)	(38,011)	(43,156)
Increase (decrease) in net assets from capital transactions	(569,323)	(1,183,090)
Net increase (decrease) in net assets	508,057	(1,115,710)
Net Assets
Beginning of period	5,847,370	6,963,080
End of Period	$ 6,355,427	$ 5,847,370
See Notes to Financial Statements
12

THIS PAGE INTENTIONALLY BLANK.

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions

Class A
10/1/20 to 3/31/21(6)	$11.01	(0.04)	2.18	2.14	(0.05)	—	(0.05)
10/1/19 to 9/30/20	10.65	0.01	0.55	0.56	(0.16)	(0.04)	(0.20)
10/1/18 to 9/30/19	10.44	0.12	0.42	0.54	(0.06)	(0.27)	(0.33)
10/1/17 to 9/30/18	11.11	0.06	(0.71)	(0.65)	(0.02)	—	(0.02)
10/1/16 to 9/30/17	9.90	0.05	1.21	1.26	(0.05)	—	(0.05)
1/1/16 to 9/30/16(7)	8.68	0.03	1.19	1.22	—	—	—
1/1/15 to 12/31/15	9.58	0.07	(0.91)	(0.84)	(0.06)	—	(0.06)
Class C
10/1/20 to 3/31/21(6)	$10.62	(0.09)	2.12	2.03	—	—	—
10/1/19 to 9/30/20	10.27	(0.06)	0.52	0.46	(0.07)	(0.04)	(0.11)
10/1/18 to 9/30/19	10.08	0.04	0.42	0.46	—	(0.27)	(0.27)
10/1/17 to 9/30/18	10.77	(0.01)	(0.68)	(0.69)	—	—	—
10/1/16 to 9/30/17	9.63	(0.03)	1.17	1.14	—	—	—
1/1/16 to 9/30/16(7)	8.49	(0.02)	1.16	1.14	—	—	—
1/1/15 to 12/31/15	9.37	—	(0.88)	(0.88)	—	—	—
Class I
10/1/20 to 3/31/21(6)	$11.41	(0.03)	2.27	2.24	(0.08)	—	(0.08)
10/1/19 to 9/30/20	11.03	0.04	0.58	0.62	(0.20)	(0.04)	(0.24)
10/1/18 to 9/30/19	10.82	0.17	0.42	0.59	(0.11)	(0.27)	(0.38)
10/1/17 to 9/30/18	11.49	0.11	(0.73)	(0.62)	(0.05)	—	(0.05)
10/1/16 to 9/30/17	10.24	0.07	1.26	1.33	(0.08)	—	(0.08)
1/1/16 to 9/30/16(7)	8.96	0.04	1.24	1.28	—	—	—
1/1/15 to 12/31/15	9.89	0.10	(0.95)	(0.85)	(0.08)	—	(0.08)
Class R6
10/1/20 to 3/31/21(6)	$11.44	(0.01)	2.28	2.27	(0.10)	—	(0.10)
10/1/19 to 9/30/20	11.04	0.06	0.59	0.65	(0.21)	(0.04)	(0.25)
10/1/18 to 9/30/19	10.82	0.19	0.42	0.61	(0.12)	(0.27)	(0.39)
10/1/17 to 9/30/18	11.48	0.12	(0.73)	(0.61)	(0.05)	—	(0.05)
10/1/16 to 9/30/17	10.25	0.10	1.23	1.33	(0.10)	—	(0.10)
1/1/16 to 9/30/16(7)	8.96	0.05	1.24	1.29	—	—	—
1/1/15 to 12/31/15	9.89	0.08	(0.91)	(0.83)	(0.10)	—	(0.10)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
14

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

2.09	$13.10	19.43%	$ 420,111	1.56%	1.56%	(0.69) %	27%
0.36	11.01	5.22	369,053	1.57	1.57	0.07	55
0.21	10.65	5.64	479,456	1.57	1.57	1.20	30
(0.67)	10.44	(5.83)	550,117	1.58	1.58	0.54	38
1.21	11.11	12.81	706,974	1.60	1.61	0.46	27
1.22	9.90	14.06	1,082,242	1.59 (8)	1.60	0.40	25
(0.90)	8.68	(8.77)	745,947	1.56	1.56	0.73	27

2.03	$12.65	19.11%	$ 89,587	2.24%	2.24%	(1.39) %	27%
0.35	10.62	4.49	99,139	2.25	2.25	(0.61)	55
0.19	10.27	4.93	135,668	2.25	2.25	0.41	30
(0.69)	10.08	(6.41)	182,813	2.25	2.25	(0.12)	38
1.14	10.77	11.84	214,738	2.34	2.35	(0.30)	27
1.14	9.63	13.56	222,221	2.34 (8)	2.35	(0.31)	25
(0.88)	8.49	(9.50)	223,303	2.31	2.31	(0.01)	27

2.16	$13.57	19.70%	$5,606,901	1.25%	1.25%	(0.38) %	27%
0.38	11.41	5.57	5,178,655	1.26	1.26	0.38	55
0.21	11.03	5.91	6,228,010	1.25	1.25	1.56	30
(0.67)	10.82	(5.46)	6,434,732	1.23	1.23	0.91	38
1.25	11.49	13.10	7,198,678	1.33	1.34	0.72	27
1.28	10.24	14.29	6,214,272	1.33 (8)	1.34	0.64	25
(0.93)	8.96	(8.55)	8,726,303	1.31	1.32	0.99	27

2.17	$13.61	19.87%	$ 238,828	0.98%	1.14%	(0.12) %	27%
0.40	11.44	5.86	200,523	0.98	1.15	0.59	55
0.22	11.04	6.11	119,946	1.03 (9)	1.13	1.80	30
(0.66)	10.82	(5.34)	125,809	1.15	1.15	1.01	38
1.23	11.48	13.15	126,422	1.20	1.21	0.92	27
1.29	10.25	14.40	45,197	1.21 (8)	1.22	0.72	25
(0.93)	8.96	(8.44)	34,379	1.21	1.21	0.90	27

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
15

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The Fund changed its fiscal year end to September 30 during the period.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
See Notes to Financial Statements
16

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2021
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 20 funds of the Trust are offered for sale, of which the Vontobel Emerging Markets Opportunities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will achieve its objective.
The Fund offers Class A shares, Class C shares, Class I shares, and Class R6 shares.
Effective February 1, 2021, Class A shares are sold with a front-end sales charge of up to 5.50% with some exceptions. Prior to February 1, 2021, Class A shares were sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments,
17

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Less low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
18

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis,
19

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2021, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2017 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
Effective October 1, 2020, the Fund may resume loaning securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon
20

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
(“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2021, the Fund did not loan securities.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion
1.00%	0.95%
B.	Subadviser
Vontobel Asset Management, Inc. (the “Subadviser”) is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.
C.	Expense Limitation
The Adviser has contractually agreed to limit the Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, 0.98% of average daily net assets for Class R6 shares through February 1, 2022. Following the contractual period, the Adviser may discontinue this expense reimbursement arrangement at any time. The waivers and reimbursements are accrued daily and received monthly.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in
21

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
	2022	2023	2024	Total
Class A	$ 118	$ 241	$ 177	$ 536

E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2021, it retained net commissions of $7 for Class A shares and CDSC of $10 for Class A shares and $2 for Class C shares.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended March 31, 2021, the Fund incurred administration fees totaling $2,994 which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2021, the Fund incurred transfer agent fees totaling $1,357 which are included in the Statement of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments in Affiliates
The Fund is permitted to purchase assets from or sell assets to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the
22

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended March 31, 2021, the Fund did not engage in Rule 17a-7 of the 1940 Act transactions.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at March 31, 2021.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities) during the period ended March 31, 2021, were as follows:
Purchases	Sales
$1,652,922	$2,318,909
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2021.
Note 5. 10% Shareholders
As of March 31, 2021, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts*
47%	2
*	The shareholders are not affiliated with Virtus.
Note 6. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive
23

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2021, the Fund held securities issued by various companies in specific sectors as detailed below:
Sector	Percentage of Total Investments
Information Technology	30%
Note 7.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 8. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At March 31, 2021, the Fund did not hold any securities that were restricted.
Note 9. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 10, 2022. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the period ended March 31, 2021, are included in the “Interest expense and/or commitment fees” line on the Statement of Operations. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require
24

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The borrowings during the period ended March 31, 2021 by the Fund were as follows:
Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
$1	$11,550	1.30%	2
Note 10. Federal Income Tax Information
($ reported in thousands)
At March 31, 2021, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 4,889,565	$ 1,529,994	$ (152,189)	$ 1,377,805
The Fund has capital loss carryovers available to offset future realized gains. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the fiscal year ended September 30, 2020, the Fund’s capital loss carryovers were as follows:

Short-Term	Long-Term
$88,600	$83,520
Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2020, the Fund deferred qualified late year losses as follows:
Capital Loss Deferred
$ 147,736
Note 11. Regulatory Matters and Litigation
From time to time, the Trust, the Fund, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
25

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2021
Note 12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
26

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Vontobel Asset Management, Inc. (the “Subadviser”) with respect to Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”). At virtual meetings held on November 3, 2020, and November 16-18, 2020 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VIA and the Subadviser; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
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CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s summary and statutory prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
28

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and its portfolio composition, as well as the Subadviser’s investment strategies. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2020.
The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 10-year period. The Board also noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1, 3- and 5-year periods.
The Board also considered management’s discussion about the reasons for the Fund’s underperformance relative to its peer group and benchmark. After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee included advisory fees. The Board also noted that the Fund had an expense cap in place to limit the total expenses incurred by a specific share class of the Fund and its shareholders. The Board also noted that the subadvisory fee was paid by VIA out of its
29

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
advisory fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses and economies of scale. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
The Board considered that the Fund’s net management fee and net total expenses were each in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by VIA affiliates. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In addition, because Vontobel Asset Management, Inc. is an unaffiliated subadviser, the Board relied on the ability of VIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that expense caps were in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board then concluded that no changes to the advisory fee structure of
30

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
the Fund with respect to economies of scale were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.
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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
R. Keith Walton
Brian T. Zino
Advisory Board Members
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8005	05-21

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/3/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/3/2021

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	6/3/2021

*	Print the name and title of each signing officer under his or her signature.